REGISTRATION NO. 333-136776/811-04909

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-6

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No.	☐
Post-Effective Amendment No. 8	☒

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 26	☒
(Check appropriate box or boxes.)

SYMETRA SEPARATE ACCOUNT SL

(Exact Name of Registrant)

Symetra Life Insurance Company

(Name of Depositor)

777 108th Avenue NE, Suite 1200, Bellevue, Washington	98004
(Address of Depositor’s Principal Executive Offices)	(Zip Code)

Depositor’s Telephone Number, including Area Code (425) 256-8000

Name and Address of Agent for Service

Jacqueline M. Veneziani

777 108th Ave NE, Suite 1200

Bellevue, Washington 98004

(425) 256-5026

Approximate date of Proposed Public Offering:

As Soon as Practicable after the effective date of this registration statement.

If appropriate, check the following:

             this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

It is proposed that this filing will become effective:

☐	Immediately upon filing pursuant to paragraph (b) of Rule 485

☒	On May 1, 2010 pursuant to paragraph (b) of Rule 485

☐	60 days after filing pursuant to paragraph (a) of Rule 485

☐	On pursuant to paragraph (a) of Rule 485

Title of Securities Being Registered:

Flexible Premium Variable Life Insurance Policies

CompleteSM

A Patented FutureSystem™ Life Model Design.

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

issued by

SYMETRA SEPARATE

ACCOUNT SL

and

SYMETRA LIFE INSURANCE COMPANY

This prospectus describes the Complete Individual Flexible Premium Variable Life Insurance Policy and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable life insurance policy is subject to risks, including the possible loss of principal. The policies are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

To learn more about the Complete Individual Flexible Premium Variable Life Insurance Policy, you can obtain a copy of the Statement of Additional Information (“SAI”) dated May 1, 2010. The SAI is incorporated by reference, has been filed with the SEC and is legally part of the prospectus. You may request a free paper copy of the SAI, a paper copy of this prospectus if you have received it in an electronic format, or a prospectus for any of the underlying Portfolios by calling us at 1-800-796-3872, visiting us at our website at www.symetra.com, or writing us at: PO Box 34690 Seattle, WA 98124-1690. The SEC maintains a website at (http:\\www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

Dated: May 1, 2010

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

•	Invesco V.I. Basic Value Fund (Series I shares)
•	Invesco V.I. Capital Appreciation Fund (Series I shares)
•	Invesco V.I. Capital Development Fund (Series I shares)
•	Invesco V.I. International Growth Fund (Series I shares)
•	Invesco V.I. Small Cap Equity Fund (Series I shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

•	American Century VP Balanced Fund
•	American Century VP Inflation Protection Fund
•	American Century VP International Fund
•	American Century VP Large Company Value Fund
•	American Century VP Ultra® Fund
•	American Century VP Value Fund

CALVERT VARIABLE PRODUCTS, INC.

•	Calvert VP Balanced Index Portfolio
•	Calvert VP EAFE International Index Portfolio
•	Calvert VP Nasdaq - 100 Index Portfolio
•	Calvert VP Russell 2000 Small Cap Index Portfolio
•	Calvert VP S&P MidCap 400 Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. - INITIAL SHARES

DREYFUS INVESTMENT PORTFOLIOS (“Dreyfus IP”)

•	Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND (“Dreyfus VIF”)

•	Dreyfus VIF - International Value Portfolio - Initial Shares

FIDELITY® VARIABLE INSURANCE PRODUCTS

•	Fidelity VIP Contrafund® Portfolio - Initial Class
•	Fidelity VIP Equity-Income Portfolio - Initial Class
•	Fidelity VIP Growth & Income Portfolio - Initial Class
•	Fidelity VIP High Income Portfolio - Initial Class
•	Fidelity VIP Investment Grade Bond Portfolio - Initial Class
•	Fidelity VIP Mid Cap Portfolio - Initial Class
•	Fidelity VIP Money Market Portfolio - Initial Class
•	Fidelity VIP Overseas Portfolio - Initial Class

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

•	Franklin Flex Cap Growth Securities Fund - Class 2
•	Franklin Income Securities Fund - Class 1
•	Franklin Small Cap Value Securities Fund - Class 1
•	Franklin Small-Mid Cap Growth Securities Fund - Class 1
•	Franklin U.S. Government Fund - Class 1
•	Franklin Templeton VIP Founding Funds Allocation Fund - Class 1
•	Mutual Shares Securities Fund - Class 1
•	Templeton Developing Markets Securities Fund - Class 1
•	Templeton Global Bond Securities Fund - Class 1
•	Templeton Growth Securities Fund - Class 1

IBBOTSON ETF ALLOCATION SERIES

•	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class I
•	Ibbotson Balanced ETF Asset Allocation Portfolio - Class I
•	Ibbotson Conservative ETF Asset Allocation Portfolio - Class I
•	Ibbotson Growth ETF Asset Allocation Portfolio - Class I
•	Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class I

JPMORGAN INSURANCE TRUST

•	JPMorgan Insurance Trust Core Bond Portfolio - Class 1 Shares
•	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 Shares

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

•	Neuberger Berman AMT Guardian Portfolio - Class I
•	Neuberger Berman AMT Mid Cap Growth Portfolio - Class I
•	Neuberger Berman AMT Regency Portfolio - Class I

PIMCO VARIABLE INSURANCE TRUST

•	PIMCO All Asset Portfolio - Administrative Class Shares
•	PIMCO CommodityRealReturn® Strategy Portfolio - Administrative Class Shares
•	PIMCO Total Return Portfolio - Administrative Class Shares

PIONEER VARIABLE CONTRACTS TRUST

•	Pioneer Emerging Markets VCT Portfolio - Class I Shares
•	Pioneer Equity Income VCT Portfolio - Class I Shares
•	Pioneer High Yield VCT Portfolio - Class I Shares
•	Pioneer Mid Cap Value VCT Portfolio - Class I Shares
•	Pioneer Real Estate Shares VCT Portfolio - Class I Shares
•	Pioneer Strategic Income VCT Portfolio - Class I Shares

VANGUARD® VARIABLE INSURANCE FUND PORTFOLIOS

•	Vanguard VIF - Balanced Portfolio
•	Vanguard VIF - Capital Growth Portfolio
•	Vanguard VIF - Diversified Value Portfolio
•	Vanguard VIF - Equity Income Portfolio
•	Vanguard VIF - Equity Index Portfolio
•	Vanguard VIF - High Yield Bond Portfolio
•	Vanguard VIF - International Portfolio
•	Vanguard VIF - Mid-Cap Index Portfolio
•	Vanguard VIF - REIT Index Portfolio
•	Vanguard VIF - Short-Term Investment - Grade Portfolio
•	Vanguard VIF - Small Company Growth Portfolio
•	Vanguard VIF - Total Bond Market Index Portfolio
•	Vanguard VIF - Total Stock Market Index Portfolio

DEFINITIONS

The following words and phrases are capitalized in this prospectus and have the following meanings.

Administrative Office	The Symetra Life designated location where correspondence and payments should be mailed. The address is PO Box 34690, Seattle, Washington 98124-1690.

Business Day	Any day the New York Stock Exchange is open for regular trading.

General Account	All of Symetra Life’s assets other than those attributable to the Separate Account or other Symetra Life separate accounts.

Home Office	Symetra Life’s principal place of business located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004.

Insured	The person whose life we insure under the policy.

Monthly Anniversary	The same date in each succeeding month as the Policy Date. If a Monthly Anniversary falls on a day that the New York Stock Exchange (NYSE) is not open for trading, the Monthly Anniversary will be the next Business Day that the NYSE is open for trading. Similarly, if a Monthly Anniversary falls on the 29th, 30th, or 31st of any month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

Net Amount of Risk	The death benefit less the Policy Value on each day.

Net Cash Surrender Value	The amount of your Policy Value minus any loan and accrued loan interest and any accrued monthly deductions.

NYSE	The New York Stock Exchange.

Owner	The person or legal entity entitled to exercise all rights and privileges under the policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the policy. Any reference to Owner in this prospectus includes any joint Owner.

Policy Anniversary	The same month and day in each succeeding year as the Policy Date.

Policy Date	The date the Policy is effective. Policy years and anniversaries are measured from this date.

Policy Value	The sum of the value of policy assets in the Symetra Fixed Account and the Separate Account.

Portfolios	The variable investment options available under the policy.

Separate Account	Symetra Separate Account SL which is a segregated asset account established under Washington law.

Sub-account	A division of the Separate Account for which Accumulation Units are separately maintained. Each Sub-account invests exclusively in a particular Portfolio. Your policy generally refers to “Portfolios” when referring to Sub-accounts.

Symetra Fixed Account	The investment option in this policy that provides for guaranteed interest and is part of Symetra’s General Account.

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BENEFIT SUMMARY

You should refer to your policy for actual and complete terms of the policy.

DEATH BENEFITS

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, (“Symetra Life”, “we” and “us”). In the policy, we promise to pay a death benefit to the named beneficiary when the Insured dies. The amount of death benefit generally depends upon your Policy Value and any loans you may take. Although your policy cannot lapse unless a policy loan exceeds your Policy Value, your death benefit will go up and down depending on the value of your policy.

The policy is flexible because, when you apply for the policy, you set the amount and frequency of premiums subject to our minimum requirements. You also may transfer among investment options and, subject to our approval, increase the amount of additional planned premiums.

The policy can be used for insurance protection and estate planning, as well as other long term financial goals. You should consider the policy in conjunction with other insurance you own.

INVESTMENT OPTION BENEFITS

Currently, the Separate Account invests in 69 Sub-accounts, however, not all Sub-accounts may be available for all policies. The Sub-accounts along with the Symetra Fixed Account are collectively referred to as “investment options.” You can have money in all available Sub-accounts and the Symetra Fixed Account under the policy at any one time. We reserve the right to add, combine, restrict or remove any Sub-account available as an option under your policy.

ACCESS TO YOUR MONEY

Subject to certain restrictions, you can access the money in your policy in many ways.

Surrenders. At any time while the policy is in force and the Insured is alive, you may surrender your policy for the Net Cash Surrender Value. Surrenders will likely have tax consequences.

Withdrawal. After the first policy year, you can take money out of your policy through a withdrawal. There is no charge on withdrawals. However, withdrawals will decrease the death benefit and will likely have tax consequences.

Transfers. You can transfer money among any of the available Sub-accounts or between the Symetra Fixed Account and a Sub-account at any time while the policy is in force and the Insured is living. Transfers to and from the Symetra Fixed Account may be limited every policy year to 25% of the Policy

Value and we reserve the right to impose other restrictions. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary. See “Section 3 - Transfers Among Sub-accounts and the Symetra Fixed Account” for more information. There is a $25 charge for transfers that exceed 12 transfers per policy year. Your transfers may also be limited by Symetra Life’s and the underlying portfolio’s market timing and excessive trading policies and procedures. Scheduled transfer options are also available through Dollar Cost Averaging and Investment Option Rebalancing and do not count against your 12 free transfers per policy year.

LOAN BENEFITS

You may take loans in any amount up to 100% of your Net Cash Surrender Value. The loan interest rate charged on loans under the policy is an annual effective rate of 5%. The annual effective interest rate credited on the amounts transferred from the Sub-accounts to the loaned portion of your policy to collateralize the loan is 5%. This results in an annualized cost to you of 0% for loans. Loans will likely have tax consequences.

TAX BENEFITS

We intend for the policy to satisfy the requirements under the Internal Revenue Code, as amended, and receive the tax treatment normally accorded life insurance contracts under federal tax law. In addition, your policy is designed so that it will most likely be treated as a modified endowment contract (“MEC”) under federal tax laws. Therefore, if your policy satisfies the tax law requirements to be treated as a life insurance contract, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the Policy Value, and therefore should not be taxed on increases in the Policy Value until you take out a loan, make a withdrawal, or surrender the policy. In addition, transfers of Policy Value should not be taxable transactions.

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RISK SUMMARY

You should refer to your policy for actual and complete terms of the policy.

PREMIUM PAYMENT RISK

On every Policy Anniversary, we will determine whether the total amount of premiums you have paid is less than 100% of the total planned premiums you set when we issued the policy. If the amount is less than 100%, you will be granted an additional period of 62 calendar days to make additional premium payments. If we do not receive at least 80% of the total planned premiums, then future planned premiums will be limited.

INVESTMENT RISK

The policy is designed for long term financial planning. Accordingly, the policy is not suitable as a short-term investment.

If you invest in the available Sub-accounts under the policy, your policy will be subject to investment performance. Depending upon market conditions, you can make or lose money in any of these Sub-accounts. Your Policy Value and death benefit will go up or down as a result of investment performance. You may also allocate money to the Symetra Fixed Account, which credits guaranteed interest. You assume the risk that the interest rate on the Symetra Fixed Account may decrease, although it will never be less than an annual effective guaranteed interest rate of 3%.

The risks and benefits of each Portfolio are fully described in its prospectus which, if not accompanying this prospectus, is available at no charge upon request. Please refer to the prospectuses for the underlying Portfolios for a complete discussion including the investment risks. There is no assurance that any of the Portfolios will achieve its stated investment objective.

WITHDRAWALS

There are risks associated with taking withdrawals from your policy. Withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an effect on your Net Cash Surrender Value and the death benefit payable under your policy. They will also likely have tax consequences. Withdrawals also increase the risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs; or
•	your beneficiary will receive less money.

TAX RISKS

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance under federal tax law, a life insurance policy must satisfy certain requirements set forth in the Internal Revenue Code of 1986. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard rate class basis should generally be deemed a life insurance contract under federal tax law. There is less guidance, however, with respect to policies issued on a substandard basis or policies, such as this one, that calculate the death benefit factor on a daily basis, and it is not clear whether such policies will in all cases satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

In addition, your policy is designed so that it will most likely be treated as a MEC under federal tax laws. If your policy is treated as a MEC, withdrawals, full surrenders, and policy loans incur taxes. If you are under age 59 1/2, you may also incur a 10% tax penalty. We monitor the status of your policy and will advise you if your policy is a MEC or if a transaction will cause it to become a MEC.

LOAN RISKS

There are risks associated with policy loans. Loaned amounts do not participate in earnings from the Sub-accounts and may not receive higher interest rates that may be available in the Symetra Fixed Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding loans plus any accrued interest. Loans may also result in policy lapse if the loan amount exceeds your Policy Value. Loans will also likely be treated as taxable distributions and may be subject to a 10% tax penalty. Please consult a tax advisor before borrowing money from your policy.

POLICY LAPSE RISK

Your Policy Value must exceed the amount you have in loans and loan interest or your policy will lapse. If you do not have enough Policy Value to cover the loan and loan interest, you will be granted a grace period of 62 calendar days to pay the amount of the loans and loan interest due. If we do not receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits.

INQUIRIES

For general correspondence or payments please contact our Administrative Office at:

Symetra Life Insurance Company

PO Box 34690

Seattle, WA 98124-1690

Telephone: 1-800-796-3872 Extension 22187

Facsimile: 1-866-719-3124

For overnight mail, please contact us at:

Symetra Life Insurance Company

777 108th Avenue NE, Suite 1200

Bellevue, WA 98004

Our Home Office is located at:

777 108th Avenue NE, Suite 1200

Bellevue, WA 98004

On the internet, please go to:

http:\\www.symetra.com

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FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying and owning the policy. The Fee Table reflects the expenses of the Separate Account as well as the Portfolios.

TRANSACTION FEES

The Transactions Fees Table describes the fees and expenses that you will pay when you buy and own the policy. There are no surrender charges in this policy.

CHARGE	WHEN CHARGE IS DEDUCTED	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
STATE PREMIUM TAXES (1)(2)	Upon payment of each premium	3.5% of each premium	3.5% of each premium
PREMIUM CHARGE	Upon payment of each premium	2.5% of each premium	1.25% of each premium
TRANSFER CHARGE	Assessed for each transfer in excess of 12 transfers in a policy year	$25	$25

(1)	For this policy, “state premium taxes” are based on taxes charged by state and other governmental entities (e.g., municipalities) which are measured by or based upon the amount of premium received by Symetra Life. In Oregon, this is called a premium based administrative charge. These state premium tax charges approximate the actual premium taxes we pay and range from 2.0% to 3.5%. The taxes charged on your premiums are based on your state of residence and are subject to change.

(2)	Under current federal income tax law, we are not taxed on the Separate Account’s operations. Thus, we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The Periodic Charges Table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio operating fees and expenses.

	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
CHARGE		GUARANTEED CHARGE	CURRENT CHARGE
COST OF INSURANCE CHARGE (1)(2)	Monthly
Minimum Charge		Annual rate of $0.18 per $1,000 per net amount of risk	Annual rate of $0.09 per $1,000 per net amount of risk
Maximum Charge		Annual rate of $350.32 per $1,000 per net amount of risk	Annual rate of $350.32 per $1,000 per net amount of risk
55 year old Male Standard Non-Nicotine User (2)(3)		Annual rate of $6.52 per $1,000 per net amount of risk	Annual rate of $3.50 per $1,000 per net amount of risk
MORTALITY AND EXPENSE RISK CHARGE (2)(4)	Monthly	Annual rate of 0.75% of the prior day’s ending Policy Value	Annual rate of 0.75% of the prior day’s ending Policy Value
ADMINISTRATION CHARGE	Monthly	Monthly rate of .025% of the month-end Policy Value not to exceed $8.00 per month	Monthly rate of .025% of the month-end Policy Value not to exceed $8.00 per month
DISTRIBUTION CHARGE (2)(5)	Monthly	Annual rate of 1.5% of the prior day’s ending Policy Value	Annual rate of 1.5% of the prior day’s ending Policy Value

(1)	This charge is based on the Insured’s gender, age and risk classification, the duration of the policy and the amount of insurance coverage. The charges shown in this table may not be representative of the charges that a particular policy owner will pay. For more information on the Cost of Insurance Charge that would apply to you, please contact your registered representative or us at our Administrative Office.

(2)	The Cost of Insurance Charge, the Mortality and Expense Risk Charge, and the Distribution Charge are calculated daily and deducted monthly on your Monthly Anniversary. At all times, the Net Cash Surrender Value reflects the daily calculation for these charges. If you surrender your policy, we will deduct any Cost of Insurance Charges, Mortality and Expense Risk Charge, and Distribution Charges accrued and owed to us.

(3)	The rates shown are for a 55 year old male standard non-nicotine user for the first policy year only. The rates will change each policy year thereafter to reflect the Insured’s attained age and risk class. For more information on the rate that would apply to you, please contact your registered representative or us at our Administrative Office.

(4)	The Mortality and Expense Risk Charge declines after policy year 20 to an annual rate of 0.60% and after policy year 30 to an annual rate of 0.50%.

(5)	The Distribution Charge is based on the Policy Value. It ranges from a maximum of 1.50% for the first $499,999.99 of Policy Value to a minimum of 0.50% for Policy Values equal to or in excess of $5,000,000.00.

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LOAN INTEREST RATE

	WHEN CHARGE IS DEDUCTED	MAXIMUM RATE	CURRENT RATE
NET INTEREST CHARGED ON LOANS	On each Policy Anniversary following the Loan Date (1)	0% of the loan amount (2)	0% of the loan amount

(1)	Loan interest is accrued daily. If you surrender your policy or take a partial withdrawal, we will deduct any loan interest accrued and owed to us.

(2)	We charge an interest rate of 5% on new and existing loans, but we also credit loaned amounts with a rate of 5%. Because the loans are charged and credited the same amount, there is no cost to you for loans under this policy.

TOTAL ANNUAL PORTFOLIO EXPENSES

The Total Annual Portfolio Expenses Table shows the lowest and highest total operating expenses charged by the Portfolio companies that you pay indirectly during the time you own the policy. The total operating expenses are expressed as an annual percentage of average daily net assets and are deducted from Portfolio assets. The amounts are based on expenses paid as of the end of the fiscal year December 31, 2009. Actual expenses in the future may be higher or lower. For Portfolios that invest in shares of one or more Acquired Funds, the total annual operating expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more Acquired Funds. The fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each individual Portfolio is contained in the prospectuses for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (1)	Lowest	Highest
Range of total annual portfolio operating expenses (before any waivers or expense reimbursement)	0.19%	1.51%
Range of total annual portfolio operating expenses (after any waiver or expense reimbursement) (2)	0.19%	1.47%

(1)	We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio.

(2)	The range of Total Annual Portfolio Operating Expenses after any waiver or expense reimbursement takes into account contractual arrangements for certain Portfolios that require the investment adviser to reimburse or waive Portfolio operating expenses until at least April 30, 2011. Advisers to certain Portfolios offered in the policy agree to waive or reimburse advisory fees or other fees. This reduces Portfolio operating expenses. Such arrangements are described in more detail in the prospectus for each Portfolio. Any waivers or expense reimbursements in place for the available Portfolios did not impact the Portfolios that had the lowest and highest expenses of the available Portfolios. Therefore, the expenses listed for the Portfolios with the highest and lowest total annual Portfolio operating expenses are not affected by any waiver of expense reimbursement.

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1. THE POLICY

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, (“Symetra Life”, “we” and “us”). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the Insured dies.

The policy is called “flexible” because, when you apply for the policy, you choose the amount and frequency of premiums, subject to our minimum premium requirements. We underwrite the planned premiums you apply for rather than a specific face amount.

The policy is called “variable” because you can choose among the available variable investment Sub-accounts in which you can make or lose money depending upon market conditions. The investment performance of the Sub-account(s) you choose affects the value of your policy and will affect the value of your death benefit.

The policy also has a fixed account. Your money in the fixed account earns interest at a rate we set. The annual effective interest rate will never be less than 3%. The rate credited to premiums and other allocations to the Symetra Fixed Account are guaranteed for at least 12 months.

The policy benefits from tax deferral. While the Insured is living, you pay no tax on policy earnings unless you take money out of the policy. When the Insured dies, the death benefit is paid to your named beneficiary free from federal income tax.

To purchase a policy, you must submit an application, including your requested planned premiums, and provide evidence of insurability satisfactory to us. Before approving an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium.

State Variations. This prospectus generally describes applicable provisions of the policy, and certain provisions of your policy may be different from the description in the prospectus. You should refer to your policy for specific variations since any such state variations will be included in your policy or in endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

OWNER

The Owner of the policy is as shown on the policy application unless changed. You, as Owner, may exercise all ownership rights under the policy.

The policy can be owned by joint Owners. Each joint Owner has equal ownership rights and must exercise those rights jointly.

Use care when naming joint Owners and beneficiaries and consult your agent or other adviser if you have questions.

INSURED

The Insured is the person whose life is covered under the policy. The Owner can be, but does not have to be, the same as the Insured.

BENEFICIARY

The beneficiary is the person or entity you choose to receive the death benefit when the Insured dies.

ASSIGNMENT

You may assign the policy. The assignment will become effective when we receive written notification at our Administrative Office. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. If your policy is a MEC, an assignment will likely be taxable. See “Section 6-Taxes” for more information. An absolute assignment will be considered a change of ownership.

2. PREMIUMS

Premiums should be made payable to Symetra Life Insurance Company and must be made in a form acceptable to us. You may choose to pay premiums:

•	By personal check drawn on U.S. funds; or
•	By wire transfer originating from a bank in the United States.

You may change the method of paying premiums at any time without charge.

We will not accept premium payments made in the following forms:

•	Cash;
•	Credit cards;
•	Money orders, cashier’s checks or travelers checks;
•	Third party checks; or
•	Agency checks, unless drawn on a trust or fiduciary account.

POLICY DATE

The effective date of insurance coverage (“Policy Date”) is dependent upon the completion of all underwriting requirements, payment of the full initial premium, and delivery of the policy with the completion of delivery requirements, if any, while the Insured is still living. We measure the Policy Anniversaries and the Monthly Anniversaries from the Policy Date. The Policy Date is shown in the policy. If you have the policy but have not paid the initial premium, you have no insurance coverage. We do not issue temporary insurance coverage.

PLANNED PREMIUMS

When you apply for the policy, you request the amount and frequency of premium payments you plan to make each policy year. We refer to these as “planned premiums.” Your first-year premium must be at least $25,000. Approval of your premium plan is subject to our underwriting requirements.

9

After you pay your first-year planned premium, you may make future premium payments according to the premium plan you chose and that is shown in your policy. Future premium payments do not have to be level and do not have to be made every policy year. When you apply for the policy, you may set future premium payments that are higher or lower than your initial first-year premium payment to meet your needs. We will send you quarterly notices showing you premium payments you have made in a given policy year and what your planned premium payments for that policy year are. You can choose to make each policy year’s planned premium in a lump sum or in installments. However, after the policy is issued, you may not pay us more than your planned premiums. Excess premium will be returned to you.

Every Policy Anniversary, we calculate the amount of premium payments you have made to the policy and compare that amount to the planned premiums. If our calculation shows that you have paid less than 100% of the planned premiums, then we will provide you written notice of the premium deficit. If you do not meet your premium plan, the amount you can invest into your policy will be permanently reduced. Therefore, your Policy Value will also be reduced resulting in a lower death benefit.

Extended Premium Acceptance Period.  We will allow you a 62-day period from the end of the policy year to pay the premium deficit for that policy year. We call this the “extended premium acceptance period.” If you pay any premium during the extended premium acceptance period, we will apply such premium to the policy year just ended to the extent necessary to make up the premium deficit. Any excess premium will be applied to the current policy year unless you tell us otherwise. If you have a loan on your policy, any payments will be first applied to the loan and loan interest unless you tell us otherwise. Any remaining amount will then be applied to the premium deficit.

If a premium deficit remains unpaid after the extended premium acceptance period and the sum of the total premiums paid is less than 80% of the total planned premium, then future annual premiums will be revised and a new premium plan will be issued. Under the new premium plan, you will be limited to the lesser of:

•	the planned annual premium for each subsequent policy year, and
•	the annual premium paid in the policy year in which the total premiums paid fell below 80% of the total planned premium.

You are allowed only one revised premium plan under the policy. If you fail to pay at least 80% of the revised planned premiums, we will not accept any further payments to your policy.

The following Example shows how a premium deficit can affect your policy:

In this example, premiums paid in policy years 2 and 3 do not meet the premium plan. This causes the cumulative percentage to fall below 80% following policy year 3. As a result, the premiums in future years are limited to the amount of the last premium paid and a new revised premium plan is issued. In policy years 6 and 7, the premiums paid do not meet the revised premium plan causing the cumulative revised percentage to fall below 80% following policy year 7. Because 80% of the cumulative revised premium plan remains unpaid at the end of policy year 7, we no longer accept any further payments to the policy.

	Original		Cumulative			Revised		Cumulative Revised
Policy Year	Premium Plan	Premium Paid	Premium Plan (1)	Premium Paid (2)	(2) divided by (1)	Premium Plan	Premium Paid	Premium Plan (1)	Premium Paid (2)	(2) divided by (1)
1	250,000	250,000	250,000	250,000	100%
2	100,000	40,000	350,000	290,000	82.9%
3	100,000	60,000	450,000	350,000	77.8%
4	75,000					60,000	60,000	60,000	60,000	100%
5	50,000					50,000	50,000	110,000	110,000	100%
6	25,000					25,000	10,000	135,000	120,000	88.9%
7	50,000					50,000	15,000	185,000	135,000	73.0%
8	100,000					60,000		245,000
9	100,000					60,000		305,000
10	150,000					60,000		365,000

Premiums Made by 1035 Exchange:  In the first policy year you may make a “1035 exchange” into this policy to meet your premium plan. Premiums made by 1035 exchange will be accepted under the following conditions:

•	If the exchange is equal to or no more than 105% of the planned premium by section 1035 exchange amount, it will be accepted in its entirety. A revised premium plan will be provided to you reflecting any increase due to the 1035 exchange.
•	If the exchange is more than 105% of the planned premium by section 1035 exchange amount, we will contact you for further instructions. We will examine the

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risks involved in accepting the 1035 exchange and either issue a new premium plan subject to underwriting, or reject the 1035 exchange in its entirety.
•	If the section 1035 exchange is less than the planned amount, it will be accepted in its entirety and treated like any other premium.

You should carefully consider whether to make a 1035 exchange into this policy. If the policy’s cash value that you are exchanging fluctuates in value, we may receive less to apply to this policy than you anticipated. This means you may need to provide us additional premium from other sources in order to meet your premium plan under this policy. If we receive more than 105% of the planned premium and we are unable to accept the additional amount, we will attempt to return the 1035 exchange to your previous carrier. In this case or in the event you decide not to accept the policy, your previous life insurer may be unwilling to reinstate your previous policy. You may lose insurance coverage and the other benefits available to you from your previous insurance carrier. You may also be subject to tax on the investment gain on your previous policy and possibly tax penalties.

Before you agree to exchange your existing coverage for this policy, you should carefully review this decision with your registered representative and your tax advisor.

As with payment of your initial premium, you may choose to make planned premiums directly to us or through a wire transfer. You may change the method of paying premiums at any time without charge.

Payments made by check and sent directly to our Administrative Office.  Premium payments made by check and received with all the information we need to process it at our Administrative Office are credited to your policy on the same day as received by us. However, if your check is received without the necessary information we need to process it, or at any address other than the Administrative Office, processing delays will occur as we attempt to contact you to get the necessary information.

Payments made by Wire Transfer.  Premium payments may be made by wire transfers under this policy. You must provide accurate wiring instructions to the wiring bank which must include your Symetra Complete policy number, the name in which the policy is issued and other information we may require. Prior to placing a wire transfer, please contact us at our Administrative Office for more information and to obtain wire transfer instructions.

ALLOCATION OF PREMIUM AND POLICY VALUE

You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%.

We deduct the state premium tax charge and premium charge from your premium prior to allocating your premium to your policy. We call the applied premium your “net premium.”

Subsequent payments will be allocated to the Sub-accounts and/or Symetra Fixed Account, according to the allocation instructions we have at that time. You may change your premium allocations at any time.

Any amounts allocated to the Symetra Fixed Account and the Sub-accounts are effective and valued as of the next close of regular trading at the New York Stock Exchange ("NYSE"). This is usually 4:00 p.m. Eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money, your allocations will be valued as of the close of the NYSE on its next regular Business Day.

The Policy Value is equal to the sum of the amount you have in the available Sub-accounts and the Symetra Fixed Account under the policy at any one time. On your Monthly Anniversary, the Policy Value will be reduced by the monthly deductions and the Administration Charge. See “Section 4: Charges and Expenses” for more information. The value of your policy can change daily depending upon market conditions.

The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loan or loan interest and accrued daily deductions for the Cost of Insurance Charge, the Mortality and Expense Risk Charge, and the Distribution Charge for the current month.

ACCUMULATION UNITS

The value of the variable portion invested in the Separate Account of your policy will go up or down depending upon the investment performance of the Sub-account(s) you choose. In order to keep track of the value of the variable Sub-accounts, we use a unit of measure called an accumulation unit which works like a share of a mutual fund.

We calculate the value of an accumulation unit for each Sub-account after the NYSE closes each day. To determine the current accumulation unit value, we take the prior day’s accumulation unit value and multiply it by the net investment factor for the current day.

The net investment factor is used to measure the daily change in accumulation unit value for each Sub-account. The net investment factor equals:

•	the net asset value per share of the applicable Portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the Portfolio that day; divided by
•	the net asset value per share of a Portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the Portfolio that day.

The value of an accumulation unit may go up or down from day to day.

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When you make net premium payments (including loan repayments) or transfers into a Sub-account, we credit your policy with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a Sub-account, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is determined by taking the amount of the net premium payment, transfer or withdrawal (less applicable charges) and dividing it by the value of an accumulation unit on the date the transaction occurs.

Example:  Assume that on Monday, we receive a $1,000 net premium payment (after applicable state tax and premium charges are deducted) from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Growth & Income Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Fidelity VIP Growth & Income Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your policy on Monday night with 29.31 accumulation units for the Fidelity VIP Growth & Income Portfolio.

POLICY LAPSE

Your policy will lapse only if your total loan and loan interest due would exceed the Policy Value. We will allow you a grace period to pay the amount of the loans and loan interest due and provide you and any assignee of record written notice of how much money you need to send us to keep your policy in force. This grace period will expire 62 calendar days from the date written notice is sent to you that states your total loans and loan interest exceed the Policy Value.

If we do not receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits. If your policy ends without value (“lapses”), we will send written notice to you and any assignee of record. If the Insured dies during the grace period, we will pay the death benefit to the beneficiary less any outstanding loans, accrued loan interest or charges.

REINSTATEMENT

If your policy lapses, you have three years from the lapse date and while the Insured is living to request reinstatement of your policy. The lapse date is the date written notice is sent to you informing you that you need to send us payment in order to keep your policy in force. This is also the first day of the grace period. Reinstatement allows you to keep your original Policy Anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

•	provide us satisfactory evidence of insurability; and
•	pay the amount of premium required so that the total premiums paid since the Policy Date is equal to at least 80% but no more than 100% of the cumulative premium plan in effect on the lapse date.

Coverage will be reinstated effective the date we approve your reinstatement application and a new premium plan will be issued.

You may not reinstate a policy that you surrendered for Policy Value.

RIGHT TO EXAMINE

You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us or your Symetra Life registered representative within the period stated on the cover page of your policy. This period will be at least 10 calendar days (longer in some states) from the date the policy is delivered. You will receive your Policy Value or a return of premium, depending on state requirements. Policy Value may be more or less than your premium. If we are required by state law to refund the total premiums paid or to give you a choice between a refund of Policy Value or return of premium, we will hold any premium received for your policy in the Fidelity VIP Money Market Portfolio until the “Right to Examine” period is ended.

3. INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS

The following Portfolios are currently offered to policy Owners through the divisions (or “Sub-accounts”) of the Separate Account. Each Sub-account invests exclusively in a particular Portfolio. The Portfolios are not offered directly to the public, but are available to life insurance companies as options for variable life insurance policies and variable annuity contracts. Symetra Life is not recommending a particular Portfolio or offering investment advice.

The name, investment objective and investment advisor of the Portfolios offered under this policy are listed below. There is no assurance that any of the Portfolios will achieve their stated objective. You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by calling us at 1-800-796-3872. You can have money in all available Sub-accounts and the Symetra Fixed Account at any one time. Not all Portfolios listed below may be available for all policies. You should read the prospectuses carefully before investing. The Portfolio information below was provided by the Portfolios. We have not independently verified the accuracy of the information.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Basic Value Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Capital Appreciation Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Capital Development Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund	The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities.	American Century Investment Management, Inc.
American Century VP Inflation Protection Fund	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP International Fund	The fund seeks capital growth.	American Century Global Investment Management, Inc.
American Century VP Large Company Value Fund	This fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra® Fund	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund	This fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
Calvert Variable Products, Inc.
Calvert VP Balanced Index Portfolio	The Balanced Index Portfolio seeks investment results, with respect to approximately 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to approximately 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Barclays Capital Aggregate Bond Index.	Calvert Asset Management Company, Inc.
Calvert VP EAFE International Index Portfolio	The EAFE International Index Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International EAFE Index. The MSCI EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.	Calvert Asset Management Company, Inc.
Calvert VP Nasdaq - 100 Index Portfolio	The Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.	Calvert Asset Management Company, Inc.
Calvert VP Russell 2000 Small Cap Index Portfolio	The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.	Calvert Asset Management Company, Inc.
Calvert VP S&P MidCap 400 Index Portfolio	The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.	Calvert Asset Management Company, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.	The fund seeks to provide capital growth, with current income as a secondary goal.	The Dreyfus Corporation
Dreyfus Investment Portfolios (“Dreyfus IP”)
Dreyfus IP - Technology Growth Portfolio	The portfolio seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Variable Investment Fund (“Dreyfus VIF”)
Dreyfus VIF - International Value Portfolio	The fund seeks long-term capital growth.	The Dreyfus Corporation Sub-advised by the Boston Company Asset Management LLC

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Fidelity® Variable Insurance Products
Fidelity VIP Contrafund® Portfolio	Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund’s goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor’s 500SM Index (S&P 500®).	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Fidelity VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Fidelity VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Investment Grade Bond portfolio seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Fidelity VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Fidelity VIP Overseas portfolio seeks long-term growth of capital.	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth Securities Fund	Seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies that the manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.
Franklin Income Securities Fund	Seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Small Cap Value Securities Fund	Seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth Securities Fund	Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.	Franklin Advisers, Inc.
Franklin U.S. Government Fund	Seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.
Franklin Templeton VIP Founding Funds Allocation Fund	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests equal portions in Class 1 shares of Franklin Income Securities Fund; Mutual Shares Securities Fund; and Templeton Growth Securities Fund.	The Fund does not have an investment manager. The Fund Administrator is Franklin Templeton Services, LLC.
The Franklin Templeton VIP Founding Funds Allocation Fund is a “fund of funds”, which means that it achieves its objective by investing in other mutual funds rather than in individual securities. Funds of funds have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.
Mutual Shares Securities Fund	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.	Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund	Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments.	Templeton Asset Management Ltd.
Templeton Global Bond Securities Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
Templeton Growth Securities Fund	Seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.	Templeton Global Advisors Limited

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Ibbotson ETF Allocation Series
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation and some current income.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and preservation of capital.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
The Ibbotson Portfolios listed above are “fund of funds” and seek to achieve their investment objectives by investing primarily in portfolios of underlying exchange-traded funds which are open end mutual funds that can be traded at any time of the day (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). These Underlying ETFs, in turn, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in an attempt to approximate the investment performance of the applicable benchmark. Fund-of-Funds have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMorgan Investment Management Inc., an indirect, wholly-owned subsidiary of JPMorgan Chase & Co.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Guardian Portfolio	The Fund seeks long-term growth of capital; current income is a secondary goal. To pursue these goals, the Fund invests mainly in common stock of mid- to large-capitalization companies.	Neuberger Berman Management LLC
Neuberger Berman AMT Mid Cap Growth Portfolio	The Fund seeks growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index.	Neuberger Berman Management LLC
Neuberger Berman AMT Regency Portfolio	The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index.	Neuberger Berman Management LLC
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Emerging Markets VCT Portfolio	The Portfolio seeks long-term capital appreciation primarily through the securities of issuers in countries with emerging economies or securities markets.	Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio	The Portfolio seeks current income and long-term capital growth primarily through income-producing equity securities of U.S. companies.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT Portfolio	The Portfolio seeks to maximize total return by investing in below-investment-grade debt securities and preferred securities.	Pioneer Investment Management, Inc.
Pioneer Mid Cap Value VCT Portfolio	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Investment Management, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Pioneer Real Estate Shares VCT Portfolio	The Portfolio seeks long-term growth of capital. Current income is a secondary objective.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio	The Portfolio seeks high current income by actively managing a diversified portfolio of U.S. and international high yield and investment-grade debt securities.	Pioneer Investment Management, Inc.
Vanguard® Variable Insurance Fund Portfolios Vanguard is a registered trademark of The Vanguard Group
Vanguard VIF - Balanced Portfolio	The Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income.	The Vanguard Group, Inc.
Vanguard VIF - Capital Growth Portfolio	The Capital Growth Portfolio seeks to provide long-term capital appreciation.	The Vanguard Group, Inc.
Vanguard VIF - Diversified Value Portfolio	The Diversified Value Portfolio seeks to provide long-term capital appreciation and income.	The Vanguard Group, Inc.
Vanguard VIF - Equity Income Portfolio	The Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	The Vanguard Group, Inc.
Vanguard VIF - Equity Index Portfolio	The Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF - High Yield Bond Portfolio	The High Yield Bond Portfolio seeks to provide a high level of current income.	The Vanguard Group, Inc.
Vanguard VIF - International Portfolio	The International Portfolio seeks to provide long-term capital appreciation.	The Vanguard Group, Inc.
Vanguard VIF - Mid-Cap Index Portfolio	The Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return mid-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF - REIT Index Portfolio	The REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity Real Estate Investment Trusts.	The Vanguard Group, Inc.
Vanguard VIF - Short-Term Investment-Grade Portfolio	The Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility.	The Vanguard Group, Inc.
Vanguard VIF - Small Company Growth Portfolio	The Small Company Growth Portfolio seeks to provide long-term capital appreciation.	The Vanguard Group, Inc.
Vanguard VIF - Total Bond Market Index Portfolio	The Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.	The Vanguard Group, Inc.
Vanguard VIF - Total Stock Market Index Portfolio	The Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.
The Vanguard VIF - Total Stock Market Index Portfolio is a “fund of funds,” which means that it achieves its objective by investing in other mutual funds rather than in individual securities. Funds of funds have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable life insurance policies and variable annuity contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same Portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable life insurance and variable annuity contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the Portfolios that are available upon request if they do not accompany this prospectus.

The investment performance for the Portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There is no assurance, and we do not represent, that the investment performance of the Portfolios will be comparable to any other Portfolio, even those with the same investment objectives and policies and adviser or manager.

COMPENSATION WE RECEIVE FROM PORTFOLIOS

We have agreements with each of the Portfolio advisors or their affiliates that describe the administrative practices and responsibilities of the parties. We may receive compensation from some or all of the Portfolios or their investment advisers, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with respect to the Portfolios. We may use this compensation for any purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the policy. We also

16

receive this compensation for providing services to policy Owners invested in the Portfolios on behalf of the Portfolios. The amounts we receive, if any, may be different for different Portfolios, and usually depends on how much we have invested in the applicable Portfolio. The compensation amount is typically determined by multiplying a specified annual percentage rate by the average net assets held in that Portfolio for the variable annuity and variable life insurance policies issued by us that offer that particular Portfolio. Currently, the maximum percentage rate we receive for any Portfolio offered under this policy is 0.30%. Some advisors may pay us less; some do not pay us any such compensation.

The compensation may be made by the advisor or its affiliate out of profits which may include fees the advisor deducted from fund assets or from the advisor’s (or its affiliate’s) other sources of revenue. You will bear the costs of these fees through your investment in the Sub-accounts that invest in these Portfolios. You may obtain a list of such fees that we receive by contacting us at our Administrative Office.

In addition, some of the Portfolios may make payments to us or our affiliates pursuant to a distribution and/or servicing plan adopted by the Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fees are for distribution related services that we perform on behalf of the Portfolios. Such distribution service or “12b-1” fee is disclosed in the prospectus for each Portfolio and is paid directly out of Portfolio assets. Currently, the maximum percentage rate we receive for any Portfolio is 0.25%. Some advisers may pay us less; most do not pay us any such compensation.

The compensation that we receive may be significant and we may profit from this compensation. When determining which Portfolios to offer in our variable policies, we consider the Portfolios’ name recognition, investment objective, performance, and reputation. We review our Portfolios periodically. Based upon our review, we may remove or restrict allocation of additional premiums and/or transfers of Policy Value to a Portfolio if the Portfolio no longer meets one or more of the criteria. We do not recommend any particular Portfolio, and we do not provide investment advice. We also consider the amount of compensation that we receive from the Portfolios, their advisers, or their distributors.

CHANGES TO THE INVESTMENT OPTIONS

We reserve the right to add, combine, restrict, or remove any Sub-account as an investment option under your policy. If any shares of the Sub-accounts are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another Sub-account. New or substitute Sub-accounts may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close Sub-accounts to allocations of new premium payments by existing or new policy Owners and we reserve the right to do so at any time and in our discretion. We further reserve the right to restrict or remove the Symetra Fixed Account as an investment option under the policy. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

VOTING RIGHTS

Symetra Life is the legal owner of the Portfolios’ shares. However, when a Portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The Portfolio shares are voted in accordance with the instructions we receive from you. We vote Portfolio shares for which no timely instructions are received in proportion to the voting instructions that are received with respect to that Portfolio. For this reason, a small number of policyholders may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. You have no voting rights with respect to values in the Symetra Fixed Account.

DISREGARD OF VOTING INSTRUCTIONS

Symetra Life may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause any Portfolio to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the Portfolio. Symetra Life may also disapprove changes in the investment policy initiated by the Owners or trustees of the Portfolios. Symetra Life will disapprove such changes if it believes disapproval is reasonable and it determines in good faith that the change would:

•	violate state or federal law;
•	be inconsistent with the investment objectives of the Portfolios; or
•

vary from the general quality and nature of investments and investment techniques used by other Portfolios with similar investment objectives and underlying other variable policies offered by Symetra Life or of an affiliated life insurance company.

In the event that Symetra Life does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to Owners.

SYMETRA FIXED ACCOUNT

The policy also offers a fixed account with interest rates that are set and guaranteed by Symetra Life. Premiums and other allocations to the Symetra Fixed Account will be credited with the interest rate established for the date that we receive the funds. This rate will be applied on the date we receive the funds and continue for at least 12 months. Once this period is over, we can adjust the interest rate. Adjusted rates will apply to the funds and credited interest for at least 12 months, after which the rate can be adjusted again. Annual effective guaranteed interest rates will never be less than the minimum allowed by state law. We reserve the right to change the guaranteed minimum interest for newly issued policies, subject to applicable state law.

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TRANSFERS AMONG SUB-ACCOUNTS AND THE SYMETRA FIXED ACCOUNT

You can transfer money among any of the available Sub-accounts and the Symetra Fixed Account 12 times per policy year free of a transfer charge. Each additional transfer may have a charge up to a maximum of $25. Transfers to or from the Sub-accounts will take effect on the next close of the NYSE after we receive the request with all the information we need to process it at our Administrative Office. Transfer requests received at any other address may delay processing. Amounts equal to loans and loan interest are held as collateral for your loan and therefore are not available for transfer. We reserve the right to limit transfers to and from the Symetra Fixed Account in the following manner:

•	postpone the transfer for 30 calendar days;
•	limit transfers to the Symetra Fixed Account to 25% of the Policy Value per policy year. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary;
•	reduce the amount of the transfer so it does not exceed 25% of the unloaned amount of your Policy Value; and
•	limit the total number of transfers from the Symetra Fixed Account to one per policy year. If limited, the transfer will be effective on the Policy Anniversary after the date we receive it.

TRANSFER TRANSACTIONS AVAILABLE

We will accept transfer requests from you by telephone, and by signed request sent by fax or mail. Each transfer must identify:

•	your policy number;
•	the amount of the transfer; and
•	which investment options are affected.

Telephone transactions are available for allocation changes, transfer between Sub-accounts and the Symetra Fixed Account, Investment Option Rebalancing and Dollar Cost Averaging. We record all telephone instructions. We do not accept transfer requests sent by e-mail.

By providing us with a properly signed authorization, you may authorize someone else to make transactions by phone, mail or fax on your behalf. We will use reasonable procedures to confirm that instructions given to us by written request and telephone are genuine.

Although we use reasonable procedures, we cannot assure you that telephone activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

SCHEDULED TRANSFERS

You can initiate the following scheduled transfers among your investment options free of charge. We may impose restrictions on the number of scheduled transfers that can be initiated during each policy year or on the investment options available for scheduled transfers. We will notify you in writing prior to imposing any restrictions. Once started, these scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the source investment option. Scheduled transfers will not count against your 12 free transfers and are available at no charge. Scheduled transfers also do not count against the 25% limitation to transfers to the Symetra Fixed Account that may be in effect.

Dollar Cost Averaging.  This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts on a monthly, quarterly, semi-annual or annual basis from any Sub-account or the Symetra Fixed Account to any of the other Sub-accounts.

Investment Option Rebalancing.  After your money has been invested, the performance of the Sub-accounts and interest credited to the Symetra Fixed Account may cause the percentage in each investment option to change from your original allocations. You can instruct us to adjust your investment in the investment options to maintain a predetermined mix on a monthly, quarterly, semi-annual or annual basis. Investment Option Rebalancing can be used with Dollar Cost Averaging.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY

Effects of Excessive Transfers and Market Timing Activity.  The policy and the Portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Such trading activity may be disruptive to Portfolio management strategies by causing forced and unplanned Portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a Portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by variable policy owners, including Owners of this policy. These disruptive activities may increase expenses and adversely affect Sub-account performance, thereby negatively impacting long-term policy owners.

Detection and Deterrence.  Symetra Life discourages and does not accommodate frequent transfers or market timing activity. Due to the potential adverse consequences to policy owners, we have established certain policies and procedures to aid us in detecting and deterring policy Owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among Sub-accounts if such trades are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

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In general, our market timing procedures detect market timing by identifying transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters.

In general, we monitor for “roundtrip” transfers of the same Sub-account within a thirty-day period. We also monitor for “inter-subaccount” transfers between any two Sub-accounts within a sixty-day period. The following transactions will generally be reviewed for market timing activity:

•	Any two roundtrip transfers in any rolling ninety-day period; and
•	Any four inter-Sub-account transfers occurring within a sixty-day period.

We will particularly scrutinize transactions involving those Sub-accounts that are subject to abuse by market timing strategies, such as those Sub-accounts that have an international investment profile. For example, if you transfer from American Century VP International Fund to Fidelity VIP Money Market Portfolio followed by a transfer from Fidelity VIP Money Market Portfolio to American Century VP International Fund within ten Business Days, we may conclude that you are engaging in market timing. We may aggregate transfers made in two or more policies that we believe are connected in applying the procedures we employ to deter market timing.

In addition, our procedures include reviewing trading volumes every day in each Sub-account offered in your policy. We will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular Sub-accounts by particular policy Owners.

If we conclude that market timing or other disruptive trading patterns are being transacted by you (whether or not your transfers took place within five Business Days), we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for six months thereafter. If, after the six-month limitation is lifted, the market timing activity resumes, we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for twelve months thereafter. In addition, we will require you to submit transfer requests via U.S. mail during that 12-month period. If transfer instructions are inadvertently accepted from you after you have been identified as a market timer, we will reverse the transaction within one to two Business Days.

In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers or requiring transfers be submitted via U.S. mail. If we modify our procedures, they will be applied uniformly to all policy Owners and owners of other Symetra Life variable products.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next Business Day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular policy Owners.

We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the policy may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the Sub-accounts and dilution of long-term Portfolio owners' returns. Thus, your policy cash value may be lower due to lower returns in your Sub-account investments.

Underlying Portfolio Frequent Trading Policies.  The Portfolio managers to whom we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable life policy owners and variable annuity contract owners. Those Portfolio managers may require us to investigate whether any of our policy owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. If the Portfolio managers believe you are engaged in market timing activity they may block you from making transfers or purchases to their Portfolios. In addition, Federal regulations require us to provide individual transaction and policy Owner information to the Portfolio managers when requested.

The Portfolios to which we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the Portfolios available for investment by you. We have entered into a written agreement, as required by SEC regulation, with each underlying Portfolio or its principal underwriter. These agreements obligate us to promptly provide to the underlying Portfolio upon request certain information about the trading activity of individual policy owners. The Portfolios may require us to execute their instructions to restrict or prohibit further purchases or transfers by specific policy owners who violate the frequent trading policies established by the underlying Portfolio.

In cases of large or frequent transfers, the Portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other Portfolio shareholders or violate the Portfolios’ policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a Sub-account if the Portfolio manager rejects such trade or the trade violates a Portfolio’s policies and procedures. If a Portfolio refuses to accept a transfer request we have already

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processed, we will reverse the transaction within one to two Business Days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares and to impose redemption fees.

Omnibus Order.  Policy Owners and other persons with material rights under the policies also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance contracts. The omnibus nature of these orders may limit the underlying Portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of underlying Portfolio shares, as well as the owners of all of the variable life insurance policies (or variable annuity contracts), including ours, whose variable investment options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from owners engaged in frequent transfer activity, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying Portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

4. CHARGES AND EXPENSES

There are charges and other expenses associated with the policy that reduce the return on your investment in the policy.

MONTHLY DEDUCTION

The “Mortality and Expense Risk Charge,” “Cost of Insurance Charge,” and “Distribution Charge” are collectively referred to as the “monthly deduction” charge and are individually described below. We calculate each of these charges daily, accrue them, and deduct them on the Monthly Anniversary. We will calculate the amount of the monthly deduction every day in proportion to the amounts you have invested in the Symetra Fixed Account and the Sub-accounts on that day. However, when we deduct the monthly deduction, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed

Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. If you take a withdrawal or surrender your policy, we will prorate the monthly deduction and deduct it prior to making payment to you.

Example:  Assume the accrued monthly deduction is equal to $100.00; the Symetra Fixed Account has $5,000 and the Sub-account has $15,000. The Policy Value is then equal to $20,000. The proportional deduction of the $100.00 would be taken as follows: $25.00 ($5,000 divided by $20,000 times $100.00) from the Symetra Fixed Account and the remaining $75.00 from the Sub-account.

Mortality and Expense Risk Charge.  We calculate a daily deduction for the Mortality and Expense Risk Charge and deduct this charge monthly. This charge is equal, on an annual basis, to the following percentages of the Policy Value:

•	0.75% in policy years 1 - 20;
•	0.60% in policy years 21 - 30; and
•	0.50% in all remaining policy years.

This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. We expect to profit from this charge. The rate of the mortality and expense risk charge will not be increased.

Cost of Insurance Charge.  We calculate a daily deduction for the Cost of Insurance Charge and deduct this charge monthly. The charge is equal to the following:

1.	the daily cost of insurance rate; multiplied by,
2.	the Policy Value at the start of the day.

The Cost of Insurance Charge is based on an annual rate that varies from policy to policy and from day to day and covers the risk that the Insured will die and we will pay a death benefit. The death benefit we pay less the Policy Value equals the Net Amount at Risk. In other words, the Net Amount at Risk is the amount we would pay in addition to your Policy Value upon the Insured’s death. Unlike many life insurance policies, this policy measures the current cost of insurance deduction based on the Policy Value and not the Net Amount at Risk. Because the Policy Value is affected by the investment performance of the investment options you choose, by your payment of premiums, and by the charges we deduct, your Net Amount at Risk will fluctuate daily as your Policy Value fluctuates.

The current cost of insurance rate is based on:

•	the Insured’s age;
•	gender, if permitted by law;
•	risk classification; and
•	the policy’s duration.

The current cost of insurance rates will not exceed those guaranteed in the policy. The guaranteed maximum insurance

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cost rates for standard risks are based on the 2001 Commissioner’s Standard Ordinary Mortality Table.

The risk class of an Insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to non-nicotine users who we determine have a better than average mortality.

Distribution Charge.  We calculate a daily deduction for the distribution charge and deduct this charge monthly. This charge is equal, on an annual basis, to the following percentages of the unloaned amount of the Policy Value:

Unloaned Amount of the Policy Value	Distribution Charge
First $499,999.99	1.50%
Next $500,000 to 999,999.99	1.25%
Next $1,000,000 to 1,999,999.99	1.00%
Next $2,000,000 to 4,999,999.99	0.75%
Next $5,000,000 and above	0.50%

We may issue your policy as part of a “purchase group,” such as policies issued on a husband and wife, in which we will combine the unloaned amount of the Policy Values of multiple policies to determine the percentage of your distribution charge. Owners of policies in a purchase group will have an insurable interest in each other. We will determine in our sole discretion whether policies are issued as part of a purchase group. Policies may be added to other issued policies to form a purchase group, but you (or the policy owner of another policy in the applied-for purchase group) must apply to us in writing to be part of a purchase group and all policy Owners must agree to be part of a purchase group. The purchase group discount is not available in all states; you should discuss its availability with your representative.

The Distribution Charge is paid to compensate primarily the broker-dealer firm that sold you this policy. Some broker-dealers work with wholesaling firms that also may be compensated from the Distribution Charge.

ADMINISTRATION CHARGE

The Administration Charge is a monthly charge of .025% of the Policy Value. The maximum Administration Charge will not exceed $8.00 per month for all policy years. The Administration Charge reflects the expenses we expect to incur in administering your policy, such as providing customer service, policy statements, confirmation of transactions, and other related expenses. We calculate and deduct the Administration Charge on the Monthly Anniversary. When we deduct the Administration Charge, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. We do not deduct this charge if you die, surrender or withdraw amounts prior to the next Monthly Anniversary.

PREMIUM TAX CHARGES

We deduct the applicable state tax charge and premium charge from your premium before allocating amounts to the Sub-accounts or to the Symetra Fixed Account in accordance with your instructions. We call premiums less the state tax charge and premium charge “net premiums.” Net premiums are those premiums that are allocated to the Sub-accounts and Symetra Fixed Account in accordance with your instructions. The state tax charge and premium charge may increase or decrease, and we may profit from these charges and may use them for any lawful purpose, such as the payment of distribution and administrative expenses.

State Tax Charge.  We deduct state premium tax charges that vary based on the premium taxes that states and other governmental entities (e.g., municipalities) charge. The state premium tax charges range from 2.0% to 3.5% and approximate the state premium tax in each state. However, they may not be the actual charges in your state or municipality. These taxes vary by state and are subject to change. Your state premium tax will be based on your state of residence and reflected in your policy.

Premium Charge.  In addition to a state tax charge, we deduct a current premium charge of 1.25% on each premium for federal tax expenses associated with issuing this policy. This premium charge will never exceed 2.50%.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your policy. However, if the federal income tax law changes and we incur such taxes, we reserve the right to deduct them from your policy.

POLICY LOAN INTEREST

If you take a loan on your policy, policy loan interest rates will be charged. Loan amounts are charged a 5% interest rate, however, they are also credited with interest at an annual effective rate of 5%. The net cost of a loan is equal to 0%.

Loan interest is payable on each Policy Anniversary until the loan is repaid. If you do not pay the loan interest, it is accrued and added to the balance of your loan.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various Portfolios. These expenses are summarized in the Total Annual Portfolio Operating Expenses Table of this prospectus. For more detailed information, you should refer to the Portfolio prospectuses which, if not accompanying this prospectus, are available upon request.

5. INSURANCE BENEFIT

This policy is different from other insurance policies because rather than selecting a fixed death benefit amount, you select a schedule of premiums called a “premium plan.” The premium plan allows you to set the amount and frequency of your premium payments. Your Policy Value depends on the

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premium payments contributed to the policy, the charges and fees we deduct, and the value of the investment options you choose. Your death benefit is a “factor” of your daily Policy Value. The “death benefit factor” that we use is designed to equal the amount necessary to enable the policy to meet the definition of a life insurance policy under Section 7702 of the Internal Revenue Code of 1986 (the “Code”).

In order to qualify the policy as life insurance under Section 7702 of the Code, we use a tax test called the cash value accumulation test. The test determines the minimum required death benefit by multiplying the Policy Value by a percentage determined by methodology set out in the federal tax regulations. The percentages depend upon the Insured’s age, sex and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is sufficient death benefit in relation to the Policy Value at all times. (However, we may limit the amount of your premium plan in accordance with our normal underwriting standards.) We will use this test daily to monitor the death benefit to assure that the policy continues to meet the test and be classified as a life insurance contract for federal tax purposes.

You should carefully discuss with your registered representative and your tax advisor the suitability of this policy to meet your needs.

DEATH BENEFIT CALCULATION

On the Policy Date, when we issue the policy, the initial death benefit shown in your policy is equal to the premium received with the policy multiplied by the death benefit factor for that day.

After the Policy Date, your death benefit will go up or down depending on your Policy Value, the death benefit factor for that day, and how you have invested the money in your policy. If you do not take a loan against your policy, your policy will never lapse.

Every day your policy is in force, we calculate your death benefit by multiplying your Policy Value by your attained age death benefit factor. The factors in your policy are exact for each Policy Anniversary. If you die between Policy Anniversaries, we will calculate the death benefit factor to take into consideration the number of days since your last Policy Anniversary.

The death benefit factor is based on the attained age of the Insured and is shown in your Policy. The table below is a representative death benefit factor table for a male, standard risk, non-nicotine user and shows the death benefit factor as a percentage of the Policy Value for various attained ages. For your specific death benefit factor table, please see your policy.

Attained Age	Percentage of Policy Value
55	240.160%
60	207.247%
65	181.048%
70	160.254%
75	143.526%
80	130.550%
85	121.102%
90	114.578%
91	113.556%
92	112.572%
93	111.609%
94	110.644%
95	109.644%
96	108.541%
97	107.227%
98	105.555%
99	103.282%
100-120	100.000%

The death benefit based on the Policy Value invested in the Sub-accounts will go up or down based on investment performance of the Sub-accounts in addition to withdrawals or loans you take. Therefore, the performance of your policy will affect the death benefit you have and the cost of insurance you pay for. Your death benefit could be less than the premium you have paid.

When the Insured reaches the Policy Anniversary following the Insured’s 100th birthday, the death benefit factor will equal “1”. This means that the death benefit will be equal to 100% of the Policy Value.

The death benefit proceeds will be paid upon receipt of proof that the Insured died while the policy was in force. The death benefit will be paid to the beneficiary on record in a lump sum. Proceeds will normally be paid within seven Business Days after the Administrative Office receives proof of death of the Insured, however, payment may be postponed if we do not receive all the information needed to pay the death proceeds. The death benefit proceeds will be less any loans and loan interest; and less any accrued monthly deductions owed. We will pay interest on the death benefit from the date of the Insured’s death to the date of payment.

CHANGES IN PLANNED PREMIUMS

After the first policy year, you can request increases in the planned premiums you selected at policy issue by writing to us. The Insured must be under age 90 and provide proof of insurability. If you increase your planned premiums, the amount charged for your monthly deductions will increase. You may

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decrease your premium plan by not meeting the premium plan established for your policy. This may result in a revised premium plan being issued to you and prevent you from adding additional premium to your policy. See “Section 2 Premiums” for more information.

EXCHANGES AND CONVERSION

From time to time we may offer programs under which certain variable life insurance policies previously issued by us may be exchanged for the policies offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one policy for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Exchanges may result in higher charges. You should not exchange another variable life insurance policy for this one unless you determine that, after knowing all the facts, the exchange is in your best interest.

Conversions.  Depending on your state of residence, a conversion of this policy to provide for a fixed death benefit in the first two policy years may be available. Please see your policy for details.

6. TAXES

IN GENERAL

This section discusses how federal income and estate tax applies to the policy in general. This information is not complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. This discussion is based upon our understanding of the present federal income tax laws. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. We cannot represent that the present federal tax laws or their interpretation will continue. You should consult counsel or another competent tax advisor about your individual circumstances.

TAX STATUS OF THE POLICY

If your policy meets certain requirements under the Internal Revenue Code of 1986, as amended (“Code”), it will be treated as life insurance for federal tax purposes and receive the tax treatment normally accorded life insurance contracts under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard class basis should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis or policies, such as this one, that calculate the death benefit factor on a daily basis, and it is not clear whether such policies will in all cases satisfy the requirements. We will monitor compliance of your policy with these requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

If your policy satisfies the requirements to be treated as a life insurance contract for federal tax purposes, we believe that the death benefit under your policy will not be included in your beneficiary’s gross income when the Insured dies. However, ownership of a life insurance policy or receipt of policy proceeds before or after the death of the Insured may result in federal taxes, such as income, estate, gift, or generation-skipping transfer taxes, as well as state and local taxes, such as inheritance or income tax. In addition, the transfer of the policy, the use of the policy as part of a tax shelter arrangement, or designation of a beneficiary will likely have federal, state, and/or local transfer and inheritance tax consequences. For example, the transfer of your policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation that is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the Internal Revenue Service (“IRS”). The tax consequences of continuing the policy beyond the Insured’s 100th year are also unclear. Tax consequences depend on your circumstances or your beneficiary’s circumstances. You should consult your tax advisor regarding these consequences.

Generally, you will not pay income tax on the policy Net Cash Surrender Value until there is a distribution. When distributions from a policy occur or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a MEC as described in the Code and more fully described below. This policy is designed in most cases to be a MEC. Generally, the only circumstance in which this policy may not be a MEC is when you are exchanging another policy for this one. In that case, we will tell you whether your policy is a MEC or not.

MODIFIED ENDOWMENT CONTRACTS

In general, your policy will be a MEC because it is designed such that the premium paid will fail the “7-pay test” provided by the Internal Revenue Code of 1986. A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the total premiums that would have been paid for a policy providing for paid-up future benefits after the payment of seven level annual premiums. A policy may also become a MEC if there is a reduction in benefits under the policy during the first seven policy years or there is a “material change” in the policy’s benefits, or other terms, even after the first seven policy years. Upon policy issue, we will notify you if your policy is a MEC or will become a MEC based on your selected premium plan. If your policy is a MEC, amounts you take out while the Insured is living may be taxable income. All distributions other than death benefits, including surrenders and withdrawals, will be treated first as taxable income and then as tax-free recovery of the investment in the policy after all gain in the policy has been distributed.

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Loans taken or secured by the policy may also be treated as distributions and taxed accordingly. There also may be a 10% additional tax on distributions unless you are age 59 1/2 or older, disabled, or take the distribution as a series of substantially equal periodic payments over your life expectancy or the joint life expectancies of you and your beneficiary.

Distributions from a policy within two years before the policy becomes a MEC may also be taxed as distributions from a MEC. This means that a distribution made from a policy that is not a MEC could later become taxable as a distribution from a MEC.

All MECs that are issued by us (or our affiliates) to you during any calendar year are treated as one MEC for purposes of determining the amount includible in your income when a taxable distribution occurs.

DISTRIBUTIONS FROM NON-MEC POLICIES

If your policy is not a MEC, then distributions from your policy other than death benefits are generally treated first as a recovery of your “investment in the policy,” and then as taxable income. Your investment in the policy is generally the sum of your premiums. When a distribution is taken from your policy, your investment in the policy is reduced by the amount of the distribution that is tax-free. This means that withdrawals are generally treated as first recovering the premiums you paid into the policy and then as taxable income. However, certain distributions that must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes may be treated in whole or in part as taxable income.

Loans from, or secured by, policies not treated as MECS are generally not treated as distributions and thus are not taxable. However, there is uncertainty as to the tax treatment of loans from or secured by policies that are not MECs if, like this policy, there is no net loan cost. If your policy is not a MEC, you should consult a tax advisor before taking a loan from your policy. In addition, a surrender or termination of the policy by lapse may have tax consequences if the Net Cash Surrender Value plus outstanding loans and loan interest is greater than premium paid into the policy.

INVESTOR CONTROL AND DIVERSIFICATION

In general, owners of variable life insurance policies receive tax deferral while the Insured is living. This favorable tax treatment allows you to control the selection of and transfer among the Sub-accounts without paying income tax unless you take money out of the policy. However, in certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the Sub-accounts’ assets due to the owners’ ability to exercise investment control over those assets. Where this is the case, the policy owners were taxed on income and gains attributable to the Sub-accounts’ assets.

We believe your policy does not give you investment control over assets of the Sub-accounts. However, there is little guidance in the Code or Treasury Regulations in this area, and some features of the policies, such as the flexibility to allocate premiums among Sub-accounts, have not been explicitly addressed under federal tax law. If such guidance were to be issued, it could be applied either prospectively or retroactively and subject you to income tax consequences. We reserve the right to modify the policies, such as limiting the number of transfers allowed under the policies, to prevent you from being treated as the owner of the assets supporting the policy. For more information regarding investor control, please refer to the policy’s SAI.

In addition, the Code requires that the investments of the Sub-accounts meet certain diversification standards set by Treasury Regulations in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Sub-accounts, through the Portfolios, will satisfy these diversification requirements.

TAX WITHHOLDING

To the extent that the policy distributions are taxable, they are generally subject to withholding at a rate of 10% for the distribution recipient’s federal income tax liability. Recipients may generally elect, however, not to have tax withheld or to have withholding done at a different rate. In certain employer-sponsored life insurance arrangements, participants may have other reporting requirements for income tax purposes. Participants in employer-sponsored plans relating to this policy should consult with the sponsor or administrator of the plan.

BUSINESS USE OF POLICY

Businesses may use the policy in various business arrangements, including non-qualified deferred compensation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, and retiree medical benefit plans. The tax consequences of such plans will vary depending on the circumstances of the arrangement. The following information in this section describes some of the special tax issues that may affect the business use of life insurance. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor.

Congress has adopted rules relating to life insurance owned by businesses. The IRS and the Treasury Department have also issued guidance that substantially affects split-dollar arrangements. Any business considering the purchase of a new policy or a change in an existing policy should consult a tax advisor.

Furthermore, federal corporate governance legislation known as the Sarbanes-Oxley Act of 2002 (the “Act”) prohibits publicly-traded companies from extending personal loans to their directors and officers. Under the Act, split-dollar life insurance arrangements for directors and officers of such companies may be considered a prohibited loan. It is unclear whether premiums paid in connection with such split-dollar life insurance arrangements will be considered prohibited loans under the Act.

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Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material change to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

There may also be an indirect tax applied in connection with a policy held by a corporation. The federal corporate alternative minimum tax may apply to the gain accumulated in the policy or the proceeds of the policy.

Finally, Internal Revenue Code Section 101(j) generally provides that death benefits paid in connection with certain life insurance policies involving an employer will be taxable income. Employer-owned policies issued or materially modified on or after August 18, 2006, may be subject to income tax liability unless certain requirements and conditions of Internal Revenue Code Section 101(j) are met generally concerning notice and consent from an insured employee.

FEDERAL ESTATE, GIFT AND GENERATION-SKPPING TAXES IN 2010

While no attempt is being made to discuss the federal estate tax implication of the policy, you should keep in mind that when the Insured dies, the death benefit will generally be included in the Insured’s estate for estate tax law purposes. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010, and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. If you are considering the purchase of the policy as part of your estate tax planning, you should consult with your tax advisor, particularly in light of the uncertainty as to future estate, gift and generation-skipping transfer taxes.

OUR INCOME TAXES

Under current federal income tax law, we are not taxed on the Separate Account’s operations. Thus, currently we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

7. ACCESS TO YOUR MONEY

You can access money in your policy in the following ways:

•	by taking loans against your Policy Value;
•	by requesting withdrawals after the first policy year;
•	by surrendering your policy for value; or
•	when a death benefit is paid to your beneficiary. See “Section 5 - Insurance Benefits.”

LOANS

You may take loans in any amount up to 100% of your policy’s Net Cash Surrender Value by writing to us. We will deduct loan amounts from the Sub-accounts and the Symetra Fixed Account on a pro rata basis from the unloaned portion of the Symetra Fixed Account and Sub-accounts and transfer this amount to the loaned portion of the Symetra Fixed Account. The amounts transferred from the Sub-accounts to the loaned portion to cover your loan will be credited interest at a rate determined by us of no less than 5.0%. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding loans plus any accrued interest. Once we receive your written request with all the information we need to process it, the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.

Loaned amounts do not participate in the investment performance of the Separate Account, or receive higher interest rates that may be available in the Symetra Fixed Account. The loaned portion of your Policy Value is maintained as a part of Symetra’s General Account. Thus, we will redeem units of the Sub-accounts sufficient to cover the portion of the loan that is allocated to the Sub-accounts of our Separate Account, as described above, and transfer that amount to our General Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy and the death benefit payable under your policy. If the 25% transfer limitation to the Symetra Fixed Account is in effect, we will not count any transfers to the loaned portion of the Symetra Fixed Account against the 25% limitation.

Loan amounts are charged at an annual effective rate of 5%. Loan amounts are also credited with interest at an annual effective rate of 5%. Since the loans under this policy are charged and credited at the same interest rate, they have no cost.

Loan interest is payable on each Policy Anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. We will transfer money from the unloaned portion of your policy to cover unpaid loan interest. The transferred amount will be taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts of the Separate Account on a pro rata basis.

Loan payments may be made at anytime while the Insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us to be a loan payment unless clearly marked otherwise. Loan payments are allocated to the Sub-accounts and/or the Symetra Fixed Account in accordance

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with your current premium allocations on file. Loan payments are not considered additional premium under the policy.

When the total loan and loan interest exceeds the Policy Value, we will allow you a grace period for payment of loans and loan interest due. In such event, we will mail notice to your last known address, and that of any assignee of record. This grace period will expire 62 calendar days from the Monthly Anniversary immediately before the date the total loan and loan interest exceeds the Policy Value; or 31 Business Days after such notice has been mailed, if later. If at the end of the grace period the loan and loan interest due remains unpaid, the policy will lapse.

Loans allow you to access money in your policy at little or no cost to you. However, if your policy is a MEC, the loan may be taxable and may be subject to a 10% tax penalty See “Section 6 - Taxes” for more information. Also, loans reduce the number of accumulation units in the Sub-accounts and/or the value in the Symetra Fixed Account. Loans increase your risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs;
•	your policy will lapse; or
•	your beneficiary will receive less money.

If a loan is outstanding and your policy was not a MEC when it lapsed, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the policy. You should consult a tax advisor before taking a loan.

WITHDRAWALS

After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy Net Cash Surrender Value.

We will take withdrawals from the Sub-accounts and the unloaned portion of the Symetra Fixed Account on a pro rata basis. Once we receive your request with all the information we need to process it, withdrawals from the Sub-accounts will be effective as of the next close of the NYSE.

Unlike many other policies, there is no surrender charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an effect on your Net Cash Surrender Value and the death benefit payable under your policy. Because your policy will likely be a MEC, withdrawals may also have tax consequences. See “Section 6 – Taxes” for more information. A withdrawal will reduce the death benefit and the Net Cash Surrender Value. Withdrawals also increase the risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs;
•	your policy will lose its current tax status (if your policy is not a MEC); or
•	your beneficiary will receive less money.

SURRENDER

You may end the insurance coverage under this policy and receive the Net Cash Surrender Value at any time by sending written instruction and the policy to us while the Insured is living. The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loans or loan interest and minus the accrued monthly deduction. We will compute the Net Cash Surrender Value as of the date we receive your written request to surrender along with all the information we need to process it and make a lump sum payment to you. We have the right to postpone payment as permitted by law. The surrender value may be subject to current tax and tax penalties. See “Section 6 - Taxes.”

8. OTHER INFORMATION

SYMETRA LIFE

Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On or about August 2, 2004, Symetra Financial Corporation, a financial services holding company, became the owner of Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT

We adopted a Board Resolution to establish Symetra Separate Account SL (formerly Safeco Separate Account SL) (“Separate Account”) under Washington state law on November 6, 1986. The Separate Account holds the assets that underlie Policy Values invested in the Sub-accounts. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the policy are general obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account. We will not make any such changes without receiving any necessary approval of the SEC and applicable

26

state insurance departments. We will notify you of any changes in writing. These changes include, among others, the right to:

•	Transfer assets supporting the policies from one Sub-account to another or from the Separate Account to another separate account;
•	Combine the Separate Account with other separate accounts, and/or create new separate accounts;
•	Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;
•	Manage the Separate Account under the direction of a committee at any time;
•	Make any changes required by applicable law or regulation; and
•	Modify the provisions of the policy to reflect changes to the Sub-accounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT

If you put your money into the Symetra Fixed Account (including any loaned amounts), it goes into Symetra Life’s General Account. The General Account is made up of all of Symetra Life’s assets other than those attributable to Separate Accounts. Symetra Life exercises sole discretion over the investment of General Account assets, and bears the associated investment risk. You will not share in the investment experience of General Account assets. The General Account invests its assets in accordance with state insurance law. All of the assets of the General Account are chargeable with the claims of any of our policy owners as well as our creditors and are subject to the liabilities arising from any of our other business. Any guarantees provided for under the policy are backed by our financial strength and claims paying ability. You must look to the strength of the insurance company with regard to such guarantees.

We are not required to register the Symetra Fixed Account or any interests therein with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the Symetra Fixed Account.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The policies are distributed by Symetra Securities, Inc. (“SSI”). They are sold by individuals who, in addition to being licensed to sell variable life insurance for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). No amounts are retained by SSI for acting as principal underwriter for Symetra Life variable products.

Registered representatives who solicit sales of the policies may receive a portion of the commission, depending on the agreement between the broker-dealer and the registered representative. A broker-dealer firm or registered representative may receive different commissions for selling one variable life insurance policy over another and may favor one provider over another due to different compensation rates. If you would like information about what your registered representative and his or her broker-dealer receives in connection with the purchase of your policy, please ask your registered representative.

Furthermore, we and SSI offer the policies through our affiliated broker-dealer, Symetra Investment Services, Inc. (“SIS”). Because of this affiliation, SIS and its registered representatives may favor Symetra Life’s products. We generally do not pay SIS different commissions from what we pay unaffiliated broker-dealers, but SIS may pay its registered representatives higher commission for selling Symetra Life products rather than another company’s variable life insurance product.

We may also contract with SIS and unaffiliated firms to act as wholesalers for us and assist us in offering and selling our policies to broker-dealers and their registered representatives. Wholesalers may also be called “independent marketing organizations” and provide training, marketing and other sales-related functions. Wholesalers may also provide other administrative services to us in connection with the policies. Some wholesalers may also directly sell the policies. Wholesalers may be paid commissions and overrides.

We generally pay commissions as a percentage of Policy Value. Typically, the base commission equals an annual rate of 1.25% of Policy Value for policies with less than $500,000 in Policy Value and the commission rate declines with increases in Policy Value. However, we may pay selected broker-dealers additional compensation based on both Policy Value and premiums received. In addition, allowances and bonuses may be paid to broker-dealers, wholesalers, and/or other distributors of the policies and we may also provide non-cash compensation in connection with the promotion of the policies, including conferences and seminars, and items of small value, such as promotional gifts, meals or tickets to sporting or entertainment events. A bonus dependent upon persistency is one type of bonus that may be paid.

To the extent permitted by FINRA rules, promotional incentives or payments may also be provided to broker-dealers and wholesalers based on sales volumes, persistency or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We may also make additional payments to broker-dealer firms in order to be included on their approved product lists or to be part of “preferred product” arrangements. You may contact us for the list of firms, if any, with which we have such arrangements.

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These additional incentives or payments are calculated in different ways and are not offered to all broker-dealer firms. They may be based on assets under management, premiums received, or other criteria. These additional incentives or payments could create an incentive for your registered representative, and the broker-dealer with which they are associated to recommend products that pay them more than others.

This policy does not assess a front-end sales charge. You pay for commissions and other sales expenses primarily, but not exclusively, through: the Distribution Charge; the Mortality and Expense Risk Charge; and investment earnings on amounts allocated under policies to the Symetra Fixed Account. We may also pay for sales and distribution expenses out of any payments we or SSI receive from the underlying Portfolios for providing administrative, distribution and other services to the Portfolios. These expenses that we pay will be paid out of our own assets and will not result in any additional direct charge to you.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. In the ordinary course of business, Symetra Life is engaged in various kinds of litigation or in arbitration. In some lawsuits involving insurance companies and other financial service providers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life's ability to meet its obligations under the policy, or on SSI's ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND TRANSFERS, LOANS, WITHDRAWALS, OR SURRENDERS

We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrenders from the Sub-accounts for any period of time when:

•	the NYSE is closed (other than customary weekend or holiday closings);
•	trading on the NYSE is restricted;
•	an emergency exists such that disposal of or determination of the value of the Sub-account shares is not reasonably practicable; or
•	the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrenders from the Symetra Fixed Account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or "freeze" your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, or make transfers. We may also be required to provide additional information about you or your policy to government regulators.

REPORTS TO POLICY OWNERS

We send you the following statements and reports:

•	A confirmation for many significant transactions, such as changes in future premium allocations, transfers among Sub-accounts, and address changes;
•	Semi-annual and annual reports of the Portfolios; and
•

Quarterly statements containing the amount of the current death benefit, Policy Values including surrender value, policy charges deducted, loan amounts including loan interest and premiums paid during the year, and planned premiums due.

On request, we will send you a current statement in a form similar to that of the quarterly statement described above. We reserve the right to limit the number of such requests or impose a reasonable charge for additional requests.

AMENDMENTS TO THE POLICY

We reserve the right to amend the policy to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

WEBSITE INFORMATION

You can find more information about the Complete Individual Flexible Premium Variable Life Insurance policy as well as other products and financial services offered by Symetra Life Insurance Company on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you. If you already own a Complete policy, you can obtain specific information about your policy and additional online services.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account’s most recent registration statement (found on the EDGAR database) and general consumer information.

FINANCIAL STATEMENTS

The statutory-basis financial statements of Symetra Life Insurance Company and the financial statements of Symetra Separate Account SL are included in the Statement of Additional Information.

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9. HYPOTHETICAL ILLUSTRATIONS

HYPOTHETICAL ILLUSTRATIONS OF

DEATH BENEFITS, POLICY VALUE,

NETCASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS

The Death Benefit, Policy Value and Net Cash Surrender Value of a policy may change with the investment experience of the Sub-accounts. The following tables show how these amounts might vary over time if the gross annual rate of return on the investments in each Sub-account is 0%, 6% or 12%. The Death Benefit, Policy Value and Net Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. Results will also differ from what is shown in the tables depending on premium allocations and actual rates of return and actual expenses for the Sub-accounts you selected.

The net investment returns in these tables also reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. In 2009, average expenses, prior to any fee waivers or expense reimbursements, were equivalent to an annual effective rate of 0.56% for investment management fees and 0.25% for costs and expenses borne by the Portfolios. The effect of these adjustments is as follows:

Returns prior to any fee waivers or expense reimbursements

•	on a 0% gross rate of return, the net rate of return would be -1.56%
•	on 6% gross rate of return, the net rate of return would be 4.44% and
•	on 12% gross rate of return, the net rate of return would be 10.44%.

The tables are based on assumptions about investment returns. Actual Portfolio expenses may vary from year to year and may be reduced or partially reimbursed under agreements with Portfolio advisors. These agreements may be contractual or voluntary. If voluntary, the reimbursement could be discontinued at any time. The following tables are calculated using charges absent any reimbursement or fee waivers. This may result in higher expenses, which in turn adversely affects net investment performance and Policy Values shown.

If we included any reimbursement or fee waivers for the Portfolios, average expenses were equivalent to an annual effective rate of 0.56% for investment management fees and 0.25% for costs and expenses borne by the Portfolios. The effect of these adjustments is as follows:

Returns after reimbursement or fee waivers

•	on a 0% gross rate of return, the net rate of return would be -1.62%
•	on 6% gross rate of return, the net rate of return would be 4.38%, and
•	on 12% gross rate of return, the net rate of return would be 10.38%.

For more information on reimbursement or fee waivers, see the prospectuses for the Portfolios.

Daily charges are made against the assets of the Sub-accounts for assuming mortality and expense risks. The mortality and expense risk charge under the policy is equivalent to an annual effective rate of 0.75% for years 1-20, 0.60% for years 21-30 and 0.50% for years 31+ of the average daily net assets of each Sub-account. This charge will be deducted directly from the Policy Value. This rate is guaranteed in the policy and will not increase. Additionally, there is a distribution charge under the policy that is equivalent to an annual effective rate of 1.50% of the daily Policy Value. In addition to expense charges, the tables reflect deductions for cost of insurance and the monthly administration charge at both the current rates and the maximum rates guaranteed in the policies. The tables are based on assumptions about policy Owner characteristics and are for preferred and standard risk, male non-nicotine user, age 55. Results would be lower if the Insured were in a substandard risk classification or did not qualify for the non-nicotine user rate. Current tables assume that the monthly administration charge remains constant at $8.00. Guaranteed tables use the maximum guaranteed monthly administration charge of $8.00. The tables also assume deduction of a state premium tax charge of 2.1% of premiums and a premium charge of 1.25% for federal tax expenses. Actual premium tax may be higher or lower depending on your state. The tables assume that planned premium payments are paid at the beginning of each policy year, no loans or withdrawals have been made, and that the policy Owner has not requested an increase or decrease in the premium plan. There is no surrender charge, and therefore there is no difference between the Policy Value and Net Cash Surrender Value.

If expenses associated with federal taxes increase, Symetra Life may charge an increased premium charge, but the charge will be no greater than 2.5%. If Symetra Life increases the premium charge for those taxes, it would take a higher gross rate of return to produce net investment returns of 0%, 6% or 12%.

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The second column of each table shows what would happen if an amount equal to the planned premiums were invested outside of the policy at 5% annualized interest. This assumed rate is neither guaranteed nor a current rate for any particular investment.

Care should be taken when using the hypothetical illustrations as a basis for comparison with other variable insurance policies. Assumptions regarding the Insured’s age, sex, risk class, investment choices, or premium payment schedule will vary substantially. Differences in product design and features can also vary substantially and can impact the values shown in the hypothetical illustrations. You should carefully review the assumptions underlying these hypothetical illustrations when determining whether to buy this policy or exchange another insurance policy for this policy.

Individual Illustrations

Individual illustrations are not available for this policy.

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Flexible Premium Variable Life Insurance(1)

MALE

PREFERRED NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING CURRENT CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	215,895	92,661	92,661	229,086	98,322	98,322	242,268	103,980	103,980
2	110,250	200,911	88,836	88,836	226,215	100,025	100,025	253,011	111,873	111,873
3	115,763	187,026	85,166	85,166	223,466	101,759	101,759	264,343	120,373	120,373
4	121,551	174,143	81,643	81,643	220,817	103,525	103,525	276,279	129,527	129,527
5	127,628	162,177	78,253	78,253	218,289	105,328	105,328	288,927	139,412	139,412
6	134,010	151,113	75,008	75,008	215,883	107,159	107,159	302,250	150,029	150,029
7	140,710	140,881	71,895	71,895	213,636	109,023	109,023	316,392	161,462	161,462
8	147,746	131,424	68,906	68,906	211,560	110,922	110,922	331,437	173,774	173,774
9	155,133	122,663	66,030	66,030	209,659	112,861	112,861	347,516	187,070	187,070
10	162,889	114,563	63,278	63,278	207,897	114,830	114,830	364,540	201,350	201,350
15	207,893	81,579	50,906	50,906	199,992	124,797	124,797	464,818	290,051	290,051
20	265,330	58,657	40,868	40,868	194,726	135,673	135,673	600,055	418,081	418,081
25	338,635	42,014	32,182	32,182	189,480	145,140	145,140	774,803	593,491	593,491
30	432,194	30,443	25,138	25,138	186,855	154,296	154,296	1,016,934	839,733	839,733
35	551,602	22,277	19,442	19,442	186,128	162,446	162,446	1,352,361	1,180,297	1,180,297
40	703,999	16,212	14,786	14,786	184,425	168,203	168,203	1,797,504	1,639,400	1,639,400
45	898,501	11,297	11,297	11,297	175,011	175,011	175,011	2,297,866	2,297,866	2,297,866
50	1,146,740	9,313	9,313	9,313	196,445	196,445	196,445	3,494,659	3,494,659	3,494,659
55	1,463,563	7,677	7,677	7,677	220,573	220,573	220,573	5,343,763	5,343,763	5,343,763
60	1,867,919	6,329	6,329	6,329	247,727	247,727	247,727	8,224,118	8,224,118	8,224,118
Age 120(3)	2,383,990	5,218	5,218	5,218	278,287	278,287	278,287	12,728,784	12,728,784	12,728,784

(1)

The net investment returns in these tables reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. The mathematical average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This Policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

31

Flexible Premium Variable Life Insurance(1)

MALE

PREFERRED & STANDARD NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING GUARANTEED CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	214,596	92,103	92,103	227,674	97,716	97,716	240,741	103,325	103,325
2	110,250	198,345	87,702	87,702	223,333	98,751	98,751	249,796	110,451	110,451
3	115,763	183,336	83,485	83,485	219,068	99,756	99,756	259,154	118,010	118,010
4	121,551	169,453	79,444	79,444	214,886	100,744	100,744	268,878	126,057	126,057
5	127,628	156,610	75,567	75,567	210,784	101,706	101,706	278,978	134,611	134,611
6	134,010	144,709	71,830	71,830	206,764	102,632	102,632	289,520	143,710	143,710
7	140,710	133,722	68,241	68,241	202,818	103,502	103,502	300,419	153,310	153,310
8	147,746	123,557	64,782	64,782	198,945	104,307	104,307	311,736	163,444	163,444
9	155,133	114,156	61,451	61,451	195,147	105,049	105,049	323,493	174,138	174,138
10	162,889	105,446	58,242	58,242	191,425	105,732	105,732	335,760	185,453	185,453
15	207,893	70,836	44,203	44,203	173,844	108,480	108,480	404,319	252,299	252,299
20	265,330	47,440	33,054	33,054	157,901	110,016	110,016	487,206	339,455	339,455
25	338,635	31,950	24,473	24,473	144,584	110,750	110,750	592,076	453,524	453,524
30	432,194	21,555	17,799	17,799	132,648	109,534	109,534	721,781	596,011	596,011
35	551,602	14,681	12,813	12,813	122,839	107,210	107,210	890,597	777,285	777,285
40	703,999	10,057	9,172	9,172	114,400	104,338	104,338	1,107,767	1,010,330	1,010,330
45	898,501	6,812	6,812	6,812	105,324	105,324	105,324	1,366,945	1,366,945	1,366,945
50	1,146,740	5,615	5,615	5,615	118,029	118,029	118,029	2,062,411	2,062,411	2,062,411
55	1,463,563	4,629	4,629	4,629	132,322	132,322	132,322	3,131,071	3,131,071	3,131,071
60	1,867,919	3,816	3,816	3,816	148,408	148,408	148,408	4,781,796	4,781,796	4,781,796
Age 120(3)	2,383,990	3,146	3,146	3,146	166,512	166,512	166,512	7,345,467	7,345,467	7,345,467

(1)

The net investment returns in these tables reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. The mathematical average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This Policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32

Flexible Premium Variable Life Insurance(1)

MALE

STANDARD NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING CURRENT CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	215,511	92,496	92,496	228,642	98,132	98,132	241,763	103,763	103,763
2	110,250	200,149	88,499	88,499	225,360	99,647	99,647	252,056	111,451	111,451
3	115,763	185,963	84,681	84,681	222,198	101,182	101,182	262,848	119,692	119,692
4	121,551	172,823	81,024	81,024	219,148	102,742	102,742	274,196	128,550	128,550
5	127,628	160,659	77,521	77,521	216,216	104,328	104,328	286,148	138,071	138,071
6	134,010	149,395	74,156	74,156	213,437	105,944	105,944	298,835	148,334	148,334
7	140,710	139,013	70,941	70,941	210,814	107,583	107,583	312,225	159,335	159,335
8	147,746	129,433	67,862	67,862	208,367	109,248	109,248	326,451	171,160	171,160
9	155,133	120,587	64,912	64,912	206,092	110,940	110,940	341,570	183,869	183,869
10	162,889	112,394	62,080	62,080	203,979	112,665	112,665	357,695	197,569	197,569
15	207,893	79,103	49,361	49,361	193,969	121,038	121,038	450,886	281,357	281,357
20	265,330	56,205	39,160	39,160	186,684	130,070	130,070	575,426	400,921	400,921
25	338,635	39,841	30,518	30,518	179,826	137,745	137,745	735,333	563,258	563,258
30	432,194	28,060	23,170	23,170	172,373	142,337	142,337	937,944	774,507	774,507
35	551,602	19,962	17,422	17,422	166,892	145,658	145,658	1,211,529	1,057,384	1,057,384
40	703,999	14,202	12,953	12,953	161,605	147,391	147,391	1,571,600	1,433,366	1,433,366
45	898,501	9,833	9,833	9,833	152,293	152,293	152,293	1,992,089	1,992,089	1,992,089
50	1,146,740	8,105	8,105	8,105	170,889	170,889	170,889	3,023,050	3,023,050	3,023,050
55	1,463,563	6,682	6,682	6,682	191,812	191,812	191,812	4,614,939	4,614,939	4,614,939
60	1,867,919	5,508	5,508	5,508	215,360	215,360	215,360	7,084,986	7,084,986	7,084,986
Age 120(3)	2,383,990	4,541	4,541	4,541	241,860	241,860	241,860	10,947,257	10,947,257	10,947,257

(1)

The net investment returns in these tables reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. The mathematical average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This Policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

33

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about Symetra Separate Account SL. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can make inquiries regarding your policy, request additional information and get a free copy of the SAI by contacting us at:

Symetra Life Insurance Company

PO Box 34690

Seattle, WA 98124-1690

1-888-796-3872

You can also download an electronic version of this prospectus at http:\\www.symetra.com.

You can review and copy information regarding the Registrant including the SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-202-551-8090 or 1-800-SEC-0330. Reports and other information about the policy and the Portfolios are also available on the EDGAR database available on the SEC’s Web site at http://www.sec.gov. You can also get copies, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 “F” Street NE, Washington, DC 20549.

Investment Company Act File No. 811-04909

34

CompleteSM Advisor

A Patented FutureSystem ™ Life Model Design.

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICY

issued by

SYMETRA SEPARATE

ACCOUNT SL

and

SYMETRA LIFE INSURANCE COMPANY

This prospectus describes the Complete Advisor Individual Flexible Premium Variable Life Insurance Policy and contains important information. Please read it before investing and keep it on file for future reference. This prospectus does not constitute an offering in any jurisdiction in which the contract may not lawfully be sold.

Investment in a variable life insurance policy is subject to risks, including the possible loss of principal. The policies are not deposits or obligations of, or guaranteed or endorsed by, any financial institution and are not federally insured by the Federal Deposit Insurance Corporation, the Federal Reserve Board, or any other agency.

Neither the Securities and Exchange Commission (“SEC”) nor any state securities commission has approved or disapproved of these securities or determined if this prospectus is accurate or complete. Any representation to the contrary is a criminal offense.

To learn more about the Complete Advisor Individual Flexible Premium Variable Life Insurance Policy, you can obtain a copy of the Statement of Additional Information (“SAI”) dated May 1, 2010. The SAI is incorporated by reference, has been filed with the SEC and is legally part of the prospectus. You may request a free paper copy of the SAI, a paper copy of this prospectus if you have received it in an electronic format, or a prospectus for any of the underlying Portfolios by calling us at 1-800-796-3872, visiting us at our website at www.symetra.com, or writing us at: PO Box 34690 Seattle, WA 98124-1690. The SEC maintains a website at (http:\\www.sec.gov) that contains the SAI, material incorporated by reference, and other information regarding companies that file electronically.

Dated: May 1, 2010

AIM VARIABLE INSURANCE FUNDS (INVESCO VARIABLE INSURANCE FUNDS)

•	Invesco V.I. Basic Value Fund (Series I shares)
•	Invesco V.I. Capital Appreciation Fund (Series I shares)
•	Invesco V.I. Capital Development Fund (Series I shares)
•	Invesco V.I. International Growth Fund (Series I shares)
•	Invesco V.I. Small Cap Equity Fund (Series I shares)

AMERICAN CENTURY VARIABLE PORTFOLIOS, INC.

•	American Century VP Balanced Fund
•	American Century VP Inflation Protection Fund
•	American Century VP International Fund
•	American Century VP Large Company Value Fund
•	American Century VP Ultra® Fund
•	American Century VP Value Fund

CALVERT VARIABLE PRODUCTS, INC.

•	Calvert VP Balanced Index Portfolio
•	Calvert VP EAFE International Index Portfolio
•	Calvert VP Nasdaq - 100 Index Portfolio
•	Calvert VP Russell 2000 Small Cap Index Portfolio
•	Calvert VP S&P MidCap 400 Index Portfolio

THE DREYFUS SOCIALLY RESPONSIBLE GROWTH FUND, INC. -INITIAL SHARES

DREYFUS INVESTMENT PORTFOLIOS (“Dreyfus IP”)

•	Dreyfus IP - Technology Growth Portfolio - Initial Shares

DREYFUS VARIABLE INVESTMENT FUND (“Dreyfus VIF”)

•	Dreyfus VIF - International Value Portfolio - Initial Shares

FIDELITY® VARIABLE INSURANCE PRODUCTS

•	Fidelity VIP Contrafund® Portfolio - Initial Class
•	Fidelity VIP Equity-Income Portfolio - Initial Class
•	Fidelity VIP Growth & Income Portfolio - Initial Class
•	Fidelity VIP High Income Portfolio - Initial Class
•	Fidelity VIP Investment Grade Bond Portfolio - Initial Class
•	Fidelity VIP Mid Cap Portfolio - Initial Class
•	Fidelity VIP Money Market Portfolio - Initial Class
•	Fidelity VIP Overseas Portfolio - Initial Class

FRANKLIN TEMPLETON VARIABLE INSURANCE PRODUCTS TRUST

•	Franklin Flex Cap Growth Securities Fund - Class 2
•	Franklin Income Securities Fund - Class 1
•	Franklin Small Cap Value Securities Fund - Class 1
•	Franklin Small-Mid Cap Growth Securities Fund - Class 1
•	Franklin U.S. Government Fund - Class 1
•	Franklin Templeton VIP Founding Funds Allocation Fund - Class 1
•	Mutual Shares Securities Fund - Class 1
•	Templeton Developing Markets Securities Fund - Class 1
•	Templeton Global Bond Securities Fund - Class 1
•	Templeton Growth Securities Fund - Class 1

IBBOTSON ETF ALLOCATION SERIES

•	Ibbotson Aggressive Growth ETF Asset Allocation Portfolio - Class I
•	Ibbotson Balanced ETF Asset Allocation Portfolio - Class I
•	Ibbotson Conservative ETF Asset Allocation Portfolio - Class I
•	Ibbotson Growth ETF Asset Allocation Portfolio - Class I
•	Ibbotson Income and Growth ETF Asset Allocation Portfolio - Class I

JPMORGAN INSURANCE TRUST

•	JPMorgan Insurance Trust Core Bond Portfolio - Class 1 Shares
•	JPMorgan Insurance Trust Intrepid Mid Cap Portfolio - Class 1 Shares

NEUBERGER BERMAN ADVISERS MANAGEMENT TRUST

•	Neuberger Berman AMT Guardian Portfolio - Class I
•	Neuberger Berman AMT Mid Cap Growth Portfolio - Class I
•	Neuberger Berman AMT Regency Portfolio - Class I

PIMCO VARIABLE INSURANCE TRUST

•	PIMCO All Asset Portfolio - Administrative Class Shares
•	PIMCO CommodityRealReturn® Strategy Portfolio - Administrative Class Shares
•	PIMCO Total Return Portfolio - Administrative Class Shares

PIONEER VARIABLE CONTRACTS TRUST

•	Pioneer Emerging Markets VCT Portfolio - Class I Shares
•	Pioneer Equity Income VCT Portfolio - Class I Shares
•	Pioneer High Yield VCT Portfolio - Class I Shares
•	Pioneer Mid Cap Value VCT Portfolio - Class I Shares
•	Pioneer Real Estate Shares VCT Portfolio - Class I Shares
•	Pioneer Strategic Income VCT Portfolio - Class I Shares

VANGUARD® VARIABLE INSURANCE FUND PORTFOLIOS

•	Vanguard VIF - Balanced Portfolio
•	Vanguard VIF - Capital Growth Portfolio
•	Vanguard VIF - Diversified Value Portfolio
•	Vanguard VIF - Equity Income Portfolio
•	Vanguard VIF - Equity Index Portfolio
•	Vanguard VIF - High Yield Bond Portfolio
•	Vanguard VIF - International Portfolio
•	Vanguard VIF - Mid-Cap Index Portfolio
•	Vanguard VIF - REIT Index Portfolio
•	Vanguard VIF - Short-Term Investment-Grade Portfolio
•	Vanguard VIF - Small Company Growth Portfolio
•	Vanguard VIF - Total Bond Market Index Portfolio
•	Vanguard VIF - Total Stock Market Index Portfolio

DEFINITIONS

The following words and phrases are capitalized in this prospectus and have the following meanings.

Administrative Office	The Symetra Life designated location where correspondence and payments should be mailed. The address is PO Box 34690, Seattle, Washington 98124-1690.

Business Day	Any day the New York Stock Exchange is open for regular trading.

General Account	All of Symetra Life’s assets other than those attributable to the Separate Account or other Symetra Life separate accounts.

Home Office	Symetra Life’s principal place of business located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004.

Insured	The person whose life we insure under the policy.

Monthly Anniversary	The same date in each succeeding month as the Policy Date. If a Monthly Anniversary falls on a day that the New York Stock Exchange (NYSE) is not open for trading, the Monthly Anniversary will be the next Business Day that the NYSE is open for trading. Similarly, if a Monthly Anniversary falls on the 29th, 30th, or 31st of any month that does not have that number of days, then the Monthly Anniversary will be the last day of that month.

Net Amount of Risk	The death benefit less the Policy Value on each day.

Net Cash Surrender Value	The amount of your Policy Value minus any loan and accrued loan interest and any accrued monthly deductions.

NYSE	The New York Stock Exchange.

Owner	The person or legal entity entitled to exercise all rights and privileges under the policy. If there are joint Owners, the signatures of both Owners are needed to exercise rights under the policy. Any reference to Owner in this prospectus includes any joint Owner.

Policy Anniversary	The same month and day in each succeeding year as the Policy Date.

Policy Date	The date the policy is effective. Policy years and anniversaries are measured from this date.

Policy Value	The sum of the value of policy assets in the Symetra Fixed Account and the Separate Account.

Portfolios	The variable investment options available under the policy.

Separate Account	Symetra Separate Account SL which is a segregated asset account established under Washington law.

Sub-account	A division of the Separate Account for which Accumulation Units are separately maintained. Each Sub-account invests exclusively in a particular Portfolio. Your policy generally refers to “Portfolios” when referring to Sub-accounts.

Symetra Fixed Account	The investment option in this policy that provides for guaranteed interest and is part of Symetra’s General Account.

4

BENEFIT SUMMARY

You should refer to your policy for actual and complete terms of the policy.

DEATH BENEFITS

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, (“Symetra Life”, “we” and “us”). In the policy, we promise to pay a death benefit to the named beneficiary when the Insured dies. The amount of death benefit generally depends upon your Policy Value and any loans you may take. Although your policy cannot lapse unless a policy loan exceeds your Policy Value, your death benefit will go up and down depending on the value of your policy.

The policy is flexible because, when you apply for the policy, you set the amount and frequency of premiums subject to our minimum requirements. You also may transfer among investment options and, subject to our approval, increase the amount of additional planned premiums.

The policy can be used for insurance protection and estate planning, as well as other long term financial goals. You should consider the policy in conjunction with other insurance you own.

INVESTMENT OPTION BENEFITS

Currently, the Separate Account invests in 69 Sub-accounts, however, not all Sub-accounts may be available for all policies. The Sub-accounts along with the Symetra Fixed Account are collectively referred to as “investment options”. You can have money in all available Sub-accounts and the Symetra Fixed Account under the policy at any one time. We reserve the right to add, combine, restrict or remove any Sub-account available as an option under your policy.

ACCESS TO YOUR MONEY

Subject to certain restrictions, you can access the money in your policy in many ways.

Surrenders.  At any time while the policy is in force and the Insured is alive, you may surrender your policy for the Net Cash Surrender Value. Surrenders will likely have tax consequences.

Withdrawal.  After the first policy year, you can take money out of your policy through a withdrawal. There is no charge on withdrawals. However, withdrawals will decrease the death benefit and will likely have tax consequences.

Transfers.  You can transfer money among any of the available Sub-accounts or between the Symetra Fixed Account and a Sub-account at any time while the policy is in force and the Insured is living. Transfers to and from the Symetra Fixed Account may be limited every policy year to 25% of the Policy

Value and we reserve the right to impose other restrictions. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary. See Section 3 - Transfers Among Sub-accounts and the Symetra Fixed Account for more information. There is a $25 charge for transfers that exceed 12 transfers per policy year. Your transfers may also be limited by Symetra Life’s and the underlying portfolio’s market timing and excessive trading policies and procedures. Scheduled transfer options are also available through Dollar Cost Averaging and Investment Option Rebalancing and do not count against your 12 free transfers per policy year.

LOAN BENEFITS

You may take loans in any amount up to 100% of your Net Cash Surrender Value. The loan interest rate charged on loans under the policy is an annual effective rate of 5%. The annual effective interest rate credited on the amounts transferred from the Sub-accounts to the loaned portion of your policy to collateralize the loan is 5%. This results in an annualized cost to you of 0% for loans. Loans will likely have tax consequences.

TAX BENEFITS

We intend for the policy to satisfy the requirements under the Internal Revenue Code, as amended, and receive the tax treatment normally accorded life insurance contracts under federal tax law. In addition, your policy is designed so that it will most likely be treated as a modified endowment contract (“MEC”) under federal tax laws. Therefore, if your policy satisfies the tax law requirements to be treated as a life insurance contract, the death benefit generally should be excludable from the gross income of its recipient. Similarly, you should not be deemed to be in constructive receipt of the Policy Value, and therefore should not be taxed on increases in the Policy Value until you take out a loan, make a withdrawal, or surrender the policy. In addition, transfers of Policy Value should not be taxable transactions.

5

RISK SUMMARY

You should refer to your policy for actual and complete terms of the policy.

PREMIUM PAYMENT RISK

On every Policy Anniversary, we will determine whether the total amount of premiums you have paid is less than 100% of the total planned premiums you set when we issued the policy. If the amount is less than 100%, you will be granted an additional period of 62 calendar days to make additional premium payments. If we do not receive at least 80% of the total planned premiums, then future planned premiums will be limited.

INVESTMENT RISK

The policy is designed for long term financial planning. Accordingly, the policy is not suitable as a short-term investment.

If you invest in the available Sub-accounts under the policy, your policy will be subject to investment performance. Depending upon market conditions, you can make or lose money in any of these Sub-accounts. Your Policy Value and death benefit will go up or down as a result of investment performance. You may also allocate money to the Symetra Fixed Account, which credits guaranteed interest. You assume the risk that the interest rate on the Symetra Fixed Account may decrease, although it will never be less than an annual effective guaranteed interest rate of 3%.

The risks and benefits of each Portfolio are fully described in its prospectus which, if not accompanying this prospectus, is available at no charge upon request. Please refer to the prospectuses for the underlying Portfolios for a complete discussion including the investment risks. There is no assurance that any of the Portfolios will achieve its stated investment objective.

WITHDRAWALS

There are risks associated with taking withdrawals from your policy. Withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an effect on your Net Cash Surrender Value and the death benefit payable under your policy. They will also likely have tax consequences. Withdrawals also increase the risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs; or
•	your beneficiary will receive less money.

TAX RISKS

In order to qualify as a life insurance contract for federal income tax purposes and to receive the tax treatment normally accorded life insurance under federal tax law, a life insurance policy must satisfy certain requirements set forth in the Internal

Revenue Code of 1986. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard rate class basis should generally be deemed a life insurance contract under federal tax law. There is less guidance, however, with respect to policies issued on a substandard basis or policies, such as this one, that calculate the death benefit factor on a daily basis, and it is not clear whether such policies will in all cases satisfy the applicable requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

In addition, your policy is designed so that it will most likely be treated as a MEC under federal tax laws. If your policy is treated as a MEC, withdrawals, full surrenders, and policy loans incur taxes. If you are under age 59 1/2, you may also incur a 10% tax penalty. We monitor the status of your policy and will advise you if your policy is a MEC or if a transaction will cause it to become a MEC.

LOAN RISKS

There are risks associated with policy loans. Loaned amounts do not participate in earnings from the Sub-accounts and may not receive higher interest rates that may be available in the Symetra Fixed Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding loans plus any accrued interest. Loans may also result in policy lapse if the loan amount exceeds your Policy Value. Loans will also likely be treated as taxable distributions and may be subject to a 10% tax penalty. Please consult a tax advisor before borrowing money from your policy.

POLICY LAPSE RISK

Your Policy Value must exceed the amount you have in loans and loan interest or your policy will lapse. If you do not have enough Policy Value to cover the loan and loan interest, you will be granted a grace period of 62 calendar days to pay the amount of the loans and loan interest due. If we do not receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits.

6

INQUIRIES

For general correspondence or payments please contact our Administrative Office at:

Symetra Life Insurance Company

PO Box 34690

Seattle, WA 98124-1690

Telephone: 1-800-796-3872 Extension 22187

Facsimile: 1-866-719-3124

For overnight mail, please contact us at:

Symetra Life Insurance Company

777 108th Avenue NE, Suite 1200

Bellevue, WA 98004

Our Home Office is located at:

777 108th Avenue NE, Suite 1200

Bellevue, WA 98004

On the internet, please go to:

http:\\www.symetra.com

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FEE TABLE

The purpose of the Fee Table is to show you the various fees and expenses you will incur directly and indirectly by buying and owning the policy. The Fee Table reflects the expenses of the Separate Account as well as the Portfolios.

TRANSACTION FEES

The Transactions Fees Table describes the fees and expenses that you will pay when you buy and own the policy. There are no surrender charges in this policy.

CHARGE	WHEN CHARGE IS DEDUCTED	MAXIMUM AMOUNT DEDUCTED	CURRENT AMOUNT DEDUCTED
STATE PREMIUM TAXES (1)(2)	Upon payment of each premium	3.5% of each premium	3.5% of each premium
PREMIUM CHARGE	Upon payment of each premium	2.5% of each premium	1.25% of each premium
TRANSFER CHARGE	Assessed for each transfer in excess of 12 transfers in a policy year	$25	$25

(1)

For this policy, “state premium taxes” are based on taxes charged by state and other governmental entities (e.g., municipalities) which are measured by or based upon the amount of premium received by Symetra Life. In Oregon, this is called a premium based administrative charge. These state premium tax charges approximate the actual premium taxes we pay and range from 2.0% to 3.5%. The taxes charged on your premiums are based on your state of residence and are subject to change.

(2)

Under current federal income tax law, we are not taxed on the Separate Account’s operations. Thus, we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

PERIODIC CHARGES OTHER THAN PORTFOLIO OPERATING EXPENSES

The Periodic Charges Table describes the fees and expenses that you will pay periodically during the time that you own the policy, not including Portfolio operating fees and expenses.

	WHEN CHARGE IS DEDUCTED	AMOUNT DEDUCTED
CHARGE		GUARANTEED CHARGE	CURRENT CHARGE
COST OF INSURANCE CHARGE (1)(2)	Monthly
Minimum Charge		Annual rate of $0.18 per $1,000 per net amount of risk	Annual rate of $0.09 per $1,000 per net amount of risk
Maximum Charge		Annual rate of $350.32 per $1,000 per net amount of risk	Annual rate of $350.32 per $1,000 per net amount of risk
55 year old Male Standard Non-Nicotine User (2)(3)		Annual rate of $6.52 per $1,000 per net amount of risk	Annual rate of $3.50 per $1,000 per net amount of risk
MORTALITY AND EXPENSE RISK CHARGE (2)(4)	Monthly	Annual rate of 0.75% of the prior day’s ending Policy Value	Annual rate of 0.75% of the prior day’s ending Policy Value
ADMINISTRATION CHARGE	Monthly	Monthly rate of .025% of the month-end Policy Value not to exceed $8.00 per month	Monthly rate of .025% of the month-end Policy Value not to exceed $8.00 per month

(1)	This charge is based on the Insured’s gender, age and risk classification, the duration of the policy and the amount of insurance coverage. The charges shown in this table may not be representative of the charges that a particular policy Owner will pay. For more information on the Cost of Insurance Charge that would apply to you, please contact your registered representative or us at our Administrative Office.

(2)	The Cost of Insurance Charge and the Mortality and Expense Risk Charge are calculated daily and deducted monthly on your Monthly Anniversary. At all times, the Net Cash Surrender Value reflects the daily calculation for these charges. If you surrender your policy, we will deduct any Cost of Insurance Charges and Mortality and Expense Risk Charge accrued and owed to us.

(3)	The rates shown are for a 55 year old male standard non-nicotine user for the first policy year only. The rates will change each policy year thereafter to reflect the Insured’s attained age and risk class. For more information on the rate that would apply to you, please contact your registered representative or us at our Administrative Office.

(4)	The Mortality and Expense Risk Charge declines after policy year 20 to an annual rate of 0.60% and after policy year 30 to an annual rate of 0.50%.

LOAN INTEREST RATE

	WHEN CHARGE IS DEDUCTED	MAXIMUM RATE	CURRENT RATE
NET INTEREST CHARGED ON LOANS	On each Policy Anniversary following the Loan Date (1)	0% of the loan amount (2)	0% of the loan amount

(1)	Loan interest is accrued daily. If you surrender your policy or take a partial withdrawal, we will deduct any loan interest accrued and owed to us.

(2)	We charge an interest rate of 5% on new and existing loans, but we also credit loaned amounts with a rate of 5%. Because the loans are charged and credited the same amount, there is no cost to you for loans under this policy.

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TOTAL ANNUAL PORTFOLIO EXPENSES

The Total Annual Portfolio Expenses Table shows the lowest and highest total operating expenses charged by the Portfolio companies that you pay indirectly during the time you own the policy. The total operating expenses are expressed as an annual percentage of average daily net assets and are deducted from Portfolio assets. The amounts are based on expenses paid as of the end of the fiscal year December 31, 2009. Actual expenses in the future may be higher or lower. For Portfolios that invest in shares of one or more Acquired Funds, the total annual operating expenses include fees and expenses incurred indirectly by the Portfolio as a result of investment in shares of one or more Acquired Funds. The fees and expenses (including management fees, distribution (12b-1) fees and other expenses) for each individual Portfolio is contained in the prospectuses for each Portfolio.

TOTAL ANNUAL PORTFOLIO OPERATING EXPENSES (1)	Lowest	Highest
Range of total annual portfolio operating expenses (before any waivers or expense reimbursement)	0.19%	1.51%
Range of total annual portfolio operating expenses (after any waiver or expense reimbursement) (2)	0.19%	1.47%

(1)	We reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio.

(2)	The range of Total Annual Portfolio Operating Expenses after any waiver or expense reimbursement takes into account contractual arrangements for certain Portfolios that require the investment adviser to reimburse or waive Portfolio operating expenses until at least April 30, 2011. Advisers to certain Portfolios offered in the policy agree to waive or reimburse advisory fees or other fees. This reduces Portfolio operating expenses. Such arrangements are described in more detail in the prospectus for each Portfolio. Any waivers or expense reimbursements in place for the available Portfolios did not impact the Portfolios that had the lowest and highest expenses of the available Portfolios. Therefore, the expenses listed for the Portfolios with the highest and lowest total annual portfolio operating expenses are not affected by any waiver of expense reimbursement.

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1. THE POLICY

The Individual Flexible Premium Variable Life Insurance Policy described in this prospectus is a contract between you, the Owner, and Symetra Life Insurance Company, (“Symetra Life”, “we” and “us”). While the policy is in force, we promise to pay a death benefit to the named beneficiary when the Insured dies.

The policy is called “flexible” because, when you apply for the policy, you choose the amount and frequency of premiums, subject to our minimum premium requirements. We underwrite the planned premiums you apply for rather than a specific face amount.

The policy is called “variable” because you can choose among the available variable investment Sub-accounts in which you can make or lose money depending upon market conditions. The investment performance of the Sub-account(s) you choose affects the value of your policy and will affect the value of your death benefit.

The policy also has a fixed account. Your money in the fixed account earns interest at a rate we set. The annual effective interest rate will never be less than 3%. The rate credited to premiums and other allocations to the Symetra Fixed Account are guaranteed for at least 12 months.

The policy benefits from tax deferral. While the Insured is living, you pay no tax on policy earnings unless you take money out of the policy. When the Insured dies, the death benefit is paid to your named beneficiary free from federal income tax.

To purchase a policy, you must submit an application, including your requested planned premiums, and provide evidence of insurability satisfactory to us. Before approving an application, we conduct underwriting to determine insurability. We reserve the right to reject any application or premium.

State Variations.  This prospectus generally describes applicable provisions of the policy, and certain provisions of your policy may be different from the description in the prospectus. You should refer to your policy for specific variations since any such state variations will be included in your policy or in endorsements attached to your policy. See your agent or contact us for specific information that may be applicable to your state.

OWNER

The Owner of the policy is as shown on the policy application unless changed. You, as Owner, may exercise all ownership rights under the policy.

The policy can be owned by joint Owners. Each joint Owner has equal ownership rights and must exercise those rights jointly.

Use care when naming joint Owners and beneficiaries and consult your agent or other adviser if you have questions.

INSURED

The Insured is the person whose life is covered under the policy. The Owner can be, but does not have to be, the same as the Insured.

BENEFICIARY

The beneficiary is the person or entity you choose to receive the death benefit when the Insured dies.

ASSIGNMENT

You may assign the policy. The assignment will become effective when we receive written notification at our Administrative Office. Your rights and those of any other person under the policy are subject to the assignment. We are not responsible for the validity of any assignments. If your policy is a MEC, an assignment will likely be taxable. See “Section 6-Taxes” for more information. An absolute assignment will be considered a change of ownership.

2. PREMIUMS

Premiums should be made payable to Symetra Life Insurance Company and must be made in a form acceptable to us. You may choose to pay premiums:

•	By personal check drawn on U.S. funds; or
•	By wire transfer originating from a bank in the United States.

You may change the method of paying premiums at any time without charge.

We will not accept premium payments made in the following forms:

•	Cash;
•	Credit cards;
•	Money orders, cashier’s checks or travelers checks;
•	Third party checks; or
•	Agency checks, unless drawn on a trust or fiduciary account.

POLICY DATE

The effective date of insurance coverage (“Policy Date”) is dependent upon the completion of all underwriting requirements, payment of the full initial premium, and delivery of the policy with the completion of delivery requirements, if any, while the Insured is still living. We measure the Policy Anniversaries and the Monthly Anniversaries from the Policy Date. The Policy Date is shown in the policy. If you have the policy but have not paid the initial premium, you have no insurance coverage. We do not issue temporary insurance coverage.

PLANNED PREMIUMS

When you apply for the policy, you request the amount and frequency of premium payments you plan to make each policy year. We refer to these as “planned premiums.” Your first-year premium must be at least $25,000. Approval of your premium plan is subject to our underwriting requirements.

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After you pay your first-year planned premium, you may make future premium payments according to the premium plan you chose and that is shown in your policy. Future premium payments do not have to be level and do not have to be made every policy year. When you apply for the policy, you may set future premium payments that are higher or lower than your initial first-year premium payment to meet your needs. We will send you quarterly notices showing you premium payments you have made in a given policy year and what your planned premium payments for that policy year are. You can choose to make each policy year’s planned premium in a lump sum or in installments. However, after the policy is issued, you may not pay us more than your planned premiums. Excess premium will be returned to you.

Every Policy Anniversary, we calculate the amount of premium payments you have made to the policy and compare that amount to the planned premiums. If our calculation shows that you have paid less than 100% of the planned premiums, then we will provide you written notice of the premium deficit. If you do not meet your premium plan, the amount you can invest into your policy will be permanently reduced. Therefore, your Policy Value will also be reduced resulting in a lower death benefit.

Extended Premium Acceptance Period. We will allow you a 62-day period from the end of the policy year to pay the premium deficit for that policy year. We call this the “extended premium acceptance period.” If you pay any premium during the extended premium acceptance period, we will apply such premium to the policy year just ended to the extent necessary to make up the premium deficit. Any excess premium will be applied to the current policy year unless you tell us otherwise. If you have a loan on your policy, any payments will be first applied to the loan and loan interest unless you tell us otherwise. Any remaining amount will then be applied to the premium deficit.

If a premium deficit remains unpaid after the extended premium acceptance period and the sum of the total premiums paid is less than 80% of the total planned premium, then future annual premiums will be revised and a new premium plan will be issued. Under the new premium plan, you will be limited to the lesser of:

•	the planned annual premium for each subsequent policy year, and
•	the annual premium paid in the policy year in which the total premiums paid fell below 80% of the total planned premium.

You are allowed only one revised premium plan under the policy. If you fail to pay at least 80% of the revised planned premiums, we will not accept any further payments to your policy.

The following Example shows how a premium deficit can affect your policy:

In this example, premiums paid in policy years 2 and 3 do not meet the premium plan. This causes the cumulative percentage to fall below 80% following policy year 3. As a result, the premiums in future years are limited to the amount of the last premium paid and a new revised premium plan is issued. In policy years 6 and 7, the premiums paid do not meet the revised premium plan causing the cumulative revised percentage to fall below 80% following policy year 7. Because 80% of the cumulative revised premium plan remains unpaid at the end of policy year 7, we no longer accept any further payments to the policy.

	Original		Cumulative			Revised		Cumulative Revised
Policy Year	Premium Plan	Premium Paid	Premium Plan (1)	Premium Paid (2)	(2) divided by (1)	Premium Plan	Premium Paid	Premium Plan (1)	Premium Paid (2)	(2) divided by (1)
1	250,000	250,000	250,000	250,000	100%
2	100,000	40,000	350,000	290,000	82.9%
3	100,000	60,000	450,000	350,000	77.8%
4	75,000					60,000	60,000	60,000	60,000	100%
5	50,000					50,000	50,000	110,000	110,000	100%
6	25,000					25,000	10,000	135,000	120,000	88.9%
7	50,000					50,000	15,000	185,000	135,000	73.0%
8	100,000					60,000		245,000
9	100,000					60,000		305,000
10	150,000					60,000		365,000

Premiums Made by 1035 Exchange:  In the first policy year you may make a “1035 exchange” into this policy to meet your premium plan. Premiums made by 1035 exchange will be accepted under the following conditions:

•	If the exchange is equal to or no more than 105% of the planned premium by section 1035 exchange amount, it will be accepted in its entirety. A revised premium plan will be provided to you reflecting any increase due to the 1035 exchange.
•

If the exchange is more than 105% of the planned premium by section 1035 exchange amount, we will contact you for further instructions. We will examine the risks involved in accepting the 1035 exchange and either

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issue a new premium plan subject to underwriting, or reject the 1035 exchange in its entirety.
•	If the section 1035 exchange is less than the planned amount, it will be accepted in its entirety and treated like any other premium.

You should carefully consider whether to make a 1035 exchange into this policy. If the policy’s cash value that you are exchanging fluctuates in value, we may receive less to apply to this policy than you anticipated. This means you may need to provide us additional premium from other sources in order to meet your premium plan under this policy. If we receive more than 105% of the planned premium and we are unable to accept the additional amount, we will attempt to return the 1035 exchange to your previous carrier. In this case or in the event you decide not to accept the policy, your previous life insurer may be unwilling to reinstate your previous policy. You may lose insurance coverage and the other benefits available to you from your previous insurance carrier. You may also be subject to tax on the investment gain on your previous policy and possibly tax penalties.

Before you agree to exchange your existing coverage for this policy, you should carefully review this decision with your registered representative and your tax advisor.

As with payment of your initial premium, you may choose to make planned premiums directly to us or through a wire transfer. You may change the method of paying premiums at any time without charge.

Payments made by check and sent directly to our Administrative Office.  Premium payments made by check and received with all the information we need to process it at our Administrative Office are credited to your policy on the same day as received by us. However, if your check is received without the necessary information we need to process it, or at any address other than the Administrative Office, processing delays will occur as we attempt to contact you to get the necessary information.

Payments made by Wire Transfer.  Premium payments may be made by wire transfers under this policy. You must provide accurate wiring instructions to the wiring bank which must include your Symetra Complete Advisor policy number, the name in which the policy is issued and other information we may require. Prior to placing a wire transfer, please contact us at our Administrative Office for more information and to obtain wire transfer instructions.

ALLOCATION OF PREMIUM AND POLICY VALUE

You designate how your premiums are to be allocated when you apply for a policy. You may change the way future premiums are allocated by giving written notice to us. All percentage allocations must be in whole numbers, and must be at least 1%. The sum of the allocations must equal 100%.

We deduct the state premium tax charge and premium charge from your premium prior to allocating your premium to your policy. We call the applied premium your “net premium.”

Subsequent payments will be allocated to the Sub-accounts and/or Symetra Fixed Account, according to the allocation instructions we have at that time. You may change your premium allocations at any time.

Any amounts allocated to the Symetra Fixed Account and the Sub-accounts are effective and valued as of the next close of regular trading at the New York Stock Exchange ("NYSE"). This is usually 4:00 p.m. Eastern time. If for any reason the NYSE has closed for the day prior to our receipt of your money, your allocations will be valued as of the close of the NYSE on its next regular Business Day.

The Policy Value is equal to the sum of the amount you have in the available Sub-accounts and the Symetra Fixed Account under the policy at any one time. On your Monthly Anniversary, the Policy Value will be reduced by the monthly deductions and the Administration Charge. See “Section 4: Charges and Expenses” for more information. The value of your policy can change daily depending upon market conditions.

The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loan or loan interest and accrued daily deductions for the Cost of Insurance Charge and the Mortality and Expense Risk Charge for the current month.

ACCUMULATION UNITS

The value of the variable portion invested in the Separate Account of your policy will go up or down depending upon the investment performance of the Sub-account(s) you choose. In order to keep track of the value of the variable Sub-accounts, we use a unit of measure called an accumulation unit which works like a share of a mutual fund.

We calculate the value of an accumulation unit for each Sub-account after the NYSE closes each day. To determine the current accumulation unit value, we take the prior day’s accumulation unit value and multiply it by the net investment factor for the current day.

The net investment factor is used to measure the daily change in accumulation unit value for each Sub-account. The net investment factor equals:

•	the net asset value per share of the applicable Portfolio at the end of the current day plus the per share amount of any dividend or income distributions made by the Portfolio that day; divided by
•	the net asset value per share of a Portfolio at the end of the prior day plus the per share amount of any dividend or income distributions made by the Portfolio that day.

The value of an accumulation unit may go up or down from day to day.

When you make net premium payments (including loan repayments) or transfers into a Sub-account, we credit your policy with accumulation units. Conversely, when you request a withdrawal or a transfer of money from a Sub-account, accumulation units are liquidated. In either case, the increase or decrease in the number of your accumulation units is

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determined by taking the amount of the net premium payment, transfer or withdrawal (less applicable charges) and dividing it by the value of an accumulation unit on the date the transaction occurs.

Example:  Assume that on Monday, we receive a $1,000 net premium payment (after applicable state tax and premium charges are deducted) from you before the NYSE closes. You have told us you want this to go to the Fidelity VIP Growth & Income Portfolio. When the NYSE closes on that Monday, we determine that the value of an accumulation unit for the Fidelity VIP Growth & Income Portfolio is $34.12. We then divide $1,000 by $34.12 and credit your policy on Monday night with 29.31 accumulation units for the Fidelity VIP Growth & Income Portfolio.

POLICY LAPSE

Your policy will lapse only if your total loan and loan interest due would exceed the Policy Value. We will allow you a grace period to pay the amount of the loans and loan interest due and provide you and any assignee of record written notice of how much money you need to send us to keep your policy in force. This grace period will expire 62 calendar days from the date written notice is sent to you that states your total loans and loan interest exceed the Policy Value.

If we do not receive this amount before the end of the grace period, all coverage under the policy will terminate and you will receive no benefits. If your policy ends without value (“lapses”), we will send written notice to you and any assignee of record. If the Insured dies during the grace period, we will pay the death benefit to the beneficiary less any outstanding loans, accrued loan interest or charges.

REINSTATEMENT

If your policy lapses, you have three years from the lapse date and while the Insured is living to request reinstatement of your policy. The lapse date is the date written notice is sent to you informing you that you need to send us payment in order to keep your policy in force. This is also the first day of the grace period. Reinstatement allows you to keep your original Policy Anniversary date and may or may not result in lower policy charges than you would incur under a new policy. To reinstate your policy you must:

•	provide us satisfactory evidence of insurability; and
•	pay the amount of premium required so that the total premiums paid since the Policy Date is equal to at least 80% but no more than 100% of the cumulative premium plan in effect on the lapse date.

Coverage will be reinstated effective the date we approve your reinstatement application and a new premium plan will be issued.

You may not reinstate a policy that you surrendered for Policy Value.

RIGHT TO EXAMINE

You may examine the policy and if for any reason you are not satisfied, you may cancel the policy by returning it to us or your Symetra Life registered representative within the period stated on the cover page of your policy. This period will be at least 10 calendar days (longer in some states) from the date the policy is delivered. You will receive your Policy Value or a return of premium, depending on state requirements. Policy Value may be more or less than your premium. If we are required by state law to refund the total premiums paid or to give you a choice between a refund of Policy Value or return of premium, we will hold any premium received for your policy in the Fidelity VIP Money Market Portfolio until the “Right to Examine” period is ended.

3. INVESTMENT OPTIONS

VARIABLE INVESTMENT OPTIONS

The following Portfolios are currently offered to policy Owners through the divisions (or "Sub-accounts") of the Separate Account. Each Sub-account invests exclusively in a particular Portfolio. The Portfolios are not offered directly to the public, but are available to life insurance companies as options for variable life insurance policies and variable annuity contracts. Symetra Life is not recommending a particular Portfolio or offering investment advice.

The name, investment objective and investment advisor of the Portfolios offered under this policy are listed below. There is no assurance that any of the Portfolios will achieve their stated objective. You can find more detailed information about the Portfolios, including a description of risks and expenses, in the prospectuses for the Portfolios, which can be obtained without charge by calling us at 1-800-796-3872. You can have money in all available Sub-accounts and the Symetra Fixed Account at any one time. Not all Portfolios listed below may be available for all policies. You should read the prospectuses carefully before investing. The Portfolio information below was provided by the Portfolios. We have not independently verified the accuracy of the information.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. Basic Value Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Capital Appreciation Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Capital Development Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. International Growth Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
Invesco V.I. Small Cap Equity Fund	The Fund’s investment objective is long-term growth of capital.	Invesco Advisers, Inc.
American Century Variable Portfolios, Inc.
American Century VP Balanced Fund	The fund seeks long-term capital growth and current income by investing approximately 60% of its assets in equity securities and the remainder in bonds and other fixed income securities.	American Century Investment Management, Inc.
American Century VP Inflation Protection Fund	The fund pursues long-term total return using a strategy that seeks to protect against U.S. inflation.	American Century Investment Management, Inc.
American Century VP International Fund	The fund seeks capital growth.	American Century Global Investment Management, Inc.
American Century VP Large Company Value Fund	This fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
American Century VP Ultra® Fund	The fund seeks long-term capital growth.	American Century Investment Management, Inc.
American Century VP Value Fund	This fund seeks long-term capital growth. Income is a secondary objective.	American Century Investment Management, Inc.
Calvert Variable Products, Inc.
Calvert VP Balanced Index Portfolio	The Balanced Index Portfolio seeks investment results, with respect to approximately 60% of its assets, that correspond to the total return performance of U.S. common stocks, as represented by the S&P 500 Index and, with respect to approximately 40% of its assets, that correspond to the total return performance of investment grade bonds, as represented by the Barclays Capital Aggregate Bond Index.	Calvert Asset Management Company, Inc.
Calvert VP EAFE International Index Portfolio	The EAFE International Index Portfolio seeks investment results that correspond to the total return performance of common stocks as represented by the Morgan Stanley Capital International EAFE Index. The MSCI EAFE Index emphasizes the stocks of companies in major markets in Europe, Australasia, and the Far East.	Calvert Asset Management Company, Inc.
Calvert VP Nasdaq - 100 Index Portfolio	The Nasdaq-100 Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Nasdaq-100 Index.	Calvert Asset Management Company, Inc.
Calvert VP Russell 2000 Small Cap Index Portfolio	The Russell 2000 Small Cap Index Portfolio seeks investment results that correspond to the investment performance of U.S. common stocks, as represented by the Russell 2000 Index.	Calvert Asset Management Company, Inc.
Calvert VP S&P MidCap 400 Index Portfolio	The S&P MidCap 400 Index Portfolio seeks investment results that correspond to the total return performance of U.S. common stocks, as represented by the S&P MidCap 400 Index.	Calvert Asset Management Company, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.
The Dreyfus Socially Responsible Growth Fund, Inc.	The fund seeks to provide capital growth, with current income as a secondary goal.	The Dreyfus Corporation
Dreyfus Investment Portfolios (“Dreyfus IP”)
Dreyfus IP - Technology Growth Portfolio	The portfolio seeks capital appreciation.	The Dreyfus Corporation
Dreyfus Variable Investment Fund (“Dreyfus VIF”)
Dreyfus VIF - International Value Portfolio	The fund seeks long-term capital growth.	The Dreyfus Corporation Sub-advised by the Boston Company Asset Management LLC

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Fidelity® Variable Insurance Products
Fidelity VIP Contrafund® Portfolio	Fidelity VIP Contrafund® Portfolio seeks long-term capital appreciation.	Fidelity Management & Research Company
Fidelity VIP Equity-Income Portfolio	Fidelity VIP Equity-Income Portfolio seeks reasonable income. The fund will also consider the potential for capital appreciation. The fund's goal is to achieve a yield which exceeds the composite yield on the securities comprising the Standard & Poor's 500SM Index (S&P 500®).	Fidelity Management & Research Company
Fidelity VIP Growth & Income Portfolio	Fidelity VIP Growth & Income Portfolio seeks high total return through a combination of current income and capital appreciation.	Fidelity Management & Research Company
Fidelity VIP High Income Portfolio	Fidelity VIP High Income Portfolio seeks a high level of current income, while also considering growth of capital.	Fidelity Management & Research Company
Fidelity VIP Investment Grade Bond Portfolio	Fidelity VIP Investment Grade Bond portfolio seeks as high a level of current income as is consistent with the preservation of capital.	Fidelity Management & Research Company
Fidelity VIP Mid Cap Portfolio	Fidelity VIP Mid Cap Portfolio seeks long-term growth of capital.	Fidelity Management & Research Company
Fidelity VIP Money Market Portfolio	Fidelity VIP Money Market Portfolio seeks as high a level of current income as is consistent with preservation of capital and liquidity.	Fidelity Management & Research Company
Fidelity VIP Overseas Portfolio	Fidelity VIP Overseas portfolio seeks long-term growth of capital.	Fidelity Management & Research Company
Franklin Templeton Variable Insurance Products Trust
Franklin Flex Cap Growth Securities Fund	Seeks capital appreciation. The Fund normally invests predominantly in equity securities of companies that the manager believes have the potential for capital appreciation.	Franklin Advisers, Inc.
Franklin Income Securities Fund	Seeks to maximize income while maintaining prospects for capital appreciation. The Fund normally invests in both equity and debt securities.	Franklin Advisers, Inc.
Franklin Small Cap Value Securities Fund	Seeks long-term total return. The Fund normally invests at least 80% of its net assets in investments of small capitalization companies.	Franklin Advisory Services, LLC
Franklin Small-Mid Cap Growth Securities Fund	Seeks long-term capital growth. The Fund normally invests at least 80% of its net assets in investments of small capitalization and mid capitalization companies.	Franklin Advisers, Inc.
Franklin U.S. Government Fund	Seeks income. The Fund normally invests at least 80% of its net assets in U.S. government securities.	Franklin Advisers, Inc.
Franklin Templeton VIP Founding Funds Allocation Fund	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests equal portions in Class 1 shares of Franklin Income Securities Fund; Mutual Shares Securities Fund; and Templeton Growth Securities Fund.	The Fund does not have an investment manager. The Fund Administrator is Franklin Templeton Services, LLC.
The Franklin Templeton VIP Founding Funds Allocation Fund is a “Fund of Funds”, which means that it achieves its objective by investing in other mutual funds rather than in individual securities. Funds of funds have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.
Mutual Shares Securities Fund	Seeks capital appreciation, with income as a secondary goal. The Fund normally invests primarily in U.S. and foreign equity securities that the manager believes are undervalued. The Fund also invests, to a lesser extent, in risk arbitrage securities and distressed companies.	Franklin Mutual Advisers, LLC
Templeton Developing Markets Securities Fund	Seeks long-term capital appreciation. The Fund normally invests at least 80% of its net assets in emerging market investments.	Templeton Asset Management Ltd.
Templeton Global Bond Securities Fund	Seeks high current income, consistent with preservation of capital, with capital appreciation as a secondary consideration. The Fund normally invests at least 80% of its net assets in bonds, which include debt securities of any maturity, such as bonds, notes, bills and debentures.	Franklin Advisers, Inc.
Templeton Growth Securities Fund	Seeks long-term capital growth. The Fund normally invests primarily in equity securities of companies located anywhere in the world, including those in the U.S. and in emerging markets.	Templeton Global Advisors Limited

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISOR
Ibbotson ETF Allocation Series
Ibbotson Aggressive Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Balanced ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation and some current income.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Conservative ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and preservation of capital.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
Ibbotson Income and Growth ETF Asset Allocation Portfolio	The Portfolio seeks to provide investors with current income and capital appreciation.	ALPS Advisors, Inc. Sub-Advised by Ibbotson Associates, Inc.
The Ibbotson Portfolios listed above are “Fund of Funds” and seek to achieve their investment objectives by investing primarily in portfolios of underlying exchange-traded funds which are open end mutual funds that can be traded at any time of the day (each, an “Underlying ETF” and collectively, the “Underlying ETFs”). These Underlying ETFs, in turn, invest in a variety of U.S. and foreign equity, debt, commodities, money market securities, futures and other instruments in an attempt to approximate the investment performance of the applicable benchmark. Fund-of-Funds have higher expenses compared to other Portfolios and therefore may be more expensive to Policy Owners.
JPMorgan Insurance Trust
JPMorgan Insurance Trust Core Bond Portfolio	Seeks to maximize total return by investing primarily in a diversified portfolio of intermediate- and long-term debt securities.	JPMorgan Investment Management Inc., an indirect, wholly - owned subsidiary of JPMorgan Chase & Co.
JPMorgan Insurance Trust Intrepid Mid Cap Portfolio	Seeks long-term capital growth by investing primarily in equity securities of companies with intermediate capitalizations.	JPMorgan Investment Management Inc., an indirect, wholly - owned subsidiary of JPMorgan Chase & Co.
Neuberger Berman Advisers Management Trust
Neuberger Berman AMT Guardian Portfolio	The Fund seeks long-term growth of capital; current income is a secondary goal. To pursue these goals, the Fund invests mainly in common stock of mid- to large-capitalization companies.	Neuberger Berman Management LLC
Neuberger Berman AMT Mid Cap Growth Portfolio

The Fund seeks growth of capital. To pursue this goal, the Fund normally invests at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index.

Neuberger Berman Management LLC
Neuberger Berman AMT Regency Portfolio	The Fund seeks growth of capital. To pursue this goal, the Fund invests mainly in common stocks of mid-capitalization companies, which it defines as those with a total market capitalization within the market capitalization range of the Russell Midcap® Index.	Neuberger Berman Management LLC
PIMCO Variable Insurance Trust
PIMCO All Asset Portfolio	Seeks maximum real return consistent with preservation of real capital and prudent investment management.	Pacific Investment Management Company LLC
PIMCO CommodityRealReturn® Strategy Portfolio	Seeks maximum real return consistent with prudent investment management. The Portfolio seeks to achieve its investment objective by investing under normal circumstances in commodity-linked derivative instruments backed by a portfolio of inflation-indexed securities and other Fixed Income Instruments.	Pacific Investment Management Company LLC
PIMCO Total Return Portfolio	Seeks maximum total return, consistent with preservation of capital and prudent investment management.	Pacific Investment Management Company LLC
Pioneer Variable Contracts Trust
Pioneer Emerging Markets VCT Portfolio	The Portfolio seeks long-term capital appreciation primarily through the securities of issuers in countries with emerging economies or securities markets.	Pioneer Investment Management, Inc.
Pioneer Equity Income VCT Portfolio	The Portfolio seeks current income and long-term capital growth primarily through income-producing equity securities of U.S. companies.	Pioneer Investment Management, Inc.
Pioneer High Yield VCT Portfolio	The Portfolio seeks to maximize total return by investing in below-investment-grade debt securities and preferred securities.	Pioneer Investment Management, Inc.

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PORTFOLIO NAME	INVESTMENT OBJECTIVE	INVESTMENT ADVISER
Pioneer Mid Cap Value VCT Portfolio	Seeks capital appreciation by investing in a diversified portfolio of securities consisting primarily of common stocks.	Pioneer Investment Management, Inc.
Pioneer Real Estate Shares VCT Portfolio	The Portfolio seeks long-term growth of capital. Current income is a secondary objective.	Pioneer Investment Management, Inc.
Pioneer Strategic Income VCT Portfolio	The Portfolio seeks high current income by actively managing a diversified portfolio of U.S. and international high yield and investment-grade debt securities.	Pioneer Investment Management, Inc.
Vanguard® Variable Insurance Fund Portfolios Vanguard is a registered trademark of The Vanguard Group
Vanguard VIF - Balanced Portfolio	The Balanced Portfolio seeks to provide long-term capital appreciation and reasonable current income.	The Vanguard Group, Inc.
Vanguard VIF - Capital Growth Portfolio	The Capital Growth Portfolio seeks to provide long-term capital appreciation.	The Vanguard Group, Inc.
Vanguard VIF - Diversified Value Portfolio	The Diversified Value Portfolio seeks to provide long-term capital appreciation and income.	The Vanguard Group, Inc.
Vanguard VIF - Equity Income Portfolio	The Equity Income Portfolio seeks to provide an above-average level of current income and reasonable long-term capital appreciation.	The Vanguard Group, Inc.
Vanguard VIF - Equity Index Portfolio	The Equity Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of large-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF - High Yield Bond Portfolio	The High Yield Bond Portfolio seeks to provide a high level of current income.	The Vanguard Group, Inc.
Vanguard VIF - International Portfolio	The International Portfolio seeks to provide long-term capital appreciation.	The Vanguard Group, Inc.
Vanguard VIF - Mid-Cap Index Portfolio	The Mid-Cap Index Portfolio seeks to track the performance of a benchmark index that measures the investment return mid-capitalization stocks.	The Vanguard Group, Inc.
Vanguard VIF - REIT Index Portfolio	The REIT Index Portfolio seeks to provide a high level of income and moderate long-term capital appreciation by tracking the performance of a benchmark index that measures the performance of publicly traded equity Real Estate Investment Trusts.	The Vanguard Group, Inc.
Vanguard VIF - Short-Term Investment-Grade Portfolio	The Short-Term Investment-Grade Portfolio seeks to provide current income while maintaining limited price volatility.	The Vanguard Group, Inc.
Vanguard VIF - Small Company Growth Portfolio	The Small Company Growth Portfolio seeks to provide long-term capital appreciation.	The Vanguard Group, Inc.
Vanguard VIF - Total Bond Market Index Portfolio	The Total Bond Market Index Portfolio seeks to track the performance of a broad, market-weighted bond index.	The Vanguard Group, Inc.
Vanguard VIF - Total Stock Market Index Portfolio	The Total Stock Market Index Portfolio seeks to track the performance of a benchmark index that measures the investment return of the overall stock market.	The Vanguard Group, Inc.

The Vanguard VIF—Total Stock Market Index Portfolio is a “fund of funds,” which means that it achieves its objective by investing in other mutual funds rather than in individual securities. Funds of funds have higher expenses compared to other Portfolios and therefore may be more expensive to policy Owners.

In addition to the Separate Account, the Portfolios may sell shares to other separate investment accounts established by us or by other insurance companies to support variable life insurance policies and variable annuity contracts or qualified retirement plans. It is possible that, in the future, material conflicts could arise as a result of companies or plans sharing investments in the same Portfolio. For more information about the risks associated with the use of the same funding vehicle for both variable life insurance and variable annuity contracts of various insurance companies and/or qualified retirement plans, see the prospectuses of the Portfolios that are available upon request if they do not accompany this prospectus.

The investment performance for the Portfolios may differ substantially from publicly traded mutual funds with similar names and objectives. There is no assurance, and we do not represent that the investment performance of the Portfolios will be comparable to any other Portfolio, even those with the same investment objectives and policies and adviser or manager.

COMPENSATION WE RECEIVE FROM PORTFOLIOS

We have agreements with each of the Portfolio advisors or their affiliates that describe the administrative practices and responsibilities of the parties. We may receive compensation from some or all of the Portfolios or their investment advisers, administrators, and/or distributors (or their affiliates) in connection with administrative or other services provided with

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respect to the Portfolios. We may use this compensation for any purpose, including paying expenses that we incur in promoting, issuing, distributing and administering the policy. We also receive this compensation for providing services to policy Owners invested in the Portfolios on behalf of the Portfolios. The amounts we receive, if any, may be different for different Portfolios, and usually depends on how much we have invested in the applicable Portfolio. The compensation amount is typically determined by multiplying a specified annual percentage rate by the average net assets held in that Portfolio for the variable annuity and variable life insurance policies issued by us that offer that particular Portfolio. Currently, the maximum percentage rate we receive for any Portfolio offered under this policy is 0.30%. Some advisors may pay us less; some do not pay us any such compensation.

The compensation may be made by the advisor or its affiliate out of profits which may include fees the advisor deducted from fund assets or from the advisor’s (or its affiliate’s) other sources of revenue. You will bear the costs of these fees through your investment in the Sub-accounts that invest in these Portfolios. You may obtain a list of such fees that we receive by contacting us at our Administrative Office.

In addition, some of the Portfolios may make payments to us or our affiliates pursuant to a distribution and/or servicing plan adopted by the Portfolio pursuant to Rule 12b-1 under the Investment Company Act of 1940. The 12b-1 fees are for distribution related services that we perform on behalf of the Portfolios. Such distribution service or “12b-1” fee is disclosed in the prospectus for each Portfolio and is paid directly out of Portfolio assets. Currently, the maximum percentage rate we receive for any Portfolio is 0.25%. Some advisers may pay us less; most do not pay us any such compensation.

The compensation that we receive may be significant and we may profit from this compensation. When determining which Portfolios to offer in our variable policies, we consider the Portfolios’ name recognition, investment objective, performance, and reputation. We review our Portfolios periodically. Based upon our review, we may remove or restrict allocation of additional premiums and/or transfers of Policy Value to a Portfolio if the Portfolio no longer meets one or more of the criteria. We do not recommend any particular Portfolio, and we do not provide investment advice. We also consider the amount of compensation that we receive from the Portfolios, their advisers, or their distributors.

CHANGES TO THE INVESTMENT OPTIONS

We reserve the right to add, combine, restrict, or remove any Sub-account as an investment option under your policy. If any shares of the Sub-accounts are no longer available, or if in our view no longer meet the purpose of the policy, it may be necessary to substitute shares of another Sub-account. New or substitute Sub-accounts may have different fees and expenses and their availability may be limited to certain classes of purchasers. It may also be necessary to close Sub-accounts to allocations of new premium payments by existing or new policy

Owners and we reserve the right to do so at any time and in our discretion. We further reserve the right to restrict or remove the Symetra Fixed Account as an investment option under the policy. We will seek prior approval of the SEC (to the extent required by law) and give you notice before making any changes to the investment options.

VOTING RIGHTS

Symetra Life is the legal owner of the Portfolios’ shares. However, when a Portfolio solicits proxies in connection with a shareholder vote, we are required to ask you for instructions as to how to vote those shares. The Portfolio shares are voted in accordance with the instructions we receive from you. We vote Portfolio shares for which no timely instructions are received in proportion to the voting instructions that are received with respect to that Portfolio. For this reason, a small number of policyholders may control the outcome of a vote. Should we determine that we are no longer required to comply with the above, we will vote the shares in our own right. You have no voting rights with respect to values in the Symetra Fixed Account.

DISREGARD OF VOTING INSTRUCTIONS

Symetra Life may, when required to do so by state insurance authorities, vote shares of the funds without regard to instructions from Owners if such instructions would require the shares to be voted to cause any Portfolio to make (or refrain from making) investments which would result in changes in the sub-classification or investment objectives of the Portfolio. Symetra Life may also disapprove changes in the investment policy initiated by the Owners or trustees of the Portfolios. Symetra Life will disapprove such changes if it believes disapproval is reasonable and it determines in good faith that the change would:

•	violate state or federal law;
•	be inconsistent with the investment objectives of the Portfolios; or
•

vary from the general quality and nature of investments and investment techniques used by other Portfolios with similar investment objectives and underlying other variable policies offered by Symetra Life or of an affiliated life insurance company.

In the event that Symetra Life does disregard voting instructions, a summary of this action and the reasons for such action will be included in the next semi-annual report to Owners.

SYMETRA FIXED ACCOUNT

The policy also offers a fixed account with interest rates that are set and guaranteed by Symetra Life. Premiums and other allocations to the Symetra Fixed Account will be credited with the interest rate established for the date that we receive the funds. This rate will be applied on the date we receive the funds and continue for at least 12 months. Once this period is over, we can adjust the interest rate. Adjusted rates will apply to the funds and credited interest for at least 12 months, after which the rate can be adjusted again. Annual effective guaranteed

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interest rates will never be less than the minimum allowed by state law. We reserve the right to change the guaranteed minimum interest for newly issued policies, subject to applicable state law.

TRANSFERS AMONG SUB-ACCOUNTS AND THE SYMETRA FIXED ACCOUNT

You can transfer money among any of the available Sub-accounts and the Symetra Fixed Account 12 times per policy year free of a transfer charge. Each additional transfer may have a charge up to a maximum of $25. Transfers to or from the Sub-accounts will take effect on the next close of the NYSE after we receive the request with all the information we need to process it at our Administrative Office. Transfer requests received at any other address may delay processing. Amounts equal to loans and loan interest are held as collateral for your loan and therefore are not available for transfer. We reserve the right to limit transfers to and from the Symetra Fixed Account in the following manner:

•	postpone the transfer for 30 calendar days;
•	limit transfers to the Symetra Fixed Account to 25% of the Policy Value per policy year. The 25% limit will be based on the Policy Value as of the prior Policy Anniversary;
•	reduce the amount of the transfer so it does not exceed 25% of the unloaned amount of your Policy Value; and
•	limit the total number of transfers from the Symetra Fixed Account to one per policy year. If limited, the transfer will be effective on the Policy Anniversary after the date we receive it.

TRANSFER TRANSACTIONS AVAILABLE

We will accept transfer requests from you by telephone, and by signed request sent by fax or mail. Each transfer must identify:

•	your policy number;
•	the amount of the transfer; and
•	which investment options are affected.

Telephone transactions are available for allocation changes, transfer between Sub-accounts and the Symetra Fixed Account, Investment Option Rebalancing and Dollar Cost Averaging. We record all telephone instructions. We do not accept transfer requests sent by e-mail.

By providing us with a properly signed authorization, you may authorize someone else to make transactions by phone, mail or fax on your behalf. We will use reasonable procedures to confirm that instructions given to us by written request and telephone are genuine.

Although we use reasonable procedures, we cannot assure you that telephone activity will be completely secure or free of delays or malfunctions. If you choose to make transfers by telephone, you must be willing to assume the risk of loss that may occur despite our reasonable efforts to verify identity. We are not responsible for the negligence or wrongful acts of third parties.

We cannot guarantee that telephone transactions will always be available. For example, our offices may be closed during severe weather emergencies, or there may be interruptions in telephone service beyond our control. Moreover, if the volume of calls is unusually high, we may not have someone immediately available to receive your order.

SCHEDULED TRANSFERS

You can initiate the following scheduled transfers among your investment options free of charge. We may impose restrictions on the number of scheduled transfers that can be initiated during each policy year or on the investment options available for scheduled transfers. We will notify you in writing prior to imposing any restrictions. Once started, these scheduled transfers will continue until you instruct us to stop or all money has been transferred out of the source investment option. Scheduled transfers will not count against your 12 free transfers and are available at no charge. Scheduled transfers also do not count against the 25% limitation to transfers to the Symetra Fixed Account that may be in effect.

Dollar Cost Averaging.  This strategy is designed to achieve a lower average cost per unit over time. It does not assure a profit nor protect against a loss. Investing should continue at a consistent level in both market ups and downs. You can systematically transfer set amounts on a monthly, quarterly, semi-annual or annual basis from any Sub-account or the Symetra Fixed Account to any of the other Sub-accounts.

Investment Option Rebalancing.  After your money has been invested, the performance of the Sub-accounts and interest credited to the Symetra Fixed Account may cause the percentage in each investment option to change from your original allocations. You can instruct us to adjust your investment in the investment options to maintain a predetermined mix on a monthly, quarterly, semi-annual or annual basis. Investment Option Rebalancing can be used with Dollar Cost Averaging.

LIMITS ON EXCESSIVE TRANSFERS AND MARKET TIMING ACTIVITY

Effects of Excessive Transfers and Market Timing Activity. The policy and the Portfolios are not designed for excessive short term trading or professional market timing, or for organizations or other persons that make large, or frequent transfers. Such trading activity may be disruptive to Portfolio management strategies by causing forced and unplanned Portfolio turnover, and increased trading and transaction costs. In addition, these activities may require a Portfolio to maintain liquid assets rather than investing them for growth, resulting in lost opportunity costs that must be indirectly borne by variable policy owners, including Owners of this policy. These disruptive activities may increase expenses and adversely affect Sub-account performance, thereby negatively impacting long-term policy owners.

Detection and Deterrence.  Symetra Life discourages and does not accommodate frequent transfers or market timing activity.

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Due to the potential adverse consequences to policy owners, we have established certain policies and procedures to aid us in detecting and deterring policy Owners that may be engaging in frequent trading and/or market timing activities. These policies and procedures may restrict or eliminate the right to make transfers among Sub-accounts if such trades are executed by you, a market timing firm or other third party authorized to initiate transfers or exchange transactions on your behalf.

In general, our market timing procedures detect market timing by identifying transfer activity in which the transfers exceed a certain dollar amount and a certain number of transfers involving the same Sub-accounts within a specific time period. We regularly review transaction reports in an attempt to identify transfers that exceed our established parameters.

In general, we monitor for “roundtrip” transfers of the same Sub-account within a thirty-day period. We also monitor for “inter-subaccount” transfers between any two Sub-accounts within a sixty-day period. The following transactions will generally be reviewed for market timing activity:

•	Any two roundtrip transfers in any rolling ninety-day period; and
•	Any four inter-Sub-account transfers occurring within a sixty-day period.

We will particularly scrutinize transactions involving those Sub-accounts that are subject to abuse by market timing strategies, such as those Sub-accounts that have an international investment profile. For example, if you transfer from American Century VP International Fund to Fidelity VIP Money Market Portfolio followed by a transfer from Fidelity VIP Money Market Portfolio to American Century VP International Fund within ten Business Days, we may conclude that you are engaging in market timing. We may aggregate transfers made in two or more policies that we believe are connected in applying the procedures we employ to deter market timing.

In addition, our procedures include reviewing trading volumes every day in each Sub-account offered in your policy. We will note large or unusual trading volumes and determine if a pattern of frequent transfers is being made in particular Sub-accounts by particular policy Owners.

If we conclude that market timing or other disruptive trading patterns are being transacted by you (whether or not your transfers took place within five Business Days), we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for six months thereafter. If, after the six-month limitation is lifted, the market timing activity resumes, we will limit you to one transfer in each 30-day period starting from the date of the transfer that we determined was a market timing transfer and continuing for twelve months thereafter. In addition, we will require you to submit transfer requests via U.S. mail during that 12-month period. If transfer instructions are inadvertently accepted from you after you have been identified as a market timer, we will reverse the transaction within 1 to 2 Business Days.

In our sole discretion, we may revise our procedures at any time without prior notice to better detect and deter market timing or other disruptive trading to comply with regulatory requirements and/or to impose additional or alternate restrictions such as imposing dollar or percentage limits on transfers or requiring transfers be submitted via U.S. mail. If we modify our procedures, they will be applied uniformly to all policy Owners.

If a transfer request is rejected or your transfer privileges have been restricted for any reason, we will attempt to inform you or your authorized agent by phone the next Business Day. If we do not succeed in reaching you or your authorized agent by phone, we will send a letter to your address of record. Our policies regarding transfer restrictions and rejections are applied uniformly, and we do not make exceptions for particular policy Owners.

We will use our best efforts to prevent market timing and other abusive trading practices, but the determination of whether market timing is occurring is subjective. We may not be able to detect all market timers or short term traders, and we may not be able to prevent transfers by those we do detect. In addition, the terms of the policy may also limit our ability to restrict or deter harmful transfers. If we are unable to detect or prevent market timing, the effect of such market timing may result in additional transaction costs for the Sub-accounts and dilution of long-term Portfolio owners' returns. Thus, your policy cash value may be lower due to lower returns in your Sub-account investments.

Underlying Portfolio Frequent Trading Policies.  The Portfolio managers to which we submit purchase and redemption orders may also detect large or unusual patterns of trades submitted by us on behalf of all our variable life policy owners and variable annuity contract owners. Those Portfolio managers may require us to investigate whether any of our policy owners are engaged in market timing or other similar activity and to cooperate with them to discourage such activity. If the Portfolio managers believe you are engaged in market timing activity they may block you from making transfers or purchases to their Portfolios. In addition, Federal regulations require us to provide individual transaction and policy Owner information to the Portfolio managers when requested.

The Portfolios to whom we submit purchase and redemption orders may adopt unique policies and procedures designed to deter excessive trading or market timing. Those policies and procedures, when applicable, are described in the prospectuses for each of the Portfolios available for investment by you. We have entered into a written agreement, as required by SEC regulation, with each underlying Portfolio or its principal underwriter. These agreements obligate us to promptly provide to the underlying Portfolio upon request certain information about the trading activity of individual policy owners. The Portfolios may require us to execute their instructions to restrict or prohibit further purchases or transfers by specific policy owners who violate the frequent trading policies established by the underlying Portfolio.

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In cases of large or frequent transfers, the Portfolio managers or Symetra Life may reject trades that are determined to be detrimental to other Portfolio shareholders or violate the Portfolios’ policies and procedures. Therefore, we reserve the right to reject, without prior notice, any transfer request to a Sub-account if the Portfolio manager rejects such trade or the trade violates a Portfolio’s policies and procedures. If a Portfolio refuses to accept a transfer request we have already processed, we will reverse the transaction within one to two Business Days. We will notify you or your authorized agent in writing or by phone if your transfer has been rejected or reversed. We further reserve the right to implement, administer, and charge you for any fee or restriction, including redemption fees, imposed by any underlying Portfolio. Redemption fees, transfer limits, and other procedures or restrictions may be more or less successful than ours in deterring market timing or other disruptive trading and in preventing or limiting harm from such trading. You should read the prospectus of each Portfolio for more information about its ability to refuse or restrict purchases or redemptions of its shares and to impose redemption fees.

Omnibus Order.  Policy Owners and other persons with material rights under the policies also should be aware that the purchase and redemption orders received by the underlying Portfolios generally are “omnibus” orders from intermediaries such as retirement plans and separate accounts funding variable insurance contracts. The omnibus orders reflect the aggregation and netting of multiple orders from individual retirement plan participants and individual owners of variable insurance contracts. The omnibus nature of these orders may limit the underlying Portfolios’ ability to apply their respective frequent trading policies and procedures. We cannot guarantee that the underlying Portfolios will not be harmed by transfer activity relating to the retirement plans or other insurance companies that may invest in the underlying Portfolios. These other insurance companies are responsible for their own policies and procedures regarding frequent transfer activity. If their policies and procedures fail to successfully discourage frequent transfer activity, it will affect other owners of underlying Portfolio shares, as well as the owners of all of the variable life insurance policies (or variable annuity contracts), including ours, whose variable investment options correspond to the affected underlying Portfolios. In addition, if an underlying Portfolio believes that an omnibus order we submit may reflect one or more transfer requests from Owners engaged in frequent transfer activity, the underlying Portfolio may reject the entire omnibus order and thereby delay or prevent us from implementing your request. If an underlying Portfolio rejects an omnibus order, we will notify you of the actions taken that affect your request.

4. CHARGES AND EXPENSES

There are charges and other expenses associated with the policy that reduce the return on your investment in the policy.

MONTHLY DEDUCTION

The “Mortality and Expense Risk Charge,” and “Cost of Insurance Charge,” are collectively referred to as the “monthly deduction” charge and are individually described below. We calculate each of these charges daily, accrue them, and deduct them on the Monthly Anniversary. We will calculate the amount of the monthly deduction every day in proportion to the amounts you have invested in the Symetra Fixed Account and the Sub-accounts on that day. However, when we deduct the monthly deduction, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. If you take a withdrawal or surrender your policy, we will prorate the monthly deduction and deduct it prior to making payment to you.

Example:  Assume the accrued monthly deduction is equal to $100.00; the Symetra Fixed Account has $5,000 and the Sub-account has $15,000. The Policy Value is then equal to $20,000. The proportional deduction of the $100.00 would be taken as follows: $25.00 ($5,000 divided by $20,000 times $100.00) from the Symetra Fixed Account and the remaining $75.00 from the Sub-account.

Mortality and Expense Risk Charge.  We calculate a daily deduction for the Mortality and Expense Risk Charge and deduct this charge monthly. This charge is equal, on an annual basis, to the following percentages of the Policy Value:

•	0.75% in policy years 1-20;
•	0.60% in policy years 21-30; and
•	0.50% in all remaining policy years.

This charge helps pay for insurance benefits (the death benefit) and for the risk (expense risk) that the current charges will not be sufficient in the future to cover the cost of administering the policy. If the charges under the policy are not sufficient, then we will bear the loss. If the charges are more than sufficient, we will retain the excess. We expect to profit from this charge. The rate of the mortality and expense risk charge will not be increased.

Cost of Insurance Charge.  We calculate a daily deduction for the Cost of Insurance Charge and deduct this charge monthly. The charge is equal to the following:

1.	the daily cost of insurance rate; multiplied by,

2.	the Policy Value at the start of the day.

The Cost of Insurance Charge is based on an annual rate that varies from policy to policy and from day to day and covers the risk that the Insured will die and we will pay a death benefit. The death benefit we pay less the Policy Value equals the Net Amount at Risk. In other words, the Net Amount at Risk is the amount we would pay in addition to your Policy Value upon the Insured’s death. Unlike many life insurance policies, this policy measures the current cost of insurance deduction based on the Policy Value and not the Net Amount at Risk. Because the Policy Value is affected by the investment performance of the investment options you choose, by your payment of premiums, and by the charges we deduct, your Net Amount at Risk will fluctuate daily as your Policy Value fluctuates.

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The current cost of insurance rate is based on:

•	the Insured’s age;
•	gender, if permitted by law;
•	risk classification; and
•	the policy’s duration.

The current cost of insurance rates will not exceed those guaranteed in the policy. The guaranteed maximum insurance cost rates for standard risks are based on the 2001 Commissioner’s Standard Ordinary Mortality Table.

The risk class of an Insured, including age and gender, may affect the cost of insurance rate. A preferred risk class is available to non-nicotine users who we determine have a better than average mortality.

ADMINISTRATION CHARGE

The Administration Charge is a monthly charge of .025% of the Policy Value. The maximum Administration Charge will not exceed $8.00 per month for all policy years. The Administration Charge reflects the expenses we expect to incur in administering your policy, such as providing customer service, policy statements, confirmation of transactions, and other related expenses. We calculate and deduct the Administration Charge on the Monthly Anniversary. When we deduct the Administration Charge, it is taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts in the same proportion that the Symetra Fixed Account and the Sub-accounts bear to the total Policy Value, less any loans and loan interest. We do not deduct this charge if you die, surrender or withdraw amounts prior to the next Monthly Anniversary.

PREMIUM TAX CHARGES

We deduct the applicable state tax charge and premium charge from your premium before allocating amounts to the Sub-accounts or to the Symetra Fixed Account in accordance with your instructions. We call premiums less the state tax charge and premium charge “net premiums.” Net premiums are those premiums that are allocated to the Sub-accounts and Symetra Fixed Account in accordance with your instructions. The state tax charge and premium charge may increase or decrease, and we may profit from these charges and may use them for any lawful purpose, such as the payment of distribution and administrative expenses.

State Tax Charge.  We deduct state premium tax charges that vary based on the premium taxes that states and other governmental entities (e.g., municipalities) charge. The state premium tax charges range from 2.0% to 3.5% and approximate the state premium tax in each state. However, they may not be the actual charges in your state or municipality. These taxes vary by state and are subject to change. Your state premium tax will be based on your state of residence and reflected in your policy.

Premium Charge.  In addition to a state tax charge, we deduct a current premium charge of 1.25% on each premium for federal tax expenses associated with issuing this policy. This premium charge will never exceed 2.50%.

INCOME OR OTHER TAXES

Currently we do not pay income or other taxes on earnings attributable to your policy. However, if the federal income tax law changes and we incur such taxes, we reserve the right to deduct them from your policy.

POLICY LOAN INTEREST

If you take a loan on your policy, policy loan interest rates will be charged. Loan amounts are charged a 5% interest rate, however, they are also credited with interest at an annual effective rate of 5%. The net cost of a loan is equal to 0%. Loan interest is payable on each Policy Anniversary until the loan is repaid. If you do not pay the loan interest, it is accrued and added to the balance of your loan.

PORTFOLIO EXPENSES

There are deductions from and expenses paid out of the assets of the various Portfolios. These expenses are summarized in the Total Annual Portfolio Operating Expenses Table of this prospectus. For more detailed information, you should refer to the Portfolio prospectuses which, if not accompanying this prospectus, are available upon request.

5. INSURANCE BENEFIT

This policy is different from other insurance policies because rather than selecting a fixed death benefit amount, you select a schedule of premiums called a “premium plan.” The premium plan allows you to set the amount and frequency of your premium payments. Your Policy Value depends on the premium payments contributed to the policy, the charges and fees we deduct, and the value of the investment options you choose. Your death benefit is a “factor” of your daily Policy Value. The “death benefit factor” that we use is designed to equal the amount necessary to enable the policy to meet the definition of a life insurance policy under Section 7702 of the Internal Revenue Code of 1986 (the “Code”).

In order to qualify the policy as life insurance under Section 7702 of the Code, we use a tax test called the cash value accumulation test. The test determines the minimum required death benefit by multiplying the Policy Value by a percentage determined by methodology set out in the federal tax regulations. The percentages depend upon the Insured’s age, sex and underwriting classification. Under the cash value accumulation test, there is no limit to the amount that may be paid in premiums as long as there is sufficient death benefit in relation to the Policy Value at all times. (However, we may limit the amount of your premium plan in accordance with our normal underwriting standards.) We will use this test daily to monitor the death benefit to assure that the policy continues to meet the test and be classified as a life insurance contract for federal tax purposes.

You should carefully discuss with your registered representative and your tax advisor the suitability of this policy to meet your needs.

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DEATH BENEFIT CALCULATION

On the Policy Date, when we issue the policy, the initial death benefit shown in your policy is equal to the premium received with the policy multiplied by the death benefit factor for that day.

After the Policy Date, your death benefit will go up or down depending on your Policy Value, the death benefit factor for that day, and how you have invested the money in your policy. If you do not take a loan against your policy, your policy will never lapse.

Every day your policy is in force, we calculate your death benefit by multiplying your Policy Value by your attained age death benefit factor. The factors in your policy are exact for each Policy Anniversary. If you die between Policy Anniversaries, we will calculate the death benefit factor to take into consideration the number of days since your last Policy Anniversary.

The death benefit factor is based on the attained age of the Insured and is shown in your Policy. The table below is a representative death benefit factor table for a male, standard risk, non-nicotine user and shows the death benefit factor as a percentage of the Policy Value for various attained ages. For your specific death benefit factor table, please see your policy.

Attained Age	Percentage of Policy Value
55	240.160%
60	207.247%
65	181.048%
70	160.254%
75	143.526%
80	130.550%
85	121.102%
90	114.578%
91	113.556%
92	112.572%
93	111.609%
94	110.644%
95	109.644%
96	108.541%
97	107.227%
98	105.555%
99	103.282%
100-120	100.000%

The death benefit based on the Policy Value invested in the Sub-accounts will go up or down based on investment performance of the Sub-accounts in addition to withdrawals or loans you take. Therefore, the performance of your policy will affect the death benefit you have and the cost of insurance you pay for. Your death benefit could be less than the premium you have paid.

When the Insured reaches the Policy Anniversary following the Insured’s 100th birthday, the death benefit factor will equal “1”. This means that the death benefit will be equal to 100% of the Policy Value.

The death benefit proceeds will be paid upon receipt of proof that the Insured died while the policy was in force. The death benefit will be paid to the beneficiary on record in a lump sum. Proceeds will normally be paid within seven Business Days after the Administrative Office receives proof of death of the Insured, however, payment may be postponed if we do not receive all the information needed to pay the death proceeds. The death benefit proceeds will be less any loans and loan interest; and less any accrued monthly deductions owed. We will pay interest on the death benefit from the date of the Insured’s death to the date of payment.

CHANGES IN PLANNED PREMIUMS

After the first policy year, you can request increases in the planned premiums you selected at policy issue by writing to us. The Insured must be under age 90 and provide proof of insurability. If you increase your planned premiums, the amount charged for your monthly deductions will increase. You may decrease your premium plan by not meeting the premium plan established for your policy. This may result in a revised premium plan being issued to you and prevent you from adding additional premium to your policy. See “Section 2 Premiums” for more information.

EXCHANGES AND CONVERSION

From time to time we may offer programs under which certain variable life insurance policies previously issued by us may be exchanged for the policies offered by this prospectus. These programs will be made available on terms and conditions determined by us, and any such programs will comply with applicable law. We believe the exchanges will be tax free for federal income tax purposes; however, you should consult your tax advisor. Generally you can exchange one policy for another in a tax-free exchange under Section 1035 of the Internal Revenue Code. Before making an exchange, you should compare both policies carefully. Exchanges may result in higher charges. You should not exchange another variable life insurance policy for this one unless you determine that, after knowing all the facts, the exchange is in your best interest.

Conversions.  Depending on your state of residence, a conversion of this policy to provide for a fixed death benefit in the first two policy years may be available. Please see your policy for details.

6. TAXES

IN GENERAL

This section discusses how federal income and estate tax applies to the policy in general. This information is not

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complete and is not intended as tax advice. Tax laws and their interpretations are complex and subject to change. This discussion is based upon our understanding of the present federal income tax laws. Although the likelihood of legislative changes is uncertain, there is always the possibility that the tax treatment of the policy could change by legislation or otherwise. We cannot represent that the present federal tax laws or their interpretation will continue. You should consult counsel or another competent tax advisor about your individual circumstances.

TAX STATUS OF THE POLICY

If your policy meets certain requirements under the Internal Revenue Code of 1986, as amended (“Code”), it will be treated as life insurance for federal tax purposes and receive the tax treatment normally accorded life insurance contracts under federal tax law. Guidance as to how these requirements are to be applied is limited. Nevertheless, we believe that a policy issued on a standard class basis should satisfy the applicable requirements. There is less guidance, however, with respect to policies issued on a substandard basis or policies, such as this one, that calculate the death benefit factor on a daily basis, and it is not clear whether such policies will in all cases satisfy the requirements. We will monitor compliance of your policy with these requirements. If it is subsequently determined that a policy does not satisfy the applicable requirements, we may take appropriate steps to bring the policy into compliance with such requirements. We reserve the right to restrict policy transactions in order to do so.

If your policy satisfies the requirements to be treated as a life insurance contract for federal tax purposes, we believe that the death benefit under your policy will not be included in your beneficiary’s gross income when the Insured dies. However, ownership of a life insurance policy or receipt of policy proceeds before or after the death of the Insured may result in federal taxes, such as income, estate, gift, or generation-skipping transfer taxes, as well as state and local taxes, such as inheritance or income tax. In addition, the transfer of the policy, the use of the policy as part of a tax shelter arrangement, or designation of a beneficiary will likely have federal, state, and/or local transfer and inheritance tax consequences. For example, the transfer of your policy to, or the designation as a beneficiary of, or the payment of proceeds to, a person who is assigned to a generation that is two or more generations below the generation assignment of the owner may have generation skipping transfer tax consequences under federal tax law. Regulations issued under the Code may require us to deduct the tax from your policy, or from any applicable payment, and pay it directly to the Internal Revenue Service (“IRS”). The tax consequences of continuing the policy beyond the Insured’s 100th year are also unclear. Tax consequences depend on your circumstances or your beneficiary’s circumstances. You should consult your tax advisor regarding these consequences.

Generally, you will not pay income tax on the policy Net Cash Surrender Value until there is a distribution. When distributions from a policy occur or when loans are taken out from or secured by a policy, the tax consequences depend on whether the policy is classified as a MEC as described in the Code and more fully described below. This policy is designed in most cases to be a MEC. Generally, the only circumstance in which this policy may not be a MEC is when you are exchanging another policy for this one. In that case, we will tell you whether your policy is a MEC or not.

MODIFIED ENDOWMENT CONTRACTS

In general, your policy will be a MEC because it is designed such that the premium paid will fail the “7-pay test” provided by the Internal Revenue Code of 1986. A policy will fail the 7-pay test if at any time in the first seven policy years, the amount paid into the policy exceeds the total premiums that would have been paid for a policy providing for paid-up future benefits after the payment of seven level annual premiums. A policy may also become a MEC if there is a reduction in benefits under the policy during the first seven policy years or there is a “material change” in the policy’s benefits, or other terms, even after the first seven policy years. Upon policy issue, we will notify you if your policy is a MEC or will become a MEC based on your selected premium plan.

If your policy is a MEC, amounts you take out while the Insured is living may be taxable income. All distributions other than death benefits, including surrenders and withdrawals, will be treated first as taxable income and then as tax-free recovery of the investment in the policy after all gain in the policy has been distributed. Loans taken or secured by the policy may also be treated as distributions and taxed accordingly. There also may be a 10% additional tax on distributions unless you are age 59 1/ 2 or older, disabled, or take the distribution as a series of substantially equal periodic payments over your life expectancy or the joint life expectancies of you and your beneficiary.

Distributions from a policy within two years before the policy becomes a MEC may also be taxed as distributions from a MEC. This means that a distribution made from a policy that is not a MEC could later become taxable as a distribution from a MEC.

All MECs that are issued by us (or our affiliates) to you during any calendar year are treated as one MEC for purposes of determining the amount includible in your income when a taxable distribution occurs.

DISTRIBUTIONS FROM NON-MEC POLICIES

If your policy is not a MEC, then distributions from your policy other than death benefits are generally treated first as a recovery of your “investment in the policy,” and then as taxable income. Your investment in the policy is generally the sum of your premiums. When a distribution is taken from your policy, your investment in the policy is reduced by the amount of the distribution that is tax-free. This means that withdrawals are generally treated as first recovering the premiums you paid into the policy and then as taxable income. However, certain distributions that must be made in order to enable the policy to continue to qualify as a life insurance policy for federal income tax purposes may be treated in whole or in part as taxable income.

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Loans from, or secured by, policies not treated as MECS are generally not treated as distributions and thus are not taxable. However, there is uncertainty as to the tax treatment of loans from or secured by policies that are not MECs if, like this policy, there is no net loan cost. If your policy is not a MEC, you should consult a tax advisor before taking a loan from your policy. In addition, a surrender or termination of the policy by lapse may have tax consequences if the Net Cash Surrender Value plus outstanding loans and loan interest is greater than premium paid into the policy.

INVESTOR CONTROL AND DIVERSIFICATION

In general, owners of variable life insurance policies receive tax deferral while the Insured is living. This favorable tax treatment allows you to control the selection of and transfer among the Sub-accounts without paying income tax unless you take money out of the policy. However, in certain circumstances, owners of variable life insurance policies have been considered for federal income tax purposes to be the owners of the Sub-accounts’ assets due to the owners’ ability to exercise investment control over those assets. Where this is the case, the policy owners were taxed on income and gains attributable to the Sub-accounts’ assets.

We believe your policy does not give you investment control over assets of the Sub-accounts. However, there is little guidance in the Code or Treasury Regulations in this area, and some features of the policies, such as the flexibility to allocate premiums among Sub-accounts, have not been explicitly addressed under federal tax law. If such guidance were to be issued, it could be applied either prospectively or retroactively and subject you to income tax consequences. We reserve the right to modify the policies, such as limiting the number of transfers allowed under the policies, to prevent you from being treated as the Owner of the assets supporting the policy. For more information regarding investor control, please refer to the policy’s SAI.

In addition, the Code requires that the investments of the Sub-accounts meet certain diversification standards set by Treasury Regulations in order for the policies to be treated as life insurance policies for federal income tax purposes. It is intended that the Sub-accounts, through the Portfolios, will satisfy these diversification requirements.

TAX WITHHOLDING

To the extent that the policy distributions are taxable, they are generally subject to withholding at a rate of 10% for the distribution recipient’s federal income tax liability. Recipients may generally elect, however, not to have tax withheld or to have withholding done at a different rate. In certain employer-sponsored life insurance arrangements, participants may have other reporting requirements for income tax purposes. Participants in employer-sponsored plans relating to this policy should consult with the sponsor or administrator of the plan.

BUSINESS USE OF POLICY

Businesses may use the policy in various business arrangements, including non-qualified deferred compensation plans, split dollar insurance plans, executive bonus plans, tax exempt and nonexempt welfare benefit plans, and retiree medical benefit plans. The tax consequences of such plans will vary depending on the circumstances of the arrangement. The following information in this section describes some of the special tax issues that may affect the business use of life insurance. If you are purchasing the policy for any arrangement the value of which depends in part on its tax consequences, you should consult a qualified tax advisor.

Congress has adopted rules relating to life insurance owned by businesses. The IRS and the Treasury Department have also issued guidance that substantially affects split-dollar arrangements. Any business considering the purchase of a new policy or a change in an existing policy should consult a tax advisor.

Furthermore, federal corporate governance legislation known as the Sarbanes-Oxley Act of 2002 (the “Act”) prohibits publicly-traded companies from extending personal loans to their directors and officers. Under the Act, split-dollar life insurance arrangements for directors and officers of such companies may be considered a prohibited loan. It is unclear whether premiums paid in connection with such split-dollar life insurance arrangements will be considered prohibited loans under the Act.

Although the prohibition on loans is generally effective as of July 30, 2002, there is an exception for loans outstanding as of the date of enactment, so long as there is no material change to the loan terms and the loan is not renewed after July 30, 2002. Any affected business contemplating the payment of a premium on an existing policy, or the purchase of a new policy, in connection with a split-dollar life insurance arrangement should consult legal counsel.

There may also be an indirect tax applied in connection with a policy held by a corporation. The federal corporate alternative minimum tax may apply to the gain accumulated in the policy or the proceeds of the policy.

Finally, Internal Revenue Code Section 101(j) generally provides that death benefits paid in connection with certain life insurance policies involving an employer will be taxable income. Employer-owned policies issued or materially modified on or after August 18, 2006, may be subject to income tax liability unless certain requirements and conditions of Internal Revenue Code Section 101(j) are met generally concerning notice and consent from an insured employee.

FEDERAL ESTATE, GIFT AND GENERATION-SKPPING TAXES IN 2010

While no attempt is being made to discuss the federal estate tax implication of the policy, you should keep in mind that when the Insured dies, the death benefit will generally be included in the Insured’s estate for estate tax law purposes. In 2001, Congress enacted the Economic Growth and Tax Relief Reconciliation Act of 2001 (“EGTRRA”), which eliminated the estate tax (but not the gift tax) and replaced it with a carryover basis income tax regime for estates of decedents dying in 2010,

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and also eliminated the generation-skipping transfer tax for transfers made in 2010. Beginning in 2011, however, EGTRRA allowed the estate, gift and generation-skipping transfer taxes to return to their pre-EGTRRA form. Moreover, it is possible that Congress may enact legislation reinstating the estate and generation-skipping transfer taxes for 2010, possibly on a retroactive basis. If you are considering the purchase of the Policy as part of your estate tax planning, you should consult with your tax advisor particularly in light of the uncertainty as to future estate, gift and generation-skipping transfer taxes.

OUR INCOME TAXES

Under current federal income tax law, we are not taxed on the Separate Account’s operations. Thus, currently we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

7. ACCESS TO YOUR MONEY

You can access money in your policy in the following ways:

•	by taking loans against your Policy Value;
•	by requesting withdrawals after the first policy year;
•	by surrendering your policy for value; or
•	when a death benefit is paid to your beneficiary. See “Section 5 - Insurance Benefits.”

LOANS

You may take loans in any amount up to 100% of your policy’s Net Cash Surrender Value by writing to us. We will deduct loan amounts from the Sub-accounts and the Symetra Fixed Account on a pro rata basis from the unloaned portion of the Symetra Fixed Account and Sub-accounts and transfer this amount to the loaned portion of the Symetra Fixed Account. The amounts transferred from the Sub-accounts to the loaned portion to cover your loan will be credited interest at a rate determined by us of no less than 5.0%. Your Policy Value and the proceeds paid upon your death will be reduced by the amount of any outstanding loans plus any accrued interest. Once we receive your written request with all the information we need to process it, the loan will be effective as of the next close of the NYSE. Loan amounts are not available for withdrawal or surrender.

Loaned amounts do not participate in the investment performance of the Separate Account, or receive higher interest rates that may be available in the Symetra Fixed Account. The loaned portion of your Policy Value is maintained as a part of Symetra’s General Account. Thus, we will redeem units of the Sub-accounts sufficient to cover the portion of the loan that is allocated to the Sub-accounts of our Separate Account, as described above, and transfer that amount to our General Account. For this reason, loans, whether or not repaid, have a permanent effect on the amount of money you are able to accumulate in your policy and the death benefit payable under your policy. If the 25% transfer limitation to the Symetra Fixed Account is in effect, we will not count any transfers to the loaned portion of the Symetra Fixed Account against the 25% limitation.

Loan amounts are charged at an annual effective rate of 5%. Loan amounts are also credited with interest at an annual effective rate of 5%. Since the loans under this policy are charged and credited at the same interest rate, they have no cost.

Loan interest is payable on each Policy Anniversary until the loan is repaid. Loan interest that is not paid on the date due increases your loan amount and is charged loan interest. We will transfer money from the unloaned portion of your policy to cover unpaid loan interest. The transferred amount will be taken from the unloaned portion of the Symetra Fixed Account and the Sub-accounts of the Separate Account on a pro rata basis.

Loan payments may be made at anytime while the Insured is living and the policy is in force. When a loan is outstanding, we consider any money you give us to be a loan payment unless clearly marked otherwise. Loan payments are allocated to the Sub-accounts and/or the Symetra Fixed Account in accordance with your current premium allocations on file. Loan payments are not considered additional premium under the policy.

When the total loan and loan interest exceeds the Policy Value, we will allow you a grace period for payment of loans and loan interest due. In such event, we will mail notice to your last known address, and that of any assignee of record. This grace period will expire 62 calendar days from the Monthly Anniversary immediately before the date the total loan and loan interest exceeds the Policy Value; or 31 Business Days after such notice has been mailed, if later. If at the end of the grace period the loan and loan interest due remains unpaid, the policy will lapse.

Loans allow you to access money in your policy at little or no cost to you. However, if your policy is a MEC, the loan may be taxable and may be subject to a 10% tax penalty See “Section 6 - Taxes” for more information. Also, loans reduce the number of accumulation units in the Sub-accounts and/or the value in the Symetra Fixed Account. Loans increase your risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs;
•	your policy will lapse; or
•	your beneficiary will receive less money.

If a loan is outstanding and your policy was not a MEC when it lapsed, the amount of any unpaid loans will be treated as a distribution and will be taxable to the extent of gain in the policy. You should consult a tax advisor before taking a loan.

WITHDRAWALS

After the first policy year, you can take money out by writing to us. There is no minimum withdrawal amount. The maximum withdrawal amount is equal to your policy Net Cash Surrender Value.

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We will take withdrawals from the Sub-accounts and the unloaned portion of the Symetra Fixed Account on a pro rata basis. Once we receive your request with all the information we need to process it, withdrawals from the Sub-accounts will be effective as of the next close of the NYSE.

Unlike many other policies, there is no surrender charge on withdrawals as long as your policy remains in force. However, withdrawals reduce the number of accumulation units in the Sub-accounts and/or the value of the Symetra Fixed Account. For this reason, withdrawals have an effect on your Net Cash Surrender Value and the death benefit payable under your policy. Because your policy will likely be a MEC, withdrawals may also have tax consequences. See “Section 6 - Taxes” for more information. A withdrawal will reduce the death benefit and the Net Cash Surrender Value. Withdrawals also increase the risk that:

•	you will not accumulate enough Policy Value to meet your future financial needs;
•	your policy will lose its current tax status (if your policy is not a MEC); or
•	your beneficiary will receive less money.

SURRENDER

You may end the insurance coverage under this policy and receive the Net Cash Surrender Value at any time by sending written instruction and the policy to us while the Insured is living. The Net Cash Surrender Value is equal to the Policy Value minus any outstanding loans or loan interest and minus the accrued monthly deduction. We will compute the Net Cash Surrender Value as of the date we receive your written request to surrender along with all the information we need to process it and make a lump sum payment to you. We have the right to postpone payment as permitted by law. The surrender value may be subject to current tax and tax penalties. See “Section 6 - Taxes.”

8. OTHER INFORMATION

SYMETRA LIFE

Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington law on January 23, 1957 under the name Safeco Life Insurance Company. On or about August 2, 2004, Symetra Financial Corporation, a financial services holding company, became the owner of Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company. Symetra Life Insurance Company is a wholly owned subsidiary of Symetra Financial Corporation. We provide individual and group life, accident and health insurance, and annuity products and are licensed to do business in the District of Columbia and all states except New York.

SEPARATE ACCOUNT

We adopted a Board Resolution to establish Symetra Separate Account SL (formerly Safeco Separate Account SL) (“Separate Account”) under Washington state law on November 6, 1986. The Separate Account holds the assets that underlie Policy Values invested in the Sub-accounts. The Separate Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940, as amended.

Under Washington law, the assets in the Separate Account are the property of Symetra Life. However, assets in the Separate Account that are attributable to policies are not chargeable with liabilities arising out of any other business we may conduct. Income, gains and losses (realized and unrealized), resulting from assets in the Separate Account are credited to or charged against the Separate Account without regard to other income, gains or losses of Symetra Life. Promises we make in the policy are general obligations of Symetra Life and are not dependent on assets in the Separate Account.

CHANGES TO THE SEPARATE ACCOUNT

Where permitted by applicable law, we reserve the right to make certain changes to the structure and operation of the Separate Account. We will not make any such changes without receiving any necessary approval of the SEC and applicable state insurance departments. We will notify you of any changes in writing. These changes include, among others, the right to:

•	Transfer assets supporting the policies from one Sub-account to another or from the Separate Account to another separate account;
•	Combine the Separate Account with other separate accounts, and/or create new separate accounts;
•	Deregister the Separate Account, or operate the Separate Account as a management investment company, or as any other form permitted by law;
•	Manage the Separate Account under the direction of a committee at any time;
•	Make any changes required by applicable law or regulation; and
•	Modify the provisions of the policy to reflect changes to the Sub-accounts and the Separate Account and to comply with applicable law.

Some, but not all, of these future changes may be the result of changes in applicable laws or interpretations of law. We reserve the right to make other structural and operational changes affecting the Separate Account.

GENERAL ACCOUNT

If you put your money into the Symetra Fixed Account (including any loaned amounts), it goes into Symetra Life’s General Account. The General Account is made up of all of Symetra Life’s assets other than those attributable to Separate Accounts. Symetra Life exercises sole discretion over the investment of General Account assets, and bears the associated investment risk. You will not share in the investment experience of General Account assets. The General Account invests its assets in accordance with state insurance law. All of the assets of the General Account are chargeable with the claims of any of our policy owners as well as our creditors and are subject to the liabilities arising from any of our other business. Any guarantees provided for under the policy are backed by our financial strength and claims paying ability. You must look to the strength of the insurance company with regard to such guarantees.

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We are not required to register the Symetra Fixed Account or any interests therein with the SEC. For this reason, SEC staff has not reviewed disclosure relating to the Symetra Fixed Account.

DISTRIBUTION (PRINCIPAL UNDERWRITER)

The policies are distributed by Symetra Securities, Inc. (“SSI”). They are sold by individuals who, in addition to being licensed to sell variable life insurance for Symetra Life, are also registered representatives of broker-dealers who have a current sales agreement with SSI and Symetra Life. SSI is an affiliate of Symetra Life and is located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004. It is registered as a broker-dealer with the SEC under the Securities Act of 1934 and is a member of the Financial Industry Regulatory Authority (“FINRA”). No amounts are retained by SSI for acting as principal underwriter for Symetra Life variable products.

The policies are primarily designed for use by investment advisors who charge an investor an investment advisory fee to manage the investor’s assets. We do not pay commissions to the advisors. If you are an investment advisory client, you should ask your advisor about the fees your advisor charges.

Although we generally do not pay commissions for sales of the policies, we may pay selected broker-dealers a commission. Registered representatives who solicit sales of the policies may receive a portion of the commission payable to the broker-dealer firm, depending on the agreement between the broker-dealer and the registered representative. A broker-dealer firm or registered representative may receive different commissions for selling one variable life policy over another and may favor one provider over another due to different compensation rates. If you would like information about what your registered representative and his or her broker-dealer receives in connection with the purchase of your policy, please ask your registered representative. You may also ask your broker-dealer and investment advisor about any potential conflicts of interest. If you are an advisory client, your advisor may be paid by you and its affiliated broker-dealer may be paid by us.

Furthermore, we and SSI offer the policies through our affiliated broker-dealer, Symetra Investment Services, Inc. (“SIS”). Because of this affiliation, SIS and its registered representatives may favor Symetra Life’s products. We generally do not pay SIS different commissions from what we pay unaffiliated broker-dealers, but SIS may pay its registered representatives higher commission for selling Symetra Life products rather than another company’s variable life insurance product.

We may also contract with SIS and unaffiliated firms to act as wholesalers for us and assist us in offering and selling our policies to broker-dealers and their registered representatives. Wholesalers may also be called “independent marketing organizations” and provide training, marketing and other sales-related functions. Wholesalers may also provide other administrative services to us in connection with the policies.

Some wholesalers may also directly sell the policies. Wholesalers may be paid commissions and overrides.

We generally pay commissions as a percentage of the Policy Value or a percentage of premium. The amount and timing of the commission may differ depending on the agreement between us and the broker-dealer, but we do not expect this commission to exceed 0.05% of the Policy Value and 0.15% of premium. In addition, allowances, and bonuses may be paid to broker-dealers, wholesalers, and/or other distributors of the policies and we may also provide non-cash compensation in connection with the promotion of the policies, including conferences and seminars, and items of small value, such as promotional gifts, meals or tickets to sporting or entertainment events. A bonus dependent upon persistency is one type of bonus that may be paid.

To the extent permitted by FINRA rules, promotional incentives or payments may also be provided to broker-dealers and wholesalers based on sales volumes, persistency or other sales-related criteria. Other payments may be made for other services that do not directly involve the sale of the policies. These services may include the recruitment and training of personnel, production of promotional literature, and similar services. We may also make additional payments to broker-dealer or wholesaler firms in order to be included on their approved product lists or to be part of “preferred product” arrangements. You may contact us for the list of firms, if any, with which we have such arrangements.

These additional incentives or payments are calculated in different ways and are not offered to all broker-dealer or wholesaling firms. They may be based on assets under management, premiums received, or other criteria. These additional incentives or payments could create an incentive for your registered representative, and the broker-dealer or wholesaler with which they are associated to recommend products that pay them more than others.

This policy does not assess a front-end sales charge. You pay for commissions and other sales expenses primarily, but not exclusively, through: the Mortality and Expense Risk Charge; and investment earnings on amounts allocated under policies to the Symetra Fixed account. We may also pay for sales and distribution expenses out of any payments we or SSI receive from the underlying Portfolios for providing administrative, distribution and other services to the Portfolios. These expenses that we pay will be paid out of our own assets and will not result in any additional direct charge to you.

LEGAL PROCEEDINGS

There are no legal proceedings to which the Separate Account or SSI is a party. In the ordinary course of business, Symetra Life is engaged in various kinds of litigation or in arbitration. In some lawsuits involving insurance companies and other financial service providers, substantial damages have been sought and material settlement payments have been made. Although the outcome of any litigation cannot be predicted with

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certainty, at the present time it appears that there are no pending or threatened lawsuits that are likely to have a material adverse effect on the Separate Account, on Symetra Life’s ability to meet its obligations under the policy, or on SSI’s ability to perform under its principal underwriting agreement.

RIGHT TO SUSPEND TRANSFERS, LOANS, WITHDRAWALS, OR SURRENDERS

We may be required to suspend or postpone payment of transfers, loans, withdrawals or surrenders from the Sub-accounts for any period of time when:

•	the NYSE is closed (other than customary weekend or holiday closings);
•	trading on the NYSE is restricted;
•	an emergency exists such that disposal of or determination of the value of the Sub-account shares is not reasonably practicable; or
•	the SEC, by order, so permits for your protection.

Additionally, we reserve the right to defer payment of transfers, loans, withdrawals, or surrenders from the Symetra Fixed Account for the period permitted by law, but not for more than six months.

Federal laws designed to counter terrorism and prevent money laundering by criminals might, in certain circumstances, require us to reject a premium payment and/or “freeze” your policy. If these laws apply in a particular situation, we would not be allowed to process any request for withdrawals, surrenders, or death benefits, or make transfers. We may also be required to provide additional information about you or your policy to government regulators.

REPORTS TO POLICY OWNERS

We send you the following statements and reports:

•	A confirmation for many significant transactions, such as changes in future premium allocations, transfers among Sub-accounts, and address changes;
•	Semi-annual and annual reports of the Portfolios; and
•

Quarterly statements containing the amount of the current death benefit, Policy Values including surrender value, policy charges deducted, loan amounts including loan interest and premiums paid during the year, and planned premiums due.

On request, we will send you a current statement in a form similar to that of the quarterly statement described above. We reserve the right to limit the number of such requests or impose a reasonable charge for additional requests.

AMENDMENTS TO THE POLICY

We reserve the right to amend the policy to meet the requirements of applicable federal or state laws or regulations. You will be notified in writing of any changes, modifications or waivers.

WEBSITE INFORMATION

You can find more information about the Complete Advisor Individual Flexible Premium Variable Life Insurance policy as well as other products and financial services offered by Symetra Life Insurance Company on the Internet at http://www.symetra.com. This website is frequently updated with new information and can help you locate a representative near you. If you already own a Complete Advisor policy, you can obtain specific information about your policy and additional online services.

The SEC also maintains a website at http://www.sec.gov, which contains a copy of the Separate Account’s most recent registration statement (found on the EDGAR database) and general consumer information.

FINANCIAL STATEMENTS

The statutory-basis financial statements of Symetra Life Insurance Company and the financial statements of Symetra Separate Account SL are included in the Statement of Additional Information.

29

9. HYPOTHETICAL ILLUSTRATIONS

HYPOTHETICAL ILLUSTRATIONS OF

DEATH BENEFITS, POLICY VALUE,

NETCASH SURRENDER VALUES, AND ACCUMULATED PREMIUMS

The Death Benefit, Policy Value and Net Cash Surrender Value of a policy may change with the investment experience of the Sub-accounts. The following tables show how these amounts might vary over time if the gross annual rate of return on the investments in each Sub-account is 0%, 6% or 12%. The Death Benefit, Policy Value and Net Cash Surrender Value would be different from those shown if the gross annual investment returns averaged 0%, 6% and 12% over a period of years, but fluctuated above and below those averages for individual policy years. Results will also differ from what is shown in the tables depending on premium allocations and actual rates of return and actual expenses for the Sub-accounts you selected.

The net investment returns in these tables also reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. In 2009, average expenses, prior to any fee waivers or expense reimbursements, were equivalent to an annual effective rate of 0.56% for investment management fees and 0.25% for costs and expenses borne by the Portfolios. The effect of these adjustments is as follows:

Returns prior to any fee waivers or expense reimbursements

•	on a 0% gross rate of return, the net rate of return would be -1.56%
•	on 6% gross rate of return, the net rate of return would be 4.44%, and
•	on 12% gross rate of return, the net rate of return would be 10.44%.

The tables are based on assumptions about investment returns. Actual Portfolio expenses may vary from year to year and may be reduced or partially reimbursed under agreements with Portfolio advisors. These agreements may be contractual or voluntary. If voluntary, the reimbursement could be discontinued at any time. The following tables are calculated using charges absent any reimbursement or fee waivers. This may result in higher expenses, which in turn adversely affects net investment performance and Policy Values shown.

If we included any reimbursement or fee waivers for the Portfolios, average expenses were equivalent to an annual effective rate of 0.56% for investment management fees and 0.25% for costs and expenses borne by the Portfolios. The effect of these adjustments is as follows:

Returns after reimbursement or fee waivers

•	on a 0% gross rate of return, the net rate of return would be -1.62%
•	on 6% gross rate of return, the net rate of return would be 4.38%, and
•	on 12% gross rate of return, the net rate of return would be 10.38%.

For more information on reimbursement or fee waivers, see the prospectuses for the Portfolios.

Daily charges are made against the assets of the Sub-accounts for assuming mortality and expense risks. The mortality and expense risk charge under the policy is equivalent to an annual effective rate of 0.75% for years 1-20, 0.60% for years 21-30 and 0.50% for years 31+ of the average daily net assets of each Sub-account. This charge will be deducted directly from the Policy Value. This rate is guaranteed in the policy and will not increase. In addition to expense charges, the tables reflect deductions for cost of insurance and the monthly administration charge at both the current rates and the maximum rates guaranteed in the policies. The tables are based on assumptions about policy Owner characteristics and are for preferred and standard risk, male non-nicotine user, age 55. Results would be lower if the Insured were in a substandard risk classification or did not qualify for the non-nicotine user rate. Current tables assume that the monthly administration charge remains constant at $8.00. Guaranteed tables use the maximum guaranteed monthly administration charge of $8.00. The tables also assume deduction of a state premium tax charge of 2.1% of premiums and a premium charge of 1.25% for federal tax expenses. Actual premium tax may be higher or lower depending on your state. The tables assume that planned premium payments are paid at the beginning of each policy year, no loans or withdrawals have been made, and that the policy Owner has not requested an increase or decrease in the premium plan. There is no surrender charge, and therefore there is no difference between the Policy Value and Net Cash Surrender Value.

If expenses associated with federal taxes increase, Symetra Life may charge an increased premium charge, but the charge will be no greater than 2.5%. If Symetra Life increases the premium charge for those taxes, it would take a higher gross rate of return to produce net investment returns of 0%, 6% or 12%.

The second column of each table shows what would happen if an amount equal to the planned premiums were invested outside of the policy at 5% annualized interest. This assumed rate is neither guaranteed nor a current rate for any particular investment.

30

Care should be taken when using the hypothetical illustrations as a basis for comparison with other variable insurance policies. Assumptions regarding the Insured’s age, sex, risk class, investment choices, or premium payment schedule will vary substantially. Differences in product design and features can also vary substantially and can impact the values shown in the hypothetical illustrations. You should carefully review the assumptions underlying these hypothetical illustrations when determining whether to buy this policy or exchange another insurance policy for this policy.

Individual Illustrations

Individual illustrations are not available for this policy.

31

Flexible Premium Variable Life Insurance(1)

MALE

PREFERRED NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING CURRENT CHARGES(2)
Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	219,158	94,061	94,061	232,502	99,788	99,788	245,834	105,510	105,510
2	110,250	207,004	91,530	91,530	233,057	103,050	103,050	260,644	115,248	115,248
3	115,763	195,603	89,071	89,071	233,684	106,412	106,412	276,400	125,863	125,863
4	121,551	184,878	86,676	86,676	234,388	109,887	109,887	293,213	137,466	137,466
5	127,628	174,796	84,342	84,342	235,182	113,479	113,479	311,174	150,146	150,146
6	134,010	165,324	82,063	82,063	236,116	117,202	117,202	330,489	164,046	164,046
7	140,710	156,466	79,848	79,848	237,182	121,039	121,039	351,148	179,199	179,199
8	147,746	148,179	77,691	77,691	238,421	125,005	125,005	373,370	195,760	195,760
9	155,133	140,420	75,589	75,589	239,834	129,104	129,104	397,284	213,860	213,860
10	162,889	133,136	73,536	73,536	241,433	133,353	133,353	423,111	233,701	233,701
15	207,893	102,303	63,838	63,838	250,378	156,238	156,238	581,297	362,735	362,735
20	265,330	79,455	55,359	55,359	262,854	183,140	183,140	808,543	563,343	563,343
25	338,635	61,569	47,162	47,162	275,811	211,268	211,268	1,124,073	861,028	861,028
30	432,194	48,257	39,848	39,848	293,364	242,245	242,245	1,584,250	1,308,194	1,308,194
35	551,602	38,121	33,270	33,270	315,194	275,091	275,091	2,254,884	1,967,990	1,967,990
40	703,999	29,897	27,268	27,268	336,895	307,263	307,263	3,192,572	2,911,762	2,911,762
45	898,501	22,452	22,452	22,452	344,877	344,877	344,877	4,328,708	4,328,708	4,328,708
50	1,146,740	19,942	19,942	19,942	417,620	417,620	417,620	6,941,283	6,941,283	6,941,283
55	1,463,563	17,714	17,714	17,714	505,781	505,781	505,781	11,128,501	11,128,501	11,128,501
60	1,867,919	15,735	15,735	15,735	612,664	612,664	612,664	17,841,961	17,841,961	17,841,961
Age 120(3)	2,383,990	13,977	13,977	13,977	742,245	742,245	742,245	28,605,800	28,605,800	28,605,800

(1)	The net investment returns in these tables reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. The mathematical average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

32

Flexible Premium Variable Life Insurance(1)

MALE

PREFERRED AND STANDARD NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING GUARANTEED CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	217,817	93,486	93,486	231,082	99,179	99,179	244,336	104,868	104,868
2	110,250	204,363	90,363	90,363	230,092	101,739	101,739	257,336	113,785	113,785
3	115,763	191,748	87,316	87,316	229,092	104,321	104,321	270,981	123,396	123,396
4	121,551	179,905	84,344	84,344	228,101	106,940	106,940	285,368	133,788	133,788
5	127,628	168,785	81,441	81,441	227,118	109,588	109,588	300,534	145,012	145,012
6	134,010	158,328	78,590	78,590	226,156	112,258	112,258	316,589	157,146	157,146
7	140,710	148,527	75,796	75,796	225,188	114,918	114,918	333,444	170,164	170,164
8	147,746	139,323	73,048	73,048	224,224	117,562	117,562	351,208	184,140	184,140
9	155,133	130,684	70,348	70,348	223,270	120,187	120,187	369,934	199,138	199,138
10	162,889	122,560	67,695	67,695	222,334	122,804	122,804	389,754	215,277	215,277
15	207,893	88,867	55,454	55,454	217,704	135,850	135,850	505,756	315,596	315,596
20	265,330	64,325	44,818	44,818	213,260	148,586	148,586	656,734	457,571	457,571
25	338,635	46,825	35,868	35,868	210,652	161,357	161,357	860,016	658,763	658,763
30	432,194	34,058	28,124	28,124	208,543	172,204	172,204	1,129,023	932,291	932,291
35	551,602	24,999	21,818	21,818	208,435	181,916	181,916	1,496,212	1,305,846	1,305,846
40	703,999	18,455	16,832	16,832	209,562	191,129	191,129	1,994,574	1,819,136	1,819,136
45	898,501	13,471	13,471	13,471	208,326	208,326	208,326	2,628,647	2,628,647	2,628,647
50	1,146,740	11,965	11,965	11,965	252,058	252,058	252,058	4,214,914	4,214,914	4,214,914
55	1,463,563	10,628	10,628	10,628	305,058	305,058	305,058	6,757,254	6,757,254	6,757,254
60	1,867,919	9,440	9,440	9,440	369,314	369,314	369,314	10,833,444	10,833,444	10,833,444
Age 120(3)	2,383,990	8,386	8,386	8,386	447,216	447,216	447,216	17,368,890	17,368,890	17,368,890

(1)	The net investment returns in these tables reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. The mathematical average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

33

Flexible Premium Variable Life Insurance(1)

MALE

STANDARD NON-NICOTINE

Initial Premium:	$100,000	Death Benefit Payable to Age	120
Initial Death Benefit:	$240,160	Planned Single Premium	$100,000
Issue Age:	55

RESULTS ASSUMING CURRENT CHARGES(2)

Assuming Hypothetical Gross Annual Investment Return of:

END OF POLICY YEAR	ACCUM PREMIUM (5% INT)	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE	DEATH BENEFIT	POLICY VALUE	NET CASH SURRENDER VALUE

		0.00%			6.00%			12.00%
1	105,000	218,744	93,884	93,884	232,063	99,600	99,600	245,371	105,312	105,312
2	110,250	206,383	91,256	91,256	232,420	102,768	102,768	259,995	114,961	114,961
3	115,763	194,805	88,708	88,708	232,841	106,028	106,028	275,525	125,465	125,465
4	121,551	183,929	86,231	86,231	233,332	109,392	109,392	292,069	136,930	136,930
5	127,628	173,720	83,823	83,823	233,904	112,863	112,863	309,715	149,442	149,442
6	134,010	164,141	81,476	81,476	234,609	116,454	116,454	328,660	163,138	163,138
7	140,710	155,196	79,200	79,200	235,438	120,149	120,149	348,893	178,048	178,048
8	147,746	146,838	76,988	76,988	236,431	123,962	123,962	370,625	194,320	194,320
9	155,133	139,023	74,837	74,837	237,589	127,896	127,896	393,978	212,080	212,080
10	162,889	131,695	72,740	72,740	238,922	131,966	131,966	419,164	231,521	231,521
15	207,893	100,594	62,771	62,771	245,930	153,463	153,463	571,680	356,734	356,734
20	265,330	77,738	54,163	54,163	256,147	178,467	178,467	788,947	549,689	549,689
25	338,635	60,085	46,024	46,024	266,989	204,511	204,511	1,090,051	834,968	834,968
30	432,194	46,163	38,119	38,119	276,933	228,677	228,677	1,499,977	1,238,606	1,238,606
35	551,602	35,807	31,251	31,251	290,106	253,196	253,196	2,084,844	1,819,585	1,819,585
40	703,999	27,763	25,321	25,321	303,926	277,194	277,194	2,898,840	2,643,866	2,643,866
45	898,501	20,961	20,961	20,961	309,855	309,855	309,855	3,920,116	3,920,116	3,920,116
50	1,146,740	18,871	18,871	18,871	375,807	375,807	375,807	6,293,189	6,293,189	6,293,189
55	1,463,563	16,991	16,991	16,991	455,771	455,771	455,771	10,100,512	10,100,512	10,100,512
60	1,867,919	15,298	15,298	15,298	552,759	552,759	552,759	16,211,261	16,211,261	16,211,261
Age 120(3)	2,383,990	13,773	13,773	13,773	670,395	670,395	670,395	26,019,004	26,019,004	26,019,004

(1)	The net investment returns in these tables reflect a deduction based on a mathematical average for the investment management and other expenses charged to all the Portfolios in the prior year. The mathematical average is calculated using charges absent any reimbursement or fee waivers. This results in higher expenses, which in turn adversely affects net investment performance and policy values shown.

(2)	Assumes that no policy loans or withdrawals have been made.

(3)	This policy has no maturity date and can extend beyond age 120.

THE HYPOTHETICAL INVESTMENT RATES OF RETURN SHOWN ABOVE AND ELSEWHERE IN THIS PROSPECTUS ARE ILLUSTRATIVE ONLY AND SHOULD NOT BE DEEMED A REPRESENTATION OF PAST OR FUTURE INVESTMENT RATES OF RETURN. ACTUAL INVESTMENT RATES OF RETURN MAY BE MORE OR LESS THAN THOSE SHOWN AND WILL DEPEND ON A NUMBER OF FACTORS, INCLUDING THE INVESTMENT ALLOCATIONS BY THE OWNER AND DIFFERENT INVESTMENT RATES OF RETURN FOR THE PORTFOLIOS. THE DEATH BENEFIT AND POLICY VALUE FOR A POLICY WOULD BE DIFFERENT FROM THOSE SHOWN IF THE ACTUAL INVESTMENT RATES OF RETURN AVERAGED THE RATE SHOWN ABOVE OVER A PERIOD OF YEARS, BUT FLUCTUATED ABOVE OR BELOW THOSE AVERAGES FOR INDIVIDUAL POLICY YEARS. NO REPRESENTATION CAN BE MADE BY SYMETRA OR THE PORTFOLIOS THAT THIS ASSUMED INVESTMENT RATE OF RETURN CAN BE ACHIEVED FOR ANY ONE YEAR OR SUSTAINED OVER ANY PERIOD OF TIME.

34

STATEMENT OF ADDITIONAL INFORMATION (SAI)

The SAI provides more detailed information about Symetra Separate Account SL. A current SAI is on file with the Securities and Exchange Commission, is incorporated into this prospectus by reference and is legally considered part of this prospectus.

You can make inquiries regarding your policy, request additional information and get a free copy of the SAI by contacting us at:

Symetra Life Insurance Company

PO Box 34690

Seattle, WA 98124-1690

1-888-796-3872

You can also download an electronic version of this prospectus at http:\\www.symetra.com.

You can review and copy information regarding the Registrant including the SAI at the Public Reference Room of the Securities and Exchange Commission. To find out more about this service, call the SEC at 1-202-551-8090 or 1-800-SEC-0330. Reports and other information about the policy and the Portfolios are also available on the EDGAR database available on the SEC’s Web site at http://www.sec.gov. You can also get copies, for a fee, by writing the Public Reference Section, Securities and Exchange Commission, 100 “F” Street NE, Washington, DC 20549.

Investment Company Act File No. 811-04909

35

STATEMENT OF ADDITIONAL INFORMATION

to

COMPLETE SM

A Patented FutureSystem™ Life Model Design.

and

COMPLETE SM ADVISOR

A Patented FutureSystem™ Life Model Design.

INDIVIDUAL FLEXIBLE PREMIUM VARIABLE LIFE INSURANCE POLICIES

issued by

SYMETRA SEPARATE ACCOUNT SL

and

SYMETRA LIFE INSURANCE COMPANY

This Statement of Additional Information (“SAI”) is not a prospectus and should be read in conjunction with the prospectus for each of the Individual Flexible Premium Variable Life Insurance Policies. Terms used in the current prospectus for each policy are incorporated in this Statement.

The prospectuses concisely set forth information that a prospective investor should know before investing. For a copy of either prospectus, call 1-888-796-3872 or write to Symetra Life Insurance Company, P.O. Box 34690, Seattle, Washington 98124-1690.

This SAI and the prospectuses are both dated May 1, 2010.

GENERAL INFORMATION

Terms and phrases used in this SAI have the meaning given to them in the prospectus.

Symetra Life Insurance Company ( “Symetra Life”, “we”, and “us”), is a wholly-owned subsidiary of Symetra Financial Corporation which is a holding company, the subsidiaries of which are engaged primarily in insurance and financial services businesses. Symetra Life Insurance Company was incorporated as a stock life insurance company under Washington state law on January 23, 1957 and was formerly named Safeco Life Insurance Company. On September 1, 2004, Safeco Life Insurance Company changed its name to Symetra Life Insurance Company.

We established Symetra Separate Account SL (“the Separate Account”) on November 6, 1986, to hold assets that underlie policy values invested in a number of different variable life policies. The Separate Account meets the definition of “separate account” under Washington state law and under the federal securities laws. The Separate Account is registered with the Securities and Exchange Commission (“SEC”) as a unit investment trust under the Investment Company Act of 1940, as amended. This registration does not involve supervision of the management of the Separate Account or Symetra Life by the SEC.

The assets of the Separate Account are the property of Symetra Life. The Separate Account invests in the Sub-accounts that are offered under the policy. Each Sub-account invests exclusively in a particular Portfolio designed for use in variable annuity and variable life insurance products. Not all Sub-accounts may be available under the policies described herein. We maintain records of all Separate Account purchases and redemptions of the shares of the Sub-accounts. We do not guarantee the investment performance of the Separate Account, its assets, or the Portfolios. Policy Values allocated to the Separate Account will vary with the value of the shares of the Sub-account, and are also reduced by expenses and transaction charges assessed under the policies.

Accumulation Units will reflect the investment performance of the Separate Account with respect to amounts allocated to it. Since the Separate Account is always fully invested in the shares of the Sub-accounts, its investment performance reflects the investment performance of those entities. The values of such shares held by the Separate Account fluctuate and are subject to the risks of changing economic conditions. The policy Owner bears the entire investment risk. There can be no assurance that the aggregate value in the policy will equal or exceed the premium payments made under a policy for the reasons described above.

SERVICES

Experts

The statutory-basis financial statements and schedules of Symetra Life Insurance Company as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, and the financial statements of Symetra Separate Account SL as of December 31, 2009, and for each of the two years in the period ended December 31, 2009, appearing in the Statement of Additional Information of the Registration Statement have been audited by Ernst & Young LLP, independent registered public accounting firm, as set forth in their reports thereon appearing elsewhere herein, and are included in reliance upon such reports given on the authority of such firm as experts in accounting and auditing.

Independent Registered Public Accounting Firm

The principal business address of Ernst & Young LLP is 999 Third Avenue, Suite 3500, Seattle, WA 98104-4086.

2

DISTRIBUTION

Symetra Securities, Inc. (“SSI”), an affiliate of Symetra Life, acts as the principal underwriter for the policies. SSI is located at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004. The policies issued by the Separate Account are offered on a continuous basis. SSI is an affiliate of Symetra Life. For the years ended 2009, 2008, and 2007 SSI received $185,355, $272,389, and $466,800 in commissions for the distribution of all policies funded through the Separate Account. SSI does not retain any portion of the commissions.

Reduction or Elimination of Policy Charges or Additional Amounts Credited

Under some circumstances, we may expect to experience lower costs or higher revenues associated with issuing and administering certain policies. For example, sales expenses are expected to be less when policies are sold to a large group of individuals because we may have lower administrative costs due to the ability to centralize communications with one large group rather than individualized communications. Thus administrative tasks, such as the processing of forms and handling of premium payments, withdrawals and surrenders may be administered more efficiently. In these situations, we may pass a portion of these anticipated savings on to the policyholder by reducing or eliminating certain policy charges or crediting additional fixed account interest. Any reduction or elimination of certain policy charges will be determined by us after examination of all the relevant factors such as:

•	The size and type of group to which sales are to be made;

•	The total amount of premium payments to be received;

•	Any prior or existing relationship with us; and

•	Other circumstances which would reduce our sales expenses.

If, after consideration of the foregoing factors, we determine that there will be a reduction in sales expenses, Symetra Life may provide for a reduction or elimination of the monthly administration charge.

We may also take such action in connection with policies sold to our officers, directors, and employees and their family members, employees of our affiliates and their family members, and registered representatives and employees of broker-dealers that have a current selling agreement with us. In each circumstance such actions will be reasonably related to the savings or revenues anticipated and will be applied in a non-discriminatory manner. These actions may be withdrawn or modified by us at any time.

Underwriting

Symetra Life gathers certain information about an applicant’s gender, age, health, occupation, avocation, finances and other factors that impact mortality risk. That information is gathered through use of applications, medical examinations, personal interviews and other authorized methods to determine the appropriate risk classification. Symetra Life uses the 2001 Commissioner’s Standard Ordinary Mortality table to determine the maximum cost of insurance for each insured.

Misstatement of Age or Sex

If the age or sex of the insured has been incorrectly stated, the death benefit will be adjusted to reflect the death benefit that would have been purchased at the correct age or sex using the cost of insurance rate in effect when the policy was issued.

Suicide

In the event the insured commits suicide, whether sane or insane, within two years from the Policy Date, the amount of death benefit will be limited to the Policy Value minus any accrued monthly deductions and outstanding loans and loaned interest owed to us. All amounts will be calculated as of the date of death.

Symetra Life’s Right to Contest

Symetra Life cannot contest the validity of the policy, except in the case of fraud, after it has been in effect during the insured’s lifetime for two years from the Policy Date or, with regard to an increase in insurance coverage, two years from the effective date of that increase. If the policy is reinstated, the two-year period is measured from the date of reinstatement.

3

Advertising

Symetra Life is ranked and rated by independent financial rating services, including Moody’s, Standard and Poor’s and A.M. Best Company. The purpose of these ratings is to reflect the financial strength or claims-paying ability of Symetra Life. The ratings are not intended to reflect the investment experience or financial strength of the Separate Account. From time to time we may advertise the rating of Symetra Life and may include a comparison of currently taxable and tax deferred investments, based on selected tax brackets, or discussions of alternative investment vehicles and general economic conditions.

Increases in Face Amount

Unlike other life insurance policies, this policy does not have a traditional “face amount” of coverage. You apply for a premium plan rather than a specific face amount of insurance. You may apply at no cost to you for a new premium plan to contribute more premium than the current premium plan for your policy. If we approve your application for the new premium plan, then we will provide you with written notice and a new premium plan that will become part of your policy. We do not charge you additional charges or increased rates for increases in the premium plan. After the increase in the premium plan, your Policy Value will be calculated in the same manner as your original policy, and your premium payments will be allocated to the investment options you select.

ADDITIONAL TAX INFORMATION-INVESTOR CONTROL

For a variable insurance policy to qualify for tax deferral, assets in the Separate Account must be considered to be owned by the insurance company and not the policy Owner. If a policy Owner is deemed to have “investor control” over the underlying Portfolios, then the policy Owner could be taxed currently on income and gains from the policy.

The application of the investor control doctrine is subject to some uncertainty. The amount of owner control which may be exercised under the policy is different in some respects from the situations addressed in published rulings issued by the Internal Revenue Service in which it was held that the policy Owner was not the owner of the assets of the separate account. It is unknown whether these differences, such as your ability to transfer among Sub-accounts or the number and type of Sub-accounts available, would cause you to be considered the owner of the assets of the Separate Account resulting in the imposition of federal income tax with respect to earnings allocable to the policy prior to receipt of payments under the policy.

In addition, in 2003 the IRS issued Revenue Ruling 2003-91 that indicates that if the number of underlying sub-accounts does not exceed 20, then the number of sub-accounts alone would not cause the a policy owner to have investment control over the sub-account assets. The IRS also indicated that exceeding 20 investment options may be a factor, along with other factors, when determining whether a variable contract owner has investor control over the underlying contract assets. The revenue ruling did not indicate the number of investment options, or sub-accounts, if any, that would cause the policy owner to have investor control over the sub-accounts assets.

We believe that the design of our policies and the relationship between our policies and the Portfolios is such that the investor control doctrine should not apply. In the event any forthcoming guidance or ruling is considered to set forth a new position, however, such guidance or ruling will generally be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the policy Owner being retroactively determined to be the owner of the assets of the Separate Account.

Due to the uncertainty in this area, Symetra Life reserves the right to modify the policy in an attempt to maintain favorable tax treatment.

4

FEDERAL TAX STATUS

Our Income Taxes

Under current federal income tax law, we are not taxed on the Separate Account’s operations. Thus, currently we do not deduct a charge from the Separate Account for federal income taxes. We reserve the right to charge the Separate Account for any future federal income taxes we may incur.

Under current laws in several states, we may incur state and local taxes (in addition to premium taxes). These taxes are not now significant and we are not currently charging for them. If they increase, we may deduct charges for such taxes.

FINANCIAL STATEMENTS

The statutory-basis financial statements and schedules of Symetra Life Insurance Company included herein should be considered only as bearing upon the ability of Symetra Life to meet its obligations under the policy. They should not be considered as bearing upon the investment experience of the Separate Account or its Sub-accounts.

5

Symetra Separate Account SL

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Symetra Life Insurance Company and
Participants of Symetra Separate Account SL

We have audited the accompanying statements of assets and liabilities of Symetra Separate Account SL (comprising, respectively, the AIM Basic Value Fund I, AIM Capital Appreciation I, AIM Capital Appreciation II, AIM Capital Development Series I, AIM Capital Development Series II, AIM Global Healthcare, AIM Global Real Estate, AIM International Growth I, AIM International Growth II, AIM Small Cap Equity I, American Century Balanced, American Century Inflation Protection I, American Century Inflation Protection II, American Century International, American Century Large Company Value I, American Century Large Company Value II, American Century Ultra I, American Century Ultra II, American Century Value, Dreyfus Appreciation, Dreyfus International, Dreyfus MidCap Stock, Dreyfus Quality Bond, Dreyfus Socially Responsible, Dreyfus Stock Index, Dreyfus Technology Growth, DWS Balanced VIP A, DWS International VIP A, Federated Capital Income, Federated High Income Bond, Fidelity Asset Manager, Fidelity Asset Manager Growth, Fidelity Balanced, Fidelity Contrafund, Fidelity Equity Income, Fidelity Growth, Fidelity Growth & Income, Fidelity Growth Opportunities, Fidelity High Income, Fidelity Index 500, Fidelity Investment Grade Bond, Fidelity Mid-Cap Advisor I, Fidelity Mid-Cap Advisor II, Fidelity Money Market Fund, Fidelity Overseas, Franklin Flex Cap Growth Securities, Franklin Founding Allocation Fund Class I, Franklin Income Securities Fund Class I, Franklin Income Securities Fund Class II, Franklin Small Cap Value Fund I, Franklin Small Cap Value Fund II, Franklin Small-Mid Cap Growth I, Franklin Small-Mid Cap Growth II, Franklin U.S. Government I, Franklin U.S. Government II, Franklin Zero Coupon 2010 I, Ibbotson Aggressive Growth Class I, Ibbotson Balanced Class I, Ibbotson Conservative Class I, Ibbotson Growth Class I, Ibbotson Income and Growth Class I, ING Global Resources, ING JP Morgan Emerging Markets Equity I, JP Morgan Bond I, JP Morgan Core Bond I, JP Morgan Insurance Government Bond I, JP Morgan Insurance Trust International Equity I, JP Morgan Insurance Trust Mid Cap Value I, JP Morgan Insurance Trust U.S. Equity I, JP Morgan International Equity, JP Morgan Intrepid Mid Cap I, JP Morgan Mid-Cap Value, JP Morgan US Large Cap Core Equity, Mutual Shares Securities, Mutual Shares Securities 1, Neuberger Berman AMT Mid Cap Growth Portflio Class 1, Neuberger Berman Guardian Portfolio Class 1, Neuberger Berman Regency Portfolio Class I, PIMCO All Asset Portfolio Admin, PIMCO All Asset Portfolio Advisor, PIMCO Commodity Fund Admin, PIMCO Total Return Admin, Pioneer Bond VCT Class I, Pioneer Emerging Markets VCT Class I, Pioneer Emerging Markets VCT Class II, Pioneer Equity Income VCT Class I, Pioneer Equity Income VCT Class II, Pioneer Fund VCT Class I, Pioneer Growth Opportunities VCT Class I, Pioneer High Yield VCT Class I, Pioneer High Yield VCT Class II, Pioneer Mid-Cap Value VCT Class I, Pioneer Real Estate VCT Class I, Pioneer Real Estate VCT Class II, Pioneer Small-Cap Value VCT Class I, Pioneer Small-Cap Value VCT Class II, Pioneer Strategic Income VCT Class I, Pioneer Strategic Income VCT Class II, Summit Balanced Index, Summit EAFE International Index, Summit Nasdaq 100 Index, Summit Russell 2000 Small Cap Index, Summit S&P Mid Cap 400 Index, Templeton Developing Markets I, Templeton Developing Markets II, Templeton Global Bond Securities I, Templeton Global Bond Securities II, Templeton Growth Securities I, Templeton Growth Securities II, Vanguard Balanced, Vanguard Capital Growth, Vanguard Diversified Value, Vanguard Equity Income, Vanguard Equity Index, Vanguard High Yield Bond, Vanguard International, Vanguard Mid-Cap Index, Vanguard REIT Index, Vanguard Short Term Investment Grade, Vanguard Small Company Growth, Vanguard Total Bond Market Index, Vanguard Total Stock Market Index, and Wanger USA sub-accounts) ("the Separate Account") as of December 31, 2009, and the related statements of operations for the year then ended, and the statements of changes in net assets for each of the two years in the period then ended. These financial statements are the responsibility of the Separate Account's management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Separate Account's internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Separate Account's internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. Our procedures included confirmation of securities owned as of December 31, 2009, by correspondence with the custodian. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of each of the respective sub-accounts constituting Symetra Separate Account SL at December 31, 2009, the results of their operations for the year then ended, and the changes in their net assets for each of the two years in the period then ended, in conformity with U.S. generally accepted accounting principles.

/s/ Ernst & Young LLP

Seattle, Washington
April 29, 2010

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	AIM CAPITAL APPRECIATION I	AIM CAPITAL APPRECIATION II	AIM CAPITAL DEVELOPMENT SERIES I	AIM CAPITAL DEVELOPMENT SERIES II	AIM GLOBAL HEALTHCARE
ASSETS:
Investments in Underlying:
Investments, at Cost	$1,111,299	$18,861	$97,152	$14,680	$21,252
Shares Owned	46,161	1,142	7,572	1,818	1,206
Investments, at Fair Value	$938,435	$22,831	$85,480	$19,983	$19,152
Total Assets	938,435	22,831	85,480	19,983	19,152
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$938,435	$22,831	$85,480	$19,983	$19,152
PREMIER Variable Universal Life
Net Assets	$920,246	$22,831	$85,480	$19,983	$19,152
Accumulation Units Outstanding	121,412	2,438	5,595	2,309	1,345
Accumulation Unit Value	$7.579	$9.365	$15.279	$8.656	$14.245
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$18,189	$-	$-	$-
Accumulation Units Outstanding	264	-	-	-
Accumulation Unit Value	$68.995	$-	$-	$-
	Sub-Accounts
	AIM GLOBAL REAL ESTATE	AIM INTERNATIONAL GROWTH I	AIM INTERNATIONAL GROWTH II	AMERICAN CENTURY BALANCED	AMERICAN CENTURY INFLATION PROTECTION I
ASSETS:
Investments in Underlying:
Investments, at Cost	$668,500	$1,138,934	$455,817	$1,346,151	$73,793
Shares Owned	47,349	45,714	18,629	213,002	6,953
Investments, at Fair Value	$574,822	$1,189,012	$477,452	$1,224,767	$74,674
Total Assets	574,822	1,189,012	477,452	1,224,767	74,674
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$574,822	$1,189,012	$477,452	$1,224,767	$74,674
PREMIER Variable Universal Life
Net Assets	$574,822	$1,066,298	$477,452	$1,171,134
Accumulation Units Outstanding	23,758	49,707	44,928	78,884
Accumulation Unit Value	$24.194	$21.451	$10.627	$14.846
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets		$122,714	$-	$53,633	$74,674
Accumulation Units Outstanding		1,548	-	556	686
Accumulation Unit Value		$79.298	$-	$96.544	$108.805

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II	AMERICAN CENTURY ULTRA I	AMERICAN CENTURY ULTRA II
ASSETS:
Investments in Underlying:
Investments, at Cost	$220,357	$1,160,912	$29,125	$80,356	$30,979
Shares Owned	21,227	132,656	4,059	9,252	4,551
Investments, at Fair Value	$227,770	$1,025,432	$34,985	$75,133	$36,597
Total Assets	227,770	1,025,432	34,985	75,133	36,597
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$227,770	$1,025,432	$34,985	$75,133	$36,597
PREMIER Variable Universal Life
Net Assets	$227,770	$1,014,725	$34,985	$75,133	$36,597
Accumulation Units Outstanding	19,431	65,730	3,711	6,332	3,879
Accumulation Unit Value	$11.724	$15.437	$9.428	$11.867	$9.434
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets		$10,707
Accumulation Units Outstanding		123
Accumulation Unit Value		$87.134
	Sub-Accounts
	AMERICAN CENTURY VALUE	DREYFUS APPRECIATION	DREYFUS MIDCAP STOCK	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE
ASSETS:
Investments in Underlying:
Investments, at Cost	$775,894	$580,529	$1,223,617	$525,032	$245,090
Shares Owned	124,556	16,773	92,568	48,222	9,360
Investments, at Fair Value	$657,653	$526,654	$968,257	$534,297	$245,805
Total Assets	657,653	526,654	968,257	534,297	245,805
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$657,653	$526,654	$968,257	$534,297	$245,805
PREMIER Variable Universal Life
Net Assets	$657,653	$526,654	$968,257	$534,297	$245,805
Accumulation Units Outstanding	51,658	52,509	82,553	34,201	37,558
Accumulation Unit Value	$12.731	$10.030	$11.729	$15.622	$6.545
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$-				$-
Accumulation Units Outstanding	-				-
Accumulation Unit Value	$-				$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A	DWS INTERNATIONAL VIP A	FEDERATED CAPITAL INCOME
ASSETS:
Investments in Underlying:
Investments, at Cost	$888,200	$515,258	$600,682	$239,691	$82,872
Shares Owned	35,952	58,497	27,803	23,825	9,679
Investments, at Fair Value	$946,968	$584,388	$570,505	$196,800	$83,925
Total Assets	946,968	584,388	570,505	196,800	83,925
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$946,968	$584,388	$570,505	$196,800	$83,925
PREMIER Variable Universal Life
Net Assets	$946,968	$521,565	$570,505	$196,800	$83,925
Accumulation Units Outstanding	73,652	119,849	57,109	24,833	8,434
Accumulation Unit Value	$12.857	$4.352	$9.990	$7.925	$9.950
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$-	$62,823
Accumulation Units Outstanding	-	590
Accumulation Unit Value	$-	$106.393
	Sub-Accounts
	FEDERATED HIGH INCOME BOND	FIDELITY ASSET MANAGER	FIDELITY ASSET MANAGER GROWTH	FIDELITY BALANCED	FIDELITY CONTRAFUND
ASSETS:
Investments in Underlying:
Investments, at Cost	$206,227	$5,030,064	$589,438	$86,335	$9,967,346
Shares Owned	31,928	350,913	45,643	6,204	405,187
Investments, at Fair Value	$212,961	$4,561,887	$577,834	$83,203	$8,354,962
Total Assets	212,961	4,561,887	577,834	83,203	8,354,962
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$212,961	$4,561,887	$577,834	$83,203	$8,354,962
PREMIER Variable Universal Life
Net Assets	$212,961	$305,061	$206,978	$83,203	$3,657,017
Accumulation Units Outstanding	13,135	19,998	15,593	5,526	181,550
Accumulation Unit Value	$16.211	$15.255	$13.274	$15.057	$20.143
Enhanced Variable Universal Life
Net Assets		$4,256,826	$370,856		$4,576,688
Accumulation Units Outstanding		14,766	1,775		13,529
Accumulation Unit Value		$288.276	$208.897		$338.273
Symetra Complete & Complete Advisor
Net Assets					$121,257
Accumulation Units Outstanding					1,322
Accumulation Unit Value					$91.740

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	FIDELITY EQUITY INCOME	FIDELITY GROWTH	FIDELITY GROWTH & INCOME	FIDELITY GROWTH OPPORTUNITIES	FIDELITY HIGH INCOME
ASSETS:
Investments in Underlying:
Investments, at Cost	$9,131,663	$12,298,211	$1,204,298	$730,259	$1,461,347
Shares Owned	409,707	354,499	91,795	45,948	253,530
Investments, at Fair Value	$6,887,158	$10,649,115	$1,016,180	$666,694	$1,341,166
Total Assets	6,887,158	10,649,115	1,016,180	666,694	1,341,166
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$6,887,158	$10,649,115	$1,016,180	$666,694	$1,341,166
PREMIER Variable Universal Life
Net Assets	$1,167,336	$3,161,150	$1,016,180	$666,694	$265,952
Accumulation Units Outstanding	83,401	249,685	76,223	72,346	21,922
Accumulation Unit Value	$13.996	$12.660	$13.332	$9.215	$12.136
Enhanced Variable Universal Life
Net Assets	$5,719,822	$7,487,965			$970,543
Accumulation Units Outstanding	15,088	24,566			5,028
Accumulation Unit Value	$379.077	$304.807			$193.108
Symetra Complete & Complete Advisor
Net Assets	$-		$-		$104,671
Accumulation Units Outstanding	-		-		952
Accumulation Unit Value	$-		$-		$109.919
	Sub-Accounts
	FIDELITY INDEX 500	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID-CAP ADVISOR I	FIDELITY MID-CAP ADVISOR II	FIDELITY MONEY MARKET FUND
ASSETS:
Investments in Underlying:
Investments, at Cost	$6,434,621	$1,428,961	$75,198	$929,032	$3,983,004
Shares Owned	47,868	115,776	3,262	44,565	3,983,004
Investments, at Fair Value	$5,726,007	$1,444,871	$83,299	$1,118,606	$3,983,004
Total Assets	5,726,007	1,444,871	83,299	1,118,606	3,983,004
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$5,726,007	$1,444,871	$83,299	$1,118,606	$3,983,004
PREMIER Variable Universal Life
Net Assets	$1,971,807	$23,132		$1,118,606	$1,319,349
Accumulation Units Outstanding	143,366	1,264		85,889	94,520
Accumulation Unit Value	$13.754	$18.305		$13.024	$13.963
Enhanced Variable Universal Life
Net Assets	$3,754,200	$1,421,739			$854,181
Accumulation Units Outstanding	13,146	5,668			5,057
Accumulation Unit Value	$285.568	$250.850			$168.947
Symetra Complete & Complete Advisor
Net Assets		$-	$83,299	$-	$1,809,474
Accumulation Units Outstanding		-	979	-	16,572
Accumulation Unit Value		$-	$85.063	$-	$109.184

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	FIDELITY OVERSEAS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS I	FRANKLIN INCOME SECURITIES FUND CLASS I	FRANKLIN INCOME SECURITIES FUND CLASS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$3,602,158	$253,880	$59,018	$15,594	$117,578
Shares Owned	190,673	29,540	9,260	913	9,326
Investments, at Fair Value	$2,869,634	$322,866	$66,212	$13,163	$131,689
Total Assets	2,869,634	322,866	66,212	13,163	131,689
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$2,869,634	$322,866	$66,212	$13,163	$131,689
PREMIER Variable Universal Life
Net Assets	$334,432	$319,004			$131,689
Accumulation Units Outstanding	23,172	28,075			10,984
Accumulation Unit Value	$14.433	$11.362			$11.989
Enhanced Variable Universal Life
Net Assets	$2,492,947
Accumulation Units Outstanding	10,678
Accumulation Unit Value	$233.455
Symetra Complete & Complete Advisor
Net Assets	$42,255	$3,862	$66,212	$13,163	$-
Accumulation Units Outstanding	603	39	754	137	-
Accumulation Unit Value	$70.083	$98.334	$87.777	$95.922	$-
	Sub-Accounts
	FRANKLIN SMALL CAP VALUE FUND I	FRANKLIN SMALL CAP VALUE FUND II	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT I	FRANKLIN U.S. GOVERNMENT II
ASSETS:
Investments in Underlying:
Investments, at Cost	$9,435	$323,660	$708,912	$5,925	$431,295
Shares Owned	726	31,592	38,725	467	33,979
Investments, at Fair Value	$9,443	$403,422	$653,279	$6,111	$437,317
Total Assets	9,443	403,422	653,279	6,111	437,317
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$9,443	$403,422	$653,279	$6,111	$437,317
PREMIER Variable Universal Life
Net Assets		$403,422	$653,279		$437,317
Accumulation Units Outstanding		36,611	84,694		27,174
Accumulation Unit Value		$11.019	$7.713		$16.093
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$9,443	$-	$-	$6,111	$-
Accumulation Units Outstanding	108	-	-	55	-
Accumulation Unit Value	$87.569	$-	$-	$111.604	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	FRANKLIN ZERO COUPON 2010 I	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON BALANCED CLASS I	IBBOTSON GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$97,382	$93,289	$81,414	$80,725	$26,913
Shares Owned	6,095	13,660	9,776	10,796	3,032
Investments, at Fair Value	$97,504	$110,515	$88,766	$92,839	$28,682
Total Assets	97,504	110,515	88,766	92,839	28,682
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$97,504	$110,515	$88,766	$92,839	$28,682
PREMIER Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$97,504	$110,515	$88,766	$92,839	$28,682
Accumulation Units Outstanding	902	1,380	982	1,093	298
Accumulation Unit Value	$108.107	$80.099	$90.425	$84.907	$96.158
	Sub-Accounts
	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I1	JP MORGAN INSURANCE TRUST MID CAP VALUE I1	JP MORGAN INSURANCE TRUST U.S. EQUITY I1
ASSETS:
Investments in Underlying:
Investments, at Cost	$847,412	$872,074	$217,591	$605,394	$487,826
Shares Owned	42,079	45,989	18,033	93,460	34,913
Investments, at Fair Value	$751,536	$937,275	$172,036	$520,573	$486,346
Total Assets	751,536	937,275	172,036	520,573	486,346
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$751,536	$937,275	$172,036	$520,573	$486,346
PREMIER Variable Universal Life
Net Assets	$90,524	$134,180	$172,036	$520,573	$486,346
Accumulation Units Outstanding	4,289	4,905	12,290	40,178	36,527
Accumulation Unit Value	$21.098	$27.351	$13.999	$12.956	$13.315
Enhanced Variable Universal Life
Net Assets	$661,012	$803,095
Accumulation Units Outstanding	2,443	3,555
Accumulation Unit Value	$270.532	$225.900
Symetra Complete & Complete Advisor
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN REGENCY PORTFOLIO CLASS I	PIMCO ALL ASSET PORTFOLIO ADMIN	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN
ASSETS:
Investments in Underlying:
Investments, at Cost	$557,798	$17,221	$76,065	$28,304	$371,747
Shares Owned	33,122	1,646	7,093	2,849	44,926
Investments, at Fair Value	$482,926	$20,183	$74,126	$29,907	$386,371
Total Assets	482,926	20,183	74,126	29,907	386,371
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$482,926	$20,183	$74,126	$29,907	$386,371
PREMIER Variable Universal Life
Net Assets	$482,926			$29,907	$282,139
Accumulation Units Outstanding	39,353			2,542	27,767
Accumulation Unit Value	$12.272			$11.766	$10.161
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$-	$20,183	$74,126	$-	$104,232
Accumulation Units Outstanding	-	245	724	-	1,064
Accumulation Unit Value	$-	$82.352	$102.344	$-	$98.042
	Sub-Accounts
	PIMCO TOTAL RETURN ADMIN	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS II
ASSETS:
Investments in Underlying:
Investments, at Cost	$293,999	$1,274,970	$63,102	$590,623	$175,154
Shares Owned	26,874	117,423	2,719	21,639	11,916
Investments, at Fair Value	$290,776	$1,337,442	$74,304	$582,947	$200,788
Total Assets	290,776	1,337,442	74,304	582,947	200,788
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$290,776	$1,337,442	$74,304	$582,947	$200,788
PREMIER Variable Universal Life
Net Assets		$1,138,415		$582,947	$200,788
Accumulation Units Outstanding		63,100		30,606	19,831
Accumulation Unit Value		$18.053		$19.047	$10.125
Enhanced Variable Universal Life
Net Assets		$199,027
Accumulation Units Outstanding		1,060
Accumulation Unit Value		$187.802
Symetra Complete & Complete Advisor
Net Assets	$290,776		$74,304	$-	$-
Accumulation Units Outstanding	2,425		1,001	-	-
Accumulation Unit Value	$119.904		$74.177	$-	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID-CAP VALUE VCT CLASS I
ASSETS:
Investments in Underlying:
Investments, at Cost	$3,810,881	$6,183,853	$9,321	$36,350	$1,847,867
Shares Owned	179,599	293,862	1,282	4,579	105,666
Investments, at Fair Value	$3,520,144	$5,624,508	$12,216	$43,550	$1,530,051
Total Assets	3,520,144	5,624,508	12,216	43,550	1,530,051
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$3,520,144	$5,624,508	$12,216	$43,550	$1,530,051
PREMIER Variable Universal Life
Net Assets	$2,511,899	$3,516,385		$43,550	$1,195,293
Accumulation Units Outstanding	218,350	270,186		3,632	75,112
Accumulation Unit Value	$11.504	$13.014		$11.997	$15.913
Enhanced Variable Universal Life
Net Assets	$1,008,245	$2,108,123			$334,758
Accumulation Units Outstanding	6,556	10,746			1,757
Accumulation Unit Value	$153.780	$196.182			$190.576
Symetra Complete & Complete Advisor
Net Assets			$12,216	$-	$-
Accumulation Units Outstanding			118	-	-
Accumulation Unit Value			$104.035	$-	$-
	Sub-Accounts
	PIONEER REAL ESTATE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER STRATEGIC INCOME VCT CLASS II	SUMMIT EAFE INTERNATIONAL INDEX	SUMMIT RUSSELL 2000 SMALL CAP INDEX
ASSETS:
Investments in Underlying:
Investments, at Cost	$35,167	$163,828	$144,877	$27,966	$20,144
Shares Owned	3,407	14,769	15,880	476	385
Investments, at Fair Value	$44,423	$192,445	$159,750	$33,770	$19,335
Total Assets	44,423	192,445	159,750	33,770	19,335
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$44,423	$192,445	$159,750	$33,770	$19,335
PREMIER Variable Universal Life
Net Assets		$192,445	$159,750
Accumulation Units Outstanding		24,555	12,479
Accumulation Unit Value		$7.837	$12.805
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$44,423	$-	$-	$33,770	$19,335
Accumulation Units Outstanding	579	-	-	471	232
Accumulation Unit Value	$76.663	$-	$-	$71.728	$83.229

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	SUMMIT S&P MID CAP 400 INDEX	TEMPLETON DEVELOPING MARKETS I	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES I1	TEMPLETON GLOBAL BOND SECURITIES II1
ASSETS:
Investments in Underlying:
Investments, at Cost	$13,749	$102,608	$770,476	$184,793	$152,000
Shares Owned	246	10,945	83,819	11,005	9,171
Investments, at Fair Value	$13,439	$108,025	$819,737	$194,991	$158,930
Total Assets	13,439	108,025	819,737	194,991	158,930
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$13,439	$108,025	$819,737	$194,991	$158,930
PREMIER Variable Universal Life
Net Assets			$819,737		$158,930
Accumulation Units Outstanding			35,948		10,512
Accumulation Unit Value			$22.803		$15.119
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$13,439	$108,025	$-	$194,991	$-
Accumulation Units Outstanding	157	1,315	-	1,533	-
Accumulation Unit Value	$86.188	$82.173	$-	$127.195	$-
	Sub-Accounts
	TEMPLETON GROWTH SECURITIES I	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED	VANGUARD CAPITAL GROWTH	VANGUARD EQUITY INDEX
ASSETS:
Investments in Underlying:
Investments, at Cost	$76,301	$300,028	$16,039	$97,382	$300,913
Shares Owned	5,453	23,021	864	7,251	12,252
Investments, at Fair Value	$57,575	$239,419	$15,006	$109,056	$258,657
Total Assets	57,575	239,419	15,006	109,056	258,657
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$57,575	$239,419	$15,006	$109,056	$258,657
PREMIER Variable Universal Life
Net Assets		$239,419
Accumulation Units Outstanding		20,020
Accumulation Unit Value		$11.958
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$57,575	$-	$15,006	$109,056	$258,657
Accumulation Units Outstanding	768	-	158	1,164	3,267
Accumulation Unit Value	$74.945	$-	$94.704	$93.719	$79.180

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Assets and Liabilities

As of December 31, 2009

	Sub-Accounts
	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD SMALL COMPANY GROWTH
ASSETS:
Investments in Underlying:
Investments, at Cost	$31,542	$254,297	$119,599	$61,168	$78,716
Shares Owned	4,345	15,810	11,070	8,828	6,160
Investments, at Fair Value	$32,411	$253,916	$133,053	$73,268	$82,918
Total Assets	32,411	253,916	133,053	73,268	82,918
LIABILITIES:
Total Liabilities	-	-	-	-	-
NET ASSETS	$32,411	$253,916	$133,053	$73,268	$82,918
PREMIER Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$32,411	$253,916	$133,053	$73,268	$82,918
Accumulation Units Outstanding	298	3,289	1,629	953	989
Accumulation Unit Value	$108.769	$77.193	$81.676	$76.898	$83.857

	Sub-Accounts
	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
ASSETS:
Investments in Underlying:
Investments, at Cost	$67,958	$173,721	$646,975
Shares Owned	5,880	9,004	23,115
Investments, at Fair Value	$69,212	$195,655	$634,514
Total Assets	69,212	195,655	634,514
LIABILITIES:
Total Liabilities	-	-	-
NET ASSETS	$69,212	$195,655	$634,514
PREMIER Variable Universal Life
Net Assets			$634,514
Accumulation Units Outstanding			32,152
Accumulation Unit Value			$19.735
Enhanced Variable Universal Life
Net Assets
Accumulation Units Outstanding
Accumulation Unit Value
Symetra Complete & Complete Advisor
Net Assets	$69,212	$195,655
Accumulation Units Outstanding	619	2,449
Accumulation Unit Value	$111.771	$79.900

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2009

	Sub-Accounts
	AIM CAPITAL APPRECIATION I	AIM CAPITAL APPRECIATION II	AIM CAPITAL DEVELOPMENT SERIES I	AIM CAPITAL DEVELOPMENT SERIES II	AIM GLOBAL HEALTHCARE
Investment Income
Dividend Income	$5,265	$57	$-	$-	$60
Mortality and Expense Risk Charge	(5,929)	(116)	(466)	(126)	(112)
Net Investment Income (Loss)	(664)	(59)	(466)	(126)	(52)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(128,188)	(1,617)	(14,745)	(9,574)	(1,037)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	283,291	4,797	40,061	14,832	5,081
Net Gain (Loss) on Investments	155,103	3,180	25,316	5,258	4,044
Net Increase (Decrease) in Net Assets Resulting from Operations	$154,439	$3,121	$24,850	$5,132	$3,992
	Sub-Accounts
	AIM GLOBAL REAL ESTATE	AIM INTERNATIONAL GROWTH I	AIM INTERNATIONAL GROWTH II	AIM SMALL CAP EQUITY I1	AMERICAN CENTURY BALANCED
Investment Income
Dividend Income	$-	$15,633	$5,670	$-	$67,055
Mortality and Expense Risk Charge	(3,444)	(7,674)	(3,004)	(43)	(8,863)
Net Investment Income (Loss)	(3,444)	7,959	2,666	(43)	58,192
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(345,683)	(359,925)	(161,606)	(4,905)	(141,769)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	489,640	667,950	277,731	1,191	252,868
Net Gain (Loss) on Investments	143,957	308,025	116,125	(3,714)	111,099
Net Increase (Decrease) in Net Assets Resulting from Operations	$140,513	$315,984	$118,791	$(3,757)	$169,291

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2009

	Sub-Accounts
	AMERICAN CENTURY INFLATION PROTECTION I	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II	AMERICAN CENTURY ULTRA I
Investment Income
Dividend Income	$592	$3,327	$17,431	$1,528	$157
Mortality and Expense Risk Charge	(196)	(1,222)	(5,912)	(217)	(408)
Net Investment Income (Loss)	396	2,105	11,519	1,311	(251)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	5	278	(55,002)	(19,143)	(4,174)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	1,525	13,491	287,279	22,489	22,429
Net Gain (Loss) on Investments	1,530	13,769	232,277	3,346	18,255
Net Increase (Decrease) in Net Assets Resulting from Operations	$1,926	$15,874	$243,796	$4,657	$18,004
	Sub-Accounts
	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	DREYFUS APPRECIATION	DREYFUS INTERNATIONAL[1]	DREYFUS MIDCAP STOCK
Investment Income
Dividend Income	$44	$34,262	$12,780	$-	$11,949
Mortality and Expense Risk Charge	(183)	(4,129)	(3,313)	(11)	(5,827)
Net Investment Income (Loss)	(139)	30,133	9,467	(11)	6,122
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(2,189)	(147,205)	(35,653)	507	(216,114)
Realized Capital Gain Distributions Received	-	-	37,291	-	-
Net Change in Unrealized Appreciation (Depreciation)	12,202	219,278	83,642	-	465,786
Net Gain (Loss) on Investments	10,013	72,073	85,280	507	249,672
Net Increase (Decrease) in Net Assets Resulting from Operations	$9,874	$102,206	$94,747	$496	$255,794

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2009

	Sub-Accounts
	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A
Investment Income
Dividend Income	$24,894	$2,283	$10,591	$1,855	$22,105
Mortality and Expense Risk Charge	(3,660)	(1,582)	(3,908)	(3,158)	(3,973)
Net Investment Income (Loss)	21,234	701	6,683	(1,303)	18,132
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(9,843)	(12,004)	(68,425)	(16,205)	(27,543)
Realized Capital Gain Distributions Received	-	-	35,560	-	-
Net Change in Unrealized Appreciation (Depreciation)	59,036	76,629	109,497	220,858	127,654
Net Gain (Loss) on Investments	49,193	64,625	76,632	204,653	100,111
Net Increase (Decrease) in Net Assets Resulting from Operations	$70,427	$65,326	$83,315	$203,350	$118,243
	Sub-Accounts
	DWS INTERNATIONAL VIP A	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND	FIDELITY ASSET MANAGER	FIDELITY ASSET MANAGER GROWTH
Investment Income
Dividend Income	$7,330	$4,855	$20,113	$98,959	$8,180
Mortality and Expense Risk Charge	(1,178)	(539)	(1,252)	(36,969)	(4,355)
Net Investment Income (Loss)	6,152	4,316	18,861	61,990	3,825
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(9,202)	(3,389)	(13,739)	(327,493)	(48,213)
Realized Capital Gain Distributions Received	-	-	-	6,934	1,058
Net Change in Unrealized Appreciation (Depreciation)	52,007	17,789	68,447	1,295,039	189,041
Net Gain (Loss) on Investments	42,805	14,400	54,708	974,480	141,886
Net Increase (Decrease) in Net Assets Resulting from Operations	$48,957	$18,716	$73,569	$1,036,470	$145,711

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2009

	Sub-Accounts
	FIDELITY BALANCED	FIDELITY CONTRAFUND	FIDELITY EQUITY INCOME	FIDELITY GROWTH	FIDELITY GROWTH & INCOME
Investment Income
Dividend Income	$1,366	$100,978	$138,396	$42,047	$9,950
Mortality and Expense Risk Charge	(520)	(57,894)	(53,855)	(79,140)	(6,410)
Net Investment Income (Loss)	846	43,084	84,541	(37,093)	3,540
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(4,024)	(1,250,691)	(1,113,347)	(1,144,727)	(119,960)
Realized Capital Gain Distributions Received	225	2,013	-	8,272	-
Net Change in Unrealized Appreciation (Depreciation)	27,549	3,384,936	2,627,035	3,486,676	341,852
Net Gain (Loss) on Investments	23,750	2,136,258	1,513,688	2,350,221	221,892
Net Increase (Decrease) in Net Assets Resulting from Operations	$24,596	$2,179,342	$1,598,229	$2,313,128	$225,432
	Sub-Accounts
	FIDELITY GROWTH OPPORTUNITIES	FIDELITY HIGH INCOME	FIDELITY INDEX 500	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID-CAP ADVISOR I
Investment Income
Dividend Income	$2,720	$96,456	$130,377	$119,782	$459
Mortality and Expense Risk Charge	(3,953)	(9,643)	(42,199)	(11,846)	(209)
Net Investment Income (Loss)	(1,233)	86,813	88,178	107,936	250
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(55,342)	(101,127)	(1,038,560)	(19,143)	(21,060)
Realized Capital Gain Distributions Received	-	-	119,566	5,425	371
Net Change in Unrealized Appreciation (Depreciation)	268,870	409,024	1,972,130	82,793	28,290
Net Gain (Loss) on Investments	213,528	307,897	1,053,136	69,075	7,601
Net Increase (Decrease) in Net Assets Resulting from Operations	$212,295	$394,710	$1,141,314	$177,011	$7,851

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2009

	Sub-Accounts
	FIDELITY MID-CAP ADVISOR II	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS I
Investment Income
Dividend Income	$4,141	$24,995	$55,506	$-	$1,820
Mortality and Expense Risk Charge	(5,342)	(29,377)	(22,484)	(1,510)	(366)
Net Investment Income (Loss)	(1,201)	(4,382)	33,022	(1,510)	1,454
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(184,535)	-	(215,931)	3,472	(1,496)
Realized Capital Gain Distributions Received	5,108	-	8,322	-	-
Net Change in Unrealized Appreciation (Depreciation)	444,453	-	766,768	77,475	14,599
Net Gain (Loss) on Investments	265,026	-	559,159	80,947	13,103
Net Increase (Decrease) in Net Assets Resulting from Operations	$263,825	$(4,382)	$592,181	$79,437	$14,557
	Sub-Accounts
	FRANKLIN INCOME SECURITIES FUND CLASS I	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND I	FRANKLIN SMALL CAP VALUE FUND II	FRANKLIN SMALL-MID CAP GROWTH II
Investment Income
Dividend Income	$923	$11,633	$154	$5,976	$-
Mortality and Expense Risk Charge	(83)	(973)	(55)	(2,430)	(3,807)
Net Investment Income (Loss)	840	10,660	99	3,546	(3,807)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(119)	(35,342)	(98)	(100,612)	(88,283)
Realized Capital Gain Distributions Received	-	-	356	16,457	-
Net Change in Unrealized Appreciation (Depreciation)	2,708	65,770	1,804	189,329	292,368
Net Gain (Loss) on Investments	2,589	30,428	2,062	105,174	204,085
Net Increase (Decrease) in Net Assets Resulting from Operations	$3,429	$41,088	$2,161	$108,720	$200,278

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2009

	Sub-Accounts
	FRANKLIN U.S. GOVERNMENT I	FRANKLIN U.S. GOVERNMENT II	FRANKLIN ZERO COUPON 2010 I	IBBOTSON AGGRESSIVE GROWTH CLASS I	IBBOTSON BALANCED CLASS I
Investment Income
Dividend Income	$244	$17,864	$-	$469	$712
Mortality and Expense Risk Charge	(45)	(3,133)	(180)	(509)	(284)
Net Investment Income (Loss)	199	14,731	(180)	(40)	428
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	6	7,889	276	153	1,709
Realized Capital Gain Distributions Received	-	-	-	31	60
Net Change in Unrealized Appreciation (Depreciation)	(49)	(11,836)	(268)	17,306	5,952
Net Gain (Loss) on Investments	(43)	(3,947)	8	17,490	7,721
Net Increase (Decrease) in Net Assets Resulting from Operations	$156	$10,784	$(172)	$17,450	$8,149
	Sub-Accounts
	IBBOTSON GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS I	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I	JP MORGAN INSURANCE GOVERNMENT BOND I1
Investment Income
Dividend Income	$593	$294	$1,850	$12,502	$-
Mortality and Expense Risk Charge	(471)	(298)	(5,335)	(6,777)	(23)
Net Investment Income (Loss)	122	(4)	(3,485)	5,725	(23)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(17,205)	4,294	(86,288)	28,725	1,444
Realized Capital Gain Distributions Received	28	17	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	29,213	3,239	288,210	376,045	(1,496)
Net Gain (Loss) on Investments	12,036	7,550	201,922	404,770	(52)
Net Increase (Decrease) in Net Assets Resulting from Operations	$12,158	$7,546	$198,437	$410,495	$(75)

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2009

	Sub-Accounts
	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I1	JP MORGAN INSURANCE TRUST MID CAP VALUE I1	JP MORGAN INSURANCE TRUST U.S. EQUITY I1	JP MORGAN INTERNATIONAL EQUITY[1]	JP MORGAN MID-CAP VALUE[1]
Investment Income
Dividend Income	$2,496	$-	$-	$7,111	$13,381
Mortality and Expense Risk Charge	(796)	(2,599)	(2,216)	(293)	(1,069)
Net Investment Income (Loss)	1,700	(2,599)	(2,216)	6,818	12,312
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(31,552)	(75,553)	(15,071)	(6,030)	(28,056)
Realized Capital Gain Distributions Received	-	-	-	6,951	1,211
Net Change in Unrealized Appreciation (Depreciation)	(45,555)	(84,821)	(1,480)	114,261	308,533
Net Gain (Loss) on Investments	(77,107)	(160,374)	(16,551)	115,182	281,688
Net Increase (Decrease) in Net Assets Resulting from Operations	$(75,407)	$(162,973)	$(18,767)	$122,000	$294,000
	Sub-Accounts
	JP MORGAN US LARGE CAP CORE EQUITY[1]	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN REGENCY PORTFOLIO CLASS I	PIMCO ALL ASSET PORTFOLIO ADMIN	PIMCO ALL ASSET PORTFOLIO ADVISOR
Investment Income
Dividend Income	$10,046	$10,065	$514	$4,135	$1,576
Mortality and Expense Risk Charge	(821)	(3,835)	(88)	(235)	(104)
Net Investment Income (Loss)	9,225	6,230	426	3,900	1,472
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(8,716)	(204,708)	1,036	(98)	-
Realized Capital Gain Distributions Received	-	-	434	-	-
Net Change in Unrealized Appreciation (Depreciation)	140,470	318,337	2,961	2,540	1,800
Net Gain (Loss) on Investments	131,754	113,629	4,431	2,442	1,800
Net Increase (Decrease) in Net Assets Resulting from Operations	$140,979	$119,859	$4,857	$6,342	$3,272

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2009

	Sub-Accounts
	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN ADMIN	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS II
Investment Income
Dividend Income	$17,246	$5,364	$70,124	$68	$3,284
Mortality and Expense Risk Charge	(1,822)	(887)	(9,175)	(158)	(2,869)
Net Investment Income (Loss)	15,424	4,477	60,949	(90)	415
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(92,079)	852	(12,161)	(23,802)	(215,041)
Realized Capital Gain Distributions Received	30,657	8,729	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	138,368	(3,564)	146,075	33,389	431,474
Net Gain (Loss) on Investments	76,946	6,017	133,914	9,587	216,433
Net Increase (Decrease) in Net Assets Resulting from Operations	$92,370	$10,494	$194,863	$9,497	$216,848
	Sub-Accounts
	PIONEER EQUITY INCOME VCT CLASS I1	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I	PIONEER HIGH YIELD VCT CLASS I
Investment Income
Dividend Income	$-	$6,383	$55,249	$-	$3,617
Mortality and Expense Risk Charge	(91)	(1,420)	(23,056)	(37,754)	(412)
Net Investment Income (Loss)	(91)	4,963	32,193	(37,754)	3,205
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(6,952)	(68,363)	(188,771)	(285,562)	(7,660)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	1,298	84,846	849,829	2,113,183	25,001
Net Gain (Loss) on Investments	(5,654)	16,483	661,058	1,827,621	17,341
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,745)	$21,446	$693,251	$1,789,867	$20,546

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2009

	Sub-Accounts
	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID-CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II	PIONEER SMALL-CAP VALUE VCT CLASS I1
Investment Income
Dividend Income	$2,418	$22,014	$1,613	$6,899	$5,239
Mortality and Expense Risk Charge	(243)	(10,366)	(269)	(1,053)	(993)
Net Investment Income (Loss)	2,175	11,648	1,344	5,846	4,246
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(5,674)	(284,186)	(9,138)	(93,270)	(648,098)
Realized Capital Gain Distributions Received	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	18,538	577,386	14,786	142,331	603,719
Net Gain (Loss) on Investments	12,864	293,200	5,648	49,061	(44,379)
Net Increase (Decrease) in Net Assets Resulting from Operations	$15,039	$304,848	$6,992	$54,907	$(40,133)
	Sub-Accounts
	PIONEER SMALL-CAP VALUE VCT CLASS II1	PIONEER STRATEGIC INCOME VCT CLASS II	SUMMIT EAFE INTERNATIONAL INDEX	SUMMIT RUSSELL 2000 SMALL CAP INDEX	SUMMIT S&P MID CAP 400 INDEX
Investment Income
Dividend Income	$682	$10,667	$654	$101	$-
Mortality and Expense Risk Charge	(204)	(930)	(220)	(35)	-
Net Investment Income (Loss)	478	9,737	434	66	-
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(112,655)	(3,385)	(16,338)	(40)	-
Realized Capital Gain Distributions Received	-	7,316	-	209	-
Net Change in Unrealized Appreciation (Depreciation)	107,151	20,397	23,687	763	(310)
Net Gain (Loss) on Investments	(5,504)	24,328	7,349	932	(310)
Net Increase (Decrease) in Net Assets Resulting from Operations	$(5,026)	$34,065	$7,783	$998	$(310)

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2009

	Sub-Accounts
	TEMPLETON DEVELOPING MARKETS I	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES I1	TEMPLETON GLOBAL BOND SECURITIES II1	TEMPLETON GROWTH SECURITIES I
Investment Income
Dividend Income	$3,351	$26,430	$780	$18,066	$1,667
Mortality and Expense Risk Charge	(575)	(4,318)	(442)	(963)	(353)
Net Investment Income (Loss)	2,776	22,112	338	17,103	1,314
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(1,527)	(269,547)	1,577	514	(538)
Realized Capital Gain Distributions Received	288	2,552	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	41,997	582,628	8,879	5,589	12,627
Net Gain (Loss) on Investments	40,758	315,633	10,456	6,103	12,089
Net Increase (Decrease) in Net Assets Resulting from Operations	$43,534	$337,745	$10,794	$23,206	$13,403
	Sub-Accounts
	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED	VANGUARD CAPITAL GROWTH	VANGUARD EQUITY INDEX	VANGUARD HIGH YIELD BOND
Investment Income
Dividend Income	$6,775	$1,645	$-	$5,692	$-
Mortality and Expense Risk Charge	(1,549)	(275)	(250)	(1,596)	(89)
Net Investment Income (Loss)	5,226	1,370	(250)	4,096	(89)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(69,831)	(11,330)	(4,896)	(1,375)	529
Realized Capital Gain Distributions Received	-	-	-	3,985	-
Net Change in Unrealized Appreciation (Depreciation)	124,524	13,648	14,128	45,552	869
Net Gain (Loss) on Investments	54,693	2,318	9,232	48,162	1,398
Net Increase (Decrease) in Net Assets Resulting from Operations	$59,919	$3,688	$8,982	$52,258	$1,309

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Operations

Year Ended December 31, 2009

	Sub-Accounts
	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD SMALL COMPANY GROWTH	VANGUARD TOTAL BOND MARKET INDEX
Investment Income
Dividend Income	$7,437	$1,230	$2,138	$704	$2,724
Mortality and Expense Risk Charge	(1,532)	(722)	(355)	(492)	(486)
Net Investment Income (Loss)	5,905	508	1,783	212	2,238
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(32,973)	(1,332)	(3,953)	(462)	(10)
Realized Capital Gain Distributions Received	-	3,075	2,854	-	-
Net Change in Unrealized Appreciation (Depreciation)	97,987	36,999	16,424	22,783	1,111
Net Gain (Loss) on Investments	65,014	38,742	15,325	22,321	1,101
Net Increase (Decrease) in Net Assets Resulting from Operations	$70,919	$39,250	$17,108	$22,533	$3,339

	Sub-Accounts
	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Investment Income
Dividend Income	$2,078	$-
Mortality and Expense Risk Charge	(1,044)	(3,677)
Net Investment Income (Loss)	1,034	(3,677)
Realized and Unrealized Gain (Loss) on Investments
Net Realized Gain (Loss) on the Sale of Fund Shares	(2,268)	(133,130)
Realized Capital Gain Distributions Received	4,173	-
Net Change in Unrealized Appreciation (Depreciation)	40,807	328,880
Net Gain (Loss) on Investments	42,712	195,750
Net Increase (Decrease) in Net Assets Resulting from Operations	$43,746	$192,073

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2009

	Sub-Accounts
	AIM CAPITAL APPRECIATION I	AIM CAPITAL APPRECIATION II	AIM CAPITAL DEVELOPMENT SERIES I	AIM CAPITAL DEVELOPMENT SERIES II	AIM GLOBAL HEALTHCARE
Net Assets at January 1, 2008	$1,521,435	$3,799	$106,143	$56,713	$23,342
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(8,398)	(29)	(601)	(298)	(140)
Realized Gains (Losses)	(25,945)	(943)	3,194	(21,433)	4,891
Net Change in Unrealized Appreciation (Depreciation)	(606,475)	(835)	(54,321)	(4,560)	(10,960)
Net Increase (Decrease) in Net Assets Resulting from Operations	(640,818)	(1,807)	(51,728)	(26,291)	(6,209)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	173,289	10,596	9,897	7,967	5,353
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	129,264	66,162	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(191,189)	(5,482)	(12,277)	(23,559)	(8,227)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(68,264)	(65,834)	-	-	-
Increase (Decrease) from Contract Transactions	43,100	5,442	(2,380)	(15,592)	(2,874)
Total Increase (Decrease) in Net Assets	(597,718)	3,635	(54,108)	(41,883)	(9,083)
Net Assets at December 31, 2008	923,717	7,434	52,035	14,830	14,259
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(664)	(59)	(466)	(126)	(52)
Realized Gains (Losses)	(128,188)	(1,617)	(14,745)	(9,574)	(1,037)
Net Change in Unrealized Appreciation (Depreciation)	283,291	4,797	40,061	14,832	5,081
Net Increase (Decrease) in Net Assets Resulting from Operations	154,439	3,121	24,850	5,132	3,992
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	142,467	18,049	23,685	12,575	2,558
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	18,456	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(239,280)	(5,773)	(15,090)	(12,554)	(1,657)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(61,364)	-	-	-	-
Increase (Decrease) from Contract Transactions	(139,721)	12,276	8,595	21	901
Total Increase (Decrease) in Net Assets	14,718	15,397	33,445	5,153	4,893
Net Assets at December 31, 2009	$938,435	$22,831	$85,480	$19,983	$19,152

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2009

	Sub-Accounts
	AIM GLOBAL REAL ESTATE	AIM INTERNATIONAL GROWTH I	AIM INTERNATIONAL GROWTH II	AIM SMALL CAP EQUITY I1	AMERICAN CENTURY BALANCED
Net Assets at January 1, 2008	$1,151,839	$2,058,506	$779,643	$-	$1,553,874
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	36,130	(2,130)	(1,561)	(45)	27,012
Realized Gains (Losses)	(4,786)	(89,166)	(47,874)	149	85,133
Net Change in Unrealized Appreciation (Depreciation)	(509,225)	(755,496)	(294,443)	(1,191)	(457,658)
Net Increase (Decrease) in Net Assets Resulting from Operations	(477,881)	(846,792)	(343,878)	(1,087)	(345,513)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	144,480	706,802	234,176	-	431,372
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	82,699	-	37,679	171,564
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(339,668)	(697,485)	(201,581)	-	(360,641)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(96,885)	-	(120)	(114,541)
Increase (Decrease) from Contract Transactions	(195,188)	(4,869)	32,595	37,559	127,754
Total Increase (Decrease) in Net Assets	(673,069)	(851,661)	(311,283)	36,472	(217,759)
Net Assets at December 31, 2008	478,770	1,206,845	468,360	36,472	1,336,115
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(3,444)	7,959	2,666	(43)	58,192
Realized Gains (Losses)	(345,683)	(359,925)	(161,606)	(4,905)	(141,769)
Net Change in Unrealized Appreciation (Depreciation)	489,640	667,950	277,731	1,191	252,868
Net Increase (Decrease) in Net Assets Resulting from Operations	140,513	315,984	118,791	(3,757)	169,291
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	139,267	245,019	154,656	-	183,669
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	110,476	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(183,728)	(654,009)	(264,355)	-	(463,498)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(35,303)	-	(32,715)	(810)
Increase (Decrease) from Contract Transactions	(44,461)	(333,817)	(109,699)	(32,715)	(280,639)
Total Increase (Decrease) in Net Assets	96,052	(17,833)	9,092	(36,472)	(111,348)
Net Assets at December 31, 2009	$574,822	$1,189,012	$477,452	$-	$1,224,767

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2009

	Sub-Accounts
	AMERICAN CENTURY INFLATION PROTECTION I	AMERICAN CENTURY INFLATION PROTECTION II	AMERICAN CENTURY INTERNATIONAL	AMERICAN CENTURY LARGE COMPANY VALUE II	AMERICAN CENTURY ULTRA I
Net Assets at January 1, 2008	$66,673	$120,386	$1,515,180	$41,628	$70,159
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	764	5,790	1,507	494	(421)
Realized Gains (Losses)	2,840	1,291	125,757	(4,503)	7,837
Net Change in Unrealized Appreciation (Depreciation)	(723)	(11,670)	(832,618)	(12,914)	(39,042)
Net Increase (Decrease) in Net Assets Resulting from Operations	2,881	(4,589)	(705,354)	(16,923)	(31,626)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	84,236	240,476	15,129	16,833
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	4,844	-	6,289	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(60,904)	(247,905)	(11,716)	(7,411)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(65,124)	-	(87)	-	-
Increase (Decrease) from Contract Transactions	(60,280)	23,332	(1,227)	3,413	9,422
Total Increase (Decrease) in Net Assets	(57,399)	18,743	(706,581)	(13,510)	(22,204)
Net Assets at December 31, 2008	9,274	139,129	808,599	28,118	47,955
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	396	2,105	11,519	1,311	(251)
Realized Gains (Losses)	5	278	(55,002)	(19,143)	(4,174)
Net Change in Unrealized Appreciation (Depreciation)	1,525	13,491	287,279	22,489	22,429
Net Increase (Decrease) in Net Assets Resulting from Operations	1,926	15,874	243,796	4,657	18,004
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	132,122	171,873	25,217	16,451
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	63,984	-	4,586	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(59,355)	(203,248)	(23,007)	(7,277)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(510)	-	(174)	-	-
Increase (Decrease) from Contract Transactions	63,474	72,767	(26,963)	2,210	9,174
Total Increase (Decrease) in Net Assets	65,400	88,641	216,833	6,867	27,178
Net Assets at December 31, 2009	$74,674	$227,770	$1,025,432	$34,985	$75,133

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2009

	Sub-Accounts
	AMERICAN CENTURY ULTRA II	AMERICAN CENTURY VALUE	DREYFUS APPRECIATION	DREYFUS INTERNATIONAL[1]	DREYFUS MIDCAP STOCK
Net Assets at January 1, 2008	$11,419	$943,419	$727,525	$-	$1,400,542
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(81)	13,284	8,261	-	2,914
Realized Gains (Losses)	1,089	35,878	44,287	-	116,645
Net Change in Unrealized Appreciation (Depreciation)	(7,460)	(293,226)	(268,378)	-	(660,348)
Net Increase (Decrease) in Net Assets Resulting from Operations	(6,452)	(244,064)	(215,830)	-	(540,789)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	6,964	135,752	84,670	-	169,476
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(1,158)	(211,223)	(120,399)	-	(253,150)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	5,806	(75,471)	(35,729)	-	(83,674)
Total Increase (Decrease) in Net Assets	(646)	(319,535)	(251,559)	-	(624,463)
Net Assets at December 31, 2008	10,773	623,884	475,966	-	776,079
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(139)	30,133	9,467	(11)	6,122
Realized Gains (Losses)	(2,189)	(147,205)	1,638	507	(216,114)
Net Change in Unrealized Appreciation (Depreciation)	12,202	219,278	83,642	-	465,786
Net Increase (Decrease) in Net Assets Resulting from Operations	9,874	102,206	94,747	496	255,794
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	18,902	119,785	70,841	-	139,625
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	17,172	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(2,952)	(188,222)	(114,900)	-	(203,241)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	(17,668)	-
Increase (Decrease) from Contract Transactions	15,950	(68,437)	(44,059)	(496)	(63,616)
Total Increase (Decrease) in Net Assets	25,824	33,769	50,688	-	192,178
Net Assets at December 31, 2009	$36,597	$657,653	$526,654	$-	$968,257

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2009

	Sub-Accounts
	DREYFUS QUALITY BOND	DREYFUS SOCIALLY RESPONSIBLE	DREYFUS STOCK INDEX	DREYFUS TECHNOLOGY GROWTH	DWS BALANCED VIP A
Net Assets at January 1, 2008	$556,753	$343,590	$801,487	$572,176	$820,149
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	22,703	145	10,030	(3,078)	23,661
Realized Gains (Losses)	(11,960)	686	(418,677)	(10,574)	(998)
Net Change in Unrealized Appreciation (Depreciation)	(38,254)	(118,820)	(15,833)	(215,834)	(243,746)
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,511)	(117,989)	(424,480)	(229,486)	(221,083)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	87,848	50,241	2,832,208	109,332	81,186
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(114,253)	(56,793)	(1,996,367)	(130,141)	(124,340)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(26,405)	(6,552)	835,841	(20,809)	(43,154)
Total Increase (Decrease) in Net Assets	(53,916)	(124,541)	411,361	(250,295)	(264,237)
Net Assets at December 31, 2008	502,837	219,049	1,212,848	321,881	555,912
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	21,234	701	6,683	(1,303)	18,132
Realized Gains (Losses)	(9,843)	(12,004)	(32,865)	(16,205)	(27,543)
Net Change in Unrealized Appreciation (Depreciation)	59,036	76,629	109,497	220,858	127,654
Net Increase (Decrease) in Net Assets Resulting from Operations	70,427	65,326	83,315	203,350	118,243
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	72,193	31,371	705,646	120,076	78,448
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	65,532	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(111,160)	(69,941)	(1,054,841)	(112,485)	(182,098)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	(13,966)	-
Increase (Decrease) from Contract Transactions	(38,967)	(38,570)	(349,195)	59,157	(103,650)
Total Increase (Decrease) in Net Assets	31,460	26,756	(265,880)	262,507	14,593
Net Assets at December 31, 2009	$534,297	$245,805	$946,968	$584,388	$570,505

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2009

	Sub-Accounts
	DWS INTERNATIONAL VIP A	FEDERATED CAPITAL INCOME	FEDERATED HIGH INCOME BOND	FIDELITY ASSET MANAGER	FIDELITY ASSET MANAGER GROWTH
Net Assets at January 1, 2008	$312,333	$96,686	$192,389	$6,531,485	$1,036,471
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	1,703	4,286	15,969	89,246	6,851
Realized Gains (Losses)	49,452	(171)	(6,429)	395,055	(3,904)
Net Change in Unrealized Appreciation (Depreciation)	(201,332)	(23,186)	(60,550)	(2,253,438)	(317,140)
Net Increase (Decrease) in Net Assets Resulting from Operations	(150,177)	(19,071)	(51,010)	(1,769,137)	(314,193)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	25,202	11,325	38,244	37,608	24,117
Enhanced Variable Universal Life	-	-	-	387,680	56,244
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(29,427)	(17,625)	(35,518)	(82,278)	(105,146)
Enhanced Variable Universal Life	-	-	-	(1,137,994)	(195,698)
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(4,225)	(6,300)	2,726	(794,984)	(220,483)
Total Increase (Decrease) in Net Assets	(154,402)	(25,371)	(48,284)	(2,564,121)	(534,676)
Net Assets at December 31, 2008	157,931	71,315	144,105	3,967,364	501,795
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	6,152	4,316	18,861	61,990	3,825
Realized Gains (Losses)	(9,202)	(3,389)	(13,739)	(320,559)	(47,155)
Net Change in Unrealized Appreciation (Depreciation)	52,007	17,789	68,447	1,295,039	189,041
Net Increase (Decrease) in Net Assets Resulting from Operations	48,957	18,716	73,569	1,036,470	145,711
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	21,207	13,167	31,110	33,634	19,226
Enhanced Variable Universal Life	-	-	-	440,244	64,084
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(31,295)	(19,273)	(35,823)	(37,643)	(15,802)
Enhanced Variable Universal Life	-	-	-	(878,182)	(137,180)
Symetra Complete & Complete Advisor	-	-	-	-	-
Increase (Decrease) from Contract Transactions	(10,088)	(6,106)	(4,713)	(441,947)	(69,672)
Total Increase (Decrease) in Net Assets	38,869	12,610	68,856	594,523	76,039
Net Assets at December 31, 2009	$196,800	$83,925	$212,961	$4,561,887	$577,834

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2009

	Sub-Accounts
	FIDELITY BALANCED	FIDELITY CONTRAFUND	FIDELITY EQUITY INCOME	FIDELITY GROWTH	FIDELITY GROWTH & INCOME
Net Assets at January 1, 2008	$111,176	$12,501,697	$12,004,691	$20,023,053	$1,413,978
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	938	15,943	152,179	(7,411)	6,649
Realized Gains (Losses)	1,795	(394,726)	(277,671)	(108,515)	118,667
Net Change in Unrealized Appreciation (Depreciation)	(39,645)	(4,981,202)	(4,826,954)	(8,754,475)	(739,069)
Net Increase (Decrease) in Net Assets Resulting from Operations	(36,912)	(5,359,985)	(4,952,446)	(8,870,401)	(613,753)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	15,112	1,212,369	272,497	652,391	395,715
Enhanced Variable Universal Life	-	370,201	533,871	771,760	-
Symetra Complete & Complete Advisor	-	382,737	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(22,900)	(1,058,810)	(396,761)	(867,984)	(350,884)
Enhanced Variable Universal Life	-	(876,484)	(1,154,593)	(2,409,737)	-
Symetra Complete & Complete Advisor	-	(452,499)	-	-	-
Increase (Decrease) from Contract Transactions	(7,788)	(422,486)	(744,986)	(1,853,570)	44,831
Total Increase (Decrease) in Net Assets	(44,700)	(5,782,471)	(5,697,432)	(10,723,971)	(568,922)
Net Assets at December 31, 2008	66,476	6,719,226	6,307,259	9,299,082	845,056
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	846	43,084	84,541	(37,093)	3,540
Realized Gains (Losses)	(3,799)	(1,248,678)	(1,113,347)	(1,136,455)	(119,960)
Net Change in Unrealized Appreciation (Depreciation)	27,549	3,384,936	2,627,035	3,486,676	341,852
Net Increase (Decrease) in Net Assets Resulting from Operations	24,596	2,179,342	1,598,229	2,313,128	225,432
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	10,350	916,733	194,063	518,225	196,309
Enhanced Variable Universal Life	-	374,721	508,599	768,744	-
Symetra Complete & Complete Advisor	-	53,136	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(18,219)	(1,004,378)	(266,062)	(732,450)	(250,617)
Enhanced Variable Universal Life	-	(866,688)	(1,454,930)	(1,517,614)	-
Symetra Complete & Complete Advisor	-	(17,130)	-	-	-
Increase (Decrease) from Contract Transactions	(7,869)	(543,606)	(1,018,330)	(963,095)	(54,308)
Total Increase (Decrease) in Net Assets	16,727	1,635,736	579,899	1,350,033	171,124
Net Assets at December 31, 2009	$83,203	$8,354,962	$6,887,158	$10,649,115	$1,016,180

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2009

	Sub-Accounts
	FIDELITY GROWTH OPPORTUNITIES	FIDELITY HIGH INCOME	FIDELITY INDEX 500	FIDELITY INVESTMENT GRADE BOND	FIDELITY MID-CAP ADVISOR I
Net Assets at January 1, 2008	$1,128,001	$1,394,385	$9,291,894	$1,489,632	$66,576
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(2,240)	94,893	106,076	46,153	(162)
Realized Gains (Losses)	5,138	(70,786)	(166,940)	(11,680)	(8,538)
Net Change in Unrealized Appreciation (Depreciation)	(618,058)	(359,979)	(3,332,848)	(92,994)	(19,678)
Net Increase (Decrease) in Net Assets Resulting from Operations	(615,160)	(335,872)	(3,393,712)	(58,521)	(28,378)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	126,621	27,693	262,452	2,142	-
Enhanced Variable Universal Life	-	98,233	1,414,056	129,724	-
Symetra Complete & Complete Advisor	-	-	-	-	56,481
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(140,495)	(41,256)	(436,049)	(8,080)	-
Enhanced Variable Universal Life	-	(204,107)	(1,505,704)	(221,418)	-
Symetra Complete & Complete Advisor	-	-	-	-	(55,125)
Increase (Decrease) from Contract Transactions	(13,874)	(119,437)	(265,245)	(97,632)	1,356
Total Increase (Decrease) in Net Assets	(629,034)	(455,309)	(3,658,957)	(156,153)	(27,022)
Net Assets at December 31, 2008	498,967	939,076	5,632,937	1,333,479	39,554
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(1,233)	86,813	88,178	107,936	250
Realized Gains (Losses)	(55,342)	(101,127)	(918,994)	(13,718)	(20,689)
Net Change in Unrealized Appreciation (Depreciation)	268,870	409,024	1,972,130	82,793	28,290
Net Increase (Decrease) in Net Assets Resulting from Operations	212,295	394,710	1,141,314	177,011	7,851
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	89,790	26,150	229,971	1,820	-
Enhanced Variable Universal Life	-	106,273	600,230	268,234	-
Symetra Complete & Complete Advisor	-	101,251	-	-	71,504
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(134,358)	(35,411)	(618,251)	(3,897)	-
Enhanced Variable Universal Life	-	(186,758)	(1,260,194)	(331,776)	-
Symetra Complete & Complete Advisor	-	(4,125)	-	-	(35,610)
Increase (Decrease) from Contract Transactions	(44,568)	7,380	(1,048,244)	(65,619)	35,894
Total Increase (Decrease) in Net Assets	167,727	402,090	93,070	111,392	43,745
Net Assets at December 31, 2009	$666,694	$1,341,166	$5,726,007	$1,444,871	$83,299

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2009

	Sub-Accounts
	FIDELITY MID-CAP ADVISOR II	FIDELITY MONEY MARKET FUND	FIDELITY OVERSEAS	FRANKLIN FLEX CAP GROWTH SECURITIES	FRANKLIN FOUNDING ALLOCATION FUND CLASS I
Net Assets at January 1, 2008	$670,135	$3,449,589	$5,269,801	$24,149	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(2,665)	70,873	66,094	(144)	449
Realized Gains (Losses)	(1,479)	-	513,132	(24)	467
Net Change in Unrealized Appreciation (Depreciation)	(277,586)	-	(2,771,233)	(9,906)	(7,406)
Net Increase (Decrease) in Net Assets Resulting from Operations	(281,730)	70,873	(2,192,007)	(10,074)	(6,490)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	273,396	5,750,011	33,879	16,731	-
Enhanced Variable Universal Life	-	1,292,907	202,016	-	-
Symetra Complete & Complete Advisor	-	4,249,417	95,096	-	23,594
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(242,678)	(6,719,059)	(52,032)	(9,998)	-
Enhanced Variable Universal Life	-	(1,734,013)	(719,832)	-	-
Symetra Complete & Complete Advisor	-	(4,220,922)	(34,247)	(74)	(43)
Increase (Decrease) from Contract Transactions	30,718	(1,381,659)	(475,120)	6,659	23,551
Total Increase (Decrease) in Net Assets	(251,012)	(1,310,786)	(2,667,127)	(3,415)	17,061
Net Assets at December 31, 2008	419,123	2,138,803	2,602,674	20,734	17,061
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(1,201)	(4,382)	33,022	(1,510)	1,454
Realized Gains (Losses)	(179,427)	-	(207,609)	3,472	(1,496)
Net Change in Unrealized Appreciation (Depreciation)	444,453	-	766,768	77,475	14,599
Net Increase (Decrease) in Net Assets Resulting from Operations	263,825	(4,382)	592,181	79,437	14,557
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	784,480	4,403,741	30,106	283,730	-
Enhanced Variable Universal Life	-	928,552	209,524	-	-
Symetra Complete & Complete Advisor	-	3,806,402	4,425	-	43,119
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(348,822)	(4,281,801)	(54,205)	(60,974)	-
Enhanced Variable Universal Life	-	(981,155)	(503,559)	-	-
Symetra Complete & Complete Advisor	-	(2,027,156)	(11,512)	(61)	(8,525)
Increase (Decrease) from Contract Transactions	435,658	1,848,583	(325,221)	222,695	34,594
Total Increase (Decrease) in Net Assets	699,483	1,844,201	266,960	302,132	49,151
Net Assets at December 31, 2009	$1,118,606	$3,983,004	$2,869,634	$322,866	$66,212

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2009

	Sub-Accounts
	FRANKLIN INCOME SECURITIES FUND CLASS I	FRANKLIN INCOME SECURITIES FUND CLASS II	FRANKLIN SMALL CAP VALUE FUND I	FRANKLIN SMALL CAP VALUE FUND II	FRANKLIN SMALL-MID CAP GROWTH I1
Net Assets at January 1, 2008	$14,465	$171,309	$23,212	$358,448	$43,250
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	605	10,054	139	1,341	(243)
Realized Gains (Losses)	216	(34,680)	(7,114)	(33,470)	(19,998)
Net Change in Unrealized Appreciation (Depreciation)	(5,106)	(51,180)	(1,752)	(73,406)	353
Net Increase (Decrease) in Net Assets Resulting from Operations	(4,285)	(75,806)	(8,727)	(105,535)	(19,888)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	183,058	-	180,473	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	16,540	-	38,593
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(130,523)	-	(156,104)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(238)	-	(27,969)	-	(61,955)
Increase (Decrease) from Contract Transactions	(238)	52,535	(11,429)	24,369	(23,362)
Total Increase (Decrease) in Net Assets	(4,523)	(23,271)	(20,156)	(81,166)	(43,250)
Net Assets at December 31, 2008	9,942	148,038	3,056	277,282	-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	840	10,660	99	3,546	-
Realized Gains (Losses)	(119)	(35,342)	258	(84,155)	-
Net Change in Unrealized Appreciation (Depreciation)	2,708	65,770	1,804	189,329	-
Net Increase (Decrease) in Net Assets Resulting from Operations	3,429	41,088	2,161	108,720	-
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	41,500	-	180,788	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	4,363	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(98,937)	-	(163,368)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(208)	-	(137)	-	-
Increase (Decrease) from Contract Transactions	(208)	(57,437)	4,226	17,420	-
Total Increase (Decrease) in Net Assets	3,221	(16,349)	6,387	126,140	-
Net Assets at December 31, 2009	$13,163	$131,689	$9,443	$403,422	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2009

	Sub-Accounts
	FRANKLIN SMALL-MID CAP GROWTH II	FRANKLIN U.S. GOVERNMENT I	FRANKLIN U.S. GOVERNMENT II	FRANKLIN ZERO COUPON 2010 I	IBBOTSON AGGRESSIVE GROWTH CLASS I
Net Assets at January 1, 2008	$842,101	$-	$395,575	$-	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(4,872)	(4)	16,935	(24)	275
Realized Gains (Losses)	56,794	-	(2,078)	1	(656)
Net Change in Unrealized Appreciation (Depreciation)	(416,177)	235	12,541	390	(80)
Net Increase (Decrease) in Net Assets Resulting from Operations	(364,255)	231	27,398	367	(461)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	173,999	-	119,095	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	5,847	-	18,839	115,682
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(184,085)	-	(133,563)	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(8)	-	(64)	(57,806)
Increase (Decrease) from Contract Transactions	(10,086)	5,839	(14,468)	18,775	57,876
Total Increase (Decrease) in Net Assets	(374,341)	6,070	12,930	19,142	57,415
Net Assets at December 31, 2008	467,760	6,070	408,505	19,142	57,415
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(3,807)	199	14,731	(180)	(40)
Realized Gains (Losses)	(88,283)	6	7,889	276	184
Net Change in Unrealized Appreciation (Depreciation)	292,368	(49)	(11,836)	(268)	17,306
Net Increase (Decrease) in Net Assets Resulting from Operations	200,278	156	10,784	(172)	17,450
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	132,075	-	191,627	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	97,936	37,071
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(146,834)	-	(173,599)	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(115)	-	(19,402)	(1,421)
Increase (Decrease) from Contract Transactions	(14,759)	(115)	18,028	78,534	35,650
Total Increase (Decrease) in Net Assets	185,519	41	28,812	78,362	53,100
Net Assets at December 31, 2009	$653,279	$6,111	$437,317	$97,504	$110,515

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2009

	Sub-Accounts
	IBBOTSON BALANCED CLASS I	IBBOTSON GROWTH CLASS I	IBBOTSON INCOME AND GROWTH CLASS I	ING GLOBAL RESOURCES	ING JP MORGAN EMERGING MARKETS EQUITY I
Net Assets at January 1, 2008	$-	$9,542	$-	$1,041,422	$1,829,949
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	385	(333)	265	6,420	19,590
Realized Gains (Losses)	8	(143)	(9)	100,043	337,872
Net Change in Unrealized Appreciation (Depreciation)	1,399	(16,977)	(1,469)	(511,092)	(1,147,352)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,792	(17,453)	(1,213)	(404,629)	(789,890)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	-	7,452	16,168
Enhanced Variable Universal Life	-	-	-	77,747	102,847
Symetra Complete & Complete Advisor	23,390	67,171	9,433	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	-	(13,982)	(26,104)
Enhanced Variable Universal Life	-	-	-	(158,122)	(450,463)
Symetra Complete & Complete Advisor	(36)	(349)	(143)	-	-
Increase (Decrease) from Contract Transactions	23,354	66,822	9,290	(86,905)	(357,552)
Total Increase (Decrease) in Net Assets	25,146	49,369	8,077	(491,534)	(1,147,442)
Net Assets at December 31, 2008	25,146	58,911	8,077	549,888	682,507
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	428	122	(4)	(3,485)	5,725
Realized Gains (Losses)	1,769	(17,177)	4,311	(86,288)	28,725
Net Change in Unrealized Appreciation (Depreciation)	5,952	29,213	3,239	288,210	376,045
Net Increase (Decrease) in Net Assets Resulting from Operations	8,149	12,158	7,546	198,437	410,495
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	-	7,754	10,860
Enhanced Variable Universal Life	-	-	-	163,744	81,891
Symetra Complete & Complete Advisor	63,733	68,617	86,775	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	-	(27,376)	(61,055)
Enhanced Variable Universal Life	-	-	-	(140,911)	(187,423)
Symetra Complete & Complete Advisor	(8,262)	(46,847)	(73,716)	-	-
Increase (Decrease) from Contract Transactions	55,471	21,770	13,059	3,211	(155,727)
Total Increase (Decrease) in Net Assets	63,620	33,928	20,605	201,648	254,768
Net Assets at December 31, 2009	$88,766	$92,839	$28,682	$751,536	$937,275

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2009

	Sub-Accounts
	JP MORGAN INSURANCE GOVERNMENT BOND I1	JP MORGAN INSURANCE TRUST INTERNATIONAL EQUITY I1	JP MORGAN INSURANCE TRUST MID CAP VALUE I1	JP MORGAN INSURANCE TRUST U.S. EQUITY I1	JP MORGAN INTERNATIONAL EQUITY[1]
Net Assets at January 1, 2008	$-	$-	$-	$-	$301,330
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(24)	-	-	-	2,370
Realized Gains (Losses)	3	-	-	-	33,927
Net Change in Unrealized Appreciation (Depreciation)	1,496	-	-	-	(149,298)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,475	-	-	-	(113,001)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	-	-	67,329
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	18,839	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	-	-	(104,781)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(65)	-	-	-	-
Increase (Decrease) from Contract Transactions	18,774	-	-	-	(37,452)
Total Increase (Decrease) in Net Assets	20,249	-	-	-	(150,453)
Net Assets at December 31, 2008	20,249	-	-	-	150,877
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(23)	1,700	(2,599)	(2,216)	6,818
Realized Gains (Losses)	1,444	(31,552)	(75,553)	(15,071)	921
Net Change in Unrealized Appreciation (Depreciation)	(1,496)	(45,555)	(84,821)	(1,480)	114,261
Net Increase (Decrease) in Net Assets Resulting from Operations	(75)	(75,407)	(162,973)	(18,767)	122,000
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	298,897	912,898	589,955	9,884
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(51,454)	(229,352)	(84,842)	(282,761)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(20,174)	-	-	-	-
Increase (Decrease) from Contract Transactions	(20,174)	247,443	683,546	505,113	(272,877)
Total Increase (Decrease) in Net Assets	(20,249)	172,036	520,573	486,346	(150,877)
Net Assets at December 31, 2009	$-	$172,036	$520,573	$486,346	$-

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2009

	Sub-Accounts
	JP MORGAN MID-CAP VALUE[1]	JP MORGAN US LARGE CAP CORE EQUITY[1]	MUTUAL SHARES SECURITIES	NEUBERGER BERMAN REGENCY PORTFOLIO CLASS I	PIMCO ALL ASSET PORTFOLIO ADMIN
Net Assets at January 1, 2008	$920,446	$662,340	$1,266,912	$-	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	2,575	3,718	22,477	-	941
Realized Gains (Losses)	66,758	6,616	(116,289)	-	(58)
Net Change in Unrealized Appreciation (Depreciation)	(343,354)	(229,441)	(347,579)	-	(4,480)
Net Increase (Decrease) in Net Assets Resulting from Operations	(274,021)	(219,107)	(441,391)	-	(3,597)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	198,545	81,784	290,165	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	57,301
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(304,735)	(120,359)	(502,724)	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	-	(34,312)
Increase (Decrease) from Contract Transactions	(106,190)	(38,575)	(212,559)	-	22,989
Total Increase (Decrease) in Net Assets	(380,211)	(257,682)	(653,950)	-	19,392
Net Assets at December 31, 2008	540,235	404,658	612,962	-	19,392
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	12,312	9,225	6,230	426	3,900
Realized Gains (Losses)	(26,845)	(8,716)	(204,708)	1,470	(98)
Net Change in Unrealized Appreciation (Depreciation)	308,533	140,470	318,337	2,961	2,540
Net Increase (Decrease) in Net Assets Resulting from Operations	294,000	140,979	119,859	4,857	6,342
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	54,614	27,902	55,495	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	29,184	48,968
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(888,849)	(573,539)	(305,390)	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	(13,858)	(576)
Increase (Decrease) from Contract Transactions	(834,235)	(545,637)	(249,895)	15,326	48,392
Total Increase (Decrease) in Net Assets	(540,235)	(404,658)	(130,036)	20,183	54,734
Net Assets at December 31, 2009	$-	$-	$482,926	$20,183	$74,126

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2009

	Sub-Accounts
	PIMCO ALL ASSET PORTFOLIO ADVISOR	PIMCO COMMODITY FUND ADMIN	PIMCO TOTAL RETURN ADMIN	PIONEER BOND VCT CLASS I	PIONEER EMERGING MARKETS VCT CLASS I
Net Assets at January 1, 2008	$12,103	$341,054	$-	$1,401,806	$30,972
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	332	13,395	2,102	62,401	(107)
Realized Gains (Losses)	(2,749)	(14,232)	(3,480)	(28,864)	(705)
Net Change in Unrealized Appreciation (Depreciation)	(182)	(145,216)	342	(52,391)	(21,763)
Net Increase (Decrease) in Net Assets Resulting from Operations	(2,599)	(146,053)	(1,036)	(18,854)	(22,575)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	21,847	222,790	-	117,516	-
Enhanced Variable Universal Life	-	-	-	44,934	-
Symetra Complete & Complete Advisor	-	70,435	194,187	-	39,561
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(29,828)	(227,654)	-	(257,779)	-
Enhanced Variable Universal Life	-	-	-	(84,025)	-
Symetra Complete & Complete Advisor	-	(47,185)	(132,094)	-	(26,770)
Increase (Decrease) from Contract Transactions	(7,981)	18,386	62,093	(179,354)	12,791
Total Increase (Decrease) in Net Assets	(10,580)	(127,667)	61,057	(198,208)	(9,784)
Net Assets at December 31, 2008	1,523	213,387	61,057	1,203,598	21,188
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	1,472	15,424	4,477	60,949	(90)
Realized Gains (Losses)	-	(61,422)	9,581	(12,161)	(23,802)
Net Change in Unrealized Appreciation (Depreciation)	1,800	138,368	(3,564)	146,075	33,389
Net Increase (Decrease) in Net Assets Resulting from Operations	3,272	92,370	10,494	194,863	9,497
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	27,928	146,204	-	102,883	-
Enhanced Variable Universal Life	-	-	-	54,329	-
Symetra Complete & Complete Advisor	-	47,446	260,912	-	60,399
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(2,816)	(96,793)	-	(143,844)	-
Enhanced Variable Universal Life	-	-	-	(74,387)	-
Symetra Complete & Complete Advisor	-	(16,243)	(41,687)	-	(16,780)
Increase (Decrease) from Contract Transactions	25,112	80,614	219,225	(61,019)	43,619
Total Increase (Decrease) in Net Assets	28,384	172,984	229,719	133,844	53,116
Net Assets at December 31, 2009	$29,907	$386,371	$290,776	$1,337,442	$74,304

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2009

	Sub-Accounts
	PIONEER EMERGING MARKETS VCT CLASS II	PIONEER EQUITY INCOME VCT CLASS I1	PIONEER EQUITY INCOME VCT CLASS II	PIONEER FUND VCT CLASS I	PIONEER GROWTH OPPORTUNITIES VCT CLASS I
Net Assets at January 1, 2008	$972,713	$-	$185,228	$5,041,297	$7,756,928
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(4,222)	436	3,076	45,050	(47,184)
Realized Gains (Losses)	13,011	(5)	(2,023)	167,070	402,333
Net Change in Unrealized Appreciation (Depreciation)	(563,878)	(1,298)	(45,090)	(1,891,159)	(2,986,956)
Net Increase (Decrease) in Net Assets Resulting from Operations	(555,089)	(867)	(44,037)	(1,679,039)	(2,631,807)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	252,074	-	151,128	418,240	555,099
Enhanced Variable Universal Life	-	-	-	130,651	230,798
Symetra Complete & Complete Advisor	-	75,358	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(347,000)	-	(57,607)	(641,546)	(948,205)
Enhanced Variable Universal Life	-	-	-	(298,764)	(648,904)
Symetra Complete & Complete Advisor	-	(248)	-	-	-
Increase (Decrease) from Contract Transactions	(94,926)	75,110	93,521	(391,419)	(811,212)
Total Increase (Decrease) in Net Assets	(650,015)	74,243	49,484	(2,070,458)	(3,443,019)
Net Assets at December 31, 2008	322,698	74,243	234,712	2,970,839	4,313,909
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	415	(91)	4,963	32,193	(37,754)
Realized Gains (Losses)	(215,041)	(6,952)	(68,363)	(188,771)	(285,562)
Net Change in Unrealized Appreciation (Depreciation)	431,474	1,298	84,846	849,829	2,113,183
Net Increase (Decrease) in Net Assets Resulting from Operations	216,848	(5,745)	21,446	693,251	1,789,867
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	289,686	-	30,125	377,926	466,328
Enhanced Variable Universal Life	-	-	-	116,656	212,988
Symetra Complete & Complete Advisor	-	466	-	-	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(246,285)	-	(85,495)	(458,882)	(704,043)
Enhanced Variable Universal Life	-	-	-	(179,646)	(454,541)
Symetra Complete & Complete Advisor	-	(68,964)	-	-	-
Increase (Decrease) from Contract Transactions	43,401	(68,498)	(55,370)	(143,946)	(479,268)
Total Increase (Decrease) in Net Assets	260,249	(74,243)	(33,924)	549,305	1,310,599
Net Assets at December 31, 2009	$582,947	$-	$200,788	$3,520,144	$5,624,508

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2009

	Sub-Accounts
	PIONEER HIGH YIELD VCT CLASS I	PIONEER HIGH YIELD VCT CLASS II	PIONEER MID-CAP VALUE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS I	PIONEER REAL ESTATE VCT CLASS II
Net Assets at January 1, 2008	$-	$29,780	$2,445,511	$4,599	$221,486
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	3,530	1,971	7,724	903	6,398
Realized Gains (Losses)	485	(1,224)	(80,227)	792	(46,750)
Net Change in Unrealized Appreciation (Depreciation)	(22,106)	(10,775)	(732,634)	(5,384)	(46,941)
Net Increase (Decrease) in Net Assets Resulting from Operations	(18,091)	(10,028)	(805,137)	(3,689)	(87,293)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	19,178	169,016	-	114,868
Enhanced Variable Universal Life	-	-	43,491	-	-
Symetra Complete & Complete Advisor	54,717	-	-	50,542	29,118
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(19,596)	(406,135)	-	(120,022)
Enhanced Variable Universal Life	-	-	(67,447)	-	-
Symetra Complete & Complete Advisor	(148)	-	-	(270)	(28,149)
Increase (Decrease) from Contract Transactions	54,569	(418)	(261,075)	50,272	(4,185)
Total Increase (Decrease) in Net Assets	36,478	(10,446)	(1,066,212)	46,583	(91,478)
Net Assets at December 31, 2008	36,478	19,334	1,379,299	51,182	130,008
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	3,205	2,175	11,648	1,344	5,846
Realized Gains (Losses)	(7,660)	(5,674)	(284,186)	(9,138)	(93,270)
Net Change in Unrealized Appreciation (Depreciation)	25,001	18,538	577,386	14,786	142,331
Net Increase (Decrease) in Net Assets Resulting from Operations	20,546	15,039	304,848	6,992	54,907
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	29,500	128,602	-	78,865
Enhanced Variable Universal Life	-	-	26,189	-	-
Symetra Complete & Complete Advisor	24,395	-	-	3,174	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(1)	(20,323)	(221,450)	(1)	(71,335)
Enhanced Variable Universal Life	-	-	(87,437)	-	-
Symetra Complete & Complete Advisor	(69,202)	-	-	(16,924)	-
Increase (Decrease) from Contract Transactions	(44,808)	9,177	(154,096)	(13,751)	7,530
Total Increase (Decrease) in Net Assets	(24,262)	24,216	150,752	(6,759)	62,437
Net Assets at December 31, 2009	$12,216	$43,550	$1,530,051	$44,423	$192,445

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2009

	Sub-Accounts
	PIONEER SMALL-CAP VALUE VCT CLASS I1	PIONEER SMALL-CAP VALUE VCT CLASS II1	PIONEER STRATEGIC INCOME VCT CLASS II	SUMMIT EAFE INTERNATIONAL INDEX	SUMMIT RUSSELL 2000 SMALL CAP INDEX
Net Assets at January 1, 2008	$1,133,157	$183,939	$34,026	$-	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(928)	(696)	2,274	833	13
Realized Gains (Losses)	(13,937)	(908)	(1,012)	637	57
Net Change in Unrealized Appreciation (Depreciation)	(357,156)	(66,847)	(5,497)	(17,883)	(1,571)
Net Increase (Decrease) in Net Assets Resulting from Operations	(372,021)	(68,451)	(4,235)	(16,413)	(1,501)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	101,144	32,382	60,834	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	49,967	6,289
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(305,060)	(38,322)	(13,595)	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(73)	-	-	(7,240)	(99)
Increase (Decrease) from Contract Transactions	(203,989)	(5,940)	47,239	42,727	6,190
Total Increase (Decrease) in Net Assets	(576,010)	(74,391)	43,004	26,314	4,689
Net Assets at December 31, 2008	557,147	109,548	77,030	26,314	4,689
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	4,246	478	9,737	434	66
Realized Gains (Losses)	(648,098)	(112,655)	3,931	(16,338)	169
Net Change in Unrealized Appreciation (Depreciation)	603,719	107,151	20,397	23,687	763
Net Increase (Decrease) in Net Assets Resulting from Operations	(40,133)	(5,026)	34,065	7,783	998
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	31,487	13,718	116,627	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	-	-	17,606	13,749
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	(545,765)	(118,240)	(67,972)	(1)	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(2,736)	-	-	(17,932)	(101)
Increase (Decrease) from Contract Transactions	(517,014)	(104,522)	48,655	(327)	13,648
Total Increase (Decrease) in Net Assets	(557,147)	(109,548)	82,720	7,456	14,646
Net Assets at December 31, 2009	$-	$-	$159,750	$33,770	$19,335

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2009

	Sub-Accounts
	SUMMIT S&P MID CAP 400 INDEX	TEMPLETON DEVELOPING MARKETS I	TEMPLETON DEVELOPING MARKETS II	TEMPLETON GLOBAL BOND SECURITIES I1	TEMPLETON GLOBAL BOND SECURITIES II1
Net Assets at January 1, 2008	$-	$-	$1,123,437	$4,899	$108,103
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	-	1,071	17,106	123	3,632
Realized Gains (Losses)	-	8,717	124,001	1	2,781
Net Change in Unrealized Appreciation (Depreciation)	-	(36,580)	(728,906)	1,270	(2,847)
Net Increase (Decrease) in Net Assets Resulting from Operations	-	(26,792)	(587,799)	1,394	3,566
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	270,978	-	130,027
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	89,917	-	18,839	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	(313,338)	-	(130,086)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(7,318)	-	(159)	-
Increase (Decrease) from Contract Transactions	-	82,599	(42,360)	18,680	(59)
Total Increase (Decrease) in Net Assets	-	55,807	(630,159)	20,074	3,507
Net Assets at December 31, 2008	-	55,807	493,278	24,973	111,610
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	-	2,776	22,112	338	17,103
Realized Gains (Losses)	-	(1,239)	(266,995)	1,577	514
Net Change in Unrealized Appreciation (Depreciation)	(310)	41,997	582,628	8,879	5,589
Net Increase (Decrease) in Net Assets Resulting from Operations	(310)	43,534	337,745	10,794	23,206
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	254,024	-	92,657
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	13,749	9,738	-	187,221	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(1)	(265,310)	-	(68,543)
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(1,053)	-	(27,997)	-
Increase (Decrease) from Contract Transactions	13,749	8,684	(11,286)	159,224	24,114
Total Increase (Decrease) in Net Assets	13,439	52,218	326,459	170,018	47,320
Net Assets at December 31, 2009	$13,439	$108,025	$819,737	$194,991	$158,930

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2009

	Sub-Accounts
	TEMPLETON GROWTH SECURITIES I	TEMPLETON GROWTH SECURITIES II	VANGUARD BALANCED	VANGUARD CAPITAL GROWTH	VANGUARD EQUITY INDEX
Net Assets at January 1, 2008	$14,433	$459,062	$-	$-	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	859	3,426	1,433	(92)	3,840
Realized Gains (Losses)	3,107	(8,344)	2,318	(10)	4,424
Net Change in Unrealized Appreciation (Depreciation)	(31,224)	(169,216)	(14,681)	(2,454)	(87,809)
Net Increase (Decrease) in Net Assets Resulting from Operations	(27,258)	(174,134)	(10,930)	(2,556)	(79,545)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	44,637	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	66,661	-	54,818	75,358	773,474
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(107,923)	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(9,920)	-	(148)	(244)	(495,602)
Increase (Decrease) from Contract Transactions	56,741	(63,286)	54,670	75,114	277,872
Total Increase (Decrease) in Net Assets	29,483	(237,420)	43,740	72,558	198,327
Net Assets at December 31, 2008	43,916	221,642	43,740	72,558	198,327
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	1,314	5,226	1,370	(250)	4,096
Realized Gains (Losses)	(538)	(69,831)	(11,330)	(4,896)	2,610
Net Change in Unrealized Appreciation (Depreciation)	12,627	124,524	13,648	14,128	45,552
Net Increase (Decrease) in Net Assets Resulting from Operations	13,403	59,919	3,688	8,982	52,258
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	41,077	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	591	-	424	97,935	9,293
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	(83,219)	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(335)	-	(32,846)	(70,419)	(1,221)
Increase (Decrease) from Contract Transactions	256	(42,142)	(32,422)	27,516	8,072
Total Increase (Decrease) in Net Assets	13,659	17,777	(28,734)	36,498	60,330
Net Assets at December 31, 2009	$57,575	$239,419	$15,006	$109,056	$258,657

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2009

	Sub-Accounts
	VANGUARD HIGH YIELD BOND	VANGUARD INTERNATIONAL	VANGUARD MID-CAP INDEX	VANGUARD REIT INDEX	VANGUARD SMALL COMPANY GROWTH
Net Assets at January 1, 2008	$-	$-	$-	$-	$-
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	-	3,329	493	141	76
Realized Gains (Losses)	-	17,684	5,389	1,955	3,296
Net Change in Unrealized Appreciation (Depreciation)	-	(98,367)	(23,545)	(4,323)	(18,580)
Net Increase (Decrease) in Net Assets Resulting from Operations	-	(77,354)	(17,663)	(2,227)	(15,208)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	488,168	177,336	40,437	167,696
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	-	(213,520)	(99,028)	(192)	(97,738)
Increase (Decrease) from Contract Transactions	-	274,648	78,308	40,245	69,958
Total Increase (Decrease) in Net Assets	-	197,294	60,645	38,018	54,750
Net Assets at December 31, 2008	-	197,294	60,645	38,018	54,750
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	(89)	5,905	508	1,783	212
Realized Gains (Losses)	529	(32,973)	1,743	(1,099)	(462)
Net Change in Unrealized Appreciation (Depreciation)	869	97,987	36,999	16,424	22,783
Net Increase (Decrease) in Net Assets Resulting from Operations	1,309	70,919	39,250	17,108	22,533
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	49,004	19,018	34,387	20,918	6,285
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	-	-	-
Enhanced Variable Universal Life	-	-	-	-	-
Symetra Complete & Complete Advisor	(17,902)	(33,315)	(1,229)	(2,776)	(650)
Increase (Decrease) from Contract Transactions	31,102	(14,297)	33,158	18,142	5,635
Total Increase (Decrease) in Net Assets	32,411	56,622	72,408	35,250	28,168
Net Assets at December 31, 2009	$32,411	$253,916	$133,053	$73,268	$82,918

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Statements of Changes in Net Assets

Years Ended December 31, 2008 and 2009

	Sub-Accounts
	VANGUARD TOTAL BOND MARKET INDEX	VANGUARD TOTAL STOCK MARKET INDEX	WANGER USA
Net Assets at January 1, 2008	$-	$9,473	$972,494
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	1,867	(150)	(5,279)
Realized Gains (Losses)	(196)	102	55,841
Net Change in Unrealized Appreciation (Depreciation)	143	(18,676)	(394,550)
Net Increase (Decrease) in Net Assets Resulting from Operations	1,814	(18,724)	(343,988)
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	118,106
Enhanced Variable Universal Life	-	-	-
Symetra Complete & Complete Advisor	156,260	104,413	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	(264,469)
Enhanced Variable Universal Life	-	-	-
Symetra Complete & Complete Advisor	(100,460)	(542)	-
Increase (Decrease) from Contract Transactions	55,800	103,871	(146,363)
Total Increase (Decrease) in Net Assets	57,614	85,147	(490,351)
Net Assets at December 31, 2008	57,614	94,620	482,143
Increase (Decrease) in Net Assets from Operations
Net Investment Income (Loss)	2,238	1,034	(3,677)
Realized Gains (Losses)	(10)	1,905	(133,130)
Net Change in Unrealized Appreciation (Depreciation)	1,111	40,807	328,880
Net Increase (Decrease) in Net Assets Resulting from Operations	3,339	43,746	192,073
Contract Transactions
Contract Purchase Payments and Transfers In
PREMIER Variable Universal Life	-	-	162,150
Enhanced Variable Universal Life	-	-	-
Symetra Complete & Complete Advisor	8,556	59,521	-
Contract Terminations, Transfers Out
Contract Maintenance Charges
PREMIER Variable Universal Life	-	-	(201,852)
Enhanced Variable Universal Life	-	-	-
Symetra Complete & Complete Advisor	(297)	(2,232)	-
Increase (Decrease) from Contract Transactions	8,259	57,289	(39,702)
Total Increase (Decrease) in Net Assets	11,598	101,035	152,371
Net Assets at December 31, 2009	$69,212	$195,655	$634,514

1  Reference Note 1 for name changes, reorganizations and commencement dates

SEE NOTES TO FINANCIAL STATEMENTS

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION

Symetra Separate Account SL ("the Separate Account") is registered under the Investment Company Act of 1940, as amended, as a segregated unit investment trust of Symetra Life Insurance Company ("Symetra Life"), a wholly-owned subsidiary of Symetra Financial Corporation. Purchasers of various Symetra Life variable life products direct their investment to one or more of the sub-accounts of the Separate Account through the purchase of accumulation units ("Units"). Under the terms of the registration, the Separate Account is authorized to issue an unlimited number of Units. Each sub-account invests in shares of a designated portfolio of open-ended registered investment companies ("Mutual Funds") as indicated below. Not all sub-accounts are available in all Symetra Life variable life products. The performance of the underlying portfolios may differ substantially from publicly traded mutual funds with similar names and objectives.

Sub-Account	Mutual Fund
AIM Variable Insurance Funds, Inc

AIM Basic Value Fund I11	AIM V.I. Basic Value Fund (Series I shares)

AIM Capital Appreciation I	AIM V.I. Capital Appreciation Fund (Series I shares)

AIM Capital Appreciation II	AIM V.I. Capital Appreciation Fund (Series II shares)

AIM Capital Development Series I	AIM V.I. Capital Development Fund (Series I shares)

AIM Capital Development Series II	AIM V.I. Capital Development Fund (Series II shares)

AIM Global Healthcare	AIM V.I. Global Health Care Fund (Series I shares)

AIM Global Real Estate	AIM V.I. Global Real Estate Fund (Series I shares)

AIM International Growth I	AIM V.I. International Growth Fund (Series I shares)

AIM International Growth II	AIM V.I. International Growth Fund (Series II shares)

AIM Small Cap Equity I9	AIM V.I. Small Cap Equity Fund (Series I shares)

American Century Variable Portfolios, Inc.

American Century Balanced	VP Balanced Fund

American Century Inflation Protection I	VP Inflation Protection Class I Fund

American Century Inflation Protection II	VP Inflation Protection Class II Fund

American Century International	VP International Fund

American Century Large Company Value I11	VP Large Company Value Class I Fund

American Century Large Company Value II	VP Large Company Value Class II Fund

American Century Ultra I	VP Ultra Class I Fund

American Century Ultra II	VP Ultra Class II Fund

American Century Value	VP Value Fund

Dreyfus Investment Portfolios

Dreyfus MidCap Stock	Dreyfus IP MidCap Stock Portfolio — Initial Shares

Dreyfus Technology Growth	Dreyfus IP Technology Growth Portfolio — Initial Shares

Dreyfus Socially Responsible Growth Fund, Inc.

Dreyfus Socially Responsible	Dreyfus Socially Responsible Growth Fund, Inc. — Initial Shares

Dreyfus Stock Index Fund, Inc.

Dreyfus Stock Index	Dreyfus Stock Index Fund, Inc. — Service Shares

Dreyfus Variable Investment Fund

Dreyfus Appreciation	Dreyfus VIF Capital Portfolio — Initial Shares

Dreyfus International[9]	Dreyfus VIF International Value Portfolio — Initial Shares

Dreyfus Quality Bond	Dreyfus VIF Quality Bond Portfolio — Initial Shares

DWS Variable Series I and II

DWS Balanced VIP A	DWS Balanced VIP (A)

DWS International VIP A	DWS International VIP (A)

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Federated Insurance Series

Federated Capital Income	Federated Capital Income Fund II

Federated High Income Bond	Federated High Income Bond II

Fidelity Variable Insurance Products Fund 1 (VIP)

Fidelity Asset Manager	VIP Asset Manager Portfolio — Initial Class

Fidelity Asset Manager Growth	VIP Asset Manager Growth Portfolio

Fidelity Balanced	VIP Balanced Portfolio

Fidelity Contrafund	VIP Contrafund Portfolio — Initial Class

Fidelity Equity Income	VIP Equity-Income Portfolio — Initial Class

Fidelity Growth	VIP Growth Portfolio — Initial Class

Fidelity Growth & Income	VIP Growth & Income Portfolio — Initial Class

Fidelity Growth Opportunities	VIP Growth Opportunities Portfolio — Initial Class

Fidelity High Income	VIP High Income Portfolio — Initial Class

Fidelity Index 500	VIP Index 500 Portfolio

Fidelity Investment Grade Bond	VIP Investment Grade Bond Portfolio — Initial Class

Fidelity Mid-Cap Advisor I	VIP Mid Cap Portfolio — Initial Class

Fidelity Mid-Cap Advisor II	VIP Mid Cap Portfolio — Service Class II

Fidelity Money Market Fund	VIP Money Market Portfolio — Initial Class

Fidelity Overseas	VIP Overseas Portfolio — Initial Class

Franklin Templeton Variable Insurance Products Trust

Franklin Flex Cap Growth Securities	Franklin Flex Cap Growth Securities Fund — Class 2

Franklin Income Securities Fund Class I	Franklin Income Securities Fund — Class 1

Franklin Income Securities Fund Class II	Franklin Income Securities Fund — Class 2

Franklin Small Cap Value Fund I	Franklin Small Cap Value Securities Fund — Class 1

Franklin Small Cap Value Fund II	Franklin Small Cap Value Securities Fund — Class 2

Franklin Small-Mid Cap Growth I10	Franklin Small-Mid Cap Growth Securities Fund — Class 1

Franklin Small-Mid Cap Growth II	Franklin Small-Mid Cap Growth Securities Fund — Class 2

Franklin Founding Allocation Fund Class 1	Franklin Templeton VIP Founding Funds Allocation Fund — Class 1

Franklin U.S. Government I	Franklin U.S. Government Securities Fund — Class 1

Franklin U.S. Government II	Franklin U.S. Government Securities Fund — Class 2

Franklin Zero Coupon 2010 I	Franklin Zero Coupon 2010 Fund — Class I

Financial Investors Variable Insurance Trust

Ibbotson Aggressive Growth Class I	Ibbotson Aggressive Growth ETF Asset Allocation — Class 1

Ibbotson Balanced Class I	Ibbotson Balanced ETF Asset Allocation — Class 1

Ibbotson Conservative Class I11	Ibbotson Conservative ETF Asset Allocation — Class 1

Ibbotson Growth Class I	Ibbotson Growth ETF Asset Allocation — Class 1

Ibbotson Income and Growth Class I	Ibbotson Income and Growth ETF Asset Allocation — Class 1

ING Investors Trust

ING JP Morgan Emerging Markets Equity I	ING JP Morgan Emerging Markets Equity Portfolio

ING VP Natural Resource Trust

ING Global Resources	ING VP Global Resources Portfolio

JPMorgan Insurance Trust

JP Morgan Core Bond I7,8, & 11	JP Morgan Insurance Trust Core Bond Portfolio — Class I

JP Morgan Insurance Government Bond I7	JP Morgan Insurance Trust Government Bond Portfolio — Class I

JP Morgan Insurance Trust International Equity I4	JP Morgan Insurance Trust International Equity Portfolio

JP Morgan Insurance Trust Mid Cap Value I5	JP Morgan Insurance Trust Mid Cap Value Portfolio

JP Morgan Insurance Trust U.S. Equity I6	JP Morgan Insurance Trust U.S. Equity Portfolio

JP Morgan Intrepid Mid Cap I11	JP Morgan Insurance Trust Intrepid Mid Cap Portfolio — Class I

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
JP Morgan Series Trust II

JP Morgan International Equity[4]	JP Morgan International Equity Portfolio

JP Morgan Mid-Cap Value[5]	JP Morgan Mid Cap Value Portfolio

JP Morgan Bond I8	JP Morgan Bond Portfolio

JP Morgan US Large Cap Core Equity[6]	JP Morgan U.S. Large Cap Core Equity Portfolio

Franklin Templeton Variable Insurance Products Trust

Mutual Shares Securities 1[11]	Mutual Shares Securities Fund — Class 1

Mutual Shares Securities	Mutual Shares Securities Fund — Class 2

Neuberger Berman Advisers Management Trust

Neuberger Berman AMT Mid Cap Growth Portfolio Class 1[11]	Neuberger Berman AMT Mid Cap Growth Portfolio — Class 1

Neuberger Berman Guardian Portfolio Class 1[11]	Neuberger Berman AMT Guardian Portfolio — Class 1

Neuberger Berman Regency Portfolio Class 1	Neuberger Berman AMT Regency Portfolio — Class 1

PIMCO Variable Insurance trust

PIMCO All Asset Portfolio Admin	PIMCO All Asset Portfolio — Administrative Class Shares

PIMCO All Asset Portfolio Advisor	PIMCO All Asset Portfolio — Advisor Class Shares

PIMCO Commodity Fund Admin	PIMCO Commodity Real Return Strategy Portfolio — Administrative Class Shares

PIMCO Total Return Admin	PIMCO Total Return Portfolio — Administrative Class Shares

Pioneer Variable Contracts Trust

Pioneer Bond VCT Class I	Pioneer Bond VCT Portfolio — Class I

Pioneer Emerging Markets VCT Class I	Pioneer Emerging Markets VCT Portfolio — Class I

Pioneer Emerging Markets VCT Class II	Pioneer Emerging Markets VCT Portfolio — Class II

Pioneer Equity Income VCT Class I9	Pioneer Equity Income VCT Portfolio — Class I

Pioneer Equity Income VCT Class II	Pioneer Equity Income VCT Portfolio — Class II

Pioneer Fund VCT Class I	Pioneer Fund VCT Portfolio — Class I

Pioneer Growth Opportunities VCT Class I	Pioneer Growth Opportunities VCT Portfolio — Class I

Pioneer High Yield VCT Class I	Pioneer High Yield VCT Portfolio — Class I

Pioneer High Yield VCT Class II	Pioneer High Yield VCT Portfolio — Class II

Pioneer Mid-Cap Value VCT Class I	Pioneer Mid Cap Value VCT Portfolio — Class I

Pioneer Real Estate VCT Class I	Pioneer Real Estate VCT Portfolio — Class I

Pioneer Real Estate VCT Class II	Pioneer Real Estate VCT Portfolio — Class II

Pioneer Small-Cap Value VCT Class I1	Pioneer Small Cap Value VCT Portfolio — Class I

Pioneer Small-Cap Value VCT Class II1	Pioneer Small Cap Value VCT Portfolio — Class II

Pioneer Strategic Income VCT Class I11	Pioneer Strategic Income VCT Portfolio — Class I

Pioneer Strategic Income VCT Class II	Pioneer Strategic Income VCT Portfolio — Class II

Summit Mutual Funds, Inc.

Summit Balanced Index[11]	Summit Balanced Index Portfolio

Summit EAFE International Index	Summit EAFE International Index Portfolio

Summit Nasdaq 100 Index[11]	Summit Nasdaq — 100 Index Portfolio

Summit Russell 2000 Small Cap Index	Summit Russell 2000 Small Cap Index Portfolio

Summit S&P MidCap 400 Index	Summit S&P MidCap 400 Index Portfolio

Franklin Templeton Variable Insurance Products Trust

Templeton Developing Markets I	Templeton Developing Markets Securities Fund — Class 1

Templeton Developing Markets II	Templeton Developing Markets Securities Fund — Class 2

Templeton Global Bond Securities I2	Templeton Global Bond Securities Fund — Class 1

Templeton Global Bond Securities II3	Templeton Global Bond Securities Fund — Class 2

Templeton Growth Securities I	Templeton Growth Securities Fund — Class 1

Templeton Growth Securities II	Templeton Growth Securities Fund — Class 2

Symetra Separate Account SL

Notes to Financial Statements

1.  ORGANIZATION (Continued)

Sub-Account	Mutual Fund
Vanguard Variable Insurance Fund Portfolios

Vanguard Balanced	Vanguard VIF — Balanced Portfolio

Vanguard Capital Growth	Vanguard VIF — Capital Growth Portfolio

Vanguard Diversified Value[11]	Vanguard VIF — Diversified Value Portfolio

Vanguard Equity Income[11]	Vanguard VIF — Equity Income Portfolio

Vanguard Equity Index	Vanguard VIF — Equity Index Portfolio

Vanguard High Yield Bond	Vanguard VIF — High Yield Bond Portfolio

Vanguard International	Vanguard VIF — International Portfolio

Vanguard Mid-Cap Index	Vanguard VIF — Mid-Cap Index Portfolio

Vanguard REIT Index	Vanguard VIF — REIT Index Portfolio

Vanguard Short Term Investment Grade[11]	Vanguard VIF — Short Term Investment Grade Portfolio

Vanguard Small Company Growth	Vanguard VIF — Small Company Growth Portfolio

Vanguard Total Bond Market Index	Vanguard VIF — Total Bond Market Index Portfolio

Vanguard Total Stock Market Index	Vanguard VIF — Total Stock Market Index Portfolio

Wanger Advisors Trust

Wanger USA	Wanger USA

  1  Pioneer Small-Cap Value VCT Class I and Pioneer Small-Cap Value VCT Class II liquidated on April 24, 2009.

  2  Templeton Global Bond Securities I was known as Templeton Global Income Securities I prior to May 1, 2009.

  3  Templeton Global Bond Securities II was known as Templeton Global Income Securities II prior to May 1, 2009.

  4  JP Morgan International Equity merged into JP Morgan Insurance Trust International Equity I on April 27, 2009.

  5  JP Morgan Mid-Cap Value merged into JP Morgan Insurance Trust Mid Cap Value I on April 27, 2009.

  6  JP Morgan U.S. Large Cap Core Equity merged into JP Morgan Insurance Trust U.S. Equity I on April 27, 2009

  7  JP Morgan Insurance Government Bond I merged into JP Morgan Core Bond I on April 27, 2009.

  8  JP Morgan Bond I merged into JP Morgan Core Bond I on April 27, 2009.

  9  There was activity in the current year and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2009.

  10  There was no activity in the current year and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2009.

  11  There was no activity in the current year and the prior year and no net asset balance to report on the Statement of Assets and Liabilities as of December 31, 2009.

Under applicable insurance law, the assets of the Separate Account are legally segregated and are not subject to claims that arise out of Symetra Life's other business activities.

2.  SIGNIFICANT ACCOUNTING POLICIES

BASIS OF PRESENTATION AND USE OF ESTIMATES — The financial statements have been prepared in conformity with U.S. generally accepted accounting principles (GAAP), including the rules and regulations of the Securities and Exchange Commission (SEC). The preparation of the Separate Account financial statements in conformity with GAAP requires the Separate Account to make estimates and assumptions that may affect the amounts reported in the audited financial statements and accompanying notes.

INVESTMENT VALUATION — Investments in portfolio shares are valued at fair value based on the net asset value (NAV) as reported by the underlying portfolio on the last trading day of the year.

The Separate Account determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. This fair value hierarchy prioritizes fair value measurements into the three levels based on the nature of the inputs. Quoted prices in active markets for identical assets or liabilities have the highest priority ("Level 1"), followed by observable inputs other than quoted market prices, including prices for similar but not identical assets or liabilities ("Level 2") and unobservable inputs, including the reporting entity's estimates of the assumptions that market participants would use, having the lowest priority ("Level 3").

Symetra Separate Account SL

Notes to Financial Statements

2.  SIGNIFICANT ACCOUNTING POLICIES (Continued)

The availability of observable market information is the principal factor in determining the level to which the Separate Account's investments are assigned in the fair value hierarchy. As such, all Separate Account investments have been classified as Level 1 in the fair value hierarchy.

INVESTMENT TRANSACTIONS — Investment transactions are recorded on the trade date. Realized gains and losses on investment transactions are determined using the first-in-first-out (FIFO) method.

INCOME RECOGNITION — Dividend income and realized capital gain distributions are recorded on the ex-dividend date.

DISTRIBUTIONS — The net investment income and realized capital gains of the Separate Account are not distributed, but are retained and reinvested for the benefit of unit owners.

FEDERAL INCOME TAX — Operations of the Separate Account are included in the federal income tax return of Symetra Life, which is taxed as a "Life Insurance Company" under the provisions of the Internal Revenue Code. Under current federal income tax law, no income taxes are payable with respect to operations of the Separate Account to the extent the earnings are reinvested.

ADOPTION OF NEW ACCOUNTING PRONOUNCEMENTS — The Separate Account has adopted Statement of Financial Accounting Standard (SFAS) No. 168 (ASC 105-10), FASB Accounting Standards Codification and the Hierarchy of Generally Accepted Accounting Principles, which established the FASB Accounting Standards Codification (Codification or ASC) as the single source of authoritative GAAP. GAAP is not intended to be changed as a result of the FASB's Codification project, but it does change the way the guidance is organized and presented.

3.  EXPENSES AND RELATED PARTY TRANSACTIONS

Symetra Life assumes mortality and expense ("M&E") risks related to the operations of the Separate Account. Symetra Life deducts a daily charge from the assets of the Separate Account to cover these risks. The daily charge for the Enhanced Variable Universal Life product is, on an annual basis, equal to a rate of 0.90 percent of the average daily net assets of the Separate Account. The daily charge for the Premier Variable Universal Life product is, on an annual basis, equal to a rate of 0.70 percent of the average daily net assets of the Separate Account. The daily charge for Symetra Complete and Symetra Complete Advisor are, on an annual basis, equal to a rate of 0.75 percent of the policy value in policy years 1 through 20, 0.60 percent of the policy value in policy years 21 through 30 and 0.50 percent in all remaining policy years. This charge is included in the net investment income (loss) in the accompanying Statements of Operations.

Symetra Life deducts a distribution charge for the Symetra Complete product to compensate the broker-dealer firm that sold the policy. The daily charge, on an annual basis, ranges from 0.50 percent to 1.50 percent based on the total policy value. The distribution charge is recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets. This charge does not apply to Symetra Complete Advisor.

Symetra Life deducts a monthly administration charge of $4 for each Enhanced Variable Universal Life contract and $5 for each Premier Variable Universal Life contract from the Separate Account. Monthly administration charges for Symetra Complete and Symetra Complete Advisor are 0.025 percent of the policy value not to exceed $8 per month. The administration charges are recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets.

For all variable life insurance products, Symetra deducts amounts from the sub-accounts to cover the cost of insurance. These charges vary from month to month in accordance with the terms of the individual policy holders and are deducted through termination of units of interest from policy holder accounts. The cost of insurance are recorded as contract maintenance charges in the accompanying Statements of Changes in Net Assets.

A withdrawal charge of $25 or 2 percent of the withdrawal amount, whichever is less, may be imposed on the owner of the policy for the second and each subsequent withdrawal in any one year. A transfer charge of $10 or 2% of the amount transferred, whichever is less, may be imposed on transfers that exceed the number of free transfers allowed each year. A surrender charge may be applicable in the first eight years on withdrawals that exceed the free withdrawal amount. These charges are reflected as contract maintenance charges in the accompanying Statement of Changes in Net Assets. These charges do not apply to all products and may vary by contract year and other factors as described in the product prospectuses.

Symetra Separate Account SL

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS

The following table summarizes investment purchases and proceeds from sales activity by sub-account for the year ended December 31, 2009. The table also summarizes underlying investment information for each sub-account as of December 31, 2009.

	Year Ended		As of December 31, 2009
	December 31, 2009		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
AIM Capital Appreciation I	$166,188	$(306,573)	$1,111,299	$938,435	46,161	$20.33
AIM Capital Appreciation II	18,105	(5,889)	18,861	22,831	1,142	20.00
AIM Capital Development Series I	23,685	(15,556)	97,152	85,480	7,572	11.29
AIM Capital Development Series II	12,575	(12,679)	14,680	19,983	1,818	10.99
AIM Global Healthcare	2,618	(1,770)	21,252	19,152	1,206	15.87
AIM Global Real Estate	139,267	(187,172)	668,500	574,822	47,349	12.14
AIM International Growth I	371,127	(696,987)	1,138,934	1,189,012	45,714	26.01
AIM International Growth II	160,326	(267,359)	455,817	477,452	18,629	25.63
AIM Small Cap Equity I1	-	(32,758)	-	-	-	12.86
American Century Balanced	250,723	(473,170)	1,346,151	1,224,767	213,002	5.75
American Century Inflation Protection I	64,576	(706)	73,793	74,674	6,953	10.74
American Century Inflation Protection II	135,449	(60,578)	220,357	227,770	21,227	10.73
American Century International	193,890	(209,334)	1,160,912	1,025,432	132,656	7.73
American Century Large Company Value II	26,746	(23,224)	29,125	34,985	4,059	8.62
American Century Ultra I	16,608	(7,684)	80,356	75,133	9,252	8.12
American Century Ultra II	18,945	(3,136)	30,979	36,597	4,551	8.04
American Century Value	154,047	(192,352)	775,894	657,653	124,556	5.28
Dreyfus Appreciation	120,912	(118,214)	580,529	526,654	16,773	31.40
Dreyfus International[1]	17,172	(17,679)	-	-	-	10.92
Dreyfus MidCap Stock	151,574	(209,068)	1,223,617	968,257	92,568	10.46
Dreyfus Quality Bond	97,087	(114,821)	525,032	534,297	48,222	11.08
Dreyfus Socially Responsible	33,654	(71,525)	245,090	245,805	9,360	26.26
Dreyfus Stock Index	751,797	(1,058,749)	888,200	946,968	35,952	26.34
Dreyfus Technology Growth	187,463	(129,609)	515,258	584,388	58,497	9.99
DWS Balanced VIP A	100,553	(186,071)	600,682	570,505	27,803	20.52
DWS International VIP A	28,537	(32,475)	239,691	196,800	23,825	8.26
Federated Capital Income	18,021	(19,812)	82,872	83,925	9,679	8.67
Federated High Income Bond	51,223	(37,075)	206,227	212,961	31,928	6.67
Fidelity Asset Manager	579,770	(952,798)	5,030,064	4,561,887	350,913	13.00
Fidelity Asset Manager Growth	92,549	(157,336)	589,438	577,834	45,643	12.66
Fidelity Balanced	11,941	(18,740)	86,335	83,203	6,204	13.41
Fidelity Contrafund	1,447,580	(1,946,090)	9,967,346	8,354,962	405,187	20.62
Fidelity Equity Income	841,057	(1,774,847)	9,131,663	6,887,158	409,707	16.81
Fidelity Growth	1,337,288	(2,329,204)	12,298,211	10,649,115	354,499	30.04
Fidelity Growth & Income	206,259	(257,026)	1,204,298	1,016,180	91,795	11.07
Fidelity Growth Opportunities	92,510	(138,311)	730,259	666,694	45,948	14.51
Fidelity High Income	330,131	(235,937)	1,461,347	1,341,166	253,530	5.29
Fidelity Index 500	1,080,143	(1,920,645)	6,434,621	5,726,007	47,868	119.62
Fidelity Investment Grade Bond	395,261	(347,521)	1,428,961	1,444,871	115,776	12.48
Fidelity Mid-Cap Advisor I	72,333	(35,820)	75,198	83,299	3,262	25.54
Fidelity Mid-Cap Advisor II	793,729	(354,164)	929,032	1,118,606	44,565	25.10
Fidelity Money Market Fund	9,163,690	(7,319,488)	3,983,004	3,983,004	3,983,004	1.00
Fidelity Overseas	307,881	(591,759)	3,602,158	2,869,634	190,673	15.05
Franklin Flex Cap Growth Securities	283,730	(62,545)	253,880	322,866	29,540	10.93
Franklin Founding Allocation Fund Class I	44,939	(8,891)	59,018	66,212	9,260	7.15
Franklin Income Securities Fund Class I	923	(290)	15,594	13,163	913	14.43

Symetra Separate Account SL

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2009
	December 31, 2009		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
Franklin Income Securities Fund Class II	$53,133	$(99,908)	$117,578	$131,689	9,326	$14.12
Franklin Small Cap Value Fund I	4,873	(192)	9,435	9,443	726	13.00
Franklin Small Cap Value Fund II	203,221	(165,798)	323,660	403,422	31,592	12.77
Franklin Small-Mid Cap Growth II	132,075	(150,640)	708,912	653,279	38,725	16.87
Franklin U.S. Government I	244	(160)	5,925	6,111	467	13.08
Franklin U.S. Government II	209,491	(176,732)	431,295	437,317	33,979	12.87
Franklin Zero Coupon 2010 I	97,935	(19,582)	97,382	97,504	6,095	16.00
Ibbotson Aggressive Growth Class I	37,571	(1,931)	93,289	110,515	13,660	8.09
Ibbotson Balanced Class I	64,504	(8,546)	81,414	88,766	9,776	9.08
Ibbotson Growth Class I	69,238	(47,318)	80,725	92,839	10,796	8.60
Ibbotson Income and Growth Class I	87,086	(74,014)	26,913	28,682	3,032	9.46
ING Global Resources	173,349	(173,621)	847,412	751,536	42,079	17.86
ING JP Morgan Emerging Markets Equity I	105,254	(255,255)	872,074	937,275	45,989	20.38
JP Morgan Insurance Government Bond I1	-	(20,197)	-	-	-	-
JP Morgan Insurance Trust International Equity I1	301,393	(52,250)	217,591	172,036	18,033	9.54
JP Morgan Insurance Trust Mid Cap Value I1	912,898	(231,951)	605,394	520,573	93,460	5.57
JP Morgan Insurance Trust U.S. Equity I1	589,955	(87,058)	487,826	486,346	34,913	13.93
JP Morgan International Equity[1]	23,946	(283,054)	-	-	-	-
JP Morgan Mid-Cap Value[1]	69,206	(889,918)	-	-	-	-
JP Morgan US Large Cap Core Equity[1]	37,948	(574,360)	-	-	-	-
Mutual Shares Securities	65,560	(309,226)	557,798	482,926	33,122	14.58
Neuberger Berman Regency Portfolio Class I	30,131	(13,947)	17,221	20,183	1,646	12.26
PIMCO All Asset Portfolio Admin	53,102	(810)	76,065	74,126	7,093	10.45
PIMCO All Asset Portfolio Advisor	29,503	(2,920)	28,304	29,907	2,849	10.50
PIMCO Commodity Fund Admin	241,551	(114,859)	371,747	386,371	44,926	8.60
PIMCO Total Return Admin	275,005	(42,574)	293,999	290,776	26,874	10.82
Pioneer Bond VCT Class I	227,336	(227,406)	1,274,970	1,337,442	117,423	11.39
Pioneer Emerging Markets VCT Class I	60,467	(16,937)	63,102	74,304	2,719	27.34
Pioneer Emerging Markets VCT Class II	292,970	(249,153)	590,623	582,947	21,639	26.94
Pioneer Equity Income VCT Class I1	466	(69,054)	-	-	-	16.75
Pioneer Equity Income VCT Class II	36,508	(86,916)	175,154	200,788	11,916	16.85
Pioneer Fund VCT Class I	549,831	(661,588)	3,810,881	3,520,144	179,599	19.60
Pioneer Growth Opportunities VCT Class I	679,316	(1,196,337)	6,183,853	5,624,508	293,862	19.14
Pioneer High Yield VCT Class I	28,012	(69,614)	9,321	12,216	1,282	9.53
Pioneer High Yield VCT Class II	31,919	(20,566)	36,350	43,550	4,579	9.51
Pioneer Mid-Cap Value VCT Class I	176,804	(319,253)	1,847,867	1,530,051	105,666	14.48
Pioneer Real Estate VCT Class I	4,786	(17,193)	35,167	44,423	3,407	13.04
Pioneer Real Estate VCT Class II	85,764	(72,390)	163,828	192,445	14,769	13.03
Pioneer Small-Cap Value VCT Class I1	36,726	(549,494)	-	-	-	-
Pioneer Small-Cap Value VCT Class II1	14,400	(118,444)	-	-	-	-
Pioneer Strategic Income VCT Class II	134,611	(68,901)	144,877	159,750	15,880	10.06
Summit EAFE International Index	18,260	(18,152)	27,966	33,770	476	70.89
Summit Russell 2000 Small Cap Index	14,059	(136)	20,144	19,335	385	50.19
Summit S&P Mid Cap 400 Index	13,749	-	13,749	13,439	246	54.66
Templeton Developing Markets I	13,377	(1,628)	102,608	108,025	10,945	9.87
Templeton Developing Markets II	283,006	(269,627)	770,476	819,737	83,819	9.78
Templeton Global Bond Securities I1	188,001	(28,439)	184,793	194,991	11,005	17.72
Templeton Global Bond Securities II1	110,723	(69,505)	152,000	158,930	9,171	17.33

Symetra Separate Account SL

Notes to Financial Statements

4.  INVESTMENT TRANSACTIONS (Continued)

	Year Ended		As of December 31, 2009
	December 31, 2009		Investments			Net Asset
Sub-Account	Purchases	Proceeds from Sales	at Cost	at Fair Value	Shares Owned	Value[2]
Templeton Growth Securities I	$2,258	$(688)	$76,301	$57,575	5,453	$10.56
Templeton Growth Securities II	47,852	(84,769)	300,028	239,419	23,021	10.40
Vanguard Balanced	2,069	(33,121)	16,039	15,006	864	17.35
Vanguard Capital Growth	97,935	(70,669)	97,382	109,056	7,251	15.04
Vanguard Equity Index	18,970	(2,818)	300,913	258,657	12,252	21.11
Vanguard High Yield Bond	49,004	(17,991)	31,542	32,411	4,345	7.46
Vanguard International	26,456	(34,847)	254,297	253,916	15,810	16.06
Vanguard Mid-Cap Index	38,692	(1,951)	119,599	133,053	11,070	12.02
Vanguard REIT Index	25,910	(3,130)	61,168	73,268	8,828	8.30
Vanguard Small Company Growth	6,990	(1,142)	78,716	82,918	6,160	13.46
Vanguard Total Bond Market Index	11,279	(782)	67,958	69,212	5,880	11.77
Vanguard Total Stock Market Index	65,771	(3,276)	173,721	195,655	9,004	21.73
Wanger USA	162,150	(205,528)	646,975	634,514	23,115	27.45

  1  Reference Note 1 for name changes, reorganizations and commencement dates.

  2  Net asset values represent the amounts published by the underlying mutual funds and may differ slightly due to rounding to those amounts calculated from the information presented in the financial statements.

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING

The changes in Units outstanding for the years ended December 31, 2009, and 2008 were as follows:

	2009			2008
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
PREMIER Variable Universal Life
AIM Capital Appreciation I	21,999	(37,081)	(15,082)	20,862	(22,190)	(1,328)
AIM Capital Appreciation II	2,326	(840)	1,486	1,137	(462)	675
AIM Capital Development Series I	2,011	(1,231)	780	611	(962)	(351)
AIM Capital Development Series II	1,940	(2,047)	(107)	917	(3,351)	(2,434)
AIM Global Healthcare	215	(140)	75	378	(581)	(203)
AIM Global Real Estate	7,375	(9,462)	(2,087)	5,565	(13,897)	(8,332)
AIM International Growth I	12,647	(36,142)	(23,495)	34,311	(33,972)	339
AIM International Growth II	16,941	(31,057)	(14,116)	23,017	(21,999)	1,018
American Century Balanced	13,894	(34,541)	(20,647)	28,390	(23,814)	4,576
American Century Inflation Protection II	11,776	(5,339)	6,437	7,601	(5,594)	2,007
American Century International	12,972	(16,495)	(3,523)	13,977	(16,157)	(2,180)
American Century Large Company Value II	3,270	(3,110)	160	1,463	(1,178)	285
American Century Ultra I	1,698	(763)	935	1,439	(630)	809
American Century Ultra II	2,744	(390)	2,354	717	(129)	588
American Century Value	11,325	(17,997)	(6,672)	10,589	(16,395)	(5,806)
Dreyfus Appreciation	8,515	(13,761)	(5,246)	8,495	(12,495)	(4,000)
Dreyfus MidCap Stock	14,879	(21,364)	(6,485)	14,333	(20,362)	(6,029)
Dreyfus Quality Bond	5,026	(7,569)	(2,543)	6,250	(8,217)	(1,967)
Dreyfus Socially Responsible	5,799	(12,697)	(6,898)	7,810	(8,762)	(952)
Dreyfus Stock Index	57,370	(101,789)	(44,419)	230,643	(161,137)	69,506
Dreyfus Technology Growth	36,645	(32,601)	4,044	29,744	(34,172)	(4,428)
DWS Balanced VIP A	9,064	(20,163)	(11,099)	8,137	(12,543)	(4,406)
DWS International VIP A	3,357	(4,947)	(1,590)	2,817	(3,267)	(450)

Symetra Separate Account SL

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2009			2008
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
PREMIER Variable Universal Life (Continued)
Federated Capital Income	1,558	(2,253)	(695)	1,245	(1,902)	(657)
Federated High Income Bond	2,371	(2,727)	(356)	2,908	(2,654)	254
Fidelity Asset Manager	2,556	(2,827)	(271)	2,608	(5,594)	(2,986)
Fidelity Asset Manager Growth	1,749	(1,482)	267	1,750	(7,492)	(5,742)
Fidelity Balanced	865	(1,416)	(551)	1,048	(1,637)	(589)
Fidelity Contrafund	56,307	(61,240)	(4,933)	59,092	(54,750)	4,342
Fidelity Equity Income	17,302	(23,398)	(6,096)	18,685	(25,470)	(6,785)
Fidelity Growth	49,617	(71,235)	(21,618)	45,300	(60,531)	(15,231)
Fidelity Growth & Income	17,946	(21,792)	(3,846)	25,781	(23,273)	2,508
Fidelity Growth Opportunities	12,369	(18,443)	(6,074)	12,522	(13,291)	(769)
Fidelity High Income	2,689	(3,394)	(705)	2,594	(3,972)	(1,378)
Fidelity Index 500	20,634	(54,860)	(34,226)	18,935	(30,878)	(11,943)
Fidelity Investment Grade Bond	107	(232)	(125)	131	(488)	(357)
Fidelity Mid-Cap Advisor II	73,158	(31,929)	41,229	21,795	(19,959)	1,836
Fidelity Money Market Fund	315,061	(306,330)	8,731	415,850	(485,673)	(69,823)
Fidelity Overseas	2,647	(4,683)	(2,036)	2,109	(3,346)	(1,237)
Franklin Flex Cap Growth Securities	32,010	(5,998)	26,012	1,466	(852)	614
Franklin Income Securities Fund Class II	4,148	(9,790)	(5,642)	15,771	(12,585)	3,186
Franklin Small Cap Value Fund II	22,372	(18,035)	4,337	18,166	(13,644)	4,522
Franklin Small-Mid Cap Growth II	21,841	(23,607)	(1,766)	23,837	(26,262)	(2,425)
Franklin U.S. Government II	12,079	(10,892)	1,187	7,938	(8,836)	(898)
ING Global Resources	496	(1,502)	(1,006)	329	(552)	(223)
ING JP Morgan Emerging Markets Equity I	524	(3,520)	(2,996)	651	(1,082)	(431)
JP Morgan Insurance Trust International Equity I1	16,727	(4,437)	12,290	-	-	-
JP Morgan Insurance Trust Mid Cap Value I1	59,552	(19,374)	40,178	-	-	-
JP Morgan Insurance Trust U.S. Equity I	43,851	(7,324)	36,527	-	-	-
JP Morgan International Equity[1]	854	(12,277)	(11,423)	3,385	(5,247)	(1,862)
JP Morgan Mid-Cap Value[1]	4,780	(47,611)	(42,831)	11,840	(17,411)	(5,571)
JP Morgan US Large Cap Core Equity[1]	4,801	(69,241)	(64,440)	10,052	(14,762)	(4,710)
Mutual Shares Securities	5,331	(28,499)	(23,168)	21,580	(39,762)	(18,182)
PIMCO All Asset Portfolio Advisor	2,659	(273)	2,386	1,871	(2,751)	(880)
PIMCO Commodity Fund Admin	17,027	(11,578)	5,449	18,665	(19,918)	(1,253)
Pioneer Bond VCT Class I	6,176	(8,622)	(2,446)	7,469	(16,532)	(9,063)
Pioneer Emerging Markets VCT Class II	17,104	(15,776)	1,328	11,904	(19,167)	(7,263)
Pioneer Equity Income VCT Class II	3,704	(10,091)	(6,387)	16,860	(4,925)	11,935
Pioneer Fund VCT Class I	40,290	(48,230)	(7,940)	34,826	(55,879)	(21,053)
Pioneer Growth Opportunities VCT Class I	45,934	(67,932)	(21,998)	48,460	(86,241)	(37,781)
Pioneer High Yield VCT Class II	3,007	(1,937)	1,070	1,745	(1,706)	39
Pioneer Mid-Cap Value VCT Class I	9,510	(16,693)	(7,183)	10,593	(27,304)	(16,711)
Pioneer Real Estate VCT Class II	14,663	(11,779)	2,884	12,990	(13,921)	(931)
Pioneer Small-Cap Value VCT Class I1	3,054	(48,801)	(45,747)	6,301	(17,890)	(11,589)
Pioneer Small-Cap Value VCT Class II1	1,919	(16,099)	(14,180)	3,149	(3,602)	(453)
Pioneer Strategic Income VCT Class II	11,112	(6,355)	4,757	5,969	(1,237)	4,732
Templeton Developing Markets II	14,632	(15,758)	(1,126)	12,662	(15,243)	(2,581)
Templeton Global Bond Securities II1	6,806	(4,994)	1,812	10,316	(10,504)	(188)
Templeton Growth Securities II	4,338	(8,447)	(4,109)	3,649	(8,144)	(4,495)
Wanger USA	10,430	(12,783)	(2,353)	6,781	(13,961)	(7,180)

Symetra Separate Account SL

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2009			2008
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Enhanced Variable Universal Life
Fidelity Asset Manager	1,768	(3,541)	(1,773)	1,374	(4,089)	(2,715)
Fidelity Asset Manager Growth	373	(790)	(417)	277	(909)	(632)
Fidelity Contrafund	1,384	(3,265)	(1,881)	1,089	(2,543)	(1,454)
Fidelity Equity Income	1,663	(4,747)	(3,084)	1,332	(2,843)	(1,511)
Fidelity Growth	3,049	(6,024)	(2,975)	2,219	(6,553)	(4,334)
Fidelity High Income	634	(1,125)	(491)	601	(1,238)	(637)
Fidelity Index 500	2,394	(5,462)	(3,068)	5,131	(5,316)	(185)
Fidelity Investment Grade Bond	1,111	(1,439)	(328)	582	(990)	(408)
Fidelity Money Market Fund	5,484	(5,797)	(313)	7,703	(10,335)	(2,632)
Fidelity Overseas	1,067	(2,585)	(1,518)	791	(2,729)	(1,938)
ING Global Resources	742	(657)	86	315	(597)	(282)
ING JP Morgan Emerging Markets Equity I	483	(1,123)	(641)	567	(2,051)	(1,484)
Pioneer Bond VCT Class I	317	(441)	(124)	275	(517)	(242)
Pioneer Fund VCT Class I	936	(1,456)	(520)	824	(1,816)	(992)
Pioneer Growth Opportunities VCT Class I	1,387	(2,800)	(1,413)	1,341	(3,595)	(2,254)
Pioneer Mid-Cap Value VCT Class I	162	(555)	(393)	222	(352)	(130)
Symetra Complete & Complete Advisor
AIM Capital Appreciation I	266	(1,113)	(847)	2,308	(1,198)	1,110
AIM Capital Appreciation II	-	-	-	1,065	(1,065)	-
AIM International Growth I	1,556	(649)	907	900	(1,201)	(301)
AIM Small Cap Equity I1	-	(531)	(531)	534	(3)	531
American Century Balanced	-	(14)	(14)	1,726	(1,157)	569
American Century Inflation Protection I	599	(7)	592	47	(621)	(574)
American Century International	69	(4)	65	59	(1)	58
Dreyfus International[1]	314	(314)	-	-	-	-
Dreyfus Technology Growth	740	(150)	590	-	-	-
Fidelity Contrafund	694	(199)	495	3,601	(5,219)	(1,618)
Fidelity High Income	992	(40)	952	-	-	-
Fidelity Mid-Cap Advisor I	940	(612)	328	617	(630)	(13)
Fidelity Money Market Fund	34,919	(18,649)	16,270	40,107	(39,805)	302
Fidelity Overseas	77	(239)	(162)	1,346	(581)	765
Franklin Flex Cap Growth Securities	-	(1)	(1)	-	(1)	(1)
Franklin Founding Allocation Fund Class I	604	(104)	500	255	(1)	254
Franklin Income Securities Fund Class I	-	(4)	(4)	-	(4)	(4)
Franklin Small Cap Value Fund I	65	(2)	63	165	(351)	(186)
Franklin Small-Mid Cap Growth I1	-	-	-	431	(862)	(431)
Franklin U.S. Government I	-	(1)	(1)	56	-	56
Franklin Zero Coupon 2010 I	907	(183)	724	179	(1)	178
Ibbotson Aggressive Growth Class I	492	(28)	464	1,844	(928)	916
Ibbotson Balanced Class I	745	(96)	649	334	(1)	333
Ibbotson Growth Class I	917	(690)	227	779	(8)	771
Ibbotson Income and Growth Class I	994	(791)	203	98	(2)	96
JP Morgan Insurance Government Bond I1	-	(184)	(184)	185	(1)	184
Neuberger Berman Regency Portfolio Class I	430	(185)	245	-	-	-
PIMCO All Asset Portfolio Admin	503	(9)	494	575	(345)	230
PIMCO Commodity Fund Admin	551	(239)	312	844	(383)	461
PIMCO Total Return Admin	2,240	(396)	1,844	1,888	(1,307)	581
Pioneer Emerging Markets VCT Class I	941	(438)	503	507	(313)	194

Symetra Separate Account SL

Notes to Financial Statements

5.  CHANGES IN ACCUMULATION UNITS OUTSTANDING (Continued)

	2009			2008
Sub-Account	Units Issued	Units Redeemed	Increase (Decrease) in Units	Units Issued	Units Redeemed	Increase (Decrease) in Units
Symetra Complete & Complete Advisor (Continued)
Pioneer Equity Income VCT Class I1	7	(1,085)	(1,078)	1,083	(5)	1,078
Pioneer High Yield VCT Class I	338	(783)	(445)	569	(6)	563
Pioneer Real Estate VCT Class I	64	(364)	(300)	835	(5)	830
Pioneer Real Estate VCT Class II	-	-	-	563	(563)	-
Pioneer Small-Cap Value VCT Class I1	-	(47)	(47)	-	(1)	(1)
Summit EAFE International Index	365	(363)	2	550	(81)	469
Summit Russell 2000 Small Cap Index	163	(2)	161	73	(2)	71
Summit S&P Mid Cap 400 Index	157	-	157	-	-	-
Templeton Developing Markets I	164	(26)	138	1,263	(86)	1,177
Templeton Global Bond Securities I1	1,554	(255)	1,299	187	(2)	185
Templeton Growth Securities I	10	(12)	(2)	738	(114)	624
Vanguard Balanced	4	(414)	(410)	573	(5)	568
Vanguard Capital Growth	1,170	(1,046)	124	1,045	(5)	1,040
Vanguard Equity Index	142	(42)	100	8,677	(5,510)	3,167
Vanguard High Yield Bond	511	(213)	298	-	-	-
Vanguard International	313	(673)	(360)	6,043	(2,394)	3,649
Vanguard Mid-Cap Index	616	(29)	587	2,132	(1,090)	1,042
Vanguard REIT Index	362	(47)	315	642	(4)	638
Vanguard Small Company Growth	95	(16)	79	2,056	(1,146)	910
Vanguard Total Bond Market Index	80	(7)	73	1,536	(990)	546
Vanguard Total Stock Market Index	978	(48)	930	1,434	(10)	1,424

  1  Reference Note 1 for name changes, reorganizations and commencement dates.

6.  ACCUMULATION UNIT VALUES

The following table summarizes the Unit values and Units outstanding for sub-accounts by variable life contracts, net investment income ratios and the expense ratios, excluding expenses of the underlying funds, and total returns for each of the five years in the period ended December 31, 2009.

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
AIM Capital Appreciation I
PREMIER Variable Universal Life
2009	$7.579	121,412	$920,246	0.62%	0.70%	20.23%
2008	6.304	136,494	860,454	0.00%	0.70%	(42.89%)
2007	11.039	137,822	1,521,435	0.00%	0.70%	11.23%
2006	9.925	139,708	1,386,568	0.06%	0.70%	(0.75%)
Symetra Complete & Complete Advisor
2009	68.995	264	18,189	0.00%	0.75%	21.08%
2008	56.984	1,110	63,263	0.00%	0.75%	(42.49%)
2007	99.089	-	-	0.00%	0.75%	(0.91%)
AIM Capital Appreciation II
PREMIER Variable Universal Life
2009	9.365	2,438	22,831	0.34%	0.70%	19.86%
2008	7.813	952	7,434	0.00%	0.70%	(43.02%)
2007	13.713	277	3,799	0.00%	0.70%	10.95%
2006	12.359	76	943	0.00%	0.70%	5.32%
2005	11.735	32	368	0.00%	0.70%	16.06%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
AIM Capital Development Series I
PREMIER Variable Universal Life
2009	$15.279	5,595	$85,480	0.00%	0.70%	41.38%
2008	10.807	4,815	52,035	0.00%	0.70%	(47.40%)
2007	20.544	5,166	106,143	0.00%	0.70%	10.07%
2006	18.665	7,255	135,417	0.00%	0.70%	15.71%
2005	16.131	13,582	219,091	0.00%	0.70%	8.85%
AIM Capital Development Series II
PREMIER Variable Universal Life
2009	8.656	2,309	19,983	0.00%	0.70%	41.00%
2008	6.139	2,416	14,830	0.00%	0.70%	(47.49%)
2007	11.692	4,850	56,713	0.00%	0.70%	9.77%
2006	10.651	1,942	20,690	0.00%	0.70%	6.51%
AIM Global Healthcare
PREMIER Variable Universal Life
2009	14.245	1,345	19,152	0.38%	0.70%	26.78%
2008	11.236	1,270	14,259	0.00%	0.70%	(29.12%)
2007	15.852	1,473	23,342	0.00%	0.70%	11.07%
2006	14.272	1,363	19,447	0.00%	0.70%	4.50%
2005	13.657	2,536	34,638	0.00%	0.70%	7.40%
AIM Global Real Estate
PREMIER Variable Universal Life
2009	24.194	23,758	574,822	0.00%	0.70%	30.61%
2008	18.524	25,845	478,770	4.84%	0.70%	(45.03%)
2007	33.701	34,177	1,151,839	5.38%	0.70%	(6.20%)
2006	35.929	37,237	1,337,901	1.03%	0.70%	41.61%
2005	25.372	42,064	1,067,241	1.00%	0.70%	13.44%
AIM International Growth I
PREMIER Variable Universal Life
2009	21.451	49,707	1,066,298	1.32%	0.70%	34.30%
2008	15.973	73,202	1,169,263	0.58%	0.70%	(40.80%)
2007	26.980	72,863	1,965,828	0.44%	0.70%	13.92%
2006	23.684	71,106	1,684,092	0.83%	0.70%	27.34%
2005	18.599	86,991	1,617,920	1.02%	0.70%	17.11%
Symetra Complete & Complete Advisor
2009	79.298	1,548	122,714	3.87%	0.75%	35.24%
2008	58.634	641	37,582	0.45%	0.75%	(40.38%)
2007	98.346	942	92,678	0.36%	0.75%	(1.65%)
AIM International Growth II
PREMIER Variable Universal Life
2009	10.627	44,928	477,452	1.32%	0.70%	33.98%
2008	7.932	59,044	468,360	0.47%	0.70%	(40.96%)
2007	13.436	58,026	779,643	0.52%	0.70%	13.64%
2006	11.823	33,215	392,697	1.58%	0.70%	18.23%
AIM Small Cap Equity I1
Symetra Complete & Complete Advisor
2009	83.250	-	-	0.00%	0.75%	21.29%
2008	68.638	531	36,472	0.00%	0.75%	(31.31%)
2007	99.925	-	-	0.00%	0.75%	(0.08%)

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Century Balanced
PREMIER Variable Universal Life
2009	$14.846	78,884	$1,171,134	5.31%	0.70%	14.68%
2008	12.946	99,531	1,288,536	2.59%	0.70%	(20.89%)
2007	16.364	94,955	1,553,874	2.03%	0.70%	4.20%
2006	15.705	96,719	1,518,940	1.89%	0.70%	8.86%
2005	14.427	95,909	1,383,662	1.65%	0.70%	4.20%
Symetra Complete & Complete Advisor
2009	96.544	556	53,633	5.27%	0.75%	15.48%
2008	83.600	569	47,579	0.00%	0.75%	(20.33%)
2007	104.935	-	-	0.00%	0.75%	4.94%
American Century Inflation Protection I
Symetra Complete & Complete Advisor
2009	108.805	686	74,674	2.36%	0.75%	10.46%
2008	98.498	94	9,274	4.79%	0.75%	(1.28%)
2007	99.777	668	66,673	0.01%	0.75%	(0.22%)
American Century Inflation Protection II
PREMIER Variable Universal Life
2009	11.724	19,431	227,770	1.90%	0.70%	9.48%
2008	10.709	12,994	139,129	4.78%	0.70%	(2.29%)
2007	10.960	10,987	120,386	4.41%	0.70%	8.77%
2006	10.076	6,180	62,271	3.16%	0.70%	0.86%
2005	9.990	1,531	15,295	3.24%	0.70%	(0.10%)
American Century International
PREMIER Variable Universal Life
2009	15.437	65,730	1,014,725	2.06%	0.70%	32.83%
2008	11.622	69,253	804,850	0.78%	0.70%	(45.21%)
2007	21.211	71,433	1,515,180	0.66%	0.70%	17.23%
2006	18.094	72,745	1,316,248	1.56%	0.70%	24.16%
2005	14.573	72,558	1,057,423	1.17%	0.70%	12.46%
Symetra Complete & Complete Advisor
2009	87.134	123	10,707	2.01%	0.75%	33.76%
2008	65.140	58	3,749	10.76%	0.75%	(44.82%)
2007	118.056	-	-	0.00%	0.75%	18.06%
American Century Large Company Value II
PREMIER Variable Universal Life
2009	9.428	3,711	34,985	4.94%	0.70%	19.09%
2008	7.917	3,551	28,118	2.03%	0.70%	(37.86%)
2007	12.741	3,266	41,628	0.55%	0.70%	(2.04%)
2006	13.006	3,218	41,860	0.01%	0.70%	18.95%
2005	10.934	458	5,012	2.68%	0.70%	7.99%
American Century Ultra I
PREMIER Variable Universal Life
2009	11.867	6,332	75,133	0.27%	0.70%	33.55%
2008	8.886	5,397	47,955	0.00%	0.70%	(41.89%)
2007	15.292	4,588	70,159	0.00%	0.70%	20.17%
2006	12.725	3,781	48,112	0.00%	0.70%	(3.95%)
2005	13.248	3,173	42,040	0.00%	0.70%	1.46%
American Century Ultra II
PREMIER Variable Universal Life
2009	9.434	3,879	36,597	0.17%	0.70%	33.59%
2008	7.062	1,525	10,773	0.00%	0.70%	(42.06%)
2007	12.188	937	11,419	0.00%	0.70%	21.88%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
American Century Value
PREMIER Variable Universal Life
2009	$12.731	51,658	$657,653	5.81%	0.70%	19.03%
2008	10.696	58,330	623,884	2.42%	0.70%	(27.28%)
2007	14.709	64,136	943,419	1.72%	0.70%	(5.81%)
2006	15.616	84,071	1,312,846	1.77%	0.70%	17.83%
2005	13.253	156,361	2,072,249	0.41%	0.70%	4.31%
Dreyfus Appreciation
PREMIER Variable Universal Life
2009	10.030	52,509	526,654	2.70%	0.70%	21.69%
2008	8.242	57,755	475,966	2.03%	0.70%	(30.04%)
2007	11.781	61,755	727,525	1.52%	0.70%	6.38%
2006	11.074	60,825	673,598	1.57%	0.70%	15.67%
2005	9.574	63,397	606,991	0.02%	0.70%	3.65%
Dreyfus International[1]
Symetra Complete & Complete Advisor
2009	80.704	-	-	0.00%	0.75%	30.97%
2008	61.619	-	-	0.00%	0.75%	(37.32%)
2007	98.308	-	-	0.00%	0.75%	(1.69%)
Dreyfus MidCap Stock
PREMIER Variable Universal Life
2009	11.729	82,553	968,257	1.43%	0.70%	34.57%
2008	8.716	89,038	776,079	0.95%	0.70%	(40.84%)
2007	14.732	95,067	1,400,542	0.42%	0.70%	0.79%
2006	14.617	107,868	1,576,743	0.38%	0.70%	7.00%
2005	13.661	119,188	1,628,224	0.03%	0.70%	8.41%
Dreyfus Quality Bond
PREMIER Variable Universal Life
2009	15.622	34,201	534,297	4.76%	0.70%	14.15%
2008	13.685	36,744	502,837	4.90%	0.70%	(4.85%)
2007	14.382	38,711	556,753	4.83%	0.70%	2.82%
2006	13.988	42,198	590,275	4.58%	0.70%	3.51%
2005	13.514	45,412	613,708	3.60%	0.70%	1.76%
Dreyfus Socially Responsible
PREMIER Variable Universal Life
2009	6.545	37,558	245,805	1.01%	0.70%	32.84%
2008	4.927	44,456	219,049	0.75%	0.70%	(34.89%)
2007	7.567	45,408	343,590	0.53%	0.70%	7.03%
2006	7.070	45,299	320,253	0.11%	0.70%	8.45%
2005	6.519	49,648	323,681	0.00%	0.70%	2.89%
Dreyfus Stock Index
PREMIER Variable Universal Life
2009	12.857	73,652	946,968	1.91%	0.70%	25.17%
2008	10.272	118,070	1,212,848	1.95%	0.70%	(37.76%)
2007	16.504	48,564	801,487	1.01%	0.70%	4.26%
2006	15.830	104,112	1,648,104	1.39%	0.70%	14.40%
2005	13.837	41,986	580,950	1.23%	0.70%	3.71%
Dreyfus Technology Growth
PREMIER Variable Universal Life
2009	4.352	119,849	521,565	0.44%	0.70%	56.60%
2008	2.779	115,805	321,881	0.00%	0.70%	(41.61%)
2007	4.759	120,233	572,176	0.00%	0.70%	13.92%
2006	4.177	119,593	499,585	0.00%	0.70%	3.57%
2005	4.033	112,096	452,058	0.00%	0.70%	3.07%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Dreyfus Technology Growth (Continued)
Symetra Complete & Complete Advisor
2009	$106.393	590	$62,823	0.00%	0.75%	57.67%
2008	67.479	-	-	0.00%	0.75%	(41.18%)
2007	114.725			0.00%	0.75%
DWS Balanced VIP A
PREMIER Variable Universal Life
2009	9.990	57,109	570,505	3.89%	0.70%	22.58%
2008	8.150	68,208	555,912	4.03%	0.70%	(27.84%)
2007	11.295	72,614	820,149	3.27%	0.70%	4.11%
2006	10.849	77,469	840,463	2.54%	0.70%	9.48%
2005	9.910	84,264	835,050	2.92%	0.70%	3.39%
DWS International VIP A
PREMIER Variable Universal Life
2009	7.925	24,833	196,800	4.35%	0.70%	32.59%
2008	5.977	26,423	157,931	1.39%	0.70%	(48.58%)
2007	11.623	26,873	312,333	2.37%	0.70%	13.79%
2006	10.215	27,242	278,272	1.87%	0.70%	25.05%
2005	8.169	27,557	225,129	1.57%	0.70%	15.35%
Federated Capital Income
PREMIER Variable Universal Life
2009	9.950	8,434	83,925	6.30%	0.70%	27.38%
2008	7.811	9,130	71,315	5.74%	0.70%	(20.93%)
2007	9.879	9,787	96,686	4.96%	0.70%	3.31%
2006	9.563	10,324	98,726	6.03%	0.70%	14.84%
2005	8.327	12,311	102,522	4.88%	0.70%	5.54%
Federated High Income Bond
PREMIER Variable Universal Life
2009	16.211	13,135	212,961	11.21%	0.70%	51.77%
2008	10.681	13,491	144,105	9.68%	0.70%	(26.51%)
2007	14.533	13,237	192,389	7.77%	0.70%	2.70%
2006	14.151	13,506	191,120	8.33%	0.70%	10.04%
2005	12.860	13,656	175,621	7.18%	0.70%	1.94%
Fidelity Asset Manager
PREMIER Variable Universal Life
2009	15.255	19,998	305,061	2.44%	0.70%	28.21%
2008	11.898	20,269	241,153	2.57%	0.70%	(29.22%)
2007	16.809	23,255	390,872	6.14%	0.70%	14.70%
2006	14.655	22,436	328,802	2.81%	0.70%	6.57%
2005	13.752	27,142	373,249	3.04%	0.70%	3.32%
Fidelity Asset Manager
Enhanced Variable Universal Life
2009	288.276	14,766	4,256,826	2.37%	0.90%	27.96%
2008	225.293	16,539	3,726,211	2.50%	0.90%	(29.36%)
2007	318.920	19,254	6,140,613	6.06%	0.90%	14.46%
2006	278.621	21,818	6,079,100	2.74%	0.90%	6.36%
2005	261.965	25,103	6,576,040	2.76%	0.90%	3.12%
Fidelity Asset Manager Growth
PREMIER Variable Universal Life
2009	13.274	15,593	206,978	1.64%	0.70%	31.99%
2008	10.057	15,326	154,141	1.69%	0.70%	(36.26%)
2007	15.778	21,068	332,423	4.21%	0.70%	18.13%
2006	13.357	20,659	275,929	2.12%	0.70%	6.24%
2005	12.572	26,141	328,636	2.32%	0.70%	3.17%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Asset Manager Growth (Continued)
Enhanced Variable Universal Life
2009	$208.897	1,775	$370,856	1.53%	0.90%	31.72%
2008	158.595	2,192	347,654	1.74%	0.90%	(36.39%)
2007	249.311	2,824	704,048	4.06%	0.90%	17.90%
2006	211.467	3,268	691,147	2.06%	0.90%	6.03%
2005	199.439	3,645	726,900	2.57%	0.90%	2.96%
Fidelity Balanced
PREMIER Variable Universal Life
2009	15.057	5,526	83,203	1.84%	0.70%	37.63%
2008	10.940	6,076	66,476	1.72%	0.70%	(34.42%)
2007	16.681	6,665	111,176	3.58%	0.70%	8.28%
2006	15.406	8,205	126,401	2.02%	0.70%	10.93%
2005	13.888	9,036	125,489	2.61%	0.70%	5.03%
Fidelity Contrafund
PREMIER Variable Universal Life
2009	20.143	181,550	3,657,017	1.42%	0.70%	34.76%
2008	14.947	186,483	2,787,391	1.02%	0.70%	(42.92%)
2007	26.184	182,141	4,769,214	0.97%	0.70%	16.77%
2006	22.424	186,297	4,177,560	1.31%	0.70%	10.94%
2005	20.213	173,340	3,503,681	0.24%	0.70%	16.13%
Enhanced Variable Universal Life
2009	338.273	13,529	4,576,688	1.40%	0.90%	34.49%
2008	251.516	15,410	3,875,957	0.98%	0.90%	(43.03%)
2007	441.487	16,864	7,444,903	0.91%	0.90%	16.53%
2006	378.851	18,515	7,014,368	1.28%	0.90%	10.72%
2005	342.174	20,031	6,853,926	0.30%	0.90%	15.89%
Symetra Complete & Complete Advisor
2009	91.740	1,322	121,257	1.83%	0.75%	35.71%
2008	67.600	827	55,878	0.37%	0.75%	(42.51%)
2007	117.592	2,445	287,580	0.87%	0.75%	17.59%
Fidelity Equity Income
PREMIER Variable Universal Life
2009	13.996	83,401	1,167,336	2.30%	0.70%	29.29%
2008	10.825	89,497	968,796	2.56%	0.70%	(43.05%)
2007	19.009	96,282	1,830,234	1.82%	0.70%	0.82%
2006	18.855	97,283	1,834,252	3.33%	0.70%	19.36%
2005	15.797	109,855	1,735,354	1.95%	0.70%	5.13%
Enhanced Variable Universal Life
2009	379.077	15,088	5,719,822	2.21%	0.90%	29.04%
2008	293.763	18,172	5,338,463	2.49%	0.90%	(43.17%)
2007	516.906	19,683	10,174,457	1.72%	0.90%	0.62%
2006	513.741	21,845	11,222,852	3.35%	0.90%	19.12%
2005	431.280	23,444	10,111,090	1.63%	0.90%	4.92%
Fidelity Growth
PREMIER Variable Universal Life
2009	12.660	249,685	3,161,150	0.45%	0.70%	27.39%
2008	9.938	271,303	2,696,281	0.82%	0.70%	(47.54%)
2007	18.943	286,534	5,427,863	0.82%	0.70%	26.08%
2006	15.025	299,440	4,499,190	0.39%	0.70%	6.11%
2005	14.160	325,874	4,614,531	0.54%	0.70%	5.06%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Growth (Continued)
Enhanced Variable Universal Life
2009	$304.807	24,566	$7,487,965	0.44%	0.90%	27.14%
2008	239.746	27,540	6,602,801	0.79%	0.90%	(47.64%)
2007	457.896	31,874	14,595,190	0.82%	0.90%	25.82%
2006	363.926	35,321	12,854,148	0.40%	0.90%	5.90%
2005	343.665	40,219	13,821,736	0.52%	0.90%	4.85%
Fidelity Growth & Income
PREMIER Variable Universal Life
2009	13.332	76,223	1,016,180	1.09%	0.70%	26.32%
2008	10.554	80,069	845,056	1.26%	0.70%	(42.11%)
2007	18.231	77,561	1,413,978	1.79%	0.70%	11.34%
2006	16.374	76,143	1,246,768	0.90%	0.70%	12.39%
2005	14.569	77,572	1,130,140	1.82%	0.70%	6.89%
Fidelity Growth Opportunities
PREMIER Variable Universal Life
2009	9.215	72,346	666,694	0.48%	0.70%	44.82%
2008	6.363	78,420	498,967	0.43%	0.70%	(55.33%)
2007	14.244	79,189	1,128,001	0.00%	0.70%	22.32%
2006	11.645	82,320	958,644	0.73%	0.70%	4.72%
2005	11.120	93,097	1,035,252	0.95%	0.70%	8.13%
Fidelity High Income
PREMIER Variable Universal Life
2009	12.136	21,922	265,952	8.15%	0.70%	42.96%
2008	8.489	22,628	192,096	8.48%	0.70%	(25.52%)
2007	11.397	24,006	273,584	8.24%	0.70%	2.07%
2006	11.166	24,475	273,288	7.26%	0.70%	10.47%
2005	10.108	27,183	274,775	14.84%	0.70%	1.99%
Enhanced Variable Universal Life
2009	193.108	5,028	970,543	8.03%	0.90%	42.67%
2008	135.354	5,519	746,980	8.41%	0.90%	(25.66%)
2007	182.067	6,156	1,120,801	7.68%	0.90%	1.86%
2006	178.742	7,220	1,290,568	7.56%	0.90%	10.24%
2005	162.135	7,965	1,291,415	14.81%	0.90%	1.78%
Symetra Complete & Complete Advisor
2009	109.919	952	104,671	8.93%	0.75%	45.25%
2008	75.675	-	-	0.00%	0.75%	(24.98%)
2007	100.879	-	-	0.00%	0.90%	1.86%
Fidelity Index 500
PREMIER Variable Universal Life
2009	13.754	143,366	1,971,807	2.45%	0.70%	25.72%
2008	10.940	177,592	1,942,825	2.17%	0.70%	(37.44%)
2007	17.486	189,535	3,314,287	3.59%	0.70%	4.70%
2006	16.701	192,169	3,209,479	1.77%	0.70%	14.93%
2005	14.532	223,129	3,242,589	1.81%	0.70%	4.09%
Enhanced Variable Universal Life
2009	285.568	13,146	3,754,200	2.62%	0.90%	25.47%
2008	227.595	16,213	3,690,112	2.27%	0.90%	(37.56%)
2007	364.521	16,398	5,977,607	3.59%	0.90%	4.49%
2006	348.859	20,203	7,048,196	1.81%	0.90%	14.70%
2005	304.162	20,496	6,233,981	1.94%	0.90%	3.89%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Investment Grade Bond
PREMIER Variable Universal Life
2009	$18.305	1,264	$23,132	8.84%	0.70%	14.92%
2008	15.929	1,389	22,127	4.58%	0.70%	(3.93%)
2007	16.580	1,746	28,942	4.62%	0.70%	3.62%
2006	16.001	2,553	40,855	4.11%	0.70%	3.62%
2005	15.442	3,046	47,040	3.43%	0.70%	1.48%
Enhanced Variable Universal Life
2009	250.850	5,668	1,421,739	9.06%	0.90%	14.69%
2008	218.727	5,995	1,311,352	4.12%	0.90%	(4.12%)
2007	228.118	6,403	1,460,690	4.19%	0.90%	3.41%
2006	220.601	6,561	1,447,264	3.72%	0.90%	3.42%
2005	213.313	5,975	1,274,473	3.38%	0.90%	1.28%
Fidelity Mid-Cap Advisor I
Symetra Complete & Complete Advisor
2009	85.063	979	83,299	1.35%	0.75%	40.09%
2008	60.722	651	39,554	0.51%	0.75%	(39.44%)
2007	100.271	664	66,576	0.27%	0.75%	0.27%
Fidelity Mid-Cap Advisor II
PREMIER Variable Universal Life
2009	13.024	85,889	1,118,606	0.54%	0.70%	38.77%
2008	9.385	44,660	419,123	0.25%	0.70%	(40.03%)
2007	15.649	42,824	670,135	0.54%	0.70%	14.53%
2006	13.663	33,093	452,162	0.07%	0.70%	11.62%
2005	12.241	7,287	89,201	0.00%	0.70%	21.85%
Fidelity Money Market Fund
PREMIER Variable Universal Life
2009	13.963	94,520	1,319,349	0.71%	0.70%	0.02%
2008	13.960	85,789	1,197,222	2.96%	0.70%	2.30%
2007	13.646	155,612	2,123,169	5.07%	0.70%	4.48%
2006	13.060	99,398	1,298,099	4.76%	0.70%	4.15%
2005	12.540	183,697	2,303,621	3.01%	0.70%	2.31%
Enhanced Variable Universal Life
2009	168.947	5,057	854,181	0.73%	0.90%	(0.18%)
2008	169.253	5,371	908,754	2.96%	0.90%	2.10%
2007	165.769	8,003	1,326,420	5.07%	0.90%	4.27%
2006	158.977	5,930	942,644	4.74%	0.90%	3.94%
2005	152.952	12,093	1,849,603	2.99%	0.90%	2.11%
Symetra Complete & Complete Advisor
2009	109.184	16,572	1,809,474	0.40%	0.75%	0.72%
2008	108.402	302	32,827	3.90%	0.75%	3.02%
2007	105.220	-	-	3.37%	0.75%	5.22%
Fidelity Overseas
PREMIER Variable Universal Life
2009	14.433	23,172	334,432	2.17%	0.70%	25.65%
2008	11.487	25,208	289,554	2.63%	0.70%	(44.19%)
2007	20.584	26,445	544,368	3.31%	0.70%	16.49%
2006	17.671	27,050	477,987	0.90%	0.70%	17.26%
2005	15.070	33,232	500,805	0.63%	0.70%	18.22%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Fidelity Overseas (Continued)
Enhanced Variable Universal Life
2009	$233.455	10,678	$2,492,947	2.15%	0.90%	25.40%
2008	186.174	12,197	2,270,757	2.53%	0.90%	(44.31%)
2007	334.300	14,135	4,725,433	3.27%	0.90%	16.26%
2006	287.556	15,972	4,592,831	0.86%	0.90%	17.02%
2005	245.722	16,993	4,175,494	0.66%	0.90%	17.98%
Symetra Complete & Complete Advisor
2009	70.083	603	42,255	2.32%	0.75%	26.53%
2008	55.389	765	42,363	3.20%	0.75%	(43.80%)
2007	98.564	-	-	0.00%	0.75%	(1.44%)
Franklin Flex Cap Growth Securities
PREMIER Variable Universal Life
2009	11.362	28,075	319,004	0.00%	0.70%	32.04%
2008	8.605	2,063	17,753	0.14%	0.70%	(35.76%)
2007	13.395	1,449	19,417	0.12%	0.70%	13.52%
2006	11.800	998	11,777	0.02%	0.70%	4.47%
2005	11.295	61	689	0.14%	0.70%	12.23%
Symetra Complete & Complete Advisor
2009	98.334	39	3,862	0.00%	0.75%	32.97%
2008	73.953	40	2,981	0.13%	0.75%	(35.31%)
2007	114.322	41	4,732	0.00%	0.75%	14.32%
Franklin Founding Allocation Fund Class I
Symetra Complete & Complete Advisor
2009	87.777	754	66,212	3.77%	0.75%	30.47%
2008	67.276	254	17,061	2.65%	0.75%	(32.72%)
Franklin Income Securities Fund Class I
Symetra Complete & Complete Advisor
2009	95.922	137	13,163	8.27%	0.75%	35.88%
2008	70.591	141	9,942	5.52%	0.75%	(29.41%)
2007	100.000	145	14,465	0.00%	0.75%	0.00%
Franklin Income Securities Fund Class II
PREMIER Variable Universal Life
2009	11.989	10,984	131,689	8.37%	0.70%	34.65%
2008	8.904	16,626	148,038	5.98%	0.70%	(30.14%)
2007	12.746	13,440	171,309	3.34%	0.70%	3.03%
2006	12.371	7,304	90,362	3.41%	0.70%	17.42%
2005	10.536	3,899	41,081	0.89%	0.70%	4.60%
Franklin Small Cap Value Fund I
Symetra Complete & Complete Advisor
2009	87.569	108	9,443	2.11%	0.75%	29.55%
2008	67.597	45	3,056	1.69%	0.75%	(32.87%)
2007	100.695	231	23,212	0.00%	0.75%	0.70%
Franklin Small Cap Value Fund II
PREMIER Variable Universal Life
2009	11.019	36,611	403,422	1.72%	0.70%	28.25%
2008	8.592	32,273	277,282	1.13%	0.70%	(33.48%)
2007	12.917	27,751	358,448	0.62%	0.70%	(3.06%)
2006	13.325	13,510	180,016	0.66%	0.70%	16.17%
2005	11.470	2,540	29,133	0.24%	0.70%	14.01%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Franklin Small-Mid Cap Growth I1
Symetra Complete & Complete Advisor
2009	$83.246	-	$-	0.00%	0.75%	43.95%
2008	57.831	-	-	0.00%	0.75%	(42.34%)
2007	100.300	431	43,250	0.00%	0.75%	0.30%
Franklin Small-Mid Cap Growth II
PREMIER Variable Universal Life
2009	7.713	84,694	653,279	0.00%	0.70%	42.57%
2008	5.410	86,460	467,760	0.00%	0.70%	(42.90%)
2007	9.474	88,885	842,101	0.00%	0.70%	10.46%
2006	8.577	100,683	863,541	0.00%	0.70%	7.94%
2005	7.946	95,757	760,896	0.00%	0.70%	4.06%
Franklin U.S. Government I
Symetra Complete & Complete Advisor
2009	111.604	55	6,111	4.00%	0.75%	3.34%
2008	107.996	56	6,070	0.00%	0.75%	7.91%
2007	100.078	-	-	0.00%	0.75%	0.08%
Franklin U.S. Government II
PREMIER Variable Universal Life
2009	16.093	27,174	437,317	3.99%	0.70%	2.37%
2008	15.720	25,987	408,505	4.88%	0.70%	6.84%
2007	14.713	26,885	395,575	4.75%	0.70%	5.86%
2006	13.899	25,532	354,875	4.25%	0.70%	3.29%
2005	13.456	32,263	434,123	4.34%	0.70%	1.69%
Franklin Zero Coupon 2010 I
Symetra Complete & Complete Advisor
2009	108.107	902	97,504	0.00%	0.75%	0.44%
2008	107.629	178	19,142	0.00%	0.75%	7.50%
2007	100.123	-	-	0.00%	0.75%	0.12%
Ibbotson Aggressive Growth Class I
Symetra Complete & Complete Advisor
2009	80.099	1,380	110,515	0.69%	0.75%	27.79%
2008	62.681	916	57,415	0.64%	0.75%	(36.57%)
2007	98.825	-	-	0.00%	0.75%	(1.18%)
Ibbotson Balanced Class I
Symetra Complete & Complete Advisor
2009	90.425	982	88,766	1.62%	0.75%	19.74%
2008	75.517	333	25,146	1.67%	0.75%	(23.74%)
2007	99.029	-	-	0.00%	0.75%	(0.97%)
Ibbotson Growth Class I
Symetra Complete & Complete Advisor
2009	84.907	1,093	92,839	1.03%	0.75%	24.94%
2008	67.956	867	58,911	0.12%	0.75%	(31.30%)
2007	98.923	96	9,542	0.00%	0.75%	(1.08%)
Ibbotson Income and Growth Class I
Symetra Complete & Complete Advisor
2009	96.158	298	28,682	0.71%	0.75%	13.72%
2008	84.556	96	8,077	3.55%	0.75%	(14.95%)
2007	99.421	-	-	0.00%	0.75%	(0.58%)

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
ING Global Resources
PREMIER Variable Universal Life
2009	$21.098	4,289	$90,524	0.32%	0.70%	36.56%
2008	15.450	5,295	81,829	1.58%	0.70%	(41.41%)
2007	26.371	5,518	145,531	0.16%	0.70%	32.07%
2006	19.967	5,482	109,450	0.04%	0.70%	20.89%
2005	16.517	5,609	92,650	0.84%	0.70%	41.86%
Enhanced Variable Universal Life
2009	270.532	2,443	661,012	0.30%	0.90%	36.28%
2008	198.510	2,357	468,059	1.61%	0.90%	(41.53%)
2007	339.507	2,639	895,891	0.15%	0.90%	31.81%
2006	257.569	2,318	596,922	0.00%	0.90%	20.64%
2005	213.496	2,038	435,112	0.04%	0.90%	41.58%
ING JP Morgan Emerging Markets Equity I
PREMIER Variable Universal Life
2009	27.351	4,905	134,180	1.51%	0.70%	70.82%
2008	16.012	7,901	126,507	2.62%	0.70%	(51.49%)
2007	33.010	8,332	275,037	1.19%	0.70%	37.83%
2006	23.949	8,681	207,904	0.63%	0.70%	35.23%
2005	17.710	9,683	171,476	0.73%	0.70%	33.92%
Enhanced Variable Universal Life
2009	225.900	3,555	803,095	1.62%	0.90%	70.47%
2008	132.513	4,196	556,000	2.52%	0.90%	(51.59%)
2007	273.737	5,680	1,554,912	1.17%	0.90%	37.56%
2006	198.999	6,139	1,221,602	0.65%	0.90%	34.96%
2005	147.446	5,949	877,180	0.73%	0.90%	33.65%
JP Morgan Insurance Government Bond I1
Symetra Complete & Complete Advisor
2009	110.573	-	-	0.00%	0.75%	0.50%
2008	110.028	184	20,249	0.00%	0.75%	10.03%
2007	100.000	-	-	0.00%	0.75%	0.00%
JP Morgan Insurance Trust International Equity I1
PREMIER Variable Universal Life
2009	13.999	12,290	172,036	1.54%	0.70%	5.98%
JP Morgan Insurance Trust Mid Cap Value I1
PREMIER Variable Universal Life
2009	12.956	40,178	520,573	0.00%	0.70%	2.72%
JP Morgan Insurance Trust U.S. Equity I1
PREMIER Variable Universal Life
2009	13.315	36,527	486,346	0.00%	0.70%	112.02%
JP Morgan International Equity[1]
PREMIER Variable Universal Life
2009	12.641	-	-	5.28%	0.70%	(4.30%)
2008	13.209	11,423	150,877	1.79%	0.70%	(41.76%)
2007	22.681	13,285	301,330	1.06%	0.70%	8.57%
2006	20.891	17,926	374,504	1.10%	0.70%	21.19%
2005	17.238	13,078	225,445	0.81%	0.70%	9.92%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
JP Morgan Mid-Cap Value[1]
PREMIER Variable Universal Life
2009	$12.247	-	$-	2.72%	0.70%	(2.90%)
2008	12.613	42,831	540,235	1.08%	0.70%	(33.68%)
2007	19.017	48,402	920,446	0.87%	0.70%	1.74%
2006	18.693	45,324	847,220	0.61%	0.70%	16.03%
2005	16.110	63,805	1,027,931	0.12%	0.70%	8.45%
JP Morgan U.S. Large Cap Core Equity[1]
PREMIER Variable Universal Life
2009	6.199	-	-	2.66%	0.70%	(1.29%)
2008	6.280	64,440	404,658	1.38%	0.70%	(34.43%)
2007	9.578	69,150	662,340	1.10%	0.70%	0.94%
2006	9.488	73,217	694,716	0.98%	0.70%	15.76%
2005	8.196	75,354	617,638	1.24%	0.70%	0.64%
Mutual Shares Securities
PREMIER Variable Universal Life
2009	12.272	39,353	482,926	1.84%	0.70%	25.17%
2008	9.804	62,521	612,962	3.03%	0.70%	(37.55%)
2007	15.698	80,703	1,266,912	1.46%	0.70%	2.75%
2006	15.278	71,642	1,094,524	1.24%	0.70%	17.56%
2005	12.996	14,791	192,217	0.87%	0.70%	9.78%
Neuberger Berman Regency Portfolio Class I
Symetra Complete & Complete Advisor
2009	82.352	245	20,183	1.89%	0.75%	46.56%
2008	56.190	-	-	0.00%	0.75%	(43.81%)
PIMCO All Asset Portfolio Admin
Symetra Complete & Complete Advisor
2009	102.344	724	74,126	11.13%	0.75%	21.57%
2008	84.183	230	19,392	7.42%	0.75%	(15.84%)
2007	100.031	-	-	0.00%	0.75%	0.03%
PIMCO All Asset Portfolio Advisor
PREMIER Variable Universal Life
2009	11.766	2,542	29,907	10.57%	0.70%	20.58%
2008	9.758	157	1,523	2.94%	0.70%	(16.50%)
2007	11.686	1,037	12,103	7.38%	0.70%	7.43%
2006	10.878	1,053	11,451	17.79%	0.70%	3.84%
2005	10.476	1	7	0.00%	0.70%	4.68%
PIMCO Commodity Fund Admin
PREMIER Variable Universal Life
2009	10.161	27,767	282,139	6.38%	0.70%	40.54%
2008	7.230	22,319	161,357	4.33%	0.70%	(44.18%)
2007	12.952	23,572	305,310	6.26%	0.70%	22.37%
2006	10.584	8,069	85,397	5.71%	0.70%	(3.77%)
2005	10.999	4,265	46,915	2.33%	0.70%	9.99%
Symetra Complete & Complete Advisor
2009	98.042	1,064	104,232	7.75%	0.75%	41.53%
2008	69.273	752	52,030	5.90%	0.75%	(43.79%)
2007	123.242	291	35,744	0.00%	0.75%	23.24%
PIMCO Total Return Admin
Symetra Complete & Complete Advisor
2009	119.904	2,425	290,776	4.53%	0.75%	14.07%
2008	105.112	581	61,057	4.40%	0.75%	4.80%
2007	100.297	-	-	0.00%	0.75%	0.30%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Bond VCT Class I
PREMIER Variable Universal Life
2009	$18.053	63,100	$1,138,415	5.57%	0.70%	16.80%
2008	15.456	65,546	1,012,788	5.30%	0.70%	(1.33%)
2007	15.664	74,609	1,168,368	4.96%	0.70%	5.82%
2006	14.802	73,748	1,091,555	5.24%	0.70%	3.96%
2005	14.238	78,541	1,118,240	9.82%	0.70%	1.91%
Enhanced Variable Universal Life
2009	187.802	1,060	199,027	5.57%	0.90%	16.57%
2008	161.102	1,185	190,810	5.28%	0.90%	(1.53%)
2007	163.601	1,427	233,438	4.95%	0.90%	5.61%
2006	154.914	1,296	200,719	5.28%	0.90%	3.76%
2005	149.300	1,292	192,839	9.57%	0.90%	1.71%
Pioneer Emerging Markets VCT Class I
Symetra Complete & Complete Advisor
2009	74.177	1,001	74,304	0.24%	0.75%	74.65%
2008	42.473	498	21,188	0.41%	0.75%	(58.20%)
2007	101.622	304	30,972	0.00%	0.75%	1.62%
Pioneer Emerging Markets VCT Class II
PREMIER Variable Universal Life
2009	19.047	30,606	582,947	0.80%	0.70%	72.81%
2008	11.022	29,278	322,698	0.09%	0.70%	(58.60%)
2007	26.620	36,541	972,713	0.36%	0.70%	41.46%
2006	18.819	31,685	596,258	0.42%	0.70%	34.57%
2005	13.985	3,373	47,168	0.29%	0.70%	39.85%
Pioneer Equity Income VCT Class I1
Symetra Complete & Complete Advisor
2009	78.598	-	-	0.00%	0.75%	14.14%
2008	68.860	1,078	74,243	3.63%	0.75%	(30.29%)
2007	98.786	-	-	0.00%	0.75%	(1.21%)
Pioneer Equity Income VCT Class II
PREMIER Variable Universal Life
2009	10.125	19,831	200,788	3.15%	0.70%	13.10%
2008	8.952	26,219	234,712	2.64%	0.70%	(30.96%)
2007	12.967	14,284	185,228	2.49%	0.70%	(0.16%)
2006	12.988	3,793	49,272	2.57%	0.70%	21.27%
2005	10.710	2,379	25,482	2.28%	0.70%	5.89%
Pioneer Fund VCT Class I
PREMIER Variable Universal Life
2009	11.504	218,350	2,511,899	1.82%	0.70%	24.33%
2008	9.253	226,290	2,093,878	1.84%	0.70%	(34.73%)
2007	14.176	247,343	3,506,281	1.23%	0.70%	4.25%
2006	13.597	257,862	3,506,300	1.34%	0.70%	15.82%
2005	11.740	286,295	3,361,120	1.33%	0.70%	5.43%
Enhanced Variable Universal Life
2009	153.780	6,556	1,008,245	1.81%	0.90%	24.08%
2008	123.938	7,076	876,961	1.83%	0.90%	(34.86%)
2007	190.257	8,068	1,535,016	1.20%	0.90%	4.04%
2006	182.864	9,595	1,754,554	1.34%	0.90%	15.59%
2005	158.200	10,702	1,692,987	1.33%	0.90%	5.22%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Growth Opportunities VCT Class I
PREMIER Variable Universal Life
2009	$13.014	270,186	$3,516,385	0.00%	0.70%	43.55%
2008	9.066	292,184	2,648,961	0.00%	0.70%	(35.94%)
2007	14.153	329,965	4,669,866	0.00%	0.70%	(4.53%)
2006	14.825	371,649	5,509,569	0.00%	0.70%	4.87%
2005	14.137	423,588	5,988,327	0.00%	0.70%	5.94%
Enhanced Variable Universal Life
2009	196.182	10,746	2,108,123	0.00%	0.90%	43.27%
2008	136.935	12,158	1,664,948	0.00%	0.90%	(36.07%)
2007	214.193	14,412	3,087,062	0.00%	0.90%	(4.73%)
2006	224.816	16,390	3,684,754	0.00%	0.90%	4.65%
2005	214.820	18,949	4,070,525	0.00%	0.90%	5.73%
Pioneer High Yield VCT Class I
Symetra Complete & Complete Advisor
2009	104.035	118	12,216	7.95%	0.75%	60.75%
2008	64.720	563	36,478	7.65%	0.75%	(35.51%)
2007	100.362	-	-	0.00%	0.75%	0.36%
Pioneer High Yield VCT Class II
PREMIER Variable Universal Life
2009	11.997	3,632	43,550	6.93%	0.70%	59.15%
2008	7.538	2,562	19,334	8.04%	0.70%	(36.17%)
2007	11.810	2,523	29,780	5.07%	0.70%	4.87%
2006	11.262	840	9,454	5.73%	0.70%	12.62%
Pioneer Mid-Cap Value VCT Class I
PREMIER Variable Universal Life
2009	15.913	75,112	1,195,293	1.58%	0.70%	24.70%
2008	12.761	82,296	1,050,166	1.13%	0.70%	(34.04%)
2007	19.347	99,007	1,915,551	0.77%	0.70%	4.84%
2006	18.454	102,518	1,891,877	1.03%	0.70%	11.81%
2005	16.505	110,473	1,823,345	0.30%	0.70%	7.13%
Enhanced Variable Universal Life
2009	190.576	1,757	334,758	1.59%	0.90%	24.46%
2008	153.127	2,149	329,133	1.13%	0.90%	(34.18%)
2007	232.632	2,279	529,960	0.80%	0.90%	4.63%
2006	222.336	2,363	525,279	1.02%	0.90%	11.59%
2005	199.251	2,451	488,318	0.31%	0.90%	6.92%
Pioneer Real Estate VCT Class I
Symetra Complete & Complete Advisor
2009	76.663	579	44,423	4.55%	0.75%	31.64%
2008	58.236	879	51,182	11.44%	0.75%	(38.19%)
2007	94.225	49	4,599	0.00%	0.75%	(5.78%)
Pioneer Real Estate VCT Class II
PREMIER Variable Universal Life
2009	7.837	24,555	192,445	4.58%	0.70%	30.64%
2008	5.999	21,671	130,008	4.06%	0.70%	(38.78%)
2007	9.799	22,602	221,486	2.56%	0.70%	(19.67%)
2006	12.198	23,886	291,362	2.46%	0.70%	21.98%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Pioneer Small-Cap Value VCT Class I1
PREMIER Variable Universal Life
2009	$11.611	-	$-	1.09%	0.70%	(4.17%)
2008	12.117	45,747	554,321	0.59%	0.70%	(38.44%)
2007	19.682	57,336	1,128,476	0.71%	0.70%	(7.61%)
2006	21.304	68,860	1,466,972	0.82%	0.70%	11.49%
2005	19.109	82,770	1,581,658	0.58%	0.70%	14.14%
Symetra Complete & Complete Advisor
2009	58.282	-	-	0.00%	0.75%	(3.96%)
2008	60.688	47	2,826	0.59%	0.75%	(38.00%)
2007	97.887	48	4,681	0.00%	0.75%	(2.11%)
Pioneer Small-Cap Value VCT Class II1
PREMIER Variable Universal Life
2009	7.385	-	-	0.73%	0.70%	(4.40%)
2008	7.725	14,180	109,548	0.24%	0.70%	(38.54%)
2007	12.570	14,633	183,939	0.53%	0.70%	(7.83%)
2006	13.638	19,064	259,990	0.00%	0.70%	13.35%
2005	12.032	3,665	44,093	0.00%	0.70%	19.54%
Pioneer Strategic Income VCT Class II
PREMIER Variable Universal Life
2009	12.805	12,479	159,750	8.00%	0.70%	28.37%
2008	9.975	7,722	77,030	6.84%	0.70%	(12.34%)
2007	11.379	2,990	34,026	5.15%	0.70%	5.44%
2006	10.792	2,763	29,818	5.25%	0.70%	5.50%
2005	10.230	1,994	20,401	3.84%	0.70%	2.30%
Summit EAFE International Index
Symetra Complete & Complete Advisor
2009	71.728	471	33,770	2.22%	0.75%	27.85%
2008	56.102	469	26,314	3.24%	0.75%	(42.68%)
2007	97.879	-	-	0.00%	0.75%	(2.12%)
Summit Russell 2000 Small Cap Index
Symetra Complete & Complete Advisor
2009	83.229	232	19,335	2.04%	0.75%	26.20%
2008	65.950	71	4,689	0.79%	0.75%	(33.96%)
2007	99.866	-	-	0.00%	0.75%	(0.13%)
Summit S&P Mid Cap 400 Index
Symetra Complete & Complete Advisor
2009	86.188	157	13,439	0.00%	0.75%	36.38%
2008	63.198	-	-	0.00%	0.75%	(36.63%)
2007	99.732	-	-	0.00%	0.75%	(0.27%)
Templeton Developing Markets I
Symetra Complete & Complete Advisor
2009	82.173	1,315	108,025	4.25%	0.75%	73.32%
2008	47.410	1,177	55,807	3.28%	0.75%	(52.62%)
2007	100.062	-	-	0.00%	0.75%	0.06%
Templeton Developing Markets II
PREMIER Variable Universal Life
2009	22.803	35,948	819,737	4.27%	0.70%	71.39%
2008	13.305	37,074	493,278	2.76%	0.70%	(53.04%)
2007	28.330	39,655	1,123,437	2.16%	0.70%	27.88%
2006	22.154	46,986	1,040,904	1.05%	0.70%	27.20%
2005	17.417	67,266	1,171,550	1.50%	0.70%	26.54%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Templeton Global Bond Securities I1
Symetra Complete & Complete Advisor
2009	$127.195	1,533	$194,991	1.17%	0.75%	18.98%
2008	106.903	234	24,973	2.09%	0.75%	6.46%
2007	100.413	49	4,899	0.00%	0.75%	0.41%
Templeton Global Bond Securities II1
PREMIER Variable Universal Life
2009	15.119	10,512	158,930	13.11%	0.70%	17.85%
2008	12.829	8,700	111,610	4.48%	0.70%	5.47%
2007	12.164	8,888	108,103	1.97%	0.70%	10.22%
2006	11.036	2,397	26,452	5.10%	0.70%	12.00%
2005	9.854	243	2,399	6.72%	0.70%	(1.59%)
Templeton Growth Securities I
Symetra Complete & Complete Advisor
2009	74.945	768	57,575	3.48%	0.75%	31.33%
2008	57.065	770	43,916	2.55%	0.75%	(42.13%)
2007	98.616	146	14,433	0.00%	0.75%	(1.38%)
Templeton Growth Securities II
PREMIER Variable Universal Life
2009	11.958	20,020	239,419	3.06%	0.70%	30.19%
2008	9.185	24,129	221,642	1.75%	0.70%	(42.73%)
2007	16.038	28,624	459,062	1.40%	0.70%	1.63%
2006	15.781	33,713	532,010	1.18%	0.70%	20.96%
2005	13.046	14,382	187,632	0.41%	0.70%	8.10%
Vanguard Balanced
Symetra Complete & Complete Advisor
2009	94.704	158	15,006	5.96%	0.75%	22.90%
2008	77.057	568	43,740	3.46%	0.75%	(22.57%)
2007	99.521	-	-	0.00%	0.75%	(0.48%)
Vanguard Capital Growth
Symetra Complete & Complete Advisor
2009	93.719	1,164	109,056	0.00%	0.75%	34.29%
2008	69.786	1,040	72,558	0.00%	0.75%	(30.36%)
2007	100.216	-	-	0.00%	0.75%	0.22%
Vanguard Equity Index
Symetra Complete & Complete Advisor
2009	79.180	3,267	258,657	2.65%	0.75%	26.45%
2008	62.620	3,167	198,327	2.18%	0.75%	(36.93%)
2007	99.294	-	-	0.00%	0.75%	(0.71%)
Vanguard High Yield Bond
Symetra Complete & Complete Advisor
2009	108.769	298	32,411	0.00%	0.75%	38.85%
2008	78.336	-	-	0.00%	0.75%	(21.95%)
2007	100.367	-	-	0.00%	0.75%	0.37%
Vanguard International
Symetra Complete & Complete Advisor
2009	77.193	3,289	253,916	3.59%	0.75%	42.78%
2008	54.063	3,649	197,294	2.39%	0.75%	(44.92%)
2007	98.147	-	-	0.00%	0.75%	(1.85%)
Vanguard Mid-Cap Index
Symetra Complete & Complete Advisor
2009	81.676	1,629	133,053	1.25%	0.75%	40.37%
2008	58.185	1,042	60,645	1.52%	0.75%	(41.82%)
2007	100.000	-	-	0.00%	0.75%	0.00%

Symetra Separate Account SL

Notes to Financial Statements

6.  ACCUMULATION UNIT VALUES (Continued)

	As of December 31,			For the Year Ended December 31,
Sub-Account	Unit Value	Units Outstanding	Net Assets	Net Investment Income Ratio[2]	Expense Ratio[3]	Total Return[4]
Vanguard REIT Index
Symetra Complete & Complete Advisor
2009	$76.898	953	$73,268	4.43%	0.75%	29.14%
2008	59.544	638	38,018	1.61%	0.75%	(37.25%)
2007	94.885	-	-	0.00%	0.75%	(5.11%)
Vanguard Small Company Growth
Symetra Complete & Complete Advisor
2009	83.857	989	82,918	1.06%	0.75%	39.38%
2008	60.165	910	54,750	0.66%	0.75%	(39.47%)
2007	99.398	-	-	0.00%	0.75%	(0.60%)
Vanguard Total Bond Market Index
Symetra Complete & Complete Advisor
2009	111.771	619	69,212	4.15%	0.75%	5.94%
2008	105.503	546	57,614	4.02%	0.75%	5.23%
2007	100.261	-	-	0.00%	0.75%	0.26%
Vanguard Total Stock Market Index
Symetra Complete & Complete Advisor
2009	79.900	2,449	195,655	1.44%	0.75%	28.25%
2008	62.298	1,519	94,620	0.32%	0.75%	(37.28%)
2007	99.329	95	9,473	0.00%	0.75%	(0.67%)
Wanger USA
PREMIER Variable Universal Life
2009	19.735	32,152	634,514	0.00%	0.70%	41.24%
2008	13.973	34,505	482,143	0.00%	0.70%	(40.11%)
2007	23.330	41,685	972,494	0.00%	0.70%	4.65%
2006	22.293	36,833	821,116	0.24%	0.70%	7.12%
2005	20.811	44,597	928,102	0.00%	0.70%	10.48%

  1  Reference Note 1 for name changes, reorganizations and commencement dates.

  2  These amounts represent the dividends, excluding distributions of capital gains, received by the sub-account from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the trading days average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the sub-account is affected by the timing of the declaration of dividends by the underlying fund in which the sub-accounts invest.

  3  These amounts represent the annualized contract expenses of the Separate Account, consisting primarily of mortality and expense charges, for the period indicated. The ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the underlying fund should be excluded.

  4  These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio with the exception of fund reorganizations. Funds that have reorganized during the year present information through the time of the reorganization. The total return ratio does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the effective commencement date through the end of the reporting period.

Symetra Life Insurance Company

Financial Statements – Statutory Basis

As of December 31, 2009 and 2008

and Each of the Three Years in the Period Ended

December 31, 2009

Report of Independent Registered Public Accounting Firm

The Board of Directors

Symetra Life Insurance Company

We have audited the accompanying statutory-basis balance sheets of Symetra Life Insurance Company (the Company) as of December 31, 2009 and 2008, and the related statutory-basis statements of income, changes in capital and surplus, and cash flow for each of the three years in the period ended December 31, 2009. These financial statements are the responsibility of the Company’s management. Our responsibility is to express an opinion on these financial statements based on our audits.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. We were not engaged to perform an audit of the Company’s internal control over financial reporting. Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Company’s internal control over financial reporting. Accordingly, we express no such opinion. An audit also includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

As described in Note 1 to the financial statements, the Company presents its financial statements in conformity with accounting practices prescribed or permitted by the Washington State Office of the Insurance Commissioner (the Department), which practices differ from U.S. generally accepted accounting principles. The variances between such practices and U.S. generally accepted accounting principles and the effects on the accompanying financial statements are described in Note 1.

In our opinion, because of the effects of the matter described in the preceding paragraph, the financial statements referred to above do not present fairly, in conformity with U.S. generally accepted accounting principles, the financial position of Symetra Life Insurance Company at December 31, 2009 and 2008, or the results of its operations or its cash flows for each of the three years in the period ended December 31, 2009.

However, in our opinion, the financial statements referred to above present fairly, in all material respects, the financial position of Symetra Life Insurance Company at December 31, 2009 and 2008, and the results of its operations and its cash flows for each of the three years in the period ended December 31, 2009, in conformity with accounting practices prescribed or permitted by the Department.

As described in Note 1 to the financial statements, the Company changed its method of accounting for deferred income taxes, loan-backed and structured securities, and variable annuities in 2009.

/s/ Ernst & Young LLP
Seattle, Washington
April 16, 2010

1

Symetra Life Insurance Company

Balance Sheets – Statutory Basis

	December 31,
	2009	2008
Admitted assets
Cash and invested assets:
Bonds	$14,480,111,022	$12,313,790,055
Preferred stocks	63,178,945	560,058,638
Common stocks:
Affiliated	76,998,356	56,784,961
Nonaffiliated	149,905,772	103,709,066
Mortgage loans	1,177,741,609	990,327,460
Contract loans	73,649,137	74,962,718
Cash, cash equivalents, and short-term investments	51,800,983	297,912,055
Limited partnerships and other invested assets	84,552,891	82,412,574
Surplus notes	34,988,317	35,013,365
Receivable for securities sold	8,564,332	11,834,953
Options	1,776,506	2,274,242

Total cash and invested assets	16,203,267,870	14,529,080,087
Investment income, due and accrued	197,366,284	171,566,124
Uncollected premiums (net of loading of $(862,568) and $(1,088,268), respectively)	15,574,851	16,575,000
Deferred premiums (net of loading of $(23,629,207) and $(25,439,988), respectively)	49,426,271	52,112,984
Net deferred tax assets	81,083,639	42,803,128
Funds on deposit with reinsured company	72,806,886	69,734,732
Reinsurance recoverable	3,069,994	3,750,588
Current federal income tax recoverable	17,991,178	22,136,914
Affiliated receivables	26,274,052	7,564,667
Other receivables	10,776,170	9,268,837
Separate accounts assets	4,121,446,909	3,721,509,888

Total admitted assets	$20,799,084,104	$18,646,102,949

2

	December 31,
	2009	2008
Liabilities and capital and surplus
Liabilities:
Policy and contract liabilities:
Life and annuity reserves	$12,263,550,219	$10,579,100,464
Accident and health reserves	5,440,087	5,744,538
Policy and contract claims	114,040,050	125,369,724
Liability for deposit-type contracts	2,308,888,857	2,419,281,720
Unearned premiums and annuity considerations	2,090,469	1,440,313

Total policy and contract liabilities	14,694,009,682	13,130,936,759
Commissions and agents’ balances, due and accrued	3,235,013	1,840,325
General expenses and taxes, due and accrued	33,772,024	28,612,014
Transfers from separate accounts	(6,792,261)	(6,913,278)
Unearned investment income	1,645,923	1,642,047
Limited partnership liability	35,064,439	52,418,158
Secured benefit accounts liability	42,571,297	29,155,944
Other liabilities	73,511,575	90,671,873
Asset valuation reserve	119,046,098	112,732,854
Interest maintenance reserve	240,227,503	260,779,068
Affiliated payables	24,187,364	21,689,298
Payables for securities	1,723,433	22,053,340
Separate account liabilities	4,121,446,909	3,721,509,888

Total liabilities	19,383,648,999	17,467,128,290
Commitments and contingencies (Note 14)
Capital and surplus:
Common stock, $250 par value, 20,000 shares authorized, issued, and outstanding	5,000,000	5,000,000
Gross paid-in and contributed surplus	422,175,394	320,107,129
Special surplus funds	38,662,583	—
Unassigned funds	949,597,128	853,867,530

Total capital and surplus	1,415,435,105	1,178,974,659

Total liabilities and capital and surplus	$20,799,084,104	$18,646,102,949

See accompanying notes.

3

Symetra Life Insurance Company

Statements of Income – Statutory Basis

	Year Ended December 31,
	2009	2008	2007
Premiums and other revenues:
Premiums and annuity considerations	$2,827,927,556	$2,275,145,032	$1,281,084,705
Net investment income	947,509,167	842,865,956	855,779,066
Amortization of interest maintenance reserve	19,827,540	20,076,298	19,671,954
Commissions, expense allowances, and reserve adjustments on reinsurance ceded	9,859,586	13,017,801	11,729,999
Other income	59,423,717	63,474,709	71,812,877

Total premiums and other revenues	3,864,547,566	3,214,579,796	2,240,078,601
Benefits:
Death benefits	89,733,669	86,203,940	89,685,921
Annuity benefits	292,545,460	281,167,396	283,075,873
Surrender and maturity benefits	817,581,684	839,814,104	1,476,216,175
Accidental and health and other benefits	434,436,285	452,183,808	377,097,237
Increase (decrease) in policy reserves	1,684,145,304	1,085,684,195	(562,287,938)

Total benefits	3,318,442,402	2,745,053,443	1,663,787,268
Insurance expenses and other deductions:
Commissions	165,905,628	140,172,047	100,947,471
General insurance expenses	201,440,567	204,667,853	209,971,060
Net transfers to separate accounts	18,545,122	10,512,944	100,408,780

Total insurance expenses and other deductions	385,891,317	355,352,844	411,327,311

Gain from operations before dividends to policyholders, federal income taxes, and net realized capital losses	160,213,847	114,173,509	164,964,022
Dividends to policyholders	5,164	4,090	5,771

Gain from operations before federal income taxes and net realized capital losses	160,208,683	114,169,419	164,958,251
Federal income tax expense	30,741,842	14,949,198	29,742,518

Gain from operations before net realized capital losses	129,466,841	99,220,221	135,215,733
Net realized capital losses (net of federal income taxes and transfer to interest maintenance reserve)	(86,414,574)	(62,512,058)	(1,110,356)

Net income	$43,052,267	$36,708,163	$134,105,377

See accompanying notes.

4

Symetra Life Insurance Company

Statements of Changes in Capital and Surplus – Statutory Basis

	Common Stock	Gross Paid-In and Contributed Surplus	Special Surplus Funds	Unassigned Funds	Total Capital and Surplus
Balances as of January 1, 2007	$5,000,000	$270,107,129	$—	$991,114,832	$1,266,221,961
Net income	—	—	—	134,105,377	134,105,377
Change in net unrealized capital gains	—	—	—	1,437,432	1,437,432
Change in net deferred income taxes	—	—	—	(12,788,307)	(12,788,307)
Change in nonadmitted assets	—	—	—	19,913,998	19,913,998
Change in asset valuation reserve	—	—	—	(17,492,279)	(17,492,279)
Dividends to Parent	—	—	—	(166,400,000)	(166,400,000)

Balances as of December 31, 2007	5,000,000	270,107,129	—	949,891,053	1,224,998,182
Net income	—	—	—	36,708,163	36,708,163
Change in net unrealized capital losses	—	—	—	(73,649,729)	(73,649,729)
Change in net deferred income taxes	—	—	—	13,881,238	13,881,238
Change in nonadmitted assets	—	—	—	(35,504,894)	(35,504,894)
Change in liability for reinsurance in unauthorized companies	—	—	—	(46,632)	(46,632)
Change in asset valuation reserve	—	—	—	62,588,331	62,588,331
Capital contribution from Parent	—	50,000,000	—	—	50,000,000
Dividends to Parent	—	—	—	(100,000,000)	(100,000,000)

Balances as of December 31, 2008	5,000,000	320,107,129	—	853,867,530	1,178,974,659
Net income	—	—	—	43,052,267	43,052,267
Change in net unrealized capital gains	—	—	—	35,609,079	35,609,079
Change in net deferred income taxes	—	—	—	9,019,416	9,019,416
Change in nonadmitted assets	—	—	—	14,497,469	14,497,469
Change in liability for reinsurance in unauthorized companies	—	—	—	46,632	46,632
Change in asset valuation reserve	—	—	—	(6,313,244)	(6,313,244)
Change in special surplus funds	—	—	38,662,583	—	38,662,583
Cumulative effect of changes in accounting principles	—	—	—	(182,021)	(182,021)
Capital contribution from Parent	—	102,068,265	—	—	102,068,265

Balances as of December 31, 2009	$5,000,000	$422,175,394	$38,662,583	$949,597,128	$1,415,435,105

See accompanying notes.

5

Symetra Life Insurance Company

Statements of Cash Flow – Statutory Basis

	Year Ended December 31,
	2009	2008	2007
Operating activities
Premiums and annuity considerations collected	$2,829,553,037	$2,275,935,816	$1,288,689,073
Net investment income received	877,282,001	807,208,087	842,884,833
Other income	68,707,369	76,114,769	82,272,816

Total cash provided by operating activities	3,775,542,407	3,159,258,672	2,213,846,722
Benefits and loss-related payments	(1,644,125,329)	(1,635,093,046)	(2,241,813,696)
Transfers to separate accounts	26,130,354	36,154,554	68,069,982
Commissions, other expenses, and taxes paid	(356,129,406)	(341,897,448)	(302,869,172)
Dividends to policyholders	(5,148)	(5,130)	(6,285)
Federal income taxes paid	(5,268,304)	(41,827,942)	(71,448,209)

Total cash used in operating activities	(1,979,397,833)	(1,982,669,012)	(2,548,067,380)

Net cash provided by (used in) operating activities	1,796,144,574	1,176,589,660	(334,220,658)
Investing activities
Investments sold or matured or repaid: Bonds	1,207,192,883	926,765,856	2,093,327,703
Stocks	34,311,504	35,659,580	239,095,195
Mortgage loans	73,384,865	79,459,133	78,257,907
Limited partnerships and other invested assets	—	22,721,841	35,156,862
Net losses on short-term investments	—	(18,439)	(11,436)

Total investments sold or matured	1,314,889,252	1,064,587,971	2,445,826,231
Cost of investments acquired: Bonds	(2,859,674,111)	(1,548,277,835)	(1,518,139,150)
Stocks	(58,611,703)	(71,220,711)	(233,492,411)
Mortgage loans	(262,989,063)	(223,865,694)	(133,419,891)
Limited partnerships and other invested assets	(1,656,361)	(14,130,542)	(52,915,208)
Miscellaneous proceeds (applications), net	(21,036,206)	14,701,138	(585,486)

Total cost of investments acquired	(3,203,967,444)	(1,842,793,644)	(1,938,552,146)
Decrease in contract loans	1,313,580	1,967,213	2,067,541

Net cash (used in) provided by investing activities	(1,887,764,612)	(776,238,460)	509,341,626

6

Symetra Life Insurance Company

Statements of Cash Flow – Statutory Basis (continued)

	Year Ended December 31,
	2009	2008	2007
Financing activities
Net withdrawals on deposit-type contracts and other insurance liabilities	$(110,392,880)	$(146,336,634)	$(61,014,681)
Net transfers to Parent, subsidiaries, and affiliates	(16,211,318)	(6,025,617)	(9,136,367)
Capital contribution from Parent	—	270,750	—
Dividends to Parent	—	(100,000,000)	(166,400,000)
Other cash (used) provided	(27,886,836)	44,510,589	(253,065)

Net cash used in financing activities	(154,491,034)	(207,580,912)	(236,804,113)

Net (decrease) increase in cash and short-term investments	(246,111,072)	192,770,288	(61,683,145)
Cash, cash equivalents, and short-term investments, beginning of year	297,912,055	105,141,767	166,824,912

Cash, cash equivalents, and short-term investments, end of year	$51,800,983	$297,912,055	$105,141,767

Supplemental disclosures of cash flow information
Noncash transactions during year:
Bonds and stocks – exchanges	$214,638,538	$44,226,030	$164,114,997
Bonds – capital contribution to the Company from Parent	101,984,661	49,729,250	—
Bond interest converted to principal	32,698,772	29,345,926	34,745,670
Investment in limited partnership	10,695,949	4,202,340	22,943,048
Bonds and stocks – convertible bonds converted to common stock	5,604,665	1,043,438	79,343
Mortgage loans – refinances	1,477,716	11,969,423	16,543,742
Stocks – preferred stock converted to common stock	305,758	—	—
Bonds – bonds converted to warrants	253,771	—	—
Fixed assets – Capital Contribution to the Company from Parent	83,604	—	—
Stocks – spin-offs	77,930	949,849	—
Noncash litigation settlement	5,078	195,840	743,923
Bonds and stocks – transfer from Parent to the Company in exchange for other invested assets	—	79,031,953	—

See accompanying notes.

7

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis

December 31, 2009

1. Nature of Operations and Summary of Significant Accounting Policies

Nature of Operations

Symetra Life Insurance Company (the Company) is a stock life insurance company organized under the laws of the State of Washington. The Company offers group and individual insurance products and retirement products, including annuities marketed through benefits consultants, financial institutions, and independent agents and advisors, in all states (except New York) and the District of Columbia. The Company’s principal products as percentage of 2009 premium include fixed and variable deferred annuities (75.7%), medical stop-loss insurance (13.5%), single premium immediate annuities (4.6%), individual life insurance (4.2%), and bank owned life insurance (BOLI) (0.8%). The Company has two wholly owned subsidiaries: Symetra National Life Insurance Company and First Symetra National Life Insurance Company of New York.

The Company is a wholly owned subsidiary of Symetra Financial Corporation (the Parent), a Delaware Corporation. On January 27, 2010, the Parent completed the initial public offering (IPO) of its common stock. See Note 15 for additional ownership information.

Subsequent events have been considered through April 16, 2010, the date the financial statements were issued.

Basis of Presentation

The financial statements have been prepared in conformity with statutory accounting practices (SAP) prescribed or permitted by the Washington State Office of the Insurance Commissioner (the Department), which practices differ from U.S. generally accepted accounting principles (GAAP). Companies domiciled in the state of Washington prepare their statutory-basis financial statements in accordance with the National Association of Insurance Commissioners’ (NAIC) Accounting Practices and Procedures Manual, subject to any deviations prescribed or permitted by the Department.

Under Washington State Insurance code RCW 48.13.240(3), a mutual fund is classified as a miscellaneous investment and an investment in a single entity’s mutual fund is limited to no more than 1% of an insurer’s admitted assets. The Company, with the explicit permission of the Department, is permitted to invest up to 4% of its assets in a single entity’s mutual funds, as well

8

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

as an unlimited amount of its assets in mutual funds listed on the NAIC’s most recent Mutual Fund Lists as U.S. Direct Obligations/Full Faith and Credit Exempt. As of December 31, 2009 and 2008, the Company held $94,870,630 or 0.46% and $321,314,340 or 1.72%, respectively, of admitted assets in a single entity’s mutual fund. The Company has no other permitted practices.

The preparation of financial statements requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Such estimates and assumptions could change in the future as more information becomes available, which could impact the amounts reported and disclosed herein.

The most significant estimates and assumptions include those used to determine the following: valuation of investments; the identification of other-than-temporary impairments (OTTI) of investments; the estimation of liabilities for policy and contract claims; and the recoverability of deferred tax assets (DTA). The recorded amounts reflect management’s best estimates, though actual results could differ. Management believes the amounts provided are appropriate.

Certain prior year amounts have been reclassified to conform to the current year presentation.

A description of the Company’s significant accounting policies, including the significant variances from GAAP, follows.

Recognition of Premiums and Annuity Considerations

Premiums are recognized annually on the policy anniversary for individual traditional life policies, consistent with the statutory reserving process. Premiums for universal life policies and annuity considerations with mortality and morbidity risk are recognized when received. Amounts received under deposit-type contracts with no life contingencies, including guaranteed interest and certain group annuity contracts, are recorded as liabilities when received. Group life and health premiums are recognized when due.

Under GAAP, individual traditional life premiums are recognized when due, while amounts received for universal life policies, annuity contracts, and pension deposit contracts are recorded as liabilities when received. Universal life GAAP premium revenue consists of policy charges made against the account balances.

9

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company estimates accrued retrospective premiums in accordance with the terms of each contract and records it as an adjustment to premium. For the years ended December 31, 2009, 2008, and 2007, the amount of net premiums written by the Company that are subject to retrospective rating features was $2,936,392, or 0.71%, $256,293, or 0.06%, and $252,125, or 0.07%, respectively, of the total net premiums written on the Company’s group health business.

The Company does not use managing general agents. Premiums written through third-party administrators totaled $35,797,810, $36,711,833, and $31,947,579 for the years ended December 31, 2009, 2008, and 2007, respectively.

Policy Acquisition Costs and Sales Inducements

The costs of acquiring and renewing business and sales inducements are expensed when incurred. Under GAAP, acquisition costs related to traditional life insurance, to the extent recoverable from future policy revenues, are deferred and amortized over the premium-paying period of the related policies using assumptions consistent with those used in computing policy benefit reserves. Acquisition costs for group accident and health insurance are amortized over the policy period of one year. For universal life insurance and deferred annuity contracts, to the extent recoverable from future gross profits, deferred policy acquisition costs (DAC) and sales inducements are amortized in proportion to the present value of expected gross profits from surrender charges and investment, mortality, and expense margins. For immediate annuities, a constant yield approach is used to amortize DAC.

Investments

The Company carries bonds and surplus notes not backed by other loans at amortized cost, using the scientific interest method of amortization. For all bonds, in or near default, reported values are at the lower of amortized cost or fair value.

Loan-backed bonds and structured securities, for which the collection of all contractual cash flows is probable, are carried at amortized cost using the scientific interest method, including anticipated prepayments at the date of purchase. Prepayment assumptions for loan-backed bonds and structured securities are obtained from external sources or internal estimates, and are consistent with the current interest rate and economic environment. The retrospective adjustment method is used to value these securities. Yields and the related amortization schedules are adjusted for changes in estimated cash flows. For loan-backed bonds and structured securities, in or near default, reported values are at the lower of amortized cost or fair value.

10

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Redeemable preferred stocks that have characteristics of debt securities and are rated as medium quality or better (NAIC designations 1-3) are reported at cost or amortized cost. All other redeemable preferred stocks are reported at the lower of cost, amortized cost, or fair value.

Changes in admitted asset carrying amounts of bonds and preferred stocks are credited or charged directly to unassigned funds.

Common stocks are reported at fair value and the related net unrealized capital gains (losses) are reported in unassigned funds, net of related deferred income taxes.

Under GAAP, fixed-maturity investments (bonds, surplus notes, and redeemable preferred stocks) and certain marketable equity securities (primarily nonredeemable preferred stocks and certain mutual fund assets) are classified as available-for-sale and carried at fair value with the changes in unrealized gains (losses) recorded directly to accumulated other comprehensive income (loss), or AOCI, net of related DAC and deferred income taxes.

Also under GAAP, common stocks are classified as trading marketable equity securities and carried at fair value with the impact of changes in fair value recorded in net realized investment gains (losses).

The Company’s insurance subsidiaries are included in affiliated common stocks and are carried at their underlying statutory equity, as described in Section (3iiA) of the SVO Practices and Procedures Manual. Changes in the carrying value of subsidiaries are credited or charged directly to unassigned surplus. The Company owns no shares, either directly or indirectly, of the Parent. Under GAAP, the accounts and operations of the subsidiaries are consolidated.

The Company determines the carrying value of common stock of its affiliate Berkshire Hathaway, Inc. using the market valuation method as described in Section 3(i) of the SVO Practices and Procedures Manual.

When the collectability of interest income for bonds is considered doubtful, any accrued but uncollectible interest income is reversed against investment income in the current period. The Company then places the securities on nonaccrual status, and they are not restored to accrual status until all delinquent interest and principal is paid.

11

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Investments are considered to be impaired when a decline in fair value is judged to be other-than-temporary. The Company’s review of investment securities includes both quantitative and qualitative criteria. Quantitative criteria include the length of time and amount that each security is in an unrealized loss position and, for bonds, whether the issuer is in compliance with the terms and covenants of the security. See Note 2 for additional discussion about the Company’s process for identifying and recording OTTI.

Mortgage loans on real estate are carried at the amount of outstanding principal balances. The maximum percentage the Company allows of any one loan to the value of its security at the time of the loan, exclusive of insured, guaranteed, or purchase money mortgages, is 75%. The maximum actual percentage of any one loan to value was 65.6% and 75.0% for loans funded during the years ending December 31, 2009 and 2008, respectively. Fire insurance is required on all properties covered by mortgage loans in an amount at least equal to 100% of the insurable value of the improvements. The Company considers a mortgage loan impaired when it is probable that the Company will be unable to collect principal and interest amounts due according to the contractual terms of the mortgage loan agreement. For mortgage loans that the Company determines to be impaired, the Company charges the difference between the estimated fair value of the collateral and the recorded investment in the mortgage loan as a realized capital loss, and a new cost basis is established. The Company accrues interest income on impaired loans to the extent that it is deemed collectible and the loan continues to perform under its original or restructured terms. If a mortgage loan has any investment income due and accrued that is 180 days past due and collectible, the investment income will continue to accrue, but all interest related to the loan will be reported as a nonadmitted asset.

Under GAAP, mortgage loans are carried at outstanding principal balances, less a valuation allowance.

Contract loans are carried at unpaid principal balance.

Cash, cash equivalents, and short-term investments represent highly liquid investments with original maturities of one year or less and are carried at cost, which approximates fair value. Under GAAP, short-term investments consists of highly liquid debt instruments with original maturities of greater than three months and less than 12 months, and cash consists of demand bank deposits and highly liquid short-term investments with original maturities of three months or less.

12

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Investments in limited partnerships consisted of investments in affordable housing projects and state tax credit funds which were initially recorded at cost and subsequently carried at amortized cost. As of December 31, 2009, the Company was invested in 12 limited partnership interests, two of which were entered into during 2009. As of December 31, 2008, the Company was invested in 12 limited partnership interests related to tax-sheltered affordable housing projects and state tax credit funds, three of which were entered into during 2008. Annual amortization is based on the proportion of tax benefits received in the current year to total estimated tax benefits to be allocated to the Company and is recorded in change in net unrealized capital gains (losses) in the statements of change in capital and surplus. A liability is also recorded for future equity contributions at the present value of these future contributions, which are considered unconditional and legally binding.

Net realized capital gains (losses) are determined on a specific-identification basis.

The Company participated in a securities lending program whereby securities were loaned to third parties, primarily to major brokerage firms. The Company discontinued its securities lending activities in 2009. Under this program, the loaned securities remained in exclusive control of the Company. The collateral provided by the transferee was in the form of invested assets and represented a minimum of 102% of the fair value of the loaned securities. If at any time the fair value of the collateral was less than 100% of the fair value of the loaned securities, the transferee was obligated to deliver additional collateral, the fair value of which, together with the fair value of all the collateral equaled at least 102% of the fair value of the loaned securities. The collateral assets were restricted and were not available for general use by the Company. The fair value of the collateral deposited by the borrower was $0 and $88,115,675 as of December 31, 2009 and 2008, respectively. Until 2009, the separate account participated in the general account securities lending program. The fair value of the collateral deposited by the borrower within the separate account was $0 and $17,598,540 as of December 31, 2009 and 2008, respectively.

Nonadmitted Assets

Certain assets designated as “nonadmitted” and other assets not specifically identified as an admitted asset within the NAIC Accounting Practices and Procedures Manual are excluded from the accompanying statutory-basis balance sheets and are charged directly to unassigned funds.

13

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Under GAAP, such assets are included in the balance sheets. Nonadmitted assets are comprised principally of certain receivables for securities, DTAs, fixed assets, software, accounts and notes receivable, and intangible assets from acquisitions.

Reinsurance

Reinsurance premiums and claims are accounted for on bases consistent with those used in accounting for the original policies issued and the terms of the reinsurance contracts. Premiums, claims, and the reserves for policy and contract liabilities are reported net, rather than gross, of reinsured amounts. Under GAAP, assets and liabilities related to reinsurance ceded contracts are reported on a gross basis.

Benefit Reserves

Life, annuity, and accident and health benefit reserves are developed by actuarial methods and are based on published tables using statutorily specified interest rates and valuation methods that provide, in the aggregate, reserves that are greater than or equal to the minimum or guaranteed policy cash values or the amount required by the Department.

Tabular interest, tabular less actual reserve released, and tabular cost have been determined by formula. Tabular interest on funds not involving life contingencies is calculated on an exact basis for group annuities and as the product of the valuation interest rate and the mean amount of funds held at the beginning and end of the year for other lines of business. The Company waives deduction of deferred fractional premiums upon the death of life and annuity policy insureds and returns any premium beyond the date of death. Surrender values on policies do not exceed the corresponding benefit reserves.

Additional reserves are established if the results of cash flow testing under various interest rate scenarios indicate the need for such reserves, or if the net premiums exceed the gross premiums on any insurance in force. For substandard lives, either extra premium is charged, or the gross premium for a rated age is charged; mean reserves are determined by computing the regular mean reserve for the plan at any rated age and, in addition, holding one-half of any extra premium charge for the year. Liabilities related to other policyholders’ funds left on deposit are equal to the account balances.

14

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company does not use anticipated investment income as a factor in the premium deficiency calculation.

Included in benefit reserves are deposit-type contracts, which relate to contracts that do not incorporate risk from the death or disability of policyholders. Deposits and withdrawals received on these contracts are recorded as a direct increase or decrease to the liability balance, and are not reflected as premiums, benefits, or changes in reserves in the statements of income.

GAAP requires that policy reserves be calculated on estimated expected experience or actual account balances.

Policy and Contract Claims

Claims reserves on life and accident and health policies represent the estimated ultimate net cost of all reported and unreported claims at the balance sheet date. The Company discounts its long-term disability claims reserves using disability tables and discount rates (generally approximately 5%) approved by the Department. The reserves for reported but unpaid claims incurred date are estimated using individual valuations and statistical analyses. The liability held for pending life insurance claims is equal to the face amount of the policy. The reserves for claims incurred but not reported (IBNR) are based on expected loss ratios, claims paying completion patterns, and historical experience. The Company reviews estimates for reported but unpaid claims and IBNR quarterly. Any necessary adjustments are reflected in the statements of income. If expected loss ratios increase or expected claims paying completion patterns extend, the IBNR claim liability increases.

Under GAAP, the liability for pending claims for universal life and BOLI products equals the net amount at risk, which is the face amount of the policy, less the account value.

Asset Valuation Reserve

The Asset Valuation Reserve (AVR) provides a valuation allowance for invested assets and is calculated based on a formula prescribed by the NAIC. This reserve acts to mitigate the effects of potential losses in the event of default by issuers of certain invested assets. Changes in the AVR are reflected directly in unassigned funds. No such reserve exists under GAAP.

15

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Interest Maintenance Reserve

The Interest Maintenance Reserve (IMR) defers after-tax capital realized gains (losses) resulting from the effect of changes in the general level of interest rates on the disposal of fixed-income investments. These deferrals are amortized to income, using the grouped method, over the approximate remaining years to maturity of the securities sold. The grouped method is based on groupings of gains and losses, in five-year bands. Under GAAP, realized capital gains (losses) are reported in the consolidated statements of income on a pre-tax basis in the period in which the assets are sold.

Federal Income Taxes

The Company is the parent of a consolidated group filing a life consolidated federal income tax return. The method of allocation of federal income tax expense between the companies in the consolidated group is subject to a written agreement approved by the Company’s Board of Directors. Allocation is based upon separate return calculations, except that current credit for tax credits and net operating loss carryforwards are determined on the basis of the consolidated group. The provision for federal income taxes is based on amounts determined to be payable as a result of current year operations. Intercompany balances are settled quarterly.

Deferred federal income taxes are provided for differences between the book and tax bases of assets and liabilities. In determining admissibility under Statement of Statutory Accounting Principles (SSAP) No. 10R, Income Taxes (SSAP No. 10R), DTAs are subject to a statutory valuation allowance if, based on the weight of available evidence, it is more likely than not that some portion or all of the gross DTAs will not be realized. The gross DTAs remaining after the application of a statutory valuation allowance, if any, are admitted following the standards of this SSAP. Remaining DTAs after application of the admissibility tests are nonadmitted. Changes in deferred taxes are recorded directly to unassigned funds.

Under GAAP, deferred tax assets are recognized only to the extent that it is probable that future tax profits will be available. A valuation allowance is established where deferred tax assets cannot be recognized. Changes in deferred taxes are reported in the consolidated statements of income.

16

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

Claims Adjustment Expenses

The liability balance for unpaid accident and health claims adjustment expenses, as of December 31, 2009 and 2008, was $982,000 and $1,228,000, respectively. The Company incurred $2,637,837 and paid $2,883,837 of claim adjustment expenses in the current year, of which $724,460 was attributable to insured or covered events of prior years. For the year ended December 31, 2008, $2,419,533 of claims adjustment expense was incurred and $2,462,553 was paid, of which $575,810 was attributable to insured or covered events of prior year. The Company did not take into account estimated salvage and subrogation in its determination of the liability for unpaid claims adjustment expenses.

Separate Accounts

The Company administers segregated asset accounts (separate accounts) for variable annuity and variable life policyholders. The assets of these separate accounts, which consist of bonds and stocks, are reported at fair value. The liabilities of these separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with the policyholders. The assets of the separate accounts are not subject to liabilities arising out of any other business the Company may conduct. Investment risks associated with fair value changes are borne by the policyholders.

The Company also administers separate accounts for BOLI policyholders. The assets of these separate accounts, which consist of bonds and surplus notes, are held at amortized cost. The liabilities of these separate accounts represent reserves established to meet withdrawal and future benefit payment provisions of contracts with the policyholders. The assets are legally segregated and are not subject to claims that arise out of the Company’s other business activities.

The operations of all separate accounts, excluding investment gains (losses) allocable solely to the policyholders, are combined with the general account of the Company in the statements of income under the appropriate captions. Transactions such as premium deposits, surrenders, and withdrawals are offset by a corresponding increase or decrease in net transfers to the separate accounts.

17

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

For variable annuity contracts with guaranteed minimum death benefits (GMDB), the Company contractually guarantees total deposits made to the contract, less any partial withdrawals, in the event of death. The Company offers three types of GMDB contracts consisting of return of premium and two versions of ratchet, which are evaluated every fifth and eighth year, respectively. The ratchet reset benefit is equal to the immediately preceding GMDB or is “stepped up” to the account value on the evaluation date, if higher. The Company reinsures nearly all of the GMDB risk on its individual variable contracts. Therefore, the recorded liability is not material.

Under GAAP, separate account assets and liabilities reported on the balance sheets consist of the fair value of the funds invested on behalf of the Company’s variable annuity and variable life policyholders. Net investment income and net realized and unrealized investment gains and losses accrue directly to the policyholders and are not included in the Company’s revenue.

Reconciliation of Statutory-Basis Amounts to GAAP Amounts

A reconciliation of net income and capital and surplus of the Company, as determined in accordance with SAP to amounts determined in accordance with GAAP, is as follows:

	Net Income Year Ended December 31,
	2009	2008	2007
Statutory-basis amounts	$43,052,267	$36,708,163	$134,105,377
Add (deduct) adjustments:
Investments	(1,540,055)	(147,841,558)	(61,336,825)
Reserves	7,809,855	59,128,716	86,181,318
Policy acquisition costs	86,362,285	78,686,020	41,223,098
Federal income taxes	(22,274,160)	9,035,456	(50,522,396)
Intangible assets and goodwill	5,585,284	5,585,284	5,611,534
Other, net	12,377,309	6,400,410	12,267,847

	88,320,518	10,994,328	33,424,576

GAAP-basis amounts	$131,372,785	$47,702,491	$167,529,953

18

Symetra Life Insurance Company
Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

	Total Capital and Surplus December 31,
	2009	2008	2007
Statutory-basis amounts	$1,415,435,105	$1,178,974,659	$1,224,998,182
Add (deduct) adjustments:
Investments	696,658,992	(696,920,850)	797,124,614
Reserves	(820,875,060)	(958,256,498)	(867,055,777)
Policy acquisition costs	240,745,202	238,977,087	131,727,066
Federal income taxes	81,196,345	565,890,353	125,180,433
Intangible assets and goodwill	(11,632,437)	(17,217,721)	(22,803,006)
Nonadmitted assets and other, net	120,503,101	160,548,506	105,375,017

	306,596,143	(706,979,123)	269,548,347

GAAP-basis amounts	$1,722,031,248	$471,995,536	$1,494,546,529

New Accounting Pronouncements

In accordance with the changes adopted by the NAIC’s Hybrid Risk-Based Capital (RBC) Working Group, the Company changed its categorization of hybrid securities as of January 1, 2009. Under the new guidance, hybrid securities are reported as bonds with no reduction to their NAIC designation. These hybrid securities, also referred to as trust preferred securities and capital securities, were previously reported as preferred stocks and their NAIC designation was reduced by one in the calculation of the asset valuation reserve. The total carrying value of hybrid securities reported as preferred stocks as of December 31, 2008 was $497,050,594 and were not reclassified in 2008. As required by SSAP No. 32, Investments in Preferred Stock, hybrid securities classified as preferred stocks with NAIC designations 4 to 6 were previously reported at the lower of amortized cost or fair value. This resulted in gross unrealized losses of $20,405,419, decreasing surplus as of December 31, 2008. Under the new guidance, hybrid securities are accounted for under SSAP No. 26, Bonds, excluding Loan-backed and Structured Securities, which requires that securities are reported at amortized cost except for those with a NAIC designation 6, which are reported at lower of amortized cost or fair value. This resulted in a release of the prior year’s unrealized loss, which had a positive current year impact of $20,405,419 to surplus. The impact is reflected net of tax in the change in net unrealized capital gains in the statement of changes in capital and surplus.

19

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

1. Nature of Operations and Summary of Significant Accounting Policies (continued)

The Company adopted SSAP No. 43R, Loan-backed and Structured Securities (SSAP No. 43R) as of September 30, 2009. This SSAP substantively revises SSAP No. 43 and supersedes SSAP 98, Treatment of Cash Flows When Quantifying Changes in Valuation and Impairments and paragraph 13 of SSAP No. 99, Accounting for Certain Securities Subsequent to an Other-Than-Temporary Impairment. This SSAP revises valuation and impairment requirements to be based on the present value of cash flows expected to be collected for securities in which the Company has the intent and ability to hold, but does not expect to recover the entire amortized cost basis, and requires impaired securities that the Company intends to sell to be recorded at fair value. The cumulative effect on adoption of SSAP No. 43R was $182,021, net of taxes.

The Company adopted SSAP No. 10R, as of December 31, 2009. This SSAP substantively revises SSAP No. 10, Income Taxes, to allow the admission of adjusted gross DTAs expected to be realized within three years of the balance sheet date, an increase from the prior recovery period of one year. In addition, SSAP No. 10R increases the limit for admissibility from the current 10% of adjusted capital and surplus to 15% for qualifying companies. Upon adoption of SSAP No. 10R, the Company recorded an adjustment of $38,662,583 as an increase to special surplus funds. See Note 10 – Income Taxes for further information.

The Company adopted Actuarial Guideline XLIII, CARVM for Variable Annuities, as of December 31, 2009. This Guideline replaces Actuarial Guideline XXXIV, Variable Annuity Minimum Guaranteed Death Benefit Reserves, and Actuarial Guideline XXXIX, Reserves for Variable Annuities with Guaranteed Living Benefits. This Guideline establishes a principles based approach for determining reserves for variable annuities. The reserves established as of December 31, 2009 under Actuarial Guideline XLIII are $4,088,554 higher than the reserves that would have been held for the same period under the prior guidelines. The impact of adopting Actuarial Guideline XLIII was reflected in the current period statement of income.

Accounting Pronouncements Not Yet Adopted

In December 2009, the NAIC issued SSAP No. 100, Fair Value Measurements. This SSAP defines fair value, establishes a framework for measuring fair value and establishes fair value disclosure requirements. This SSAP is effective for the December 31, 2010 annual financial statements, with interim and annual financial statement reporting thereafter. The Company does not expect the adoption to have a material impact on the Company’s balance sheets, statements of income, or statements of changes in capital and surplus.

20

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments

The book/adjusted carrying value, gross unrealized capital gains (losses), and fair value of investments in bonds are summarized as follows:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds as of December 31, 2009:
U.S. government and agencies	$24,551,768	$2,657,309	$(92,667)	$27,116,410
Foreign governments and agencies	17,422,769	2,579,654	—	20,002,423
States, territories, and possessions	5,410,000	68,206	(27,498)	5,450,708
Political subdivisions	234,181,376	5,194,824	(8,520,782)	230,855,418
Special revenue and assessments	241,943,917	6,745,434	(12,072,804)	236,616,547
Industrial and miscellaneous	9,680,672,649	605,145,677	(177,805,277)	10,108,013,049
Hybrid securities	547,488,553	4,925,256	(94,212,518)	458,201,291
Mortgage-backed/asset-backed securities	3,728,439,990	136,921,180	(140,792,128)	3,724,569,042

Total bonds	$14,480,111,022	$764,237,540	$(433,523,674)	$14,810,824,888

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Bonds as of December 31, 2008:
U.S. government and agencies	$80,470,561	$3,850,466	$(881,097)	$83,439,930
Foreign governments and agencies	11,834,156	996,853	—	12,831,009
States, territories, and possessions	13,317,707	3,621,462	—	16,939,169
Political subdivisions	228,725,235	2,643,058	(25,456,947)	205,911,346
Special revenue and assessments	240,015,546	11,250,921	(16,944,074)	234,322,393
Industrial and miscellaneous	8,209,325,543	213,876,911	(925,707,873)	7,497,494,581
Mortgage-backed/asset-backed securities	3,530,101,307	99,885,094	(297,572,877)	3,332,413,524

Total bonds	$12,313,790,055	$336,124,765	$(1,266,562,868)	$11,383,351,952

21

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The following tables show gross unrealized losses and fair values of bonds, aggregated by investment category, and present separately those securities that have been in a continuous unrealized loss position for less than 12 months and for 12 months or more.

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Bonds as of December 31, 2009:
U.S. government and agencies	$2,172,000	$(92,667)	$—	$—	$2,172,000	$(92,667)
States, territories, and possessions	—	—	572,502	(27,498)	572,502	(27,498)
Political subdivisions	32,156,115	(910,929)	57,022,960	(7,609,853)	89,179,075	(8,520,782)
Special revenue and assessments	3,978,249	(13,146)	111,533,870	(12,059,658)	115,512,119	(12,072,804)
Industrial and miscellaneous	941,848,520	(25,723,825)	1,317,196,742	(152,081,452)	2,259,045,262	(177,805,277)
Hybrid securities	38,255,046	(974,540)	392,046,244	(93,237,978)	430,301,290	(94,212,518)
Mortgage-backed/asset-backed securities	344,978,082	(7,497,667)	866,284,040	(133,294,461)	1,211,262,122	(140,792,128)

Total bonds	$1,363,388,012	$(35,212,774)	$2,744,656,358	$(398,310,900)	$4,108,044,370	$(433,523,674)

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Bonds as of December 31, 2008:
U.S. government and agencies	$48,364,000	$(881,097)	$—	$—	$48,364,000	$(881,097)
Political subdivisions	133,072,566	(23,394,699)	17,411,264	(2,062,248)	150,483,830	(25,456,947)
Special revenue and assessments	94,769,118	(12,621,127)	39,519,024	(4,322,947)	134,288,142	(16,944,074)
Industrial and miscellaneous	3,401,670,336	(438,430,489)	1,573,413,047	(487,277,384)	4,975,083,383	(925,707,873)
Mortgage-backed/asset-backed securities	885,757,735	(159,246,094)	551,506,461	(138,326,783)	1,437,264,196	(297,572,877)

Total bonds	$4,563,633,755	$(634,573,506)	$2,181,849,796	$(631,989,362)	$6,745,483,551	$(1,266,562,868)

22

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The Company reviewed all its investments with unrealized losses at the end of 2009 and 2008 in accordance with the impairment policy. The Company’s evaluation determined, after the recognition of OTTI, that the remaining declines in fair value were temporary, as it did not intend to sell the securities prior to maturity at an amount below the carrying value. For loan-backed bonds and structured securities, the Company expects to recover the entire amortized cost basis. As of December 31, 2009 and 2008, the Company had $284,552,135 and $481,685,327, respectively, of gross unrealized losses for a period of 12 months or more related to investment-grade bonds. Unrealized losses on investment-grade bonds are principally related to changes in interest rates or changes in the issuer and the sector-related credit spreads since the securities were acquired.

As of December 31, 2009 and 2008, the Company held below-investment-grade bonds with fair values of $979,302,663 and $623,753,877, respectively, and book adjusted carrying value of $1,051,507,986 and $878,437,468, respectively. These holdings amounted to 6.6% and 5.5% of the Company’s investments in bonds at fair value as of December 31, 2009 and 2008, respectively.

Industries that represented more than 10% of the total below-investment-grade bonds as of December 31, 2009, were financials at 29.20%, materials at 20.83%, and utilities at 10.68%. As of December 31, 2008, the industries were materials at 19.38%, consumer discretionary at 15.75%, telecommunication services at 15.11%, utilities at 14.51%, and financials at 11.20%.

As of December 31, 2009 and 2008, the majority of the Company’s mortgage-backed securities were classified as prime. Based on a review of the characteristics of the underlying mortgage loan pools, such as credit scores and financial ratios, the Company classified $102,430,840 and $113,073,894 of mortgage-backed securities as Alt-A as of December 31, 2009 and 2008, respectively, as each has overall collateral credit quality between prime and subprime. These securities represented 2.82% and 3.52% of the fair value of total mortgage-backed securities at December 31, 2009 and 2008, respectively. Of the securities classified as Alt-A, 38.4% and 100% had Standard and Poor’s (S&P) credit rating of AAA as of December 31, 2009 and 2008, respectively.

23

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

In addition the Company classified $73,191 and $383,110 as subprime, representing 0.0% and 0.01% of the fair value of total mortgage-backed securities as of December 31, 2009 and 2008, respectively. The subprime mortgage-backed securities were issued from a dedicated second-lien shelf, which the Company considers to be a subprime risk, regardless of credit score or other metrics. The Company does not own any securities from dedicated subprime shelves. The subprime securities had a S&P credit rating of B as of both December 31, 2009 and 2008.

The Company’s investments in asset-backed securities, which are included in mortgage-backed securities, had fair values of $93,109,812 and $121,460,808 as of December 31, 2009 and 2008, respectively.

The book/adjusted carrying value and fair value of bonds as of December 31, 2009, by contractual maturity, are presented below. Expected maturities may differ from contractual maturities because borrowers may have the right to call or prepay obligations with or without prepayment penalties.

	Book/Adjusted Carrying Value	Fair Value
Years to maturity:
One or less	$427,291,446	$434,896,234
Over one through five	2,568,638,033	2,686,930,885
Over five through ten	3,296,873,369	3,466,865,472
Over ten	4,458,868,184	4,497,563,255
Mortgage-backed/asset-backed securities	3,728,439,990	3,724,569,042

Total	$14,480,111,022	$14,810,824,888

Certain bonds with book/adjusted carrying values of $5,640,026 and $5,564,474 were on deposit with various regulatory authorities as of December 31, 2009 and 2008, respectively.

24

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The book/adjusted carrying value, gross unrealized gains (losses), and fair value of investments in preferred stocks are summarized as follows:

	Book/Adjusted Carrying Value	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Preferred stocks as of December 31, 2009:
Industrial and miscellaneous	$63,178,945	$97,458	$(13,055,656)	$50,220,747

Total preferred stocks	$63,178,945	$97,458	$(13,055,656)	$50,220,747

Preferred stocks as of December 31, 2008:
Hybrid securities	$497,050,594	$3,788,916	$(128,071,848)	$372,767,662
Industrial and miscellaneous	63,008,044	1,682,593	(16,378,007)	48,312,630

Total preferred stocks	$560,058,638	$5,471,509	$(144,449,855)	$421,080,292

The cost, gross unrealized gains (losses), and fair value of investments in common stocks are summarized as follows:

	Cost	Gross Unrealized Gains	Gross Unrealized Losses	Fair Value
Common stocks as of December 31, 2009:
Affiliated	$73,405,552	$3,657,305	$(64,501)	$76,998,356
Nonaffiliated	138,028,239	26,945,953	(15,068,420)	149,905,772

Total common stocks	$211,433,791	$30,603,258	$(15,132,921)	$226,904,128

Common stocks as of December 31, 2008:
Affiliated	$51,888,098	$4,963,572	$(66,709)	$56,784,961
Nonaffiliated	151,781,801	3,658,087	(51,730,822)	103,709,066

Total common stocks	$203,669,899	$8,621,659	$(51,797,531)	$160,494,027

25

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The following tables show the gross unrealized losses and fair values of stocks, aggregated by investment category and length of time that individual securities have been in a continuous unrealized loss position for less than 12 months and for 12 months or more.

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Preferred stocks as of December 31, 2009:
Industrial and miscellaneous	$11,391,070	$(3,487,681)	$38,284,895	$(9,567,975)	$49,675,965	$(13,055,656)

Total preferred stocks	$11,391,070	$(3,487,681)	$38,284,895	$(9,567,975)	$49,675,965	$(13,055,656)

Preferred stocks as of December 31, 2008:
Hybrid securities	$50,690,297	$(18,392,539)	$257,222,018	$(109,679,309)	$307,912,315	$(128,071,848)
Industrial and miscellaneous	14,109,375	(10,890,625)	6,140,597	(5,487,382)	20,249,972	(16,378,007)

Total preferred stocks	$64,799,672	$(29,283,164)	$263,362,615	$(115,166,691)	$328,162,287	$(144,449,855)

	Less Than 12 Months		12 Months or More		Total
	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses	Fair Value	Gross Unrealized Losses
Common stocks as of December 31, 2009:
Affiliated	$831,358	$(4,704)	$315,456	$(59,797)	$1,146,814	$(64,501)
Unaffiliated	15,500,630	(1,854,134)	27,003,817	(13,214,286)	42,504,447	(15,068,420)

Total common stocks	$16,331,988	$(1,858,838)	$27,319,273	$(13,274,083)	$43,651,261	$(15,132,921)

Common stocks as of December 31, 2008:
Affiliated	$308,544	$(66,709)	$—	$—	$308,544	$(66,709)
Unaffiliated	66,305,305	(42,082,060)	14,336,613	(9,648,762)	80,641,918	(51,730,822)

Total common stocks	$66,613,849	$(42,148,769)	$14,336,613	$(9,648,762)	$80,950,462	$(51,797,531)

As of December 31, 2009, financial institutions, U.S. federal government, industrials, and utilities represented 21.7%, 14.8%, 12.5%, and 10.8%, respectively, of the Company’s investments in bonds and common and preferred stocks at fair value.

As of December 31, 2008, financial institutions, U.S. federal government, utilities, and industrials represented 23.4%, 17.3%, 12.4%, and 10.2%, respectively, of the Company’s investments in bonds and common and preferred stocks at fair value.

No other industry represented more than 10% of the fair value of bonds and common and preferred stocks as of December 31, 2009 or 2008.

26

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The Company’s net investment income is summarized as follows:

	Year Ended December 31,
	2009	2008	2007
Income:
Bonds	$880,694,383	$747,119,617	$756,250,370
Preferred stocks	4,536,700	39,285,940	42,499,635
Common stocks	3,521,506	2,270,223	1,607,214
Mortgage loans	68,059,970	59,919,328	53,723,155
Contract loans	4,370,616	4,465,185	4,723,426
Cash, cash equivalents, and short-term investments	974,871	5,254,483	10,972,388
Other invested assets	2,563,938	1,911,326	2,204,682
Other interest income	1,455,776	894,906	2,028,319

Total investment income	966,177,760	861,121,008	874,009,189
Expenses:
Investment expenses	18,499,063	18,123,937	18,130,171
Investment taxes, licenses, and fees, excluding federal income taxes	168,019	131,115	99,952
Interest expense	1,511	—	—

Total investment expenses	18,668,593	18,255,052	18,230,123

Net investment income	$947,509,167	$842,865,956	$855,779,066

There have been no bonds that have not produced income for the last 12 months as of December 31, 2009 and 2008.

27

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

The proceeds from sales and maturities of investments in bonds, the related capital gains (losses) on bonds, and other invested assets are as follows:

	Year Ended December 31,
	2009	2008	2007
Bonds:
Proceeds from sales	$282,274,692	$259,819,468	$1,598,969,062
Proceeds from maturities	924,918,191	666,946,388	494,358,641

Total bonds	$1,207,192,883	$926,765,856	$2,093,327,703

Bonds:
Gross realized capital gains on sales	$14,607,855	$31,057,934	$90,897,189
Gross realized capital losses on sales	(9,427,009)	(3,473,764)	(15,398,860)

Net realized capital gains on sales	5,180,846	27,584,170	75,498,329
Other:
Net gains (losses) on dispositions other than sales	(213,235)	(1,460,213)	2,215,154
Impairments	(90,591,628)	(70,664,672)	(12,352,309)

Total gains (losses) on bonds	(85,624,017)	(44,540,715)	65,361,174
Preferred stocks	—	(143,929)	7,490,994
Common stocks	4,174,538	1,365,112	9,431,470
Impairments – preferred and common stocks	(26,110,977)	(1,380,573)	(773,554)
Mortgage loans	(2,190,049)	—	—
Other invested assets	(982,735)	12,956,728	2,693,787
Options	2,266,839	(3,902,858)	(2,441,796)
Short-term investments	—	(18,439)	(11,436)

Realized capital gains (losses) before federal income taxes and transfer to IMR	(108,466,401)	(35,664,674)	81,750,639
Amount transferred to IMR	724,025	(18,521,121)	(49,719,359)
Federal income tax benefit (expense)	21,327,802	(8,326,263)	(33,141,636)

Net realized capital losses	$(86,414,574)	$(62,512,058)	$(1,110,356)

28

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

Securities for which cost or amortized cost exceeds fair value are considered underwater. The Company’s review of its underwater bonds and preferred and common stocks for OTTI includes an analysis of the gross unrealized losses by three categories of securities: (i) securities where the estimated fair value has declined and remained below cost or amortized cost by less than 20%, (ii) securities where the estimated fair value has declined and remained below cost or amortized cost by 20% or more for less than six months, and (iii) securities where the estimated fair value has declined and remained below cost or amortized cost by 20% or more for six months or longer. While all securities are monitored for impairment, the Company’s experience indicates that the first category does not represent a significant risk of impairment and, often, fair values recover over time as the factors that caused the declines improve. In times of economic turbulence, such as those of 2008 and 2009, securities in category (ii) represent a significant risk. Securities in category (iii) are always considered to represent a significant risk. The Company performs a qualitative analysis by issuer to identify securities in category (i) that should be further evaluated for OTTI.

If the value of a security falls into category (ii) or (iii), the Company analyzes the decrease in fair value to determine whether it is an other-than-temporary decline in value. To make this determination for each security, the Company considers, among other factors:

•	Extent and duration of the decline in fair value below cost or amortized cost;

•

The financial condition and near-term prospects of the issuer of the security, including any specific events that may affect its operations, earnings potential, or compliance with terms and covenants of the security;

•	Changes in the financial condition of the security’s underlying collateral;

•	Any downgrades of the security by a rating agency;

•	Any reduction or elimination of dividends or nonpayment of scheduled interest payments;

•	Other indications that a credit loss has occurred; and

•	The Company’s intent to sell the security or whether the Company has the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis.

29

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

Based on its analysis, the Company makes a judgment as to whether the loss is other-than-temporary. If the loss is other-than-temporary, the Company records an impairment charge within net realized capital losses in the statements of income in the period that the Company makes the determination. In addition, any impaired investments where the Company has either made a decision to sell prior to maturity at an amount below the carrying value or the Company has assessed it does not have the intent and ability to retain the investment for a period of time sufficient to recover the amortized cost basis are recorded as an OTTI.

Prior to September 2009, the Company’s process for determining OTTI was similar for all bonds including loan-backed and structured securities. Loan-backed and structured securities were also evaluated by comparing the carrying value to estimated undiscounted future cash flows. In September 2009, the Company implemented new accounting guidance for OTTI related to loan-backed bonds and structured securities. These securities are evaluated further to determine if the decline is other-than-temporary. When an OTTI has occurred due to the Company’s intent to sell the security or the Company has assessed it does not have the intent and ability to retain the security until sufficient time to recover the amortized cost basis, the investments are written down and carried at fair value. When an OTTI has occurred because the Company does not expect to recover the entire cost basis, even if the Company has the intent and ability to hold, the investments are written down and carried at the present value of cash flows expected to be collected, discounted at the effective rate immediately prior to the recognition of the OTTI. For periods subsequent to the loss recognition, the prospective adjustment methodology is used to value the security and the new amortized cost basis is not adjusted for subsequent recoveries in fair value.

To determine the recovery value of a loan-backed or structured security, the Company performs an analysis related to the underlying issuer including, but not limited to, the following:

•	Discounted cash flow analysis based on the current and future cash flows the Company expects to recover;

•	Level of creditworthiness;

•	Delinquency ratios and loan-to-value ratios;

30

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

•	Average cumulative collateral loss, vintage year, and level of subordination;

•	Susceptibility to fair value fluctuations due to changes in the interest rate environment;

•	Susceptibility to reinvestment risk in cases where market yields are lower than the book yield earned;

•	Susceptibility to reinvestment risk in cases where market yields are higher than the book yields earned and the Company’s expectation of the sale of such security; and

•	Susceptibility to variability of prepayments.

During 2009, the Company recorded impairment charges on bonds and common and preferred stocks totaling $116,702,605. The largest impairments were from investments in the financials industry totaling $40,084,857, or 34.3%; in the consumer discretionary industry, totaling $27,948,224, or 23.9%; in the materials industry totaling $19,714,633, or 16.9%; and in the industrial industry totaling $12,876,979, or 11.0%. During 2008, the Company recorded impairment charges on bonds and common and preferred stocks totaling $72,045,245. The largest impairments were from investments in the paper-related industry totaling $12,678,816, or 17.6%; in the financials industry totaling $8,371,816, or 11.62%; and in commercial printing industry totaling $7,792,727, or 10.82%. During 2007, the Company recorded impairments of $13,125,863 primarily on investments in the paper-related industry totaling $4,838,030, or 36.9%, and in the publishing industry totaling $2,131,397, or 16.24%.

OTTI for loan-backed and structured securities recognized for the year ended December 31, 2009 are summarized as follows:

	Amortized Cost Basis Before OTTI	OTTI Recognized		Book/Adjusted Carrying Value	Fair Value at Time of OTTI
		Interest	Non-interest
Aggregate present value of cash flows	$206,425,914	$—	$13,298,551	$193,127,363	$156,392,630

31

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

Loan-backed and structured securities with a prior OTTI held by the Company at December 31, 2009 are as follows:

CUSIP	Book/Adjusted Carrying Value Amortized Cost before Current Period OTTI	Recognized OTTI	Amortized Cost after OTTI	Fair Value at Time of OTTI
02149DAJ8	$16,391,766	$2,189,207	$14,202,559	$11,468,675
02149DAJ8	13,715,616	640,244	13,075,372	10,559,854
05952FAE3	34,336,848	390,549	33,946,299	33,946,299
05952FAE3	25,175,155	642,313	24,532,842	22,951,044
05952FAE3	19,698,937	2,526,144	17,172,793	18,832,928
12545CAD2	14,406,280	1,533,639	12,872,641	10,332,854
12613YAB5	6,290,487	154,707	6,135,780	3,770,309
12667F6C4	9,322,882	174,129	9,148,753	4,396,129
126694W46	13,353,227	774,476	12,578,751	8,729,940
126694W79	16,159,185	1,537,877	14,621,308	6,568,734
126694X52	8,081,983	434,688	7,647,295	4,693,807
161630BX5	2,450,849	133,732	2,317,117	2,011,107
32056FAD4	9,270,761	1,184,873	8,085,888	8,326,062
395386AP0	15,517,666	370,956	15,146,710	11,310,570
46630UAC8	12,841,287	1,252,402	11,588,885	9,517,990
9292272X3	2,304,087	111,446	2,192,641	1,738,159

Total	$219,317,016	$14,051,382	$205,265,634	$169,154,461

As of December 31, 2009 and 2008, the Company’s investment portfolio included $1,177,741,609 and $990,327,460, respectively, of mortgage loan investments, constituting approximately 5.7%, and 5.3%, respectively, of total admitted assets. These loans are secured by first mortgage liens on income-producing commercial real estate, primarily in the retail, industrial, and office building sectors. The weighted-average loan to value (LTV) ratio, which is a loan’s carrying amount divided by its appraised value at loan inception, was 48.8% and 54.7% for loans funded during 2009 and 2008, respectively. The weighted-average LTV ratio for the Company’s entire mortgage portfolio was 53.2% and 51.2% as of December 31, 2009 and 2008, respectively. The majority of the properties are located in the western United States, with 28.4% and 26.8% of the total in California with carrying values totaling $333,933,294 and $265,852,737, respectively, and with 18.8% and 21.3% of the total in Washington with carrying

32

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

values totaling $221,278,852 and $211,218,869, respectively, as of December 31, 2009 and 2008. As of December 31, 2009, there was one nonperforming loan and as of December 31, 2008, there were no nonperforming loans. The maximum and minimum lending rates for mortgage loans made during 2009 were 7.94% and 6.00%, respectively.

The Company had one impaired mortgage loan without an allowance for credit losses with a book value of $1,670,000 as of December 31, 2009 and no impaired loans as of December 31, 2008. The average recorded investment in impaired loans was $835,000 and $0 as of December 31, 2009 and 2008, respectively. The Company had no investments in restructured loans as of December 31, 2009 and 2008.

The Company held no mortgage loans with interest more than 180 days past due as of December 31, 2009 or 2008. During 2009, the Company reduced interest rates on outstanding mortgage loans by 0.50% on one loan with a carrying value totaling $565,245. During 2008, the Company reduced interest rates on outstanding mortgage loans by 1.865% on one loan with a carrying value totaling $1,054,616 and by 1.125% on another loan with a carrying value of $348,650. As of December 31, 2009 and 2008, there were no taxes, assessments, or amounts advanced that had not been repaid and had not been included in the mortgage loan total, and there were no outstanding liens.

The Company’s limited partnership interests related to low-income housing tax credits (LIHTC) as of December 31, 2009, are as follows:

LIHTC Investment	Remaining Years of Unexpired Credits*	Remaining Required Holding Period
MMA Financial Institutional Tax Credits XXXII	11 Years	15 Years
MMA Financial Institutional Tax Credits XXX	9 Years	14 Years
Centerline Corporate Partners XXX, LP	9 Years	13 Years
PNC Multifamily Capital Institutional Fund XXXV	11 Years	15 Years
Centerline Corporate Partners XXI, LP	8 Years	9 Years
Centerline Corporate Partners XXXV, LP	10 Years	15 Years
USA Institutional Tax Credit Fund LXXII, LP	12 Years	16 Years

*	Does not include carryforward provisions in Internal Revenue Code Section 39.

33

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

2. Investments (continued)

These properties are not currently subject to any regulatory review. The Company’s aggregate investment in LIHTC does not exceed 10% of its admitted assets. Commitments for future capital contributions related to LIHTC investments are disclosed in Note 14 – Commitments and Contingencies.

3. Derivative Financial Instruments

The Company has a closed block of fixed indexed annuity (FIA) product that credits the policyholders’ accounts based on a percentage of the gain in the S&P 500 Index. In connection with this product, the Company has a hedging program with the objective to hedge the exposure to changes in the S&P 500 Index. This program consists of buying S&P 500 Index options. Although the Company uses index options to hedge the equity return component of the FIA, the options do not qualify as hedging instruments according to the criteria in SSAP No. 86, Accounting for Derivatives and Hedging Activities. Accordingly, the assets are recorded at fair value as free-standing derivative assets or options in other invested assets. These options have limited off-balance sheet risk related to the risk of default by the counterparty. The current credit exposure of the Company’s derivative contracts is limited to the fair value at the reporting date. Credit risk is managed by entering into transactions with creditworthy counterparties and obtaining collateral where appropriate and customary. The Company also attempts to minimize its exposure to credit risk through the use of various credit monitoring techniques. All of the net credit exposure for the Company from derivative contracts is with investment-grade counterparties. The Company’s options’ book value totaled $2,370,000 and $1,424,000 as of December 31, 2009 and 2008, respectively. Unrealized capital gains (losses) of $(593,494) and $850,242 were recorded in unassigned funds as of December 31, 2009 and 2008, respectively. The Company recognized pre-tax gains (losses) on expired, sold, or exercised options of $2,266,839, $(3,902,858), and $(2,441,796) for the years ended December 31, 2009, 2008 and 2007, respectively, which are recorded as realized capital gains (losses) in the statements of income.

4. Fair Value Disclosures

Included in various investment-related line items in the financial statements are certain financial instruments carried at fair value. Other financial instruments are periodically measured at fair value, such as when impaired, or, for certain bonds and preferred stocks when carried at the lower of cost or fair value.

34

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

The Company uses the same pricing methodology and sources as utilized for obtaining GAAP fair values, which reflects the price at which the security would sell in an arms-length transaction between a willing buyer and seller in possession of the same information.

In accordance with GAAP, the Company determines the fair value of its financial instruments based on the fair value hierarchy, which requires an entity to maximize its use of observable inputs and minimize the use of unobservable inputs when measuring fair value. The Company has categorized its financial instruments, based on the priority of the inputs to the valuation technique, into the three-level hierarchy. The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest-level input that is significant to the fair value measurement. The Company’s financial assets recorded at fair value on the balance sheets are categorized as follows:

•

Level 1 – Unadjusted quoted prices in active markets for identical instruments. Primarily consists of financial instruments whose value is based on quoted market prices, such as common and preferred stocks, and actively traded mutual fund investments.

•

Level 2 – Quoted prices for similar instruments in active markets; quoted prices for identical or similar instruments in markets that are not active; and model-derived valuations whose inputs are observable or whose significant value drivers are observable.

This level includes those financial instruments that are valued using industry-standard pricing methodologies, models, or other valuation methodologies. These models are primarily industry-standard models that consider various inputs, such as interest rate, credit spread, and foreign exchange rates for the underlying financial instruments. All significant inputs are observable, derived from observable information in the marketplace, or are supported by observable levels at which transactions are executed in the market place.

•

Level 3 – Instruments whose significant value drivers are unobservable. This comprises financial instruments for which fair value is estimated based on industry-standard pricing methodologies and internally developed models utilizing significant inputs not based on or corroborated by readily available market information. In limited circumstances, this

35

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

category may also utilize non-binding broker quotes. This category primarily consists of certain less liquid bonds, including corporate private placement securities, and common stocks where the Company cannot corroborate the significant valuation inputs with market observable data.

The following tables provides information about the Company’s financial assets measured and reported at fair value under the valuation hierarchy, as described above, on a recurring basis. The Company has no financial liabilities accounted for at fair value on a recurring basis.

	As of December 31, 2009
	Level 1	Level 2	Level 3	Total	Level 3 Percent
Assets at Fair Value
Common stock – affiliated	$4,744,984	$—	$—	$4,744,984	—%
Common stock – nonaffiliated	149,647,309	—	258,463	149,905,772	0.02
Other invested assets	—	—	893,211	893,211	0.09
Options	—	—	1,776,506	1,776,506	0.18
Separate account assets [1]	840,022,056	—	—	840,022,056	—

Total assets at fair value	$994,414,349	$—	$2,928,180	$997,342,529	0.29%

	As of December 31, 2008
	Level 1	Level 2	Level 3	Total	Level 3 Percent
Assets at Fair Value
Common stock – affiliated	$3,127,222	$—	$—	$3,127,222	—%
Common stock – nonaffiliated	103,529,266	—	179,800	103,709,066	0.02
Other invested assets	—	—	157,970	157,970	0.02
Options	—	—	2,274,242	2,274,242	0.28
Separate account assets [1]	716,088,048	—	—	716,088,048	—

Total assets at fair value	$822,744,536	$—	$2,612,012	$825,356,548	0.32%

Note  1: Reflects only variable separate account assets.

36

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

The following table provides information about the Company’s financial assets measured and reported at fair value on a non-recurring basis.

	As of December 31, 2009
	Level 1	Level 2	Level 3	Total
Bonds – NAIC designation 6 and OTTI	$—	$16,277,059	$11,097,101	$27,374,160
Preferred Stocks – NAIC designation 4-6	117,000	—	—	117,000

	$117,000	$16,277,059	$11,097,101	$27,491,160

	As of December 31, 2008
	Level 1	Level 2	Level 3	Total
Bonds – NAIC designation 6 and OTTI	$—	$4,827,750	$7,280,000	$12,107,750
Preferred Stocks – NAIC designation 4-6	138,038	30,966,283	—	31,104,321

	$138,038	$35,794,033	$7,280,000	$43,212,071

37

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

The following table summarizes the book/adjusted carrying value and corresponding fair values of financial instruments subject to fair value disclosure requirements.

	December 31, 2009
	Book/Adjusted Carrying Value	Fair Value
Assets
Bonds	$14,480,111,022	$14,810,824,888
Preferred stocks	63,178,945	50,220,747
Common stocks	226,904,128	226,904,128
Mortgage loans	1,177,741,609	1,161,931,645
Other invested assets	119,541,208	116,173,258
Options	1,776,506	1,776,506
Separate accounts assets	4,121,446,909	4,173,564,674

Liabilities
Annuity and deposit contracts	12,637,449,275	13,589,791,145

	December 31, 2008
	Book/Adjusted Carrying Value	Fair Value
Assets
Bonds	$12,313,790,055	$11,383,351,952
Preferred stocks	560,058,638	421,080,292
Common stocks	160,494,027	160,494,027
Mortgage loans	990,327,460	907,606,345
Other invested assets	117,425,939	113,780,762
Options	2,274,242	2,274,242
Separate accounts assets	3,721,509,888	3,530,312,682

Liabilities
Annuity and deposit contracts	10,946,483,794	10,729,250,646

38

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

4. Fair Value Disclosures (continued)

The fair value of bonds, preferred stocks, common stocks, and separate account assets is based on the fair value hierarchy.

The fair values of mortgage loans are determined by discounting the projected future cash flows using the current rate at which loans would be made to borrowers with similar credit ratings and for similar maturities.

Carrying value is a reasonable estimate of fair value for cash, cash equivalents, short-term investments, contract loans, other receivables, and other liabilities.

Fair value of investments in limited partnerships is estimated based on the discounted cash flows over the remaining life of the tax credits.

The fair value of annuities and deposit contracts is estimated by discounting projected cash flows using rates that reflect the claims paying ability of the Company for the same remaining maturities.

Other insurance-related financial instruments are exempt from the disclosure requirements of SSAP No. 27, Disclosure of Information about Financial Instruments with Off-Balance-Sheet Risk, Financial Instruments with Concentrations of Credit Risk and Disclosures about Fair Value of Financial Instruments.

5. Premium and Annuity Considerations Deferred and Uncollected

The deferred and uncollected life insurance premiums and annuity considerations are as follows:

	December 31, 2009		December 31, 2008
Type	Gross	Net of Loading	Gross	Net of Loading
Ordinary – new business	$2,544,736	$649,670	$927,094	$162,237
Ordinary – renewal	19,984,503	46,371,344	22,307,862	49,600,975
Group life	(531,080)	(531,080)	(531,318)	(531,318)

Total	$21,998,159	$46,489,934	$22,703,638	$49,231,894

39

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

6. Reinsurance

The Company protects itself from excessive losses by reinsuring with other companies. Reinsurance contracts do not relieve the Company of its obligations to policyholders. A contingent liability exists in the event a reinsurance company is unable to meet its obligations to the Company. The Company evaluates the financial condition of its reinsurers to minimize the exposure to losses from reinsurers’ insolvencies. The Company is not aware of any of its major reinsurers currently experiencing material financial difficulties. The Company analyzes amounts recoverable from reinsurers according to the credit ratings of its reinsurers. Of the total amounts due from reinsurers as of December 31, 2009 and 2008, 99.6% and 99.7%, respectively, was with reinsurers rated A- or higher by A.M. Best.

The Company has catastrophic loss coverage for its group life, individual life, and aggregate stop-loss medical business.

For group life business, the Company has reinsurance coverage in the case of a catastrophic event resulting in at least three accidental death claims. The coverage has a deductible that varies based on the amount of insurance in force.

For individual life business, the Company has reinsurance coverage in the case of a catastrophic event resulting in at least three accidental death claims. The coverage has a deductible that varies based on average policy size and amount of insurance in force. The Company also has reinsurance agreements that limit the maximum claim on a single individual to $500,000. The reinsurance agreements vary by product and policy issue year. Most of the reinsurance reserve credit relates to life reserves and is covered by coinsurance agreements where the reinsurer reimburses the Company based on a percentage, which ranges from 50% to 85%, as specified in the reinsurance contracts.

For aggregate stop-loss medical reinsurance, the Company has 100% reinsurance coverage on all policies not underwritten by Medical Risk Managers, a wholly-owned subsidiary of the Company’s Parent, for the portion of aggregate losses above $1,000,000 and up to $10,000,000. For these policies, amounts are automatically 100% reinsured if the specific excess loss deductible is less than or equal to $500,000. If the specific excess loss deductible is greater than $500,000, the group will be reinsured on a facultative basis. The liability of the reinsurer shall not exceed $9,000,000 for each policy. The Company’s aggregate stop-loss business underwritten by Medical Risk Managers is reinsured 40% for the portion of aggregate losses up to $2,000,000.

40

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

6. Reinsurance (continued)

The Company also reinsures 100% of its group long-term and short-term disability business, except for the short-term disability income insurance sold within the limited benefit medical plan, which is not reinsured. The reinsurer is responsible for paying all claims.

Reserve credits taken for all ceded reinsurance were $349,332,787 and $327,231,000 as of December 31, 2009 and 2008, respectively.

The Company, in the ordinary course of business, has two coinsurance agreements in-force with related parties, Wilton Reassurance Company and White Mountains Reinsurance Company of America, affiliates of the Company’s Parent. Of the total reserve credits taken as of December 31, 2009 and 2008, $8,775,151 and $6,958,786, respectively, related to Wilton Reassurance Company. Reserve credits taken related to White Mountains Reinsurance Company were $9,012 and $0 as of December 31, 2009 and 2008, respectively. Except as mentioned prior, neither the Company nor any of its related parties control, either directly or indirectly, any other reinsurers with which the Company conducts business. No policies issued by the Company have been reinsured with a foreign company that is controlled, either directly or indirectly, by a party not primarily engaged in the business of insurance.

No new agreements were executed, nor were existing agreements amended, to include policies or contracts that were in force or that had existing reserves established by the Company as of the effective date of the agreement during the years ended December 31, 2009 and 2008. The Company has no reinsurance agreements for which reserve credits have been taken, under which the reinsurers may cancel the coverage at their discretion.

During 2009, 2008, and 2007, the Company did not commute any ceded reinsurance, nor did it write off any uncollectible reinsurance.

The Company does not have any reinsurance agreements in effect in which the amount of losses paid or accrued would result in a payment to the reinsurer of amounts that, in the aggregate and allowing for offset of mutual credits from other reinsurance agreements with the same reinsurer, exceed the total premiums collected under the reinsured policies.

41

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

6. Reinsurance (continued)

The effects of reinsurance on premiums and annuity considerations are as follows:

	Year Ended December 31,
	2009	2008	2007
Premiums and annuity considerations
Direct:
Accident and health premiums	$426,955,711	$448,440,758	$390,139,699
Life insurance premiums	189,943,901	192,468,746	209,992,492
Annuity premiums	2,272,884,599	1,702,640,198	741,937,867

Total direct premiums	2,889,784,211	2,343,549,702	1,342,070,058
Assumed:
Accident and health premiums	445,412	611,093	—
Life insurance premiums	169,002	156,306	131,593
Annuity premiums	5,200	78,879	110,204

Total assumed premiums	619,614	846,278	241,797
Ceded:
Accident and health premiums	(12,603,924)	(14,106,260)	(10,315,678)
Life insurance premiums	(48,993,370)	(54,245,228)	(49,854,431)
Annuity premiums	(878,975)	(899,460)	(1,057,041)

Total ceded premiums	(62,476,269)	(69,250,948)	(61,227,150)

Total premiums and annuity considerations	$2,827,927,556	$2,275,145,032	$1,281,084,705

Ceded reinsurance reduced the Company’s claims by $47,051,811, $42,117,186, and $42,679,372 for 2009, 2008, and 2007, respectively.

42

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

7. Life and Annuity Reserves

The Company’s annuity reserves and deposit fund liabilities, including those held in separate account liabilities, are summarized as follows:

	December 31, 2009		December 31, 2008
	Amount	Percent of Total	Amount	Percent of Total
Subject to discretionary withdrawal (with adjustment):
With fair value adjustment	$365,562,583	2.6%	$380,456,965	3.2%
At book value, less surrender charge of 5% or more	4,197,852,087	30.4	2,508,477,298	20.9
At fair value	750,765,592	5.5	641,090,157	5.3

Total with adjustment or at fair value	5,314,180,262	38.5	3,530,024,420	29.4
Subject to discretionary withdrawal (without adjustment):
At book value (minimal or no charge or adjustment)	2,387,297,131	17.3	2,388,775,042	19.9
Not subject to discretionary withdrawal	6,099,747,332	44.2	6,095,873,085	50.7

Total annuity actuarial reserves and deposit fund liabilities, before reinsurance	13,801,224,725	100.0%	12,014,672,547	100.0%

Reinsurance ceded	(5,102,026)		(5,515,066)

Total net annuity actuarial reserves and deposit fund liabilities	$13,796,122,699		$12,009,157,481

As of December 31, 2009 and 2008, the Company had $2,295,145,274 and $2,726,808,207, respectively, of insurance in force for which the gross premiums were less than the net premiums according to the standard valuation established by the Department. Reserves to cover this difference were $30,225,574 and $36,578,353 as of December 31, 2009 and 2008, respectively, and were included in aggregate reserves.

43

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

7. Life and Annuity Reserves (continued)

Symetra Life Insurance Company issues variable annuities with GMDBs. None of the Company’s variable annuities have guaranteed living benefits. The following table identifies the statement values of the variable annuities reserved for under Actuarial Guideline 43 (AG43) as of December 31, 2009:

Product	General Account	Separate Account	Total Statutory Reserves	Fund Value
MainSail	$1,604,782	$3,112,768	$4,717,550	$4,615,355
Resource A	(978)	6,402,104	6,401,126	6,402,104
Resource B	9,431	58,710,843	58,720,274	58,710,843
Group VA	83,665,529	215,041,551	298,707,080	298,618,154
Focus	(55,521)	15,692,846	15,637,325	16,684,861
Spinnaker Advisor	17,022,152	52,654,984	69,677,136	67,965,376
Spinnaker Group	116,694	146,332	263,026	263,027
Spinnaker	241,514,583	354,749,414	596,263,997	599,079,985
Spinnaker Plus	55,287,734	26,525,907	81,813,641	81,884,071
Spinnaker Enhanced	3,502,625	4,369,240	7,871,865	8,238,642
Spinnaker Choice	698,099	2,472,232	3,170,331	3,320,518
WM CVA	7,461,594	10,887,371	18,348,965	18,230,775

Total	$410,826,724	$750,765,592	$1,161,592,316	$1,164,013,711

The total net amount at risk on this block is approximately $36,000,000 as of December 31, 2009, of which approximately $27,000,000 is reinsured. Over 95% of the net amount at risk on the individual contracts is reinsured.

The AG43 provision is calculated based on a total asset requirement as determined by the 70% conditional tail expectation (CTE) of the greatest present value of pre-tax projected accumulated deficiencies under 999 stochastic scenarios, or the standard scenario amount, if higher. The standard scenario amount is computed based on a pre-determined formula and under a set of defined assumptions as outlined in AG43 Appendix 3; the standard scenario amount is equal to the base adjusted reserve plus the greatest present value of the negative of the accumulated net revenues minus the value of aggregate reinsurance, subject to the cash value floor.

None of the 999 scenarios projected negative surplus amounts. Therefore, the Company’s AG43 reserves as of December 31, 2009 are equal to the standard scenario amount. The Company tested the impact of a 25% increase in expenses and the standard scenario amount was still higher than the result of the expense sensitivity test.

44

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

7. Life and Annuity Reserves (continued)

The Company did not record an opening balance adjustment under the adoption of AG43.

The Company did not request or receive permission from the Department to grade in the reserves calculated under AG43.

8. Policy and Contract Claims

The following table provides a reconciliation of the beginning and ending reserve balances for policy and contract claims, net of reinsurance recoverables:

	Year Ended December 31,
	2009	2008	2007
Policy and contract claims liability, beginning of the year	$125,369,724	$105,114,352	$114,940,894
Add provision for claims, net of reinsurance, occurring in:
Current year	372,152,414	371,122,639	301,178,369
Prior years	1,673,042	4,437,460	(3,338,355)

Net incurred losses during the year	373,825,456	375,560,099	297,840,014
Deduct payments for claims, net of reinsurance, occurring in:
Current year	293,436,897	281,276,334	234,448,475
Prior years	91,718,233	74,028,393	73,218,081

Net claim payments during the current year	385,155,130	355,304,727	307,666,556

Policy and contract claims liability, end of year	$114,040,050	$125,369,724	$105,114,352

The Company uses estimates in determining its liability for policy and contract claims. These estimates are based on historical claim payment patterns and expected loss ratios to provide for the inherent variability in claim patterns and severity. For the year ended December 31, 2009, the change in prior year incurred claims was primarily due to higher than expected paid claims for individual life offset by favorable changes in liability estimates for group medical stop-loss claims. For the year ended December 31, 2008, the change in prior year incurred claims was primarily due to higher than expected paid claims and unfavorable changes in liability estimates, primarily for group medical stop-loss claims. For the year ended December 31, 2007, the change in prior year incurred claims was primarily due to favorable changes in liability estimates related to group medical stop-loss claims. This was partially offset by higher-than-expected claims experience related to individual life insurance.

45

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

9. Capital and Surplus and Shareholder Dividends Restrictions

Under insurance regulations of the state of Washington, the Company is required to maintain minimum capital of at least $2,400,000 and additional unassigned funds of $2,400,000. Life and health insurance companies are also subject to certain RBC requirements as specified by the NAIC. Under those requirements, the amount of capital and surplus maintained by a life and health insurance company is to be determined based on various risk factors related to it. As of December 31, 2009, the Company met the minimum capital and surplus and RBC requirements.

There was an increase in special surplus funds of $38,662,583 due to implementation of SSAP No. 10R as of December 31, 2009. Please see Note 10 – Income Taxes, for more information.

The Company is restricted as to the amount of dividends that can be paid to its shareholder without prior approval of the Department. This restriction is the greater of statutory net gain from operations for the previous year or 10% of total capital and surplus at the close of the previous year, subject to a maximum limit equal to statutory unassigned funds. Based on this restriction, the maximum dividend payout that may be made without prior approval in 2010 is $141,543,511.

During 2009, the Company paid no dividends to its Parent.

During 2008, the Company paid dividends to its Parent, of $100,000,000 as follows:

Payment date	Ordinary	Extraordinary
March 27, 2008	$—	$40,000,000
June 23, 2008	—	30,000,000
September 19, 2008	—	30,000,000

Total	$—	$100,000,000

46

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

9. Capital and Surplus and Shareholder Dividends Restrictions (continued)

During 2007, the Company paid dividends to its Parent, of $166,400,000 as follows:

Payment date	Ordinary	Extraordinary
March 30, 2007	$23,000,000	$—
September 4, 2007	20,900,000	—
September 26, 2007	22,500,000	—
October 31, 2007	—	60,000,000
November 29, 2007	—	40,000,000

Total	$66,400,000	$100,000,000

The Company provided the required notification for all dividend payments and obtained approval from the Department prior to all extraordinary dividend payments.

On January 29, 2010, the Company received a cash capital contribution from its Parent of $210,700,000 from the net IPO proceeds.

The following table shows portion of unassigned funds (surplus) reduced by the following items:

	December 31,
	2009	2008
Unrealized losses	$27,340,787	$82,879,164
Nonadmitted assets	75,323,498	128,483,550
Asset valuation reserves	119,046,100	112,732,854
Provision for reinsurance	—	46,632

47

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes

The components of the net DTAs are as follows:

	December 31
	2009	2008
Gross DTAs – ordinary	$115,556,126	$133,800,503
Gross DTAs – capital	46,636,754	34,964,142

Total gross DTAs	162,192,880	168,764,645
Statutory valuation allowance – ordinary	—	—
Statutory valuation allowance – capital	—	—

Adjusted gross DTAs	162,192,880	168,764,645
Gross deferred tax liabilities – ordinary	(46,374,814)	(42,134,045)
Gross deferred tax liabilities – capital	—	—

Net DTAs	115,818,066	126,630,600
DTAs nonadmitted – ordinary	(16,010,411)	(59,194,489)
DTAs nonadmitted – capital	(18,724,016)	(24,632,983)

Total DTAs nonadmitted	(34,734,427)	(83,827,472)

Net admitted DTAs	$81,083,639	$42,803,128

(Increase) decrease in DTAs nonadmitted	$49,093,045	$(43,924,032)

As described in Note 1, the Company has elected to admit an increased amount of DTAs pursuant to SSAP No. 10R, which increased its admitted DTAs by $38,662,583. This increase in admitted DTAs also increases admitted assets, statutory surplus, and total adjusted capital by the same amount.

The Company’s total adjusted capital and authorized control level before the additional amount admitted under SSAP No. 10R was $1,497,202,352 and $183,748,589, respectively, for the year ended December 31, 2009.

The Company has no deferred tax liabilities (DTL) which have not been recognized.

48

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes (continued)

The 2009 increase in admitted DTAs is summarized by tax character as follows:

	Ordinary	Capital	Total
Admitted through potential carry back – paragraph 10.a	$23,492,884	$18,928,172	$42,421,056
Admitted through future realization – paragraph 10.b.i.	—	—	—
Admitted through offset of DTL – paragraph 10.c	46,374,814	—	46,374,814

Total admitted using one year reversal of DTAs	69,867,698	18,928,172	88,795,870

Admitted through potential carry back – paragraph 10.e.i.	48,552,916	32,530,723	81,083,639
Admitted through future realization – paragraph 10.e.ii.a.	—	—	—
Admitted through offset of DTL – paragraph 10.e.iii.	46,374,814	—	46,374,814

Total admitted using three year reversal of DTAs	94,927,730	32,530,723	127,458,453

Additional amount admitted under SSAP No. 10R	$25,060,032	$13,602,551	$38,662,583

49

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes (continued)

The components of income tax expense are as follows:

	Year Ended December 31,
	2009	2008	2007
Current income taxes:
Current year tax provision	$45,151,211	$26,755,215	$46,281,146
Tax credits	(9,570,102)	(8,521,307)	(4,641,517)
Additional provided	—	(321,621)	20,044
Prior year over accrual	(4,839,267)	(2,963,089)	(11,917,155)

Income tax expense from operations	30,741,842	14,949,198	29,742,518
Taxes on capital gains (losses)	(21,327,802)	8,326,263	33,141,636

Current income taxes incurred	$9,414,040	$23,275,461	$62,884,154

The main components of deferred tax amounts are as follows:

	December 31,
	2009	2008	Net Change
Assets
Fixed assets/intangibles	$8,603,126	$8,908,189	$(305,063)
Investments	47,149,415	39,508,692	7,640,723
Nonadmitted assets	8,842,485	8,312,865	529,620
Proxy deferred acquisition costs	46,406,386	43,760,771	2,645,615
Reserves	37,870,713	35,429,926	2,440,787
Benefit accruals	1,247,645	1,194,475	53,170
Unrealized capital losses	10,707,956	30,637,914	(19,929,958)
All others	1,365,154	1,011,813	353,341

Gross DTAs	162,192,880	168,764,645	(6,571,765)
Liabilities
Investments	21,247,291	14,202,359	7,044,932
Deferred premium/loading	16,478,202	17,436,813	(958,611)
Reserves	7,509,493	9,049,321	(1,539,828)
All others	1,139,828	1,445,552	(305,724)

Total DTLs	$46,374,814	$42,134,045	$4,240,769

50

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes (continued)

	December 31,
	2009	2008	Net Change
Decrease in net DTA			$(10,812,534)
Surplus/other adjustments:
Tax effect of change in unrealized capital gains			19,929,958
Tax effect of change in nonadmitted assets			(529,620)
Change in reserve method			175,920
Adjustments to prior year net DTAs			5,308,014

Change in net deferred income taxes			$14,071,738

No adjustments were made to the Company’s gross DTAs because of a change in circumstances. The Company expects it will fully realize the DTAs and no statutory valuation allowance has been recorded as of December 31, 2009.

51

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes (continued)

Differences between the federal income tax provision and the change in deferred taxes computed by applying the United States federal income tax rate of 35% to the gain from operations before federal income taxes and the net realized capital losses and the actual tax provision are as follows:

	Year Ended December 31,
	2009	2008	2007
Significant statutory-to-tax adjustments on current taxes:
Ordinary income tax at federal statutory rate (35%)	$56,073,039	$39,959,296	$57,735,388
Taxes on capital gains (losses) at federal statutory rate (35%)	(37,963,241)	(12,482,636)	28,612,724

Total income tax	18,109,798	27,476,660	86,348,112
Dividend-received deduction	(1,470,000)	(1,365,000)	(1,465,542)
Tax-exempt income	(129,500)	(133,000)	(133,000)
Tax credits	(9,570,102)	(8,521,307)	(4,641,517)
Permanent items and other adjustments	181,013	224,415	201,988
Change in interest maintenance reserve	(6,939,639)	(7,026,704)	(6,885,184)
Prior year over accrual	(4,839,268)	(2,963,089)	(11,917,155)
Additional provided and other adjustments	—	(320,189)	22,071

Federal income tax (benefit) expense	$(4,657,698)	$7,371,786	$61,529,773

Federal and foreign taxes incurred	$9,414,040	$23,275,461	$62,884,154
Change in net deferred income taxes	(14,071,738)	(15,903,675)	(1,354,381)

Total statutory income tax (benefit) expense	$(4,657,698)	$7,371,786	$61,529,773

52

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

10. Income Taxes (continued)

The Company files a life insurance consolidated federal income tax return with its subsidiaries. As a result, any loss carryforwards are calculated on a consolidated basis. As of December 31, 2009, the consolidated return had no loss carryforwards estimated. Tax capital losses incurred during 2009 will be fully absorbed through a carryback of the losses to offset capital gains generated in 2006.

The amount of federal income taxes incurred that are available for recovery in the event of the carryback of future net losses is as follows:

	Year Ended December 31,
	2009	2008	2007
Ordinary income	$35,581,111	$11,977,589	$40,535,756
Capital gain	—	10,714,470	33,123,437

The Company’s federal income tax returns have been examined and closing agreements have been executed with the Internal Revenue Service or the statute of limitations has expired for all tax periods through December 31, 2003. The Internal Revenue Service is in the process of auditing the Company’s returns for the tax year ended July 31, 2004, filed in consolidation with the Company’s former parent, Safeco Corporation. To date, no significant tax issues or proposed adjustments have been raised by the examiners. The Internal Revenue Service has also completed an audit of the Company’s returns and the statute of limitations has closed for the years ended December 31, 2004 and 2005.

11. Employee Benefit Plans

The Company sponsors a defined contribution plan for all eligible employees. The Symetra Financial Retirement Plan is a 401(k) retirement plan that includes a matching contribution of 100% of a participant’s contributions, up to 6% of eligible compensation. Defined contribution plan expense was $3,811,673, $4,093,215, and $3,876,900 for the years ended December 31, 2009, 2008, and 2007, respectively.

The Company also participates in the Parent’s performance share plan (the Performance Share Plan), that provides incentives to selected executives based on the long-term success of the Company. Awards under the Performance Share Plan are typically made in the form of performance shares with a three-year award period. The value of each performance share is

53

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

11. Employee Benefit Plans (continued)

determined at the discretion of the Parent’s Board of Directors, based on achievement of a growth target, and is paid in cash. The expense recorded for grants related to the Performance Share Plan was $8,290,668, $5,977,901, and $9,384,372 for the years ended December 31, 2009, 2008, and 2007, respectively.

12. Separate Accounts

Funds received from sales of individual and group variable annuities, and variable life products are held in separate variable accounts. The assets of these accounts are held at fair value. Funds received from BOLI are held in separate fixed accounts, and the assets of these accounts are held at amortized cost.

Information regarding the separate accounts of the Company for the year ended December 31, 2009, is as follows:

	Nonindexed Guaranteed More Than/ Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums and other deposit funds	$25,043,012	$94,687,762	$119,730,774

Reserves as of December 31, 2009:
For accounts with assets at:
Fair value	$—	$833,303,063	$833,303,063
Amortized cost	3,192,144,811	—	3,192,144,811

Total	$3,192,144,811	$833,303,063	$4,025,447,874

By withdrawal characteristics:
At fair value	$—	$833,303,063	$833,303,063
At book value without fair value adjustment and with current surrender charge less than 5%	3,192,144,811	—	3,192,144,811

Total	$3,192,144,811	$833,303,063	4,025,447,874

Transfers from separate accounts			6,792,261
Payable for securities			66,270,849
Payable to general account			22,935,925

Total separate account liabilities			$4,121,446,909

54

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

12. Separate Accounts (continued)

Information regarding the separate accounts of the Company for the year ended December 31, 2008, is as follows:

	Nonindexed Guaranteed More Than/ Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums and other deposit funds	$28,875,508	$128,614,688	$157,490,196

Reserves as of December 31, 2008:
For accounts with assets at:
Fair value	$—	$709,174,770	$709,174,770
Amortized cost	2,994,583,958	—	2,994,583,958

Total	$2,994,583,958	$709,174,770	$3,703,758,728

By withdrawal characteristics:
At fair value	$—	$709,174,770	$709,174,770
At book value without fair value adjustment and with current surrender charge less than 5%	2,994,583,958	—	2,994,583,958

Total	$2,994,583,958	$709,174,770	3,703,758,728

Transfers from separate accounts			6,913,278
Payable for securities			6,510,807
Payable to general account			4,327,075

Total separate account liabilities			$3,721,509,888

Information regarding the Separate Accounts of the Company for the year ended December 31, 2007, is as follows:

	Nonindexed Guaranteed More Than/ Equal to 4%	Nonguaranteed Separate Accounts	Total
Premiums and other deposit funds	$46,000,000	$140,353,433	$186,353,433

55

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

12. Separate Accounts (continued)

A reconciliation of the amounts transferred to and from the separate accounts is as follows:

	Year Ended December 31,
	2009	2008	2007
Transfers as reported in statements of income of the Separate accounts’ Annual Statements:
Transfers to separate accounts	$257,168,185	$296,525,116	$306,967,149
Transfers from separate accounts	(238,623,063)	(286,012,172)	(206,558,369)

Net transfers as reported in the statements of income	$18,545,122	$10,512,944	$100,408,780

13. Related-Party Transactions

The following transactions were entered into by the Company with affiliates. Non-insurance transactions involving less than 0.5% of the total assets of the Company are omitted, with the exception of cost allocation transactions, which are discussed separately.

On December 7, 2009 and December 2, 2008, the Company contributed $20,000,000 in cash to First Symetra National Life Insurance Company of New York, its subsidiary.

On May 5, 2009 and December 31, 2009, the Company received noncash contributions of bonds and fixed assets of $101,984,661 and $83,604, respectively, from its Parent.

On December 22, 2008, the Company received bonds and cash contributions of $49,729,250 and $270,750, respectively, from its Parent.

On December 24, 2009, the Company received a cash dividend of $1,000,000 from Symetra National Life Insurance Company, its subsidiary.

The Company is party to an Investment Management Agreement with White Mountains Advisors, LLC., a subsidiary of White Mountains Investments Group, Ltd., an affiliate of the Parent. This agreement provides for investment advisory services related to the Company’s invested assets and portfolio management services. Expenses amounted to $13,156,938, $13,611,647, and $14,395,128 for the years ended December 31, 2009, 2008, and 2007, respectively.

56

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

13. Related-Party Transactions (continued)

Symetra Assigned Benefits Service Company (SABSCO), an affiliate of the Company, purchased at a discount from third-party payees future payment streams from structured settlement annuity contracts assigned to and owned by SABSCO and issued by the Company. The payments to annuitants totaled $60,463,906, $53,140,331, and $40,352,079 during the years ended December 31, 2009, 2008, and 2007, respectively. The Company, in turn, issued commutation endorsements to SABSCO to commute the payment streams in the structured settlement annuity contracts. During the years ended December 31, 2009, 2008, and 2007, the Company paid $59,737,590, $43,121,598, and $49,974,679, respectively, to SABSCO related to the commutation endorsements.

The Company paid concessions, general agent fees, administrative and underwriting fees to its affiliates, Symetra Investment Services, Inc., Symetra Securities, Inc., Medical Risk Managers, Inc., and Symetra Administrative Services, Inc. totaling $9,489,651, $9,728,329, and $10,306,841 for the years ended December 31, 2009, 2008, and 2007, respectively. These payments are included in general insurance expenses in the statements of income.

The Company has not agreed to any guarantees for affiliates.

The Company has a Services and Shared Expenses Agreement with its affiliates under common ownership with the Parent, whereby the parties each agree to provide and receive from each other certain general services (related to sharing common management, personnel, and facilities) and to share the expense thereof. Total related-party rent expense for all facilities charged to operations was $5,808,506, $5,805,056, and $5,844,528 for the years ended December 31, 2009, 2008, and 2007, respectively. Other operating expenses and intercompany cost allocations, including the Performance Share Plan due from and to the Parent, subsidiaries, and affiliates was a net receivable of $2,086,688 as of December 31, 2009 and a net payable of $14,124,631 as of December 31, 2008.

14. Commitments and Contingencies

Guaranty Fund Assessments

Under state insolvency and guaranty laws, insurers licensed to do business in the state can be assessed or required to contribute to state guaranty funds to cover policyholder losses resulting from insurer insolvencies. Liabilities for guaranty funds are not discounted or recorded net of

57

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

14. Commitments and Contingencies (continued)

premium taxes and are included in other liabilities in the balance sheets. As of December 31, 2009 and 2008, the Company had liabilities of $11,474,726 and $7,272,338, respectively, for estimated guaranty fund assessments. The Company had a related asset for premium tax offsets of $7,983,460 and $5,791,158 as of December 31, 2009 and 2008, respectively, which is available for a period of five to 20 years.

Investment in Limited Partnerships

As of December 31, 2009, the Company was invested in seven limited partnership interests related to federal affordable housing projects and five state tax credit funds, two of which were entered into during 2009. The Company unconditionally committed to provide capital contributions of approximately $117,098,543 over a period of three years. Capital contributions of $78,182,460 were paid as of December 31, 2009. The investments are carried at amortized cost with the present value of the unfunded contributions of $35,064,439 recorded in other liabilities. The expected capital contributions are payable as follows:

Expected Capital Contributions
2010	$32,519,213
2011	1,351,693
2012	1,193,533

Total capital contributions payable	$35,064,439

Litigation

Because of the nature of the business, the Company is subject to legal actions filed or threatened in the ordinary course of its business operations. The Company does not expect that any such litigation, pending or threatened as of December 31, 2009, will have a material adverse effect on its financial condition, future operating results, or liquidity.

58

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

14. Commitments and Contingencies (continued)

Leases

The Company leases office space, commercial real estate, and certain equipment under leases that expire at various dates through 2015. The Company accounts for these leases as operating leases. Certain leases include renewal options. The minimum lease commitments, including cost escalation clauses, for the next five years and thereafter are as follows:

Minimum Rentals
2010	$1,310,190
2011	815,804
2012	612,952
2013	333,682
2014 and thereafter	216,515

Total lease commitments	$3,289,143

The amount of rent expense incurred was $6,647,252, $7,712,767, and $6,400,836 for the years ended December 31, 2009, 2008, and 2007, respectively. Rent expense primarily relates to rent paid to the Parent for office space.

Other Commitments

On August 1, 2009, the Company entered into a new service agreement with a third-party service provider to outsource the majority of its information technology infrastructure, effectively terminating the previous agreement with this vender which was scheduled to expire in July 2010. The initial term of the new service agreement expires in July 2014, subject to early termination in certain cases, with two one-year extensions at the Company’s election. Under the terms of the service agreement, the Company agreed to pay an annual service fee ranging from $10,579,644 to $11,414,520 for five years. The Company incurred service fee expenses of $11,217,576, $11,810,846, and $12,831,562 for the years ended December 31, 2009, 2008, and 2007, respectively.

As of December 31, 2009, 2008, and 2007, unfunded mortgage loan commitments were $4,010,000, $9,000,000, and $1,500,000, respectively.

The Company had no other material commitments or contingencies as of December 31, 2009 and 2008.

59

Symetra Life Insurance Company

Notes to Financial Statements – Statutory Basis (continued)

15. Organization Chart

The following table represents the Company’s organizational chart as of December 31, 2009.

Name	FEIN	NAIC #	Domicile	Ownership
Symetra Financial Corporation	20-0978027		DE	26.3	% **	White Mountains Insurance Group, Ltd.*
				26.3	% **	Berkshire Hathaway, Inc.
				11.7%		Franklin Mutual Advisors, LLC
				35.7%		Other equity investors (each with less than 10% ownership)
Symetra Life Insurance Company	91-0742147	68608	WA	100.0%		Symetra Financial Corporation
Symetra National Life Insurance Company	91-1079693	90581	WA	100.0%		Symetra Life Insurance Company
First Symetra National Life Insurance Company of New York	91-1367496	78417	NY	100.0%		Symetra Life Insurance Company
Symetra Assigned Benefits Service Company	91-1246870		WA	100.0%		Symetra Financial Corporation
Symetra Administrative Services, Inc.	91-1364981		WA	100.0%		Symetra Financial Corporation
Symetra Securities, Inc.	91-0824835		WA	100.0%		Symetra Financial Corporation
Symetra Services Corporation	91-0887019		WA	100.0%		Symetra Financial Corporation
Symetra Investment Services, Inc.	91-1354455		WA	100.0%		Symetra Financial Corporation
TFS Training & Consulting, Inc.	20-3494693		WA	100.0%		Symetra Financial Corporation
Clearscape Funding Corporation	20-3820455		WA	100.0%		Symetra Financial Corporation
WSF Receivable I, LLC	26-1099574		FL	100.0%		Clearscape Funding Corporation
Health Network Strategies, LLC	20-8947838		DE	60.0%		Symetra Financial Corporation
				40.0%		Other members
Medical Risk Managers, Inc.	51-0309072		DE	100.0%		Symetra Financial Corporation
TIF Invest III, LLC	26-3530060		DE	100.0%		Symetra Financial Corporation

As of January 27, 2010, White Mountains Insurance Group, Ltd. and Berkshire Hathaway, LLC each beneficially own 21.8%, including the warrants, and Franklin Mutual Advisors, LLC beneficially owns 9.5%. The remaining equity investors, each with less than 10% ownership, own 46.9%

*	Controlling entity
**	Includes warrants exercisable for common shares

60

Report of Independent Registered Public Accounting Firm

The Board of Directors

Symetra Life Insurance Company

We have audited the statutory-basis financial statements of Symetra Life Insurance Company (the Company) as of December 31, 2009 and 2008, and for each of the three years in the period ended December 31, 2009, and have issued our report thereon dated April 16, 2010 (included elsewhere in this Registration Statement). Our audits also included the following financial statement schedules: Schedule I – Summary of Investments – Other Than Investments in Related Parties; Schedule IV – Reinsurance; and Schedule VI – Supplemental Information Concerning Insurance Operations. These schedules are the responsibility of the Company’s management. Our responsibility is to express an opinion based on our audits.

In our opinion, the financial statement schedules referred to above, when considered in relation to the financial statements taken as a whole, present fairly in all material respects the information set forth therein.

/s/ Ernst & Young LLP

Seattle, Washington

April 16, 2010

61

Symetra Life Insurance Company

Schedule I

Summary of Investments-Other Than Investments in Related Parties

	Year Ended December 31, 2009
Bonds:	Cost	Fair Value	Amount as Shown in the Balance Sheet
U.S. government and agencies	$23,549,464	$27,116,410	$24,551,768
Foreign governments and agencies	17,499,908	20,002,423	17,422,769
States, territories, and possessions	5,410,000	5,450,708	5,410,000
Political subdivisions	145,810,266	230,855,418	234,181,376
Special revenue and assessments	178,213,516	236,616,547	241,943,917
Industrial and miscellaneous	9,798,161,665	10,108,013,049	9,680,672,649
Hybrid securities	547,269,303	458,201,291	547,488,553
Mortgage-backed/asset-backed securities	3,718,870,781	3,724,569,042	3,728,439,990

Total bonds	14,434,784,903	14,810,824,888	14,480,111,022

Preferred stocks:
Industrial and miscellaneous	63,797,485	50,220,747	63,178,945

Total preferred stocks	63,797,485	50,220,747	63,178,945

Common stocks:
Nonaffiliated	138,028,239	149,905,772	149,905,772

Total common stocks[1]	138,028,239	149,905,772	149,905,772

Other invested assets
Limited partnership and other invested assets	113,469,246	84,552,891	84,552,891
Surplus Notes	35,196,038	31,620,364	34,988,317

Total other invested assets	148,665,284	116,173,255	119,541,208
Total Invested Assets	$14,785,275,911	$15,127,124,662	$14,812,736,947

[1]

The amount shown in the Balance Sheet for common stocks differs from cost and fair value, as these investments include affiliated common stocks with a cost and fair value of $73,405,552 and $76,998,356, respectively.

	Year Ended December 31, 2008
Bonds:	Cost	Fair Value	Amount as Shown in the Balance Sheet
U.S. government and agencies	$62,671,274	$83,439,930	$80,470,561
Foreign governments and agencies	11,805,662	12,831,009	11,834,156
States, territories, and possessions	13,352,180	16,939,169	13,317,707
Political subdivisions	150,320,602	205,911,346	228,725,235
Special revenue and assessments	180,626,490	234,322,393	240,015,546
Industrial and miscellaneous	8,313,782,682	7,497,494,581	8,209,325,543
Mortgage-backed/asset-backed securities	3,529,562,799	3,332,413,524	3,530,101,307

Total bonds	12,262,121,689	11,383,351,952	12,313,790,055

Preferred stocks:
Hybrid securities	517,287,891	372,767,662	497,050,594
Industrial and miscellaneous	63,582,217	48,312,630	63,008,044

Total preferred stocks	580,870,108	421,080,292	560,058,638

Common stocks:
Nonaffiliated	151,781,801	103,709,066	103,709,066

Total common stocks[2]	151,781,801	103,709,066	103,709,066

Other invested assets
Limited partnership and other invested assets	101,359,901	82,412,576	82,412,574
Surplus Notes	35,196,038	31,368,186	35,013,365

Total other invested assets	136,555,939	113,780,762	117,425,939
Total Invested Assets	$13,131,329,537	$12,021,922,072	$13,094,983,698

[2]

The amount shown in the Balance Sheet for common stocks differs from cost and fair value, as these investments include affiliated common stocks with a cost and fair value of $51,888,098 and $56,784,961, respectively.

62

Symetra Life Insurance Company

Schedule IV – Reinsurance

	Gross amount	Ceded to other companies	Assumed from companies	Net amount	Percentage of amount assumed to net
For the year ended December 31, 2009
Life insurance in-force	54,915,670,706	24,216,464,412	199,870,405	30,699,206,294	0.7%

For the year ended December 31, 2008
Life insurance in-force	55,702,179,479	24,161,728,197	223,124,966	31,540,451,282	0.7%

For the year ended December 31, 2007
Life insurance in-force	56,382,419,705	23,778,862,022	215,266,365	32,603,557,683	0.7%

63

Symetra Life Insurance Company

Schedule VI – Supplemental Information Concerning Insurance Operations

Segment	Policy and contract liabilities (1)	Unearned premiums	Liability for deposit type contracts	Premium and annuity considerations	Net investment income	Benefits	General insurance expenses
Year ended December 31, 2009
Group	$113,185,803	$1,708,884	$1,107,125	$421,800,497	$17,201,137	$286,746,551	$73,785,962
Retirement Services	6,900,052,551	—	117,728,381	2,121,284,096	365,786,280	2,380,651,117	60,800,215
Income Annuities	3,840,754,017	—	2,189,741,048	150,777,785	445,915,461	545,547,914	17,106,184
Individual	1,529,037,985	381,585	312,302	134,065,178	98,824,651	105,490,809	47,942,841
Other	—	—	—	—	19,781,638	6,011	1,805,365

	$12,383,030,356	$2,090,469	$2,308,888,856	$2,827,927,556	$947,509,167	$3,318,442,402	$201,440,567

Year ended December 31, 2008
Group	$129,016,107	$954,056	$1,330,423	$441,438,997	$17,225,769	$291,636,110	$75,084,265
Retirement Services	5,189,638,798	—	119,467,182	1,627,527,379	252,965,206	1,844,451,439	62,140,917
Income Annuities	3,759,558,469	—	2,298,179,830	74,292,237	446,201,210	495,518,014	18,902,790
Individual	1,632,001,352	486,257	304,285	131,886,419	98,229,812	113,447,812	47,749,812
Other	—	—	—	—	28,243,959	68	489,799

	$10,710,214,726	$1,440,313	$2,419,281,720	$2,275,145,032	$842,865,956	$2,745,053,443	$204,367,583

Year ended December 31, 2007
Group	$107,481,120	$1,315,701	$1,536,439	$385,987,648	$17,675,178	$209,573,679	$75,825,814
Retirement Services	4,128,008,881	—	141,616,138	693,243,491	244,413,106	968,903,211	61,883,173
Income Annuities	3,725,388,916	—	2,422,153,837	47,747,539	458,445,561	475,504,841	19,611,276
Individual	1,643,396,241	377,493	312,981	154,106,027	102,437,861	9,805,675	48,628,924
Other	—	—	—	—	32,807,360	(138)	4,021,873

	$9,604,275,158	$1,693,194	$2,565,619,395	$1,281,084,705	$855,779,066	$1,663,787,268	$209,971,060

(1)	This includes life and annuity reserves, accident and health reserves, and policy and contract claims.

64

SYMETRA SEPARATE ACCOUNT SL

PART C

OTHER INFORMATION

Item 26:	Exhibits

Exhibit	Description	Reference
(a)	Resolution of Board of Directors of Symetra Life authorizing the Separate Account	1/

(b)	Custodian Agreements	Not Applicable

(c)	Principal Underwriter’s Agreement Amendment to Principal Underwriter’s Agreement Form of Broker-Dealer Selling Agreement	1/ 9/ 4/

(d)	Form of Individual Flexible Premium Variable Life Insurance Policy	11/

(e)	(i) Application Form (ii) Part IV Application Form	10/ 10/

(f)

Copy of Articles of Incorporation of Symetra Life as Amended 11/26/90

Amendment to Articles of Incorporation of Symetra Life dated 9/1/04

Amendment to Articles of Incorporation of Symetra Life dated 5/27/05

Copy of the Bylaws of Symetra Life as last Amended 12/6/05

1/ 6/ 21/ 21/

(g)	Reinsurance Agreement (Swiss Re) Reinsurance Agreement (Munich Re)	20/ 23/

(h)	Participation Agreement (ACVP)	3/
	Amendment No. 1 to Participation Agreement (ACVP)	3/
	Amendment No. 2 to Participation Agreement (ACVP)	3/
	Amendment No. 3 to Participation Agreement (ACVP)	3/
	Amendment No. 4 to Participation Agreement (ACVP)	5/
	Amendment No. 5 to Participation Agreement (ACVP)	7/
	Amendment No. 6 to Participation Agreement (ACVP)	16/
	Amendment No. 7 to Participation Agreement (ACVP)	16/
	Amendment No. 8 to Participation Agreement (ACVP)	16/
	Participation Agreement (AIM)	3/
	Amendment No. 1 to Participation Agreement (AIM)	5/
	Amendment No. 2 to Participation Agreement (AIM)	19/
	Amendment No. 3 to Participation Agreement (AIM)	19/
	Participation Agreement (Dreyfus) Amendment No. 1 to Participation Agreement (Dreyfus)	2/ 5/
	Amendment No. 2 to Participation Agreement (Dreyfus)	17/
	Participation Agreement (Fidelity)	13/
	Sub-Licensing Agreement (Fidelity)	13/
	Amendment No. 1 to Participation Agreement (Fidelity)	18/
	Amendment No. 2 to Participation Agreement (Fidelity)	24/
	Participation Agreement (Franklin Templeton)	3/
	Amendment No. 1 to Participation Agreement (FRK)	3/
	Amendment No. 2 to Participation Agreement (FRK)	3/

Exhibit	Description	Reference
	Amendment No. 3 to Participation Agreement (FRK)	6/
	Amendment No. 4 to Participation Agreement (FRK)	6/
	Amendment No. 5 to Participation Agreement (FRK)	7/
	Amendment No. 6 to Participation Agreement (FRK)	16/
	Amendment No. 7 to Participation Agreement (FRK)	16/
	Amendment No. 8 to Participation Agreement (FRK)	24/
	Participation Agreement (Ibbotson)	14/
	Amendment No. 1 to Participation Agreement (Ibbotson)	19/
	Participation Agreement (JP Morgan Series Trust II)	2/
	Amendment No. 1 to Participation Agreement (JP Morgan)	5/
	Amendment No 2. to Participation Agreement (JP Morgan)	16/
	Participation Agreement (JP Morgan)	16/
	Participation Agreement (Pioneer)	6/
	Amendment No. 1 to Participation Agreement (Pioneer)	8/
	Amendment No. 2 to Participation Agreement (Pioneer)	16/
	Amendment No. 3 to Participation Agreement (Pioneer)	19/
	Participation Agreement (PIMCO)	7/
	Amendment No. 1 to Participation Agreement (PIMCO)	15/
	Amendment No. 2 to Participation Agreement (PIMCO)	24/
	Amendment No. 3 to Participation Agreement (PIMCO)	24/
	Participation Agreement (Summit)	16/
	Amendment No. 1 to Participation Agreement (Summit)	16/
	Amendment No. 2 to Participation Agreement (Summit)	16/
	Amendment No. 3 to Participation Agreement (Summit)	19/
	Consent to Assignment (Summit-Calvert)	22
	Participation Agreement (Vanguard)	14/
	Amendment to Participation Agreement (Vanguard)	16/
	Participation Agreement (Neuberger Berman)	19/

(i)	Administrative Contracts: Form of Master Administrative Agreement with McCamish	12/

(j)	Other Material Contracts	Not Applicable

(k)	Opinion and Consent of Counsel (Jacqueline M. Veneziani)	10/

(l)	Opinion and Consent of Actuary (Graham T. Summerlee)	Filed Herewith

(m)	Sample Calculation	12/

(n)	Consent of Ernst and Young LLP, Independent Registered Public Accounting Firm	Filed Herewith

(o)	Omitted Financial Statements	Not Applicable

(p)	Initial Capital Agreements	Not Applicable

(q)	Redeemability Exemption: Description of Symetra Life Insurance Company’s Issuance, Transfer and Redemption Procedures for Policies	23/

1/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 14 to Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 1997 (File No. 33-10248).

2/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 10 to From N-4 registration statement of Symetra Separate Account C filed with the SEC on April 14, 2000 (File No. 33-69712).

3/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 21 to Form S-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2002 (File No. 333-30329).

4/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on or about December 19, 2002 (File No. 333-30329).

5/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 26 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2003 (File No. 333-30329).

6/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 17 to Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2004 (File No. 33-69712).

7/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 30 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 29, 2005 (File No. 333-30329).

8/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 22 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 20, 2006 (File No. 33-69712).

9/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 33 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 28, 2006 (File No. 333-30329).

10/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on August 21, 2006 (File No. 333-136776).

11/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 37 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on or about December 20, 2006 (File No. 333-137015).

12/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 36 to Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on or about December 20, 2006 (File No. 333-136776).

13/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 34 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-30329).

14/	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on May 15, 2007 (File No. 333-137411).

15/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2007 (File No. 333-136776).

16/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 2 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on August 15, 2007 (File No. 333-136776).

17/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 5 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on November 30, 2007 (File No. 333-136776).

18/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on January 31, 2008 (File No. 333-137411).

19/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 25 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on April 30, 2008 (File No. 33-69712).

20/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 6 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2008 (File No. 333-136776).

21	Incorporated by reference to Registrant’s Post-Effective Amendment No. 8 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on August 28, 2008 (File No. 333-137411).

22	Incorporated by reference to Registrant’s Initial Product filing on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on March 23, 2009 (File No. 333-158141)

23/	Incorporated by reference to Registrant’s Post-Effective Amendment No. 7 on Form N-6 registration statement of Symetra Separate Account SL filed with the SEC on April 30, 2009 (File No. 333-136776).

24/	Incorporated by reference to Registrant’s Pre-Effective Amendment No. 1 on Form N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2009 (File No. 333-158141).

Item 27.	Directors and Officers of the Depositor

Set forth below is a list of each director and officer of Symetra Life who is engaged in activities relating to Symetra Separate Account SL or the variable life insurance policies offered through Symetra Separate Account SL.

Name	Positions with Symetra Life	Principal Business Address
Randall H. Talbot	Director and President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Allyn D. Close	Director and Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

George C. Pagos	Director, Senior Vice President, General Counsel and Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Jennifer V. Davies	Director and Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Margaret A. Meister	Director, Chief Financial Officer and Executive Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Tommie D. Brooks	Vice President and Chief Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Colleen M. Murphy	Vice President, Controller, Treasurer and Assistant Secretary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Graham T. Summerlee	Assistant Vice President and Senior Actuary	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michele M. Kemper	Vice President and Chief Compliance Officer of the Separate Account	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Richard J. Lindsay	Director and Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michael W. Fry	Director and Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michael E. Madden	Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Patrick B. McCormick	Senior Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Item 28.	Persons Controlled By Or Under Common Control With The Depositor Or Registrant

No person is directly or indirectly controlled by Registrant. Symetra Life established Symetra Separate Account SL (“Registrant”) by resolution of its Board of Directors pursuant to Washington law. Symetra Life (the “Depositor”) is a wholly owned subsidiary of Symetra Financial Corporation. Symetra Financial Corporation is organized under Delaware law and Symetra Life is organized under Washington law. All subsidiaries of Symetra Financial Corporation are included in consolidated financial statements. In addition, Symetra Life files a separate financial statement in connection with its issuance of products associated with the Registrant and other separate accounts. Following is an organization chart of Symetra Financial Corporation.

Name	Ownership	State of Incorporation	Business
Symetra Financial Corporation	Holding Company	DE	Insurance Holding Company

Symetra Life Insurance Company	100% Symetra Financial Corporation	WA	Life Insurance Company
Symetra National Life Insurance Company	100% Symetra Life Insurance Company	WA	Life Insurance Company
First Symetra National Life Insurance Company of New York	100% Symetra Life Insurance Company	NY	Life Insurance Company
Symetra Assigned Benefits Service Company	100% Symetra Financial Corporation	WA	Structured Settlements Assignments and Factoring
Symetra Administrative Services, Inc.	100% Symetra Financial Corporation	WA	Holding Company
Symetra Securities, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer/ Underwriter
Symetra Services Corporation	100% Symetra Financial Corporation	WA	Administrative Services
Symetra Investment Services, Inc.	100% Symetra Financial Corporation	WA	Broker Dealer
TFS Training & Consulting, Inc.	100% Symetra Financial Corporation	WA	Training and Consulting
Clearscape Funding Corporation	100% Symetra Financial Corporation	WA	Structured Settlements Factoring
WSF Receivables I, LLC	100% Clearscape Funding Corporation	FL	Investment
Medical Risk Managers, Inc.	100% Symetra Financial Corporation	DE	Managing Underwriter
Health Network Strategies, LLC	60% Symetra Financial Corporation, 40% Other Members	DE	Benefit Plan Consultant
TIF Invest III, LLC	100% Symetra Financial Corporation	DE	Investment

Item 29:	Indemnification

Under its Bylaws, Symetra Life, to the full extent permitted by the Washington Business Corporation Act, shall indemnify any person who was or is a party to any proceeding (whether brought by or in the right of Symetra Life or otherwise) by reason of the fact that he or she is or was a director of Symetra Life, or, while a director of Symetra Life, is or was serving at the request of Symetra Life as a director, officer, partner, trustee, employee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan, against judgments, penalties, fines, settlements and reasonable expenses actually incurred by him or her in connection with such proceeding.

Symetra Life shall extend such indemnification as is provided to directors above to any person, not a director of Symetra Life, who is or was an officer of Symetra Life or is or was serving at the request of Symetra Life as a director, officer, partner, trustee, or agent of another foreign or domestic corporation, partnership, joint venture, trust, other enterprise, or employee benefit plan. In addition, the Board of Directors of Symetra Life may, by resolution, extend such further indemnification to an officer or such other person as it may seem fair and reasonable in view of all relevant circumstances.

Under certain Director and Officer Indemnification Agreements (“Agreement(s)”) between Symetra Life’s parent company, Symetra Financial Corporation, and directors and/or officers of Symetra Life (“Indemnitees”), Symetra Financial Corporation indemnifies and holds harmless Indemnitees, to the full extent permitted by the laws of the State of Delaware in effect at the time the Agreement is effective or as such laws may from time to time be amended, against all Indemnifiable Losses related to, resulting from or arising out of any Claim (subject to certain exceptions) where:

•

a “Claim” means any threatened, pending or completed action, suit or proceeding, or any inquiry or investigation, whether instituted, made or conducted by Symetra Financial Corporation or any other party, including without limitation any governmental entity that an Indemnitee determines might lead to the institution of any such action, suit or proceeding, whether civil, criminal, administrative, arbitrative, investigative or other,

•

“Indemnifiable Losses” means any and all Expenses, damages, losses, liabilities, judgments, fines, penalties and amounts paid in settlement (including without limitation all interest, assessments and other charges paid or payable in connection with or in respect of any of the foregoing) (collectively “Losses”) relating to, resulting from or arising out of any Claims by reason of the fact that (i) Indemnitee is or was a director, officer, employee or agent of Symetra Financial Corporation and/or of a subsidiary of Symetra Financial Corporation; or (ii) Indemnitee is or was serving at the request of Symetra Financial Corporation as a director, officer, employee or agent of another corporation, partnership, non-profit organization, joint venture, trust or other enterprise; and

•

“Expenses” includes against all direct and indirect costs and expenses of any type whatsoever (including without limitation all attorneys’ and experts’ fees, expenses and charges) and all other costs, expenses and obligations actually and reasonably paid or incurred in connection with investigating, defending, being a witness in or participating in (including on appeal), or preparing to investigate, defend, be a witness in or participate in, a claim.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of Symetra Life pursuant to such provisions of the bylaws, statutes, agreements, or otherwise, Symetra Life has been advised that in the opinion of the Securities and Exchange Commission, such indemnification is against public policy as expressed in said Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Symetra Life or Symetra Financial Corporation of expenses incurred or paid by a director, officer or controlling person of Symetra Life in the successful defense of any such action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the contracts issued by the Separate Account, Symetra Life will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in said Act and will be governed by the final adjudication of such issue.

Item 30.	Principal Underwriters

a.	Symetra Securities, Inc., the principal underwriter for the contracts, also acts as the principal underwriter for other Symetra Life individual variable annuity contracts, Symetra Life’s Group variable annuity contracts and Symetra Life’s Individual Flexible Premium Variable Life Insurance Policies.

b.	The following information is provided for each officer and director of the principal underwriter:

Name	Positions and Offices with Underwriter	Principal Business Address
Linda C. Mahaffey	Director and President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Margaret A. Meister	Director	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Joanne M. Salisbury	Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

LeeAnna G.K. Glessing	Assistant Vice President, Treasurer and Financial Principal	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Allyn D. Close	Director	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Michael F. Murphy	Assistant Vice President and Chief Compliance Officer	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

Laurie A. Hubbard	Vice President	777 108th Avenue NE, Suite 1200 Bellevue, WA 98004

c.	During the fiscal year ended December 31, 2009, Symetra Securities, Inc. received $185,355 in commissions for the distribution of certain variable life insurance policies sold in connection with Registrant of which no payments were retained. Symetra Securities, Inc. did not receive any other compensation in connection with the sale of Registrant’s contracts.

Item 31.	Location of Accounts and Records

Symetra Life Insurance Company at 777 108th Avenue NE, Suite 1200, Bellevue, Washington 98004 maintains physical possession of the accounts, books or documents of the Separate Account required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the rules promulgated thereunder.

Item 32.	Management Services

Not Applicable

Item 33.	Fee Representation

Pursuant to the Investment Company Act of 1940, Symetra Life represents that the fees and charges deducted under the contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and risks assumed by Symetra Life.

SIGNATURES

As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Registration Statement to be signed on its behalf, in the City of Bellevue and State of Washington, on the 29th day of April, 2010.

Symetra Separate Account SL
(Registrant)

By:	Symetra Life Insurance Company

By:	Randall H. Talbot*
Randall H. Talbot, President

By:	Symetra Life Insurance Company
(Depositor)

By:	Randall H. Talbot*
Randall H. Talbot, President

Pursuant to the requirement of the Securities Act of 1933, this Registration Statement has been signed below by the following person in the capacities and on the dates indicated. Those signatures with an asterisk (*) indicate that the signature was supplied by a duly appointed attorney-in-fact under a valid Power of Attorney which is incorporated by reference to N-4 registration statement of Symetra Separate Account C filed with the SEC on December 3, 2009 (File No. 333-158141).

NAME	TITLE

Allyn D. Close*	Director and Senior Vice President
Allyn D. Close

Jennifer V. Davies*	Director and Senior Vice President
Jennifer V. Davies

Michael W. Fry*	Director and Senior Vice President
Michael W. Fry

Richard J. Lindsay*	Director and Senior Vice President
Richard J. Lindsay

Margaret A. Meister*	Director, Chief Financial Operator, Executive Vice
Margaret A. Meister	President

Colleen M. Murphy*	Vice President, Controller, Treasurer and
Colleen M. Murphy	Assistant Secretary

/s/ George C. Pagos	Director, Senior Vice President, General Counsel
George C. Pagos	and Secretary

Randall H. Talbot*	Director and President
Randall H. Talbot